File No. 333-276571
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	1	/X/
Post-Effective Amendment No.		/ /

(Check appropriate box or boxes)

IVY FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Taylor Brody, Esq.
Jonathan M. Kopcsik, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8071
(215) 564-8099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  (i) Class A, Class C, Class I and Class R shares, $0.001 par value per share, of Delaware Ivy Large Cap Growth Fund; (ii) Class A, Class C, Class I, Class R and Class R6 shares, $0.001 par value per share, of Delaware Ivy Mid Cap Growth Fund and Delaware Ivy High Income Fund; (iii) Class A, Class C, Class I and Class R shares, $0.001 par value per share, of Delaware Ivy Small Cap Growth Fund; and (iv) Class A, Class C, Class I, Class R, Class R6 and Class Y shares, $0.001 par value per share, of Delaware Ivy Global Growth Fund and Delaware Ivy International Core Equity Fund. No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Proxy Statement/Prospectus
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

This Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14 contains one common Proxy Statement/Prospectus and one common Statement of Additional Information that will be filed by three registrants. The Part C contained in this Amendment relates only to Ivy Funds. A separate Registration Statement on Form N-14 which includes the common Proxy Statement/Prospectus, the common Statement of Additional Information and its own Part C, is also being filed for Delaware Group Adviser Funds and Delaware Group Equity Funds II.

DELAWARE IVY ACCUMULATIVE FUND
DELAWARE SELECT GROWTH FUND
DELAWARE MID CAP GROWTH EQUITY FUND
DELAWARE SMALL CAP GROWTH FUND
DELAWARE IVY CORE BOND FUND
DELAWARE HIGH-YIELD OPPORTUNITIES FUND
DELAWARE IVY VALUE FUND
DELAWARE GLOBAL EQUITY FUND
DELAWARE GLOBAL EQUITY FUND II
DELAWARE INTERNATIONAL EQUITY FUND
DELAWARE INTERNATIONAL EQUITY FUND II

100 Independence
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Proxy Statement/Prospectus is being provided to you in conjunction with a Special Meeting of Shareholders for the Acquired Funds listed below to be held via live webstream on March 25, 2024, at 12:00 pm ET, to consider the proposed reorganization of your Fund as described further below. The specific details and reasons for the proposed reorganizations are discussed in the enclosed combined Proxy Statement/Prospectus. Please read it carefully.

The Boards of Trustees (each, a “Board” and together, the “Boards”) of each Acquired Trust listed below, on behalf of each of Delaware Ivy Accumulative Fund, Delaware Select Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Small Cap Growth Fund, Delaware Ivy Core Bond Fund, Delaware High-Yield Opportunities Fund, Delaware Ivy Value Fund, Delaware Global Equity Fund, Delaware Global Equity Fund II, Delaware International Equity Fund, and Delaware International Equity Fund II (each, an “Acquired Fund” and together, the “Acquired Funds”) have approved an Agreement and Plan of Reorganization, subject to shareholder approval, pursuant to which each Acquired Fund is proposed to be reorganized with and into a corresponding fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”), as follows (each, a “Reorganization” and together, the “Reorganizations”), on or about April 26, 2024 (“Reorganization Date”):

Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware Ivy Accumulative Fund	Ivy Funds	Delaware Ivy Large Cap Growth Fund[1]	Ivy Funds
Delaware Select Growth Fund	Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund[1]	Ivy Funds
Delaware Mid Cap Growth Equity Fund (formerly, Delaware Smid Cap Growth Fund)	Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund[2]	Ivy Funds
Delaware Small Cap Growth Fund	Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund[3]	Ivy Funds
Delaware Ivy Core Bond Fund	Ivy Funds	Delaware Diversified Income Fund[4]	Delaware Group Adviser Funds
Delaware High-Yield Opportunities Fund	Delaware Group Income Funds	Delaware Ivy High Income Fund[5]	Ivy Funds
Delaware Ivy Value Fund	Ivy Funds	Delaware Value Fund[6]	Delaware Group Equity Funds II
Delaware Global Equity Fund	Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund[7]	Ivy Funds

i

Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware Global Equity Fund II (formerly, Delaware Global Value Equity Fund)	Ivy Funds	Delaware Ivy Global Growth Fund[7]	Ivy Funds
Delaware International Equity Fund (formerly, Delaware International Value Equity Fund)	Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund[8]	Ivy Funds
Delaware International Equity Fund II (formerly, Delaware Ivy International Value Fund)	Ivy Funds	Delaware Ivy International Core Equity Fund[8]	Ivy Funds

1 To be renamed Macquarie Large Cap Growth Fund on or about December 31, 2024
2 To be renamed Macquarie Mid Cap Growth Fund on or about December 31, 2024
3 To be renamed Macquarie Small Cap Growth Fund on or about December 31, 2024
4 To be renamed Macquarie Diversified Income Fund on or about December 31, 2024
5 To be renamed Macquarie High Income Fund on or about December 31, 2024
6 To be renamed Macquarie Value Fund on or about December 31, 2024
7 To be renamed Macquarie Global Growth Fund on or about December 31, 2024
 8 To be renamed Macquarie International Core Equity Fund on or about December 31, 2024

After careful consideration, the Board of each Acquired Trust unanimously approved each proposed Reorganization and recommends that shareholders vote “FOR” the proposal relating to the Reorganization of your Fund(s).

While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. To assist with the solicitation of proxies, we have engaged EQ Fund Solutions, a proxy solicitation firm. As the meeting date approaches, if you have not voted your shares, you may be contacted, such as by telephone, mail, or email, urging you to vote your shares.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on March 25, 2024. If you have more than one account registered in your name, you will receive a separate proxy card for each account. Please vote and return each proxy card that you receive or take advantage of the telephonic or electronic voting procedures described in the proxy card(s). Please help your Fund avoid the expense of a follow-up mailing by voting today.

The Proxy Statement/Prospectus discusses the Reorganizations and provides you with information that you should consider prior to casting your vote.  The Board of each Acquired Trust approved the Reorganization(s) for its respective Acquired Fund(s) and concluded that each Reorganization is in the best interests of each Acquired Fund and its shareholders.  The attached proxy card seeks your vote in favor of the proposed Reorganization of your Fund. Each Reorganization is a separate transaction, and no Reorganization is contingent upon the approval of any other Reorganization described herein.

The investment objectives, strategies, and risks of each Acquired Fund are similar, but also differ in certain respects, from those of the corresponding Acquiring Fund. The enclosed Proxy Statement/Prospectus provides important information regarding such differences, as well as similarities, that shareholders should consider in determining whether an investment in the Acquiring Fund(s) is appropriate for them. Shareholders may redeem their shares of an Acquired Fund at any time prior to the closing of the relevant Reorganization. No contingent deferred sales charge will be assessed in connection with any redemption of your shares of an Acquired Fund prior to the Reorganizations.

If a Reorganization is not approved by the applicable Acquired Fund’s shareholders or does not close for any other reason, such shareholders will remain shareholders of the Acquired Fund, and the Acquired Fund will continue to operate. The Acquired Fund’s Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation of the Acquired Fund.

These materials also include a proxy card, which is, in essence, a ballot.  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return your proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the Reorganization of your Acquired Fund(s), which is in accordance with the recommendation of the Board of the respective Acquired Trust.

We urge you to review carefully the Reorganization proposals in the Proxy Statement/Prospectus.  Then, fill out the proxy card and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional solicitation or mailings may be avoided. If you have any questions on how to cast your vote or would like to quickly vote your shares, call EQ Fund Solutions, our proxy solicitor, toll free at (800) 893-5865.

DELAWARE IVY ACCUMULATIVE FUND
DELAWARE SELECT GROWTH FUND
DELAWARE MID CAP GROWTH EQUITY FUND
DELAWARE SMALL CAP GROWTH FUND
DELAWARE IVY CORE BOND FUND
DELAWARE HIGH-YIELD OPPORTUNITIES FUND
DELAWARE IVY VALUE FUND
DELAWARE GLOBAL EQUITY FUND
DELAWARE GLOBAL EQUITY FUND II
DELAWARE INTERNATIONAL EQUITY FUND
DELAWARE INTERNATIONAL EQUITY FUND II

100 Independence
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on March 25, 2024
To the Shareholders of Delaware Ivy Accumulative Fund, Delaware Select Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Small Cap Growth Fund, Delaware Ivy Core Bond Fund, Delaware High-Yield Opportunities Fund, Delaware Ivy Value Fund, Delaware Global Equity Fund, Delaware Global Equity Fund II, Delaware International Equity Fund, and Delaware International Equity Fund II:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of Delaware Ivy Accumulative Fund, Delaware Select Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Small Cap Growth Fund, Delaware Ivy Core Bond Fund, Delaware High-Yield Opportunities Fund, Delaware Ivy Value Fund, Delaware Global Equity Fund, Delaware Global Equity Fund II, Delaware International Equity Fund, and Delaware International Equity Fund II (each, an “Acquired Fund” and together, the “Acquired Funds”) will be held via live webcast on March 25, 2024 at 12:00 pm ET. As described further below, the shareholders of each Acquired Fund are being asked to approve an Agreement and Plan of Reorganization with respect to that Fund. Each Reorganization is a separate transaction, and no Reorganization is contingent upon the approval of any other Reorganization described herein.

The Meeting is being called for the following purposes:
For Delaware Ivy Accumulative Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy Accumulative Fund and Delaware Ivy Large Cap Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Accumulative Fund by Delaware Ivy Large Cap Growth Fund in exchange solely for shares of Delaware Ivy Large Cap Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Accumulative Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Accumulative Fund.
For Delaware Select Growth Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Select Growth Fund and Delaware Ivy Large Cap Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Select Growth Fund by Delaware Ivy Large Cap Growth Fund in exchange solely for shares of Delaware Ivy Large Cap Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Select Growth Fund; and (iii) the complete liquidation and dissolution of Delaware Select Growth Fund.
For Delaware Mid Cap Growth Equity Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Mid Cap Growth Equity Fund and Delaware Ivy Mid Cap Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Mid Cap Growth Equity Fund by Delaware Ivy Mid Cap Growth Fund in exchange solely for shares of Delaware Ivy Mid Cap Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Mid Cap Growth Equity Fund; and (iii) the complete liquidation and dissolution of Delaware Mid Cap Growth Equity Fund.

For Delaware Small Cap Growth Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Small Cap Growth Fund and Delaware Ivy Small Cap Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Small Cap Growth Fund by Delaware Ivy Small Cap Growth Fund in exchange solely for shares of Delaware Ivy Small Cap Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Small Cap Growth Fund; and (iii) the complete liquidation and dissolution of Delaware Small Cap Growth Fund.
For Delaware Ivy Core Bond Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy Core Bond Fund and Delaware Diversified Income Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Core Bond Fund by Delaware Diversified Income Fund in exchange solely for shares of Delaware Diversified Income Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Core Bond Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Core Bond Fund.
For Delaware High-Yield Opportunities Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware High-Yield Opportunities Fund and Delaware Ivy High Income Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware High-Yield Opportunities Fund by Delaware Ivy High Income Fund in exchange solely for shares of Delaware Ivy High Income Fund; (ii) the distribution of such shares to the shareholders of Delaware High-Yield Opportunities Fund; and (iii) the complete liquidation and dissolution of Delaware High-Yield Opportunities Fund.
For Delaware Ivy Value Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Ivy Value Fund and Delaware Value Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Value Fund by Delaware Value Fund in exchange solely for shares of Delaware Value Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Value Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Value Fund.
For Delaware Global Equity Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Global Equity Fund and Delaware Ivy Global Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Global Equity Fund by Delaware Ivy Global Growth Fund in exchange solely for shares of Delaware Ivy Global Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Global Equity Fund; and (iii) the complete liquidation and dissolution of Delaware Global Equity Fund.
For Delaware Global Equity Fund II shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware Global Equity Fund II and Delaware Ivy Global Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Global Equity Fund II by Delaware Ivy Global Growth Fund in exchange solely for shares of Delaware Ivy Global Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Global Equity Fund II; and (iii) the complete liquidation and dissolution of Delaware Global Equity Fund II.
For Delaware International Equity Fund shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware International Equity Fund and Delaware Ivy International Core Equity Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware International Equity Fund by Delaware Ivy International Core Equity Fund in exchange solely for shares of Delaware Ivy International Core Equity Fund; (ii) the distribution of such shares to the shareholders of Delaware International Equity Fund; and (iii) the complete liquidation and dissolution of Delaware International Equity Fund.
For Delaware International Equity Fund II shareholders only: To approve an Agreement and Plan of Reorganization (the “Plan”) between Delaware International Equity Fund II and Delaware Ivy International Core Equity Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware International Equity Fund II by Delaware Ivy International Core Equity Fund in exchange solely for shares of Delaware Ivy International Core Equity Fund; (ii) the distribution of such shares to the shareholders of Delaware International Equity Fund II; and (iii) the complete liquidation and dissolution of Delaware International Equity Fund II.
To transact such other business as may properly come before the Meeting.
A copy of the form of the Plan, which more completely sets forth the terms of each proposed Reorganization, is attached as Exhibit A to the Proxy Statement/Prospectus.
v

Shareholders of record as of the close of business on February 14, 2024 (the “Record Date”) are entitled to notice of, and to vote at, the Meeting and any adjournment or postponement of the Meeting.  Each shareholder will be entitled to vote only with respect to a Reorganization involving any Acquiring Fund in which the shareholder held shares as of the Record Date.
At the same time that Delaware High-Yield Opportunities Fund shareholders are being asked to approve the Reorganization into Delaware Ivy High Income Fund (the “Delaware High Yield Reorganization”), Delaware Ivy High Yield Fund shareholders are being notified of the reorganization of Delaware Ivy High Yield Fund into Delaware Ivy High Income Fund (the “Ivy High Yield Reorganization”). A separate information statement/prospectus is being mailed to the Delaware Ivy High Yield Fund shareholders. Approval of the shareholders of the Delaware Ivy High Yield Fund is not required and is not being sought in the Ivy High Yield Reorganization. The Delaware High Yield Reorganization is not contingent on the consummation of the Ivy High Yield Reorganization.
The Meeting will be conducted exclusively via live webcast. Any shareholder wishing to participate in the Meeting virtually can do so. If you were a record holder of the Acquired Fund shares as of the Record Date, please send an email to the Acquired Fund’s proxy solicitor, EQ Fund Solutions (“EQ”), at attendameeting@equiniti.com no later than 3:00 pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name and address in the body of the email. EQ will then email you the credentials to the live webcast and instructions for voting during the Meeting. If you held Acquired Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please email EQ at attendameeting@equiniti.com no later than 3:00 pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting, you must first obtain a legal proxy from your intermediary reflecting the Acquired Fund’s name(s), the number of Acquired Fund shares you held and your name and email address. You may forward an email from your intermediary containing the legal proxy or email an image of the legal proxy to EQ at attendameeting@equiniti.com and put “Legal Proxy” in the subject line. EQ will then provide you with the credentials for the live webcast and instructions for voting during the Meeting. The live webcast credentials will only be active for the date and time of the Meeting. If you have any questions prior to the Meeting, please call EQ at (800) 893-5865. For technical assistance during the Meeting, please contact EQ at attendameeting@equiniti.com or call (800) 893-5865.

Whether or not you plan to attend the Meeting via live webcast, your vote is needed.

Attendance at the Meeting will be limited to shareholders of the Acquired Funds as of the close of business on the Record Date. You are entitled to receive notice of, and to vote at, the Meeting and any adjournment or postponement of the Meeting, even if you no longer hold shares of an Acquired Fund. Your vote is important no matter how many shares you own. It is important that your vote be received no later than the time of the Meeting.

Voting is quick and easy. Everything you need is enclosed. You may vote by completing and returning your proxy card in the enclosed postage-paid return envelope, by calling the toll-free telephone number listed on the enclosed proxy card, or by visiting the Internet website listed on the enclosed proxy card. You may receive more than one set of proxy materials if you hold shares in more than one account. Please be sure to vote each proxy card you receive. If we do not hear from you, our proxy solicitor, EQ, may contact you. This will ensure that your vote is counted even if you cannot or do not wish to attend the Meeting. If you have any questions about the proposals or how to vote, you may call EQ at (800) 893-5865 and a representative will assist you.
By Order of the Boards of Trustees of

Ivy Funds;
Voyageur Mutual Funds III;
Delaware Group Equity Funds IV;
Delaware Group Global & International Funds; and
Delaware Group Income Funds,

/s/ Shawn K. Lytle
Shawn K. Lytle
President
March 4, 2024

Important Notice Regarding the Availability of Proxy Materials for the Meeting:
The Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus are available at
https://vote.proxyonline.com/delaware/docs/proxy2024.pdf

PROXY STATEMENT/ PROSPECTUS

TABLE OF CONTENTS

THE REORGANIZATIONS	7
What am I being asked to vote upon?	7
What are the Board recommendations regarding each of the Reorganizations?	7
What will happen if shareholders approve the Plan?	8
What is the anticipated timing of the Reorganizations?	8
What are the costs of the Reorganizations?	8
How will the Reorganizations affect Fund fees and expenses?	10
What happens if a Reorganization is not approved?	10
How will shareholder voting be handled?	10
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS	11
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?	11
What is the historical portfolio turnover of each of the Funds?	79
INFORMATION ABOUT THE FUNDS	81
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?	81
How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?	100
What are the general tax consequences of the Reorganizations?	111
Who manages the Funds?	112
How do the performance records of the Funds compare?	116
Where can I find more financial information about the Funds?	138
REASONS FOR THE REORGANIZATIONS	138
WHAT ARE OTHER KEY FEATURES OF THE FUNDS?	140
ALL REORGANIZATIONS—SHARE ACCOUNT INFORMATION	147
INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN	170
How will the Reorganizations be carried out?	170
Who will pay the expenses of the Reorganization?	170
What are the tax consequences of each Reorganization?	171
What should I know about shares of the Acquired Fund and Acquiring Fund?	176
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?	179
Do the Trustees and Officers own shares of the Funds?	197
Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?	197
VOTING INFORMATION	257
How many votes are necessary to approve the Plan?	257
May I revoke my proxy?	258
What other matters will be voted upon at the Meeting?	258
Who is entitled to vote?	258
How will proxies be solicited?	261
Are there dissenters’ rights?	262
MORE INFORMATION ABOUT THE FUNDS	262
EXHIBITS TO PROXY STATEMENT/PROSPECTUS	266

DELAWARE IVY ACCUMULATIVE FUND
DELAWARE SELECT GROWTH FUND
DELAWARE MID CAP GROWTH EQUITY FUND
DELAWARE SMALL CAP GROWTH FUND
DELAWARE IVY CORE BOND FUND
DELAWARE HIGH-YIELD OPPORTUNITIES FUND
DELAWARE IVY VALUE FUND
DELAWARE GLOBAL EQUITY FUND
DELAWARE GLOBAL EQUITY FUND II
DELAWARE INTERNATIONAL EQUITY FUND
DELAWARE INTERNATIONAL EQUITY FUND II

100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

PROXY STATEMENT/PROSPECTUS

Dated March 4, 2024

Acquisition of the Assets of:
DELAWARE IVY ACCUMULATIVE FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY LARGE CAP GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE SELECT GROWTH FUND (a series of Voyageur Mutual Funds III)
By and in exchange for shares of:
DELAWARE IVY LARGE CAP GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE MID CAP GROWTH EQUITY FUND (formerly, Delaware Smid Cap Growth Fund) (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE IVY MID CAP GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE SMALL CAP GROWTH FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:

DELAWARE IVY SMALL CAP GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE IVY CORE BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE DIVERSIFIED INCOME FUND (a series of Delaware Group Adviser Funds)

Acquisition of the Assets of:
DELAWARE HIGH-YIELD OPPORTUNITIES FUND (a series of Delaware Group Income Funds)
By and in exchange for shares of:
DELAWARE IVY HIGH INCOME FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE IVY VALUE FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE VALUE FUND (a series of Delaware Group Equity Funds II)

Acquisition of the Assets of:
DELAWARE GLOBAL EQUITY FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE IVY GLOBAL GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE GLOBAL EQUITY FUND II (formerly, Delaware Global Value Equity Fund) (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY GLOBAL GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE INTERNATIONAL EQUITY FUND (formerly, Delaware International Value Equity Fund) (a series of Delaware Group Global & International Funds)
By and in exchange for shares of:

DELAWARE IVY INTERNATIONAL CORE EQUITY FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE INTERNATIONAL EQUITY FUND II (formerly, Delaware Ivy International Value Fund) (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND (a series of Ivy Funds)

This Proxy Statement/Prospectus solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of Delaware Ivy Accumulative Fund, Delaware Select Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Small Cap Growth Fund, Delaware Ivy Core Bond Fund, Delaware High-Yield Opportunities Fund, Delaware Ivy Value Fund, Delaware Global Equity Fund, Delaware Global Equity Fund II, Delaware International Equity Fund, and Delaware International Equity Fund II (each, an “Acquired Fund” and together, the “Acquired Funds”). Each Acquired Fund is a series of the Acquired Trust listed above (each, an “Acquired Trust” and together, the “Acquired Trusts”). At the Meeting, shareholders of each Acquired Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”). The Meeting is being called for the following purposes:

For Delaware Ivy Accumulative Fund shareholders only: To approve a Plan between Delaware Ivy Accumulative Fund and Delaware Ivy Large Cap Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Accumulative Fund by Delaware Ivy Large Cap Growth Fund in exchange solely for shares of Delaware Ivy Large Cap Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Accumulative Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Accumulative Fund.
For Delaware Select Growth Fund shareholders only: To approve a Plan between Delaware Select Growth Fund and Delaware Ivy Large Cap Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Select Growth Fund by Delaware Ivy Large Cap Growth Fund in exchange solely for shares of Delaware Ivy Large Cap Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Select Growth Fund; and (iii) the complete liquidation and dissolution of Delaware Select Growth Fund.
For Delaware Mid Cap Growth Equity Fund shareholders only: To approve a Plan between Delaware Mid Cap Growth Equity Fund and Delaware Ivy Mid Cap Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Mid Cap Growth Equity Fund by Delaware Ivy Mid Cap Growth Fund in exchange solely for shares of Delaware Ivy Mid Cap Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Mid Cap Growth Equity Fund; and (iii) the complete liquidation and dissolution of Delaware Mid Cap Growth Equity Fund.
For Delaware Small Cap Growth Fund shareholders only: To approve a Plan between Delaware Small Cap Growth Fund and Delaware Ivy Small Cap Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Small Cap Growth Fund by Delaware Ivy Small Cap Growth Fund in exchange solely for shares of Delaware Ivy Small Cap Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Small Cap Growth Fund; and (iii) the complete liquidation and dissolution of Delaware Small Gap Growth Fund.
For Delaware Ivy Core Bond Fund shareholders only: To approve a Plan between Delaware Ivy Core Bond Fund and Delaware Diversified Income Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Core Bond Fund by Delaware Diversified Income Fund in exchange solely for shares of Delaware Diversified Income Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Core Bond Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Core Bond Fund.
For Delaware High-Yield Opportunities Fund shareholders only: To approve a Plan between Delaware High-Yield Opportunities Fund and Delaware Ivy High Income Fund, that provides for: (i) the acquisition of substantially all of he assets of Delaware High-Yield Opportunities Fund by Delaware Ivy High Income Fund in exchange solely for shares of Delaware Ivy High Income Fund; (ii) the distribution of such shares to the shareholders of Delaware High-Yield Opportunities Fund; and (iii) the complete liquidation and dissolution of Delaware High-Yield Opportunities Fund.
For Delaware Ivy Value Fund shareholders only: To approve a Plan between Delaware Ivy Value Fund and Delaware Value Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Ivy Value Fund by Delaware Value Fund in exchange solely for shares of Delaware Value Fund; (ii) the distribution of such shares to the shareholders of Delaware Ivy Value Fund; and (iii) the complete liquidation and dissolution of Delaware Ivy Value Fund.
For Delaware Global Equity Fund shareholders only: To approve a Plan between Delaware Global Equity Fund and Delaware Ivy Global Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Global Equity Fund by Delaware Ivy Global Growth Fund in exchange solely for shares of Delaware Ivy Global Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Global Equity Fund; and (iii) the complete liquidation and dissolution of Delaware Global Equity Fund.
For Delaware Global Equity Fund II shareholders only: To approve a Plan between Delaware Global Equity Fund II and Delaware Ivy Global Growth Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware Global Equity Fund II by Delaware Ivy Global Growth Fund in exchange solely for shares of Delaware Ivy Global Growth Fund; (ii) the distribution of such shares to the shareholders of Delaware Global Equity Fund II; and (iii) the complete liquidation and dissolution of Delaware Global Equity Fund II.
For Delaware International Equity Fund shareholders only: To approve a Plan between Delaware International Equity Fund and Delaware Ivy International Core Equity Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware International Equity Fund by Delaware Ivy International Core Equity Fund in exchange solely for shares of Delaware Ivy International Core Equity Fund; (ii) the distribution of such shares to the shareholders of Delaware International Equity Fund; and (iii) the complete liquidation and dissolution of Delaware International Equity Fund.
For Delaware International Equity Fund II shareholders only: To approve a Plan between Delaware International Equity Fund II and Delaware Ivy International Core Equity Fund, that provides for: (i) the acquisition of substantially all of the assets of Delaware International Equity Fund II by Delaware Ivy International Core Equity Fund in exchange solely for shares of Delaware Ivy International Core Equity Fund; (ii) the distribution of such shares to the shareholders of Delaware International Equity Fund II; and (iii) the complete liquidation and dissolution of Delaware International Equity Fund II.
To transact such other business as may properly come before the Meeting.
Each of the Acquired Funds will be reorganized into its corresponding Delaware Funds by Macquarie as indicated below (each, an “Acquiring Fund” and together, the “Acquiring Funds”), on or about April 26, 2024 (“Reorganization Date”).

Acquired Funds	Acquiring Funds
Delaware Ivy Accumulative Fund, a series of Ivy Funds	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Delaware Select Growth Fund, a series of Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Delaware Mid Cap Growth Equity Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund, a series of Ivy Funds
Delaware Small Cap Growth Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund, a series of Ivy Funds

Acquired Funds	Acquiring Funds
Delaware Ivy Core Bond Fund, a series of Ivy Funds	Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds
Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Delaware Ivy Value Fund, a series of Ivy Funds	Delaware Value Fund, a series of Delaware Group Equity Funds II
Delaware Global Equity Fund, a series of Delaware Equity Funds IV	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Delaware Global Equity Fund II, a series of Ivy Funds	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Delaware International Equity Fund, a series of Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds
Delaware International Equity Fund II, a series of Ivy Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds

When discussing an Acquiring Fund, Ivy Funds, Delaware Group Adviser Funds, and Delaware Group Equity Funds II are each referred to individually as an “Acquiring Trust” and together as the “Acquiring Trusts.” The Acquired Funds and Acquiring Funds together are referred to as the “Funds.”

If an Acquired Fund’s shareholders vote to approve the Plan: (i) all of the property, assets, and goodwill (Assets) of the Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) each Acquiring Trust, on behalf of the corresponding Acquiring Fund, will assume the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund.  According to the Plan, the Acquired Fund will be liquidated and dissolved following the Reorganization. The Boards of Trustees of each Acquired Trust and Acquiring Trust (each, a “Board” and together, the “Boards”) have approved the Plan and each Reorganization. Pursuant to the Plan, holders of Class A, Class C, Class R, Class R6, Institutional Class, Class I, and Class Y shares, as applicable, of each Acquired Fund will receive shares of equal aggregate net asset value (“NAV”) of Class A, Class C, Class R, Class R6, Institutional Class, Class I, and Class Y shares, as applicable, respectively, of the corresponding Acquiring Fund. Additionally, pursuant to the Plan, holders of Class Y of an Acquired Fund will receive shares of equal aggregate NAV of Class A of the corresponding Acquiring Fund if such Acquiring Fund does not offer Class Y shares.   Additionally, pursuant to the Plan, holders of Institutional Class shares of an Acquired Fund will receive shares of equal aggregate NAV of Class I of the corresponding Acquiring Fund if such Acquiring Fund does not offer Institutional Class shares, and holders of Class I of an Acquired Fund will receive shares of equal aggregate NAV of Institutional Class shares of the corresponding Acquiring Fund if such Acquiring Fund does not offer Institutional Class shares.  This exchange will occur on a date agreed upon by the parties to the Plan, which is currently anticipated to occur on the Reorganization Date. Class A shareholders of the Acquired Funds, as applicable, will not be assessed sales charges, including any contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Funds. Additionally, Class C shareholders of the Acquiring Funds, as applicable, will not incur any contingent deferred sales charge for the exchange of their shares for Class C shares of the corresponding Acquiring Fund. As applicable, subsequent purchases of Class A shares or Class C shares of an Acquiring Fund will, however, be subject to applicable sales charges.  Each Acquiring Fund will be the accounting survivor of the related Reorganization.
Each Fund is a diversified series of its respective trust, with the exception of Delaware Ivy Large Cap Growth Fund, Delaware Global Equity Fund II, Delaware International Equity Fund, and Delaware International Equity Fund II, which are classified as “non-diversified.” Delaware Management Company (“DMC” or the “Manager”), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), serves as the investment advisor for the Funds.

This Proxy Statement/Prospectus sets forth the information that you should know about the Reorganizations. You should retain this Proxy Statement/Prospectus for future reference.  A Statement of Additional Information (“SAI”) dated March 5, 2024, relating to this Proxy Statement/Prospectus, contains additional information about the

Acquiring Funds and the Reorganizations, and has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.

The prospectuses of the Acquiring Funds (“Acquiring Fund Prospectuses”) are intended to provide you with information about each Acquiring Fund.  The prospectuses of the Acquired Funds (“Acquired Fund Prospectuses”) provide additional information about the Acquired Funds and are incorporated herein by reference. Relevant information about the Acquired Fund Prospectuses and Acquiring Fund Prospectuses are as follows:

Acquired Fund Prospectuses	Acquiring Fund Prospectuses
Delaware Ivy Accumulative Fund – dated October 30, 2023 (1933 Act File No. 033-45961)	Delaware Ivy Large Cap Growth Fund – dated July 31, 2023 (1933 Act File No. 033-45961)
Delaware Select Growth Fund – dated February 27, 2024 (1933 Act File No. 002-95928)	Delaware Ivy Large Cap Growth Fund – dated July 31, 2023 (1933 Act File No. 033-45961)
Delaware Mid Cap Growth Equity Fund – dated July 31, 2023 (1933 Act File No. 033-00442)	Delaware Ivy Mid Cap Growth Fund – dated July 31, 2023 (1933 Act File No. 033-45961)
Delaware Small Cap Growth Fund – dated July 31, 2023 (1933 Act File No. 033-00442)	Delaware Ivy Small Cap Growth Fund – dated July 31, 2023 (1933 Act File No. 033-45961)
Delaware Ivy Core Bond Fund – dated July 31, 2023 (1933 Act File No. 033-45961)	Delaware Diversified Income Fund – dated February 27, 2024 (1933 Act File No. 033-67490)
Delaware High-Yield Opportunities Fund – dated November 30, 2023 (1933 Act File No. 002-37707)	Delaware Ivy High Income Fund – dated July 31, 2023 (1933 Act File No. 033-45961)
Delaware Ivy Value Fund – dated July 31, 2023 (1933 Act File No. 033-45961)	Delaware Value Fund – dated March 30, 2023 (1933 Act File No. 002-13017)
Delaware Global Equity Fund – dated January 29, 2024 (1933 Act File No. 033-00442)	Delaware Ivy Global Growth Fund – dated July 31, 2023 (1993 Act File No. 033-45961)
Delaware Global Equity Fund II – dated July 31, 2023 (1993 Act File No. 033-45961)	Delaware Ivy Global Growth Fund– dated July 31, 2023 (1993 Act File No. 033-45961)
Delaware International Equity Fund – dated March 30, 2023 (1933 Act File No. 033-41034)	Delaware Ivy International Core Equity Fund dated July 31, 2023 (1993 Act File No. 033-45961)
Delaware International Equity Fund II – dated July 31, 2023 (1933 Act File No. 033-45961)	Delaware Ivy International Core Equity Fund dated July 31, 2023 (1993 Act File No. 033-45961)

You can request a free copy of any of the Funds’ Prospectuses, SAIs, Annual Reports, or Semiannual Reports by calling 800 523-1918 or by writing to the Funds c/o Delaware Funds by Macquarie®, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or c/o Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).

Additional information about each Acquiring Fund can be viewed online from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

THE REORGANIZATIONS
At a meeting held on January 16, 2024, the Boards, including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”) as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of each of the Funds, considered the proposal to reorganize each Acquired Fund with and into the corresponding Acquiring Fund, and approved the Plan.

What am I being asked to vote upon?
The shareholders of each Acquired Fund are being asked to vote to approve the Plan between the Acquired Fund and its corresponding Acquiring Fund. Each Acquired Trust and each Acquiring Trust are organized as Delaware statutory trusts. The rights of the shareholders of the Voyageur Mutual Funds III, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Income Funds, Delaware Group Adviser Funds, and Delaware Group Global & International Funds are identical, and the rights of shareholders of the Ivy Funds are materially similar with certain exceptions as noted in Exhibit C to this Proxy Statement/Prospectus. Each Plan provides that: (i) all of the property, assets, and goodwill (“Assets”) of the applicable Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) each Acquiring Trust, on behalf of the corresponding Acquiring Fund, will assume the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund.  According to the Plan, each Acquired Fund will be liquidated and dissolved following the Reorganization. Each Reorganization constitutes a separate reorganization, and no Reorganization is contingent upon the approval of any other Reorganization. Each Reorganization was proposed by Management and approved by the applicable Acquired Trust’s Board. Management proposed each Reorganization in consideration of portfolio characteristics, similarities in investment approach, overlap of portfolio holdings and shared portfolio management teams, among other considerations, as applicable for each Reorganization.

At the same time that Delaware High-Yield Opportunities Fund shareholders are being asked to approve the Reorganization into Delaware Ivy High Income Fund (the “Delaware High Yield Reorganization”), Delaware Ivy High Yield Fund shareholders are being notified of the reorganization of Delaware Ivy High Yield Fund into Delaware Ivy High Income Fund (the “Ivy High Yield Reorganization”). A separate information statement/prospectus is being mailed to the Delaware Ivy High Yield Fund shareholders. Approval of the shareholders of the Delaware Ivy High Yield Fund is not required and is not being sought in the Ivy High Yield Reorganization. The Delaware High Yield Reorganization is not contingent on the consummation of the Ivy High Yield Reorganization.
What are the Board recommendations regarding each of the Reorganizations?
For the following reasons and the reasons set forth below under “Reasons for the Reorganization,” the Board of each Acquiring Trust and Acquired Trust, on behalf of its respective Fund, has determined that the Reorganization is in the best interests of the respective Fund and its shareholders. The Board of each Acquired Trust and Acquiring Trust, on behalf of its respective Fund, has also determined that the interests of the existing shareholders of such Fund will not be diluted as a result of the applicable Reorganization, based upon information provided to the Board. In making these determinations, the Board of each Fund noted the recommendation of DMC, the Funds’ investment manager, and considered the following, among other factors:
(i)
each Acquiring Fund and its corresponding Acquired Fund share similar or identical investment objectives, similar principal investment strategies and principal risks, and materially similar fundamental investment restrictions, with the exception of (a) the Reorganizations of Delaware Ivy Accumulative Fund and Delaware Select Growth Fund each into Delaware Ivy Large Cap Growth Fund, where each Acquired Fund is classified as “diversified” and the Acquiring Fund is classified as “non-diversified”; (b) the Reorganization of Delaware Global Equity Fund into Delaware Ivy Global Growth Fund, where the Acquired Fund may concentrate its investments in the consumer staples sector and the Acquiring Fund may not concentrate its investments in any sector; (c) the Reorganization of Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund, where the Acquired Fund is classified as “non-diversified” and may concentrate its investments in the consumer staples sector and the Acquiring Fund is classified as

“diversified” and may not concentrate its investments in any sector; and (d) the Reorganization of Delaware International Equity Fund and Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund, where each Acquired Fund is classified as “non-diversified” and may concentrate its investments in the consumer staples sector and the Acquiring Fund is classified as “diversified” and may not concentrate its investments in any sector;
(ii)	each Acquiring Fund and its corresponding Acquired Fund have the same portfolio management teams at the time of the Board meeting;
(iii)	each Acquiring Fund and its corresponding Acquired Fund have a high degree of portfolio holding overlap, which is anticipated to mitigate transaction costs in connection with each Reorganization;
(iv)
while some classes of certain Acquiring Funds will experience a higher gross expense ratio following the Reorganization, each Acquiring Fund’s overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund’s total expense ratio following the Reorganizations, after taking into account applicable expense limitation arrangements. These expense limitation agreements will continue for one year from the closing of each applicable Reorganization;

(v)
each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and reach and/or get closer (as applicable) to breakpoints in the management fee schedules;

(vi)	the reduced number of substantially similar Funds should benefit distribution efforts;
(vii)	the performance of the Funds, noting generally favorable Acquiring Fund performance across various periods as compared to the corresponding Acquired Fund in most cases;
(viii)	the assets under management of each Fund (e.g., smaller funds going into larger funds) and DMC’s view on ability to garner additional assets of each Fund outside of the Reorganizations; and
(ix)	each Reorganization will be structured so it qualifies as a tax-free reorganization.

What will happen if shareholders approve the Plan?
If approved by Acquired Fund shareholders, each Reorganization will result in your Acquired Fund shares being exchanged for Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Acquired Fund(s). In particular, shareholders of each Acquired Fund will receive the equivalent aggregate NAV of the Class A, Class C, Class R, Institutional Class, Class I, Class Y or Class R6 shares, as applicable, of the corresponding Acquiring Fund. As indicated and described further below, holders of Class Y of each Acquired Fund will receive shares of equal aggregate NAV of Class A of the corresponding Acquiring Fund if such Acquiring Fund does not offer Class Y shares.   Additionally, pursuant to the Plan, holders of Institutional Class shares of each Acquired Fund will receive shares of equal aggregate NAV of Class I of the corresponding Acquiring Fund if such Acquiring Fund does not offer Institutional Class shares; holders of Class I of each Acquired Fund will receive shares of equal aggregate NAV of Institutional Class shares of the corresponding Acquiring Fund if such Acquiring Fund does not offer Class I shares.

Following the Reorganization, you will cease to be an Acquired Fund shareholder and will become an Acquiring Fund shareholder.

This exchange will occur on a date agreed upon by the parties to the Plan, which is currently anticipated to occur on or around April 26, 2024 (“Closing Date”).

Shareholders of the Acquired Funds will not be assessed any sales charges for the exchange of their shares Class A, Class C, Institutional Class, Class I, Class R, Class R6, or Class Y shares of the Acquiring Funds.

What is the anticipated timing of the Reorganizations?
The Meeting is scheduled to occur on March 25, 2024.  If the necessary shareholder approval is obtained for a Reorganization, the Reorganization is expected to be completed on or around April 26, 2024.

What are the costs of the Reorganizations?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Proxy Statement/Prospectus, are anticipated to be approximately $3,319,336 - $4,515,078. The total costs of the Reorganizations will be combined with the total costs of reorganizations proposed to occur around the same time as the Reorganizations for other Delaware Funds that are not referenced in this Proxy Statement/Prospectus (together, the “Total Reorganization Costs”). The Total Reorganization Costs will be split as follows: two thirds to be paid by each related acquiring fund and acquired fund together, including the Acquiring Funds and Acquired Funds, with individual Fund contributions to be assessed based on proportional assets, and one third to be paid by DMC. Each reorganization described herein is a separate transaction, and no reorganization is contingent upon the shareholder approval (if applicable) of any other reorganization described herein.

	Lower Estimate		Higher Estimate
Estimated Expense Amount / Split	Total	bps	Total	bps
Total Estimated Costs	$ 3,319,336		$4,515,078
Delaware Management Company (DMC)	$ 1,106,445		$1,505,026
Acquired Funds:
Delaware Ivy Accumulative Fund	$ 47,637	0.008%	$64,798	0.010%
Delaware Select Growth Fund	$ 15,445	0.008%	$21,009	0.010%
Delaware Mid Cap Growth Equity Fund	$ 98,702	0.008%	$134,258	0.010%
Delaware Small Cap Growth Fund	$ 9,448	0.008%	$12,852	0.010%
Delaware Ivy Core Bond Fund	$ 28,907	0.008%	$39,320	0.010%
Delaware High-Yield Opportunities Fund	$ 35,566	0.008%	$48,378	0.010%
Delaware Ivy Value Fund	$ 39,856	0.008%	$54,214	0.010%
Delaware Global Equity Fund	$ 13,776	0.008%	$18,739	0.010%
Delaware Global Equity Fund II	$ 20,212	0.008%	$27,493	0.010%
Delaware International Equity Fund	$ 20,318	0.008%	$27,638	0.010%
Delaware International Equity Fund II	$ 7,485	0.008%	$10,181	0.010%
Total Acquired Funds	$ 337,354	0.008%	$458,880	0.010%
Acquiring Funds:
Delaware Ivy Large Cap Growth Fund	$ 468,461	0.008%	$637,217	0.010%
Delaware Ivy Mid Cap Growth Fund	$ 427,097	0.008%	$580,952	0.010%
Delaware Ivy Small Cap Growth Fund	$ 99,908	0.008%	$135,899	0.010%
Delaware Diversified Income Fund	$ 212,418	0.008%	$288,938	0.010%
Delaware Ivy High Income Fund	$ 179,241	0.008%	$243,810	0.010%
Delaware Value Fund	$ 350,868	0.008%	$477,263	0.010%
Delaware Ivy Global Growth Fund	$ 37,826	0.008%	$51,452	0.010%
Delaware Ivy International Core Equity Fund	$ 99,719	0.008%	$135,641	0.010%
Total Acquiring Funds	$ 1,875,537	0.008%	$2,551,172	0.010%

How will the Reorganizations affect Fund fees and expenses?
With respect to the Delaware Mid Cap Growth Equity Fund, Delaware Small Cap Growth Fund, Delaware High-Yield Opportunities Fund, Delaware Global Equity Fund, Delaware Global Equity Fund II, Delaware International Equity Fund, and Delaware International Equity Fund II, the corresponding Acquiring Fund’s management fee rate as of the Funds’ most recent fiscal year end is higher than the Acquired Fund’s management fee rate (after waiver). However, after the application of any applicable expense limitation agreements, which will be in place for one year from the closing of the applicable Reorganization, the net expense ratio of each Acquiring Fund is expected to be equal to or lower than the net expense ratio of the corresponding Acquired Fund following the Reorganization. As illustrated in the fee and expense tables below, certain existing classes of the Acquired Funds will be converted into share classes of a corresponding Acquiring Fund that are anticipated to have a higher gross expense ratios following the respective Reorganization.

What happens if a Reorganization is not approved?
If a Reorganization is not approved by the applicable Acquired Fund’s shareholders or does not close for any other reason, such shareholders will remain shareholders of the Acquired Fund, and the Acquired Fund will continue to operate. The Acquired Fund’s Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation of the Acquired Fund. Each Reorganization is not contingent upon the consummation of any other Reorganization.  The Delaware High Yield Reorganization is not contingent on the consummation of the Ivy High Yield Reorganization (i.e., the Delaware High Yield Reorganization, if approved by shareholders, may still proceed if the Ivy High Yield Reorganization is not consummated for any reason).

How will shareholder voting be handled?
Shareholders who own shares of an Acquired Fund at the close of business on the Record Date will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of a Reorganization requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of an Acquired Fund; or (ii) 67% or more of the outstanding shares of the Acquired Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy (“1940 Act Majority Vote”).  EQ has been retained by the Acquired Funds to solicit, collect, and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Proxy Statement/Prospectus. You may cast your vote by completing, signing and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the on-line instructions if your account is eligible.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting.  You may also attend the Meeting and cast your vote at the Meeting via live webcast.

The Meeting will be conducted exclusively via live webcast. Any shareholder wishing to participate in the Meeting telephonically can do so. If you were a record holder of Acquired Fund shares as of the Record Date, please send an email to the Acquired Fund’s proxy solicitor, EQ, at attendameeting@equiniti.com no later than 3:00 pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name and address in the body of the email. EQ will then email you the credentials to the live webcast and instructions for voting during the Meeting. If you held Acquired Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please email EQ at attendameeting@equiniti.com no later than 3:00 pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting, you must first obtain a legal proxy from your intermediary reflecting the Acquired Fund’s name(s), the number of Acquired Fund shares you held and your name and email address. You may forward an email from your intermediary containing the legal proxy or email an image of the legal proxy to EQ at attendameeting@equiniti.com and put “Legal Proxy” in the subject line. EQ will then provide you with the credentials for the live webcast and instructions for voting during the Meeting. The live webcast credentials will only be active for the date and time of the Meeting. If you have any questions prior to the Meeting, please call EQ at (800) 893-5865. For technical assistance during the Meeting, please contact EQ at attendameeting@equiniti.com or call (800) 893-5865.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “Voting Information” section of this Proxy Statement/Prospectus.

THE BOARD OF EACH ACQUIRED TRUST, ON BEHALF OF ITS RESPECTIVE ACQUIRED FUND, RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN FOR SUCH ACQUIRED FUND.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?
This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds and the Acquiring Funds. More complete information may be found in the Funds’ Prospectuses and SAIs.  For a complete description of an Acquiring Fund’s investment objectives, investment strategies, and risks, you should read the Acquiring Fund Prospectus.

REORGANIZATION OF DELAWARE IVY ACCUMULATIVE FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Accumulative Fund (Acquired Fund)	Delaware Ivy Large Cap Growth Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy Accumulative Fund seeks to provide capital growth and appreciation.	What is the Fund’s investment objective? Delaware Ivy Large Cap Growth Fund seeks to provide growth of capital.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

The Acquired Fund is classified as “diversified,” while the Acquiring Fund is classified as “nondiversified” and neither Fund will concentrate its investments in any one industry.

The Acquired Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of US companies that the Manager believes have long-term capital appreciation potential and are expected to grow faster than the US economy. Similarly, under normal circumstances, the Acquiring Fund primarily invests in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that the Manager believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. The Acquiring Fund will invest at least 80% of its net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Acquiring Fund’s 80% policy is nonfundamental and may be changed without prior shareholder approval.

Both Funds invest primarily in growth-oriented companies. A stock has growth potential if, in the Manager’s opinion, the revenue, earnings, and/or cash flow of the company are likely to grow faster than the economy. The Acquired Fund will invest primarily in large- and medium-sized companies in any industry.
Both Funds use a bottom-up (researching individual issuers) strategy in selecting securities for the Funds. The Manager screens companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager seeks to invest the Funds in companies that it believes possess a structural competitive advantage or durable market leadership position, concentrating on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations.
The Manager’s process for selecting stocks for each Fund is based primarily on fundamental research, but does utilize quantitative analysis during the screening process. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term.
The Acquiring Fund will also consider such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, distribution advantages, strength of management, ESG characteristics, level of competitive intensity, return of capital, strong balance sheets and cash flows, the threat of substitute products, and the interaction and bargaining power between a company, its customers, suppliers, and competitors.

Many of the companies in which the Acquiring Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Acquiring Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Acquiring Fund is not invested directly in such markets.

Both Funds typically holds a limited number of stocks (generally 35 to 50), but the Acquired Fund from time to time the Fund may hold more or fewer names depending on the Manager’s assessment of the investment opportunities available. The Acquired Fund may also invest in real estate investment trusts (REITs).

Delaware Ivy Accumulative Fund (Acquired Fund)	Delaware Ivy Large Cap Growth Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy Accumulative Fund seeks to achieve its objective to provide capital growth and appreciation by investing primarily in a diversified portfolio of common stocks of US companies that Delaware Management Company (Manager) believes have long-term capital appreciation potential and are expected to grow faster than the US economy.

The Fund will invest primarily in growth-oriented companies. A stock has growth potential if, in the Manager’s opinion, the revenue, earnings, and/or cash flow of the company are likely to grow faster than the economy. The Fund will invest primarily in large- and medium-sized companies in any industry.

In selecting securities for the Fund, the Manager begins its investment process by screening

What are the Fund’s principal investment strategies?

Delaware Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that Delaware Management Company (Manager), the Fund’s investment manager, believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Fund invests at least 80% of its net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Manager believes are likely to grow faster than the economy. The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

Delaware Ivy Accumulative Fund (Acquired Fund)	Delaware Ivy Large Cap Growth Fund (Acquiring Fund)
companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. The Manager seeks to invest for the Fund in companies that it believes possess a structural competitive advantage or durable market leadership position. The Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.

The Manager’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process. From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term.

The Fund typically holds a limited number of stocks (generally 35 to 50), although from time to time the Fund may hold more or fewer names depending on the Manager’s assessment of the investment opportunities available.
The Fund may invest in real estate investment trusts (REITs).

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

In selecting securities for the Fund, the Manager begins its investment process by screening large-capitalization companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. The Manager seeks to invest for the Fund in companies that it believes possess a structural competitive advantage or durable market leadership position. The Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.

A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; ESG characteristics; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Manager’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process.

From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Fund typically holds a limited number of stocks (generally 35 to 50).

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets

Delaware Ivy Accumulative Fund (Acquired Fund)	Delaware Ivy Large Cap Growth Fund (Acquiring Fund)

through investments in these companies, even if the Fund is not invested directly in such markets.

In general, the Manager may sell a security when, in the Manager’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Manager also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market risk, Limited number of securities risk, Liquidity risk, Industry and sector risk, Growth stock risk, IBOR risk, and Active management and selection risk.

In addition, the Acquired Fund is subject to Company size risk, Government and regulatory risk, REIT-related risk, and Portfolio turnover risk. The Acquiring Fund is also subject to Large-capitalization company risk, Nondiversification risk, and Information technology sector risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market Risk	Market risk
Limited number of securities risk	Limited number of securities risk
Company size risk
Liquidity risk	Liquidity risk
Government and regulatory risk
Industry and sector risk	Industry and sector risk
Growth stock risk	Growth stock risk

Acquired Fund	Acquiring Fund
REIT-related risk
Portfolio turnover risk
IBOR Risk	IBOR risk
Active management and selection risk	Active management and selection risk
Large-capitalization company risk
Nondiversification risk
Information technology sector risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted identical fundamental investment restrictions, except that the Acquired Fund is classified as “diversified” and the Acquiring Fund is classified as “non-diversified.”

Except with respect to the Funds’ investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and restrictions.

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
4. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
5. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
6. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
7. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

Nonfundamental Investment Restrictions. In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: Each Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Acquiring Fund’s shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Acquiring Fund shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: Each Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

3. Investment in debt securities: Each Fund may invest up to 10% of its total assets in non-investment grade debt securities.

4. Investment in foreign securities: Each Fund may not invest more than 25% of its total assets in foreign securities.

5. Investment in Financial Instruments: Each Fund may invest in certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, “Financial Instruments”) if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

6. Restrictions on selling short: Each Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Diversification: For the Acquired Fund except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8. Other Current Restrictions: The Acquiring Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, each Fund may invest in cash or cash equivalents without limitation. The Acquiring Fund currently does not intend to borrow for investment purposes.

REORGANIZATION OF DELAWARE SELECT GROWTH FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND

Investment Objectives. The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Select Growth Fund (Acquired Fund)	Delaware Ivy Large Cap Growth Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Select Growth Fund seeks long-term capital appreciation.	What is the Fund’s investment objective? Delaware Ivy Large Cap Growth Fund seeks to provide growth of capital.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

The Acquired Fund is classified as “diversified,” while the Acquiring Fund is classified as “nondiversified” and neither Fund will concentrate its investments in any one industry.

The Acquired Fund seeks to achieve its objective by investing primarily in common stocks of companies that its Manager believes have long-term capital appreciation potential and are expected to grow faster than the US economy. The Acquired Fund primarily invests in large- and medium-sized companies. Similarly, under normal circumstances, the Acquiring Fund primarily invests in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that the Manager believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. The Acquiring Fund will invest at least 80% of its net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Acquiring Fund’s 80% policy is nonfundamental and may be changed without prior shareholder approval.

In selecting securities, both Funds use a bottom-up (researching individual issuers) strategy in selecting securities for the Funds. The Manager screens companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager seeks to invest the Funds in companies that it believes possess a structural competitive advantage or durable market leadership position, concentrating on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Acquiring Fund will also consider such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, distribution advantages, strength of management, ESG characteristics, level of competitive intensity, return of capital, strong balance sheets and cash flows, the threat of substitute products, and the interaction and bargaining power between a company, its customers, suppliers, and competitors.

Many of the companies in which the Acquiring Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Acquiring Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Acquiring Fund is not invested directly in such markets.

Both Funds typically holds a limited number of stocks (generally 35 to 50), but the Acquired Fund from time to time the Fund may hold more or fewer names depending on the Manager’s assessment of the investment opportunities available.

Delaware Select Growth Fund (Acquired Fund)	Delaware Ivy Large Cap Growth Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

The Fund invests primarily in common stocks of companies that its Manager believes have long-term capital appreciation potential and are expected to grow faster than the US economy.  The Manager will primarily invest in large- and medium-sized companies.

In selecting securities for the Fund, the Manager begins its investment process by screening companies based on profitability (capital returns and margins) and growth (sales and earnings), while

What are the Fund’s principal investment strategies?

Delaware Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that Delaware Management Company (Manager), the Fund’s investment manager, believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Fund invests at least 80% of its net assets in large-

while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. The Manager seeks to invest  the Fund in companies that the Manager believes possess a structural competitive advantage or durable market leadership position. The Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest the Fund in companies that the Manager believes have improving growth prospects or improving levels of profitability and returns.

The Manager’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process. From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term.

Under normal circumstances, the Fund generally holds 35 to 50 stocks, although from time to time the Fund may hold more or fewer names depending on the Manager’s assessment of the investment opportunities available.

The Manager typically invests the Fund in a mix of different stocks, representing a wide array of industries and a mix of large- and medium-sized companies.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Manager believes are likely to grow faster than the economy. The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

In selecting securities for the Fund, the Manager begins its investment process by screening large-capitalization companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. The Manager seeks to invest for the Fund in companies that it believes possess a structural competitive advantage or durable market leadership position. The Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.

A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; ESG characteristics; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Manager’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process.

From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Fund typically holds a limited number of stocks (generally 35 to 50).

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

In general, the Manager may sell a security when, in the Manager’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Manager also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market Risk, Limited number of securities risk, Liquidity risk, Industry and sector risk, Growth stock risk, IBOR Risk, and Active management and selection risk.

In addition, the Acquired Fund is subject to Company size risk, Government and regulatory risk, and Portfolio turnover risk. The Acquiring Fund is also subject to Large-capitalization company risk, Nondiversification risk, and
Information technology sector risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market Risk	Market risk
Limited number of securities risk	Limited number of securities risk
Company size risk
Liquidity risk	Liquidity risk

Government and regulatory risk
Industry and sector risk	Industry and sector risk
Growth stock risk	Growth stock risk
Portfolio turnover risk
IBOR Risk	IBOR risk
Active management and selection risk	Active management and selection risk
Large-capitalization company risk
Nondiversification risk
Information technology sector risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions, except that the Acquired Fund is classified as “diversified” and the Acquiring Fund is classified as “non-diversified.” The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

The Acquired Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the Fund's total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

For the Acquired Fund, except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

For the Acquiring Fund, except with respect to the Fund’s investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and restrictions.

Delaware Select Growth Fund (Acquired Fund)	Delaware Ivy Large Cap Growth Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions? The Fund shall not:	What are the Fund’s fundamental investment restrictions?
Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or in tax-exempt obligations.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of

Delaware Select Growth Fund (Acquired Fund)	Delaware Ivy Large Cap Growth Fund (Acquiring Fund)
its investments in securities of issuers in any one industry.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental Investment Restrictions. In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: The Acquiring Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Acquiring Fund’s shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Acquiring Fund shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: The Acquired Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Acquired Fund has valued the investment. The Acquiring Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

3. Concentration policy: For purposes of the Acquired Fund's concentration policy, the Acquired Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

In applying the Acquired Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry) described above: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

In addition, in applying the Acquired Fund's policy on concentration, it will divide the technology sector into various subcategories (e.g., computer manufacturers, information technology services, semiconductor and other equipment manufacturers, and telecommunication services) and the consumer discretionary sector into various subcategories (e.g., apparel, commercial services, Internet, leisure time, lodging, media, and retail).

4. Investment in debt securities: The Acquiring Fund may invest up to 10% of its total assets in non-investment grade debt securities.

5. Investment in foreign securities: The Acquiring Fund may not invest more than 25% of its total assets in foreign securities.

6. Investment in Financial Instruments: The Acquiring Fund may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

7. Restrictions on selling short: The Acquiring Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

8. Other Current Restrictions: The Acquiring Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, each Fund may invest in cash or cash equivalents without limitation.

The Acquiring Fund currently does not intend to borrow for investment purposes.

REORGANIZATION OF DELAWARE MID CAP GROWTH EQUITY FUND INTO DELAWARE IVY MID CAP GROWTH FUND

Investment Objectives. The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Mid Cap Growth Equity Fund (Acquired Fund)	Delaware Ivy Mid Cap Growth Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Mid Cap Growth Equity Fund seeks long-term capital appreciation.	What is the Fund’s investment objective? Delaware Ivy Mid Cap Growth Fund seeks to provide growth of capital.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

Under normal circumstances, the Acquired Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-capitalization companies (80% policy). The Acquired Fund may invest in both domestic and foreign mid-capitalization companies. For purposes of this Fund, mid-capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. The Acquired Fund’s 80% policy is nonfundamental and may be changed without prior shareholder approval. The Acquired Fund may invest in a limited number of stocks.

Similarly, the Acquiring Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Manager believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets in the securities of mid-capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of acquisition. The Acquiring Fund’s 80% policy is nonfundamental and may be changed without prior shareholder approval. The Acquiring Fund’s 80% policy does not include a focus on equity securities like the Acquired Fund’s 80% policy.

In selecting securities for the Funds, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Manager may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the Manager’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the Manager considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Acquired Fund may also use futures and options to seek to protect unrealized gains in the Fund’s portfolio when the Manager anticipates adverse conditions; to neutralize the effect of any price declines, without selling a security; and to gain exposure to a particular market segment without purchasing individual securities in that segment.

Delaware Mid Cap Growth Equity Fund (Acquired Fund)	Delaware Ivy Mid Cap Growth Fund (Acquiring Fund)
What are the Fund’s principal investment strategies? The Fund invests primarily in common stocks of growth-oriented companies that its investment	What are the Fund’s principal investment strategies? Delaware Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in

Delaware Mid Cap Growth Equity Fund (Acquired Fund)	Delaware Ivy Mid Cap Growth Fund (Acquiring Fund)
manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the US economy.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-capitalization companies (80% policy). The Fund may invest in both domestic and foreign mid-capitalization companies. For purposes of this Fund, mid-capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. The index listed above is used for purposes of determining range and not for targeting portfolio management. As of June 30, 2023, the Russell Midcap Growth Index had a market capitalization range between $1.54 billion and $51.81 billion. The market capitalization range for the Russell Midcap Growth Index will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The Fund may invest in a limited number of stocks.

In selecting securities for the Fund, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Manager may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the Manager’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the Manager considers many factors, including what it believes to be excessive valuation given company common stocks of mid-capitalization companies that Delaware Management Company (Manager), the Fund’s investment manager, believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of acquisition. As of June 30, 2023 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $521.37 million and $50.57 billion.

In selecting securities for the Fund, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Manager may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the Manager’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the Manager considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Delaware Mid Cap Growth Equity Fund (Acquired Fund)	Delaware Ivy Mid Cap Growth Fund (Acquiring Fund)
growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may use futures and options to seek to protect unrealized gains in the Fund’s portfolio when the Manager anticipates adverse conditions; to neutralize the effect of any price declines, without selling a security; and to gain exposure to a particular market segment without purchasing individual securities in that segment.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market Risk, IBOR risk, Liquidity risk, and Active management and selection risk.

In addition, the Acquired Fund is subject to Company size risk, Limited number of securities risk, Foreign risk, and
Derivatives risk. While the Acquiring Fund’s prospectus did not disclose the Company size risk, it included related risks such as Small- and mid-market capitalization company risk. The Acquiring Fund is also subject to Growth stock risk, Information technology sector risk, Industry and sector risk, and Healthcare sector risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market Risk	Market risk
Company size risk
Limited number of securities risk
Foreign risk
Derivatives risk

Liquidity risk	Liquidity risk
IBOR Risk	IBOR risk
Active management and selection risk	Active management and selection risk
Growth stock risk
Small- and mid-market capitalization company risk
Information technology sector risk
Industry and sector risk
Healthcare sector risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

For the Acquired Fund, except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom. The percentage limitations contained in the restrictions and policies for the Acquired Fund apply at the time of purchase of securities.

For the Acquiring Fund, except with respect to the Fund’s investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and restrictions.

Delaware Mid Cap Growth Equity Fund (Acquired Fund)	Delaware Ivy Mid Cap Growth Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions? The Fund shall not:	What are the Fund’s fundamental investment restrictions?
Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Funds from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.	The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive

Delaware Mid Cap Growth Equity Fund (Acquired Fund)	Delaware Ivy Mid Cap Growth Fund (Acquiring Fund)

 or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental Investment Restrictions.
In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.
1. Investment in other investment companies: The Acquiring Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Acquiring Fund shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Acquiring Fund shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
2. Investment in illiquid securities: The Acquiring Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments. The Acquired Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Acquired Fund has valued the investment.
3. Concentration Policy: In applying the Acquired Fund’s concentration policy (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.
In addition, in applying the Acquired Fund’s policy on concentration, the Acquired Fund will divide the technology sector into various sub-categories (e.g., computers, Internet, software, and telecommunication services). For purposes of the Acquired Fund’s concentration policy, the Acquired Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.
4. Investment in debt securities: The Acquiring Fund may invest up to 10% of its total assets in non-investment grade debt securities.
5. Investment in foreign securities: The Acquiring Fund may not invest more than 25% of its total assets in foreign securities.
6. Investment in Financial Instruments: The Acquiring Fund may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.
7. Restrictions on selling short: The Acquiring Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
8. Diversification: For the Acquiring Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquiring Fund may not, with respect to 75% of the Acquiring Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Acquiring Fund’s total assets would be invested in the securities of that issuer, or (b) the Acquiring Fund would hold more than 10% of the outstanding voting securities of that issuer.
9. Other Current Restrictions: The Acquiring Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, the Acquiring Fund may invest in cash or cash equivalents without limitation.
The Acquiring Fund currently does not intend to borrow for investment purposes.
REORGANIZATION OF DELAWARE SMALL CAP GROWTH FUND INTO DELAWARE IVY SMALL CAP GROWTH FUND
Investment Objectives. The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Small Cap Growth Fund (Acquired Fund)	Delaware Ivy Small Cap Growth Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Small Cap Growth Fund seeks long-term capital appreciation.	What is the Fund’s investment objective? Delaware Ivy Small Cap Growth Fund seeks to provide growth of capital.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

The Acquired Fund seeks to achieve its objective by investing primarily in common stocks of growth-oriented companies that the Manager believes have long-term capital appreciation potential and expect to grow faster than the US economy. Under normal circumstances, the Acquired Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Acquired Fund considers small-market capitalization companies to be those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index. The Acquired Fund’s 80% policy is nonfundamental and may be changed without prior shareholder approval.

Similarly, the Acquiring Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small-capitalization companies. For purposes of this Fund, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2000® Growth Index over the last 13 months at the time of acquisition. The Acquiring Fund’s 80% policy is nonfundamental and may be changed without prior shareholder approval.

Both Funds use a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies with sustainable growth prospects. The Manager seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: serving markets that are growing at rates substantially in excess of the average industry and/or the general economy; a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features strong and effective management; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing upward margin momentum, a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry either through technological advancement, marketing, distribution or some other innovative means; or that emphasizes organic growth.

The Acquired Fund generally holds 35 to 50 stocks, although from time to time the Fund may hold more or fewer names depending on the Manager’s assessment of the investment opportunities available. The Manager may use futures and options to seek to protect unrealized gains in the Acquired Fund’s portfolio when the Manager anticipates adverse conditions; to neutralize the effect of any price declines, without selling a security; and to gain exposure to a particular market segment without purchasing individual securities in that segment. The Acquiring Fund’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

Delaware Small Cap Growth Fund (Acquired Fund)	Delaware Ivy Small Cap Growth Fund (Acquiring Fund)
What are the Fund’s principal investment strategies? The Fund invests primarily in common stocks of growth-oriented companies that its investment	What are the Fund’s principal investment strategies? Delaware Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in

Delaware Small Cap Growth Fund (Acquired Fund)	Delaware Ivy Small Cap Growth Fund (Acquiring Fund)
manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the US economy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies (80% policy). The Fund may invest in both domestic and foreign small-capitalization companies. For purposes of this Fund, small-capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index. The Index is used for purposes of determining range and not for targeting portfolio management. As of June 30, 2023, the Russell 2000 Growth Index had a market capitalization range between $1.9 million and $13.1 billion. The market capitalization range for the Russell 2000 Growth Index will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Manager utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies with sustainable growth prospects. The Manager seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: serving markets that are growing at rates substantially in excess of the average industry and/or the general economy; a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features strong and effective management; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing upward margin momentum, a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry either through technological advancement, marketing, distribution or some other innovative means; or that emphasizes organic growth. The common stocks of small-capitalization companies. For purposes of this Fund, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2000® Growth Index over the last 13 months at the time of acquisition. As of June 30, 2023 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $1.85 million and $13.15 billion. The Fund emphasizes smaller companies positioned in new or emerging industries where Delaware Management Company (Manager), the Fund’s investment manager, believes there is opportunity for higher growth than in established companies or industries. The Fund’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

The Manager utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies with sustainable growth prospects. The Manager seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: serving markets that are growing at rates substantially in excess of the average industry and/or the general economy; a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features strong and effective management; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing upward margin momentum, a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry either through technological advancement, marketing, distribution or some other innovative means; or that emphasizes organic growth. The Manager believes that such companies generally have a replicable business model that allows for sustained growth.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of

Delaware Small Cap Growth Fund (Acquired Fund)	Delaware Ivy Small Cap Growth Fund (Acquiring Fund)
Manager believes that such companies generally have a replicable business model that allows for sustained growth.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry or sector of the company. The Manager also may sell a security to reduce the Fund’s holding in that security, if its analysis reveals evidence of a meaningful deterioration in operating trends, if it anticipates a decrease in the company’s ability to grow, if it loses confidence in the management of the company and/or the company’s founder departs, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may use futures and options to seek to protect unrealized gains in the Fund’s portfolio when the Manager anticipates adverse conditions; to neutralize the effect of any price declines, without selling a security; and to gain exposure to a particular market segment without purchasing individual securities in that segment.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

the company or a change in the industry or sector of the company. The Manager also may sell a security to reduce the Fund’s holding in that security, if its analysis reveals evidence of a meaningful deterioration in operating trends, if it anticipates a decrease in the company’s ability to grow, if it loses confidence in the management of the company and/or the company’s founder departs, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market Risk, IBOR risk, Liquidity risk, and Active management and selection risk.

In addition, the Acquired Fund is subject to Company size risk, Limited number of securities risk, Foreign risk, and Derivatives risk. While the Acquiring Fund’s prospectus did not disclose the Company size risk, it included related risks such as Small- and mid-market capitalization company risk.  The Acquiring Fund is also subject to Growth stock risk, Information technology sector risk, Healthcare sector risk, Industry and sector risk, and Initial public offering (IPO) risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market Risk	Market risk
Company size risk
Limited number of securities risk
Foreign risk
Derivatives risk
Liquidity risk	Liquidity risk
IBOR Risk	IBOR risk
Active management and selection risk	Active management and selection risk
Small- and mid-market capitalization company risk
Growth stock risk
Information technology sector risk
Healthcare sector risk
Industry and sector risk
Initial public offering (IPO) risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

For the Acquired Fund, except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom. The percentage limitations contained in the restrictions and policies for the Acquired Fund apply at the time of purchase of securities.

For the Acquiring Fund, except with respect to the Fund’s investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and restrictions. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

Delaware Small Cap Growth Fund (Acquired Fund)	Delaware Ivy Small Cap Growth Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions? The Fund shall not:	What are the Fund’s fundamental investment restrictions?

Delaware Small Cap Growth Fund (Acquired Fund)	Delaware Ivy Small Cap Growth Fund (Acquiring Fund)
Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Funds from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may
The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or

Delaware Small Cap Growth Fund (Acquired Fund)	Delaware Ivy Small Cap Growth Fund (Acquiring Fund)
This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.
(ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
Nonfundamental Investment Restrictions.
In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.
1. Investment in other investment companies: The Acquiring Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Acquiring Fund’s shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Acquiring Fund shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
2. Investment in illiquid securities: The Acquiring Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments. The Acquired Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Acquired Fund has valued the investment.
3. Concentration policy: In applying the Acquired Fund’s concentration policy (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.
In addition, in applying the Acquired Fund’s policy on concentration, the Acquired Fund will divide the technology sector into various sub-categories (e.g., computers, Internet, software, and telecommunication services). For purposes of the Acquired Fund’s concentration policy, the Acquired Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.
4. Investment in debt securities: The Acquiring Fund may invest up to 10% of its total assets in non-investment grade debt securities.
5. Investment in foreign securities: The Acquiring Fund may not invest more than 25% of its total assets in foreign securities.
6. Investment in Financial Instruments: The Acquiring Fund may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.
7. Restrictions on selling short: The Acquiring Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
8. Diversification: For the Acquiring Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquiring Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
9. Other Current Restrictions: The Acquiring Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, each Fund may invest in cash or cash equivalents without limitation.
The Acquiring Fund currently does not intend to borrow for investment purposes.
REORGANIZATION OF DELAWARE IVY CORE BOND FUND INTO DELAWARE DIVERSIFIED INCOME FUND

Investment Objectives. The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Core Bond Fund (Acquired Fund)	Delaware Diversified Income Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy Core Bond Fund seeks to provide current income consistent with preservation of capital.	What is the Fund’s investment objective? Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

The Acquired Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed-income securities. Similarly, under normal circumstances, the Acquiring Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. Both Funds’ 80% policies are nonfundamental and may be changed without prior shareholder approval.

The Acquired Fund’s Manager invests in a variety of fixed-income securities that have investment grade credit ratings from any nationally recognized statistical rating organization (NRSRO). The fixed-income securities the Manager selects for the portfolio are typically rated BBB- and above by S&P Global Ratings, a division of S&P Global Inc. (S&P), Baa3 and above by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another NRSRO. However, it may invest up to 35% of its net assets in non-investment grade debt securities, commonly called “high yield” or “junk” bonds. Similarly, under normal circumstances, between 5% and 35% of the Acquiring Fund’s net assets will be allocated to the US high yield sector.

The acquired Fund may invest in a wide range of fixed-income securities, including, but not limited to, investment grade and high yield debt securities, corporate debt securities, residential and commercial mortgage-backed securities, debt securities issued or guaranteed by the US government or any of its agencies or instrumentalities (US government securities), other asset-backed securities, international developed and emerging market debt securities, and bank loans, among others. The Acquiring Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the US investment grade sector, the US high yield sector, the international developed markets sector, and the emerging markets sector. The Acquiring Fund may invest in mortgage-backed securities and other asset-backed securities.

The Acquired Fund may invest up to 40% of its net assets in foreign securities, with total non-US-dollar currency exposure limited, in the aggregate, and investments in emerging markets limited, in the aggregate, to no more than 20% of net assets each. The Acquiring Fund will limit its investments in foreign securities to between 5% and 40% of its net assets and its investments in emerging markets will, in the aggregate, be limited to no more than 20% of the Fund’s net assets.

The Acquired Fund’s Manager uses a bottom-up (researching individual issuers), fundamental approach by focusing on security selection and sector allocation, while also using a top-down (assessing the market environment) overlay for portfolio and risk management that considers factors such as economic growth, inflation expectations, business sentiment, fiscal and monetary policy, global growth and the credit cycle, among other factors. The Acquiring Fund’s Manager will determine how much of the Fund’s assets to allocate to fixed income securities markets: the US investment grade sector, the US high yield sector, the international developed markets sector, and the emerging markets sector, based on its evaluation of economic and market conditions, and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors.

Both Funds may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps, for both hedging and nonhedging purposes. While each Fund is permitted to enter into forward foreign currency contracts, the Acquiring Fund’s strategies state that it will also seek to hedge its foreign currency exposure, which will be limited to 20% of the Fund’s net assets, by entering into forward foreign currency contracts.

The Acquiring Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment.

Delaware Ivy Core Bond Fund (Acquired Fund)	Delaware Diversified Income Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy Core Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed-income securities (80% policy). Delaware Management Company (Manager), the Fund’s investment manager, invests the Fund in a variety of fixed-income securities that have investment grade credit ratings from any nationally recognized statistical rating organization (NRSRO). The fixed-income securities the Manager selects for the portfolio are typically rated BBB- and above by S&P Global Ratings, a division of S&P Global Inc. (S&P), Baa3 and above by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another NRSRO. The Manager may also invest the Fund in unrated fixed-income securities if the Manager believes their credit quality is comparable to those that have investment grade ratings.

The Fund may invest in a wide range of fixed-income securities, including, but not limited to, investment grade and high yield debt securities, corporate debt securities, residential and commercial mortgage-backed securities, debt

What are the Fund’s principal investment strategies?

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the US investment grade sector, the US high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). The Fund’s investment manager, Delaware Management Company (Manager), will determine how much of the Fund’s assets to allocate to each of the four sectors, based on its evaluation of economic and market conditions, and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. The Manager will periodically reallocate the Fund’s assets as deemed necessary. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute

Delaware Ivy Core Bond Fund (Acquired Fund)	Delaware Diversified Income Fund (Acquiring Fund)
securities issued or guaranteed by the US government or any of its agencies or instrumentalities (US government securities), other asset-backed securities, international developed and emerging market debt securities, and bank loans, among others. The Fund has no limitations regarding the maturity, duration or dollar-weighted average of its holdings, and may invest in debt securities with varying maturities located within a variety of sectors and industries. The Manager will determine how much of the Fund’s assets to allocate to each of these types of securities, based on its evaluation of economic and market conditions, and its assessment of the returns and potential for appreciation that can be achieved. The Manager will periodically reallocate the Fund’s assets as deemed necessary.

Although the Fund invests primarily in investment-grade debt securities, it may invest up to 35% of its net assets in non-investment grade debt securities, commonly called “high yield” or “junk” bonds, that include debt securities rated below BBB- by S&P, and similarly rated by all other NRSROs, subject to available rating or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest up to 40% of its net assets in foreign securities. The Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 20% of net assets. The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 20% of the Fund’s net assets.

The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and non-hedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The

Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Under normal circumstances, between 5% and 35% of the Fund’s net assets will be allocated to the US high yield sector. The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 20% of the Fund’s net assets. The Fund will limit its investments in foreign securities to between 5% and 40% of its net assets and will seek to hedge its foreign currency exposure, which will be limited to 20% of the Fund’s net assets, by entering into forward foreign currency contracts.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may invest in mortgage-backed securities and other asset-backed securities. The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Delaware Ivy Core Bond Fund (Acquired Fund)	Delaware Diversified Income Fund (Acquiring Fund)
Fund will not use derivatives for reasons inconsistent with its investment objective.

In selecting securities for the Fund, the Manager uses a bottom-up (researching individual issuers), fundamental approach by focusing on security selection and sector allocation. The Manager focuses on relative value trading among fixed-income securities, and considers factors such as security pricing, industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Manager’s investment process also includes a top-down (assessing the market environment) overlay for portfolio and risk management that considers factors such as economic growth, inflation expectations, business sentiment, fiscal and monetary policy, global growth and the credit cycle, among other factors. Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. The Manager also may sell a security in light of interest rate expectations, changes in credit spreads, if the issuer’s investment thesis is no longer valid, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have one difference. Both Funds are subject to Market Risk, Credit risk, High yield (junk bond) risk, Interest rate risk, Loans and other indebtedness risk, Prepayment risk, Foreign risk, Derivatives risk, Leveraging risk, Liquidity risk, Valuation risk, Government and regulatory risk, IBOR Risk, and Active management and selection risk.

In addition, the Acquiring Fund is subject to Portfolio turnover risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market Risk	Market risk
Credit risk	Credit risk
High yield (junk bond) risk	High yield (junk bond) risk
Interest rate risk	Interest rate risk
Loans and other indebtedness risk	Loans and other indebtedness risk
Mortgage-backed and asset-backed securities risk	Mortgage-backed and asset-backed securities risk
Foreign risk	Foreign risk
Derivatives risk	Derivatives risk
Leveraging risk	Leveraging risk
Liquidity risk	Liquidity risk
Valuation risk	Valuation risk
Government and regulatory risk	Government and regulatory risk
IBOR Risk	IBOR Risk
Active management and selection risk	Active management and selection risk
Portfolio turnover risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

For the Acquired Fund, except with respect to the Fund’s investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and restrictions.

For the Acquiring Fund, except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom. The percentage limitations contained in the restrictions and policies for the Acquiring Fund apply at the time of purchase of securities. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

Delaware Ivy Core Bond Fund (Acquired Fund)	Delaware Diversified Income Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?	What are the Fund’s fundamental investment restrictions?

Delaware Ivy Core Bond Fund (Acquired Fund)	Delaware Diversified Income Fund (Acquiring Fund)
The Fund shall not:
The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to

Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the

Delaware Ivy Core Bond Fund (Acquired Fund)	Delaware Diversified Income Fund (Acquiring Fund)
 federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or tax-exempt obligations.

Nonfundamental Investment Restrictions.

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: The Acquired Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Acquired Fund shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Acquired Fund shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: The Acquired Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments. The Acquiring Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Acquiring Fund has valued the investment.

3. Concentration policy: The Acquiring Fund has been advised by the staff of the SEC that it is the staff's position, under the 1940 Act, that the Acquiring Fund may invest (a) no more than 10% of its assets in the aggregate in certain collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) which are deemed to be investment companies under the 1940 Act and issue their securities pursuant to an exemptive order from the SEC and (b) no more than 5% of its assets in any single issue of such CMOs or REMICs.

In applying the Acquiring Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry or group of industries) described above: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

4. Investment in debt securities: The Acquired Fund may not invest more than 35% of its total assets in non-investment grade debt securities.

5. Investment in foreign securities: The Acquired Fund may not invest more than 40% of its total assets in foreign securities.

6. Investment in Financial Instruments: The Acquired Fund may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

7. Restrictions on selling short: The Acquired Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

8. Diversification: For the Acquired Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquired Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

9. Other Current Restrictions: The Acquired Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, the Acquired Fund may invest in cash or cash equivalents without limitation.

REORGANIZATION OF DELAWARE HIGH-YIELD OPPORTUNITIES FUND INTO DELAWARE IVY HIGH INCOME FUND

Investment Objectives. The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware High-Yield Opportunities Fund (Acquired Fund)	Delaware Ivy High Income Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income.	What is the Fund’s investment objective? Delaware Ivy High Income Fund seeks to provide total return through a combination of high current income and capital appreciation.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

The Acquiring Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the judgment of the Manager consistent with the Fund’s objective. Similarly, under normal circumstances, the Acquired Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), Baa3 by Moody’s Investors Services, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). The Acquired Fund’s 80% policy is nonfundamental and may be changed without prior shareholder approval. The Acquiring Fund does not have a corresponding 80% investment policy.

The Acquiring Fund may invest up to 100% of its total assets in foreign securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Acquiring Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Acquiring Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Acquiring Fund is not invested directly in such markets. The Acquired Fund may also invest in US and foreign government securities and corporate bonds of foreign issuers. The Acquired Fund may invest up to 40% of its net assets in foreign securities; however, the Acquired Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Acquired Fund’s net assets, and investments in emerging market securities will be limited to 20% of the Acquired Fund’s net assets.

In selecting bonds for the Acquired Fund, the Manager evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments. In selecting securities for the acquiring Fund, the Manager may conduct an initial screening of issuers based on characteristics such as yield, performance, maturity and relative value across and within sectors.

The Acquiring Fund may also invest in restricted securities.

Delaware High-Yield Opportunities Fund (Acquired Fund)	Delaware Ivy High Income Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), Baa3 by Moody’s Investors Services, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as high yield bonds or “junk bonds” and involve greater risks than investment grade bonds. The Fund may also invest in unrated bonds that the Manager determines to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in US and foreign government securities and corporate bonds of foreign issuers. The Fund may invest up to 40% of its net assets in foreign securities; however, the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Fund’s net assets, and investments in emerging market securities will be limited to 20% of the Fund’s net assets. In selecting bonds for the portfolio, the Manager evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will b

What are the Fund’s principal investment strategies?

Delaware Ivy High Income Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the judgment of Delaware Management Company (Manager), the Fund’s investment manager, consistent with the Fund’s objective. The Fund invests primarily in lower-quality debt securities, which include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest up to 100% of its total assets in non-investment-grade debt securities, commonly called “high-yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest in fixed-income securities of any maturity.

The Fund may invest up to 100% of its total assets in foreign securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may invest in restricted securities.

Although the Manager considers credit ratings in selecting investments for the Fund, the Manager bases its investment decisions for a particular instrument primarily on its own credit analysis and not on a NRSRO’s credit rating. In selecting

Delaware High-Yield Opportunities Fund (Acquired Fund)	Delaware Ivy High Income Fund (Acquiring Fund)
beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

securities, the Manager may conduct an initial screening of issuers based on characteristics such as yield, performance, maturity and relative value across and within sectors. Following its initial screening, the Manager may look at a number of factors beginning with a primarily bottom-up (researching individual issuers) analysis that includes extensive modeling and talking with a company’s management team, industry consultants and sell-side research to help formulate opinions, and progressing to consideration of the current economic environment, the direction and level of interest rates and inflation, and industry fundamentals and trends in the general economy. Other factors considered include a company’s financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, competitive advantage and capital structure and future capital needs. Initial position sizes are determined based on factors that include size of issue, rating, duration, coupon, call-ability, exposure to a specific industry and leverage.

The Manager attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure that the Manager believes to be most attractive, which may include secured and/or unsecured loans, floating rate notes and/or secured and/or unsecured high-yield bonds. For example, if the Manager believes that market conditions are favorable for a particular type of fixed-income instrument, such as high-yield bonds, most or all of the fixed-income instruments in which the Fund invests may be high-yield bonds. Similarly, if the Manager believes that market conditions are favorable for loans, most or all of the fixed-income instruments in which the Fund invests may be loans, including second-lien loans which typically are lower in the capital structure and less liquid than first-lien loans.

Generally, in determining whether to sell a security, the Manager considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, a deterioration of the company’s financial model, credit quality or credit standing, and/or a change in management’s consideration of its creditors. The Manager also may sell a security if, in the Manager’s opinion, the price of the security has risen to fully reflect the

Delaware High-Yield Opportunities Fund (Acquired Fund)	Delaware Ivy High Income Fund (Acquiring Fund)

company’s improved creditworthiness and other investments with greater potential exist. The Manager also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to High yield (junk bond) risk, Interest rate risk, Credit risk, Foreign risk, IBOR risk, Liquidity risk, and Active management and selection risk. Although there are certain risks that are labeled differently between the Acquired Fund and the Acquiring Fund, many of them address the same or related risks.  For example, the Acquired Fund’s prospectus discloses that it is subject to Loans and other indebtedness risk while the Acquiring Fund’s prospectus discloses that it is subject to Bank loans and other direct indebtedness risk.

In addition, the Acquired Fund is subject to Market risk, Valuation risk, Redemption risk, and Government and regulatory risk. While the Acquiring Fund’s prospectus did not disclose a specific market risk, it included related risks such as Fixed income risk. The Acquiring Fund is also subject to Restricted securities risk, Currency risk and Prepayment risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market Risk
High yield (junk bond) risk	High yield (junk bond) risk
Interest rate risk	Interest rate risk
Credit risk	Credit risk
Foreign risk	Foreign risk
Bank loans and other direct indebtedness risk
Restricted securities risk
Fixed income risk
Currency risk

Loans and other indebtedness risk
IBOR risk	IBOR risk
Liquidity risk	Liquidity risk
Prepayment risk
Valuation risk
Redemption risk
Government and regulatory risk
Active management and selection risk	Active management and selection risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

For the Acquired Fund, except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

For the Acquiring Fund, except with respect to the Fund’s investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and restrictions.

Delaware High-Yield Opportunities Fund (Acquired Fund)	Delaware Ivy High Income Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions? The Fund shall not:	What are the Fund’s fundamental investment restrictions?
Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.	The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive

Delaware High-Yield Opportunities Fund (Acquired Fund)	Delaware Ivy High Income Fund (Acquiring Fund)

or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: The Acquiring Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If Acquiring Fund shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Acquiring Fund shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: The Acquiring Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments. The Acquired Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Acquired Fund has valued the investment.

3. Concentration policy: For purposes of the Acquired Fund’s concentration policy (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry), the Acquired Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry. In applying the Acquired Fund’s policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities and bank loans and other direct indebtedness will be classified according to the underlying assets securing such securities.

4. Investment in Financial Instruments: The Acquiring Fund may invest in certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, “Financial Instruments”) if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

5. Restrictions on selling short: The Acquiring Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Diversification: For the Acquiring Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquiring Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

7. Other Current Restrictions: The Acquiring Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, the Acquiring Fund may invest in cash or cash equivalents without limitation.

REORGANIZATION OF DELAWARE IVY VALUE FUND INTO DELAWARE VALUE FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Value Fund (Acquired Fund)	Delaware Value Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy Value Fund seeks to provide capital appreciation.	What is the Fund’s investment objective? Delaware Value Fund seeks long-term capital appreciation.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

The Acquired Fund seeks to achieve its objective by investing in the common stocks of primarily large-capitalization companies that its Manager believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by the Manager and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Similarly, under normal circumstances, the Acquiring Fund invests primarily in securities of large-capitalization companies that the Manager believes have long-term capital appreciation potential. The Acquiring Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies, which typically are companies with market capitalizations of at least $5 billion at the time of acquisition. The Acquiring Fund’s 80% policy is nonfundamental and may be changed without prior shareholder approval. Although the Acquired Fund primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $5 billion at the time of acquisition), it may invest in securities issued by companies of any size.

Both Funds seek to invest in companies that the Manager believes are undervalued in relation to their intrinsic value. The Acquiring Fund’s Manager seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. The Manager also considers a company’s plans for future operations on a selective basis. The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Funds.
The Acquired Fund typically holds a limited number of stocks (generally 30 to 45). While the Acquiring Fund’s principal investment strategies do not disclose the typical number of holdings, the Acquiring Fund and Acquired Fund, as of the date of this Proxy Statement/Prospectus, hold a similar number of stocks.

Delaware Ivy Value Fund (Acquired Fund)	Delaware Value Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy Value Fund seeks to achieve its objective by investing in the common stocks of primarily large-capitalization companies that Delaware Management Company (Manager), the Fund’s investment manager, believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by the Manager and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $5 billion at the time of acquisition), it may invest in securities issued by companies of any size.

Typically, the Manager seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. The Manager also considers a company’s plans for future operations on a selective basis. The Manager

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies (the 80% policy). The Fund invests primarily in securities of large-capitalization companies that the Manager believes have long-term capital appreciation potential. The Manager currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, the Manager seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. The Manager also considers a company’s plans for future operations on a selective basis. The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. The Fund typically holds a limited number of stocks (generally 30 to 35).

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any change.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market risk, Limited number of securities risk, Industry and sector risk, Liquidity risk, IBOR risk, and Active management and selection risk.

In addition, the Acquired Fund is subject to Value stock risk, Large-capitalization company risk, and Financials sector risk. The Acquiring Fund is also subject to Government and regulatory risk. Because the Acquiring Fund invests in large-capitalization companies and value stocks, the risk profiles of the Funds do not differ in that regard.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Value stock risk
Large-capitalization company risk
Limited number of securities risk	Limited number of securities risk
Financials sector risk
Industry and sector risk	Industry and sector risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk
Government and regulatory risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted materially similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

For the Acquired Fund, except with respect to the Fund’s investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and restrictions. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

For the Acquiring Fund, except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom. The percentage limitations contained in the restrictions and policies for the Acquiring Fund apply at the time of purchase of securities.

Delaware Ivy Value Fund (Acquired Fund)	Delaware Value Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?	What are the Fund’s fundamental investment restrictions? The Fund shall not:
The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Delaware Ivy Value Fund (Acquired Fund)	Delaware Value Fund (Acquiring Fund)
The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or in tax-exempt obligations.

Nonfundamental Investment Restrictions.

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: The Acquired Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Acquired Fund shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Acquired Fund shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: The Acquired Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments. The Acquiring Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Acquiring Fund has valued the investment.

3. Investment in debt: The Acquired Fund may invest up to 10% of its total assets in non-investment grade debt securities.

4. Concentration policy: In applying the Acquiring Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry or group of industries) described above: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

5. Investment in foreign securities: The Acquired Fund may not invest more than 25% of its total assets in foreign securities.

6. Investment in Financial Instruments: The Acquired Fund may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

7. Restrictions on selling short: The Acquired Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

8. Diversification: For the Acquired Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquired Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

9. Other Current Restrictions: The Acquired Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, the Acquired Fund may invest in cash or cash equivalents without limitation.

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND INTO DELAWARE IVY GLOBAL GROWTH FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Global Equity Fund (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Global Equity Fund seeks long-term capital growth.	What is the Fund’s investment objective? Delaware Ivy Global Growth Fund seeks to provide growth of capital.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified”. The Acquired Fund may concentrate its investments in the consumer staples sector, while the Acquiring Fund may not concentrate its investments in any sector.

Under normal circumstances, the Acquired Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Acquiring Fund does not have a similar policy. The Acquired Fund seeks to achieve its objective by investing in a portfolio of common stocks of companies that are located throughout the world, including the United States. The Acquiring Fund seeks to achieve its objective by investing primarily in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the Manager believes possess attractive growth characteristics.

The Acquired Fund may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. The Acquiring Fund primarily invests in issuers of developed countries, including the US, although the Acquiring Fund has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. As a general rule, the country designation for a security for purposes of the Acquiring Fund's investment policies and restrictions regarding foreign securities is the issuer's country of domicile, as indicated by a third-party source (e.g., Bloomberg L.P.). While the Acquiring Fund primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size, in a variety of sectors and industries. Under normal circumstances, each Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. Each Fund may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Acquired Fund may invest up to 20% of its net assets in emerging markets securities.
Both Funds use a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Acquired Fund aims to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Its stock selection rests on an assessment of each company and its risk-return profile, centering on understanding the nature and sustainability of how the company creates value, including the associated risks. The Acquiring Fund seeks strong companies that possess a unique, sustainable competitive advantage that the Manager believes will allow them to withstand competitive pressures, sustain margins and cash flow, and grow faster than the general economy.
The Acquired Fund looks at the following characteristics when selecting stocks: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. The Acquiring Fund’s Manager may look at a number of factors in selecting securities for the Fund, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company’s total addressable market; margin trends; switching costs; control of distribution channels; brand equity; scale; patent protection; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business.
As an overlay to its bottom-up analysis, each Fund’s Manager considers factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk.
The Acquiring Fund typically holds a limited number of stocks (generally 50 to 70).

Delaware Global Equity Fund (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund invests in a portfolio of common stocks of companies that are located throughout the world, including the United States. The Fund may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific

What are the Fund’s principal investment strategies?

Delaware Ivy Global Growth Fund seeks to achieve its objective by investing primarily in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the Manager believes possess attractive growth characteristics. The Fund primarily invests in issuers of developed countries, including the US, although the Fund has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Fund primarily invests in securities issued by large-

Delaware Global Equity Fund (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
market sector, including the consumer staples sector.

Under normal circumstances, the Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Fund may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Fund may invest up to 20% of its net assets in emerging markets securities.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Understandable and quality businesses are reasonably straightforward and void of excessive complexity, excessive debt and relative margin instability. Mispricings occur when shorter term market fluctuations lead to a discount between a stock’s price and its fair value. Fair value is derived from such factors as the long term sales and future earnings potential of a business. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors.  Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then further applying numerous valuation, quality and growth metrics hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

As an overlay to its bottom-up analysis, the Manager may consider factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size, in a variety of sectors and industries. Under normal circumstances, the Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Fund may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Fund typically holds a limited number of stocks (generally 50 to 70).

The Manager utilizes a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Manager seeks strong companies that possess a unique, sustainable competitive advantage that the Manager believes will allow them to withstand competitive pressures, sustain margins and cash flow, and grow faster than the general economy. The Manager may look at a number of factors in selecting securities for the Fund, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company’s total addressable market; margin trends; switching costs; control of distribution channels; brand equity; scale; patent protection; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business. As an overlay to its bottom-up analysis, the Manager considers factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage

Delaware Global Equity Fund (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
and currency risk. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, if it believes there are macro-economic factors that override a company’s fundamentals, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Fund's Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, if it believes there are macro-economic factors that override a company’s fundamentals, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market risk, Foreign risk, Industry and sector risk, Liquidity risk, IBOR risk, Active management and selection risk, Emerging markets risk, and Currency risk.

In addition, the Acquired Fund is subject to Concentration risk. The Acquiring Fund is also subject to Growth stock risk, Large-capitalization company risk, Information technology sector risk, and Limited number of securities risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Foreign risk	Foreign risk
Concentration risk
Industry and sector risk	Industry and sector risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk
Growth stock risk
Large-capitalization company risk
Information technology sector risk
Emerging markets risk	Emerging markets risk
Currency risk	Currency risk
Limited number of securities risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

For the Acquired Fund, except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom. The percentage limitations contained in the restrictions and policies for the Acquired Fund apply at the time of purchase of securities.

For the Acquiring Fund, except with respect to the Fund’s investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Acquiring Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Acquiring Fund's acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and restrictions. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

Delaware Global Equity Fund (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions? The Fund shall not:	What are the Fund’s fundamental investment restrictions?
Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations

Delaware Global Equity Fund (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)

thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

For purposes of the Fund's concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or	The Fund may not purchase or sell commodities or contracts related to commodities except to the extent

Delaware Global Equity Fund (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

 Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental Investment Restrictions.

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: The Acquiring Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Acquiring Fund shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Acquiring Fund shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: The Acquired Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Acquired Fund has valued the investment.  The Acquiring Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

3. Investment in debt: The Acquiring Fund may invest up to 10% of its total assets in non-investment grade debt securities.

4. Concentration policy: In applying the Acquired Fund's concentration policy, the Acquired Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Acquired Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities. In addition, in applying its policy on concentration, the Acquired Fund will each divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors, pharmaceuticals and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies and entertainment).

5. Investment in Financial Instruments: The Acquiring Fund may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

6. Restrictions on selling short: The Acquiring Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Diversification: For each Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8. Other Current Restrictions: The Acquiring Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, the Acquiring Fund may invest in cash or cash equivalents without limitation.

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND II INTO DELAWARE IVY GLOBAL GROWTH FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Global Equity Fund II (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Global Equity Fund II seeks to provide total return through a combination of current income and capital appreciation.	What is the Fund’s investment objective? Delaware Ivy Global Growth Fund seeks to provide growth of capital.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

The Acquired Fund is classified as “nondiversified,” while the Acquiring Fund is classified as “diversified”. The Acquired Fund may concentrate its investments in the consumer staples sector while the Acquiring Fund may not concentrate its investments in any sector.

The Acquired Fund seeks to achieve its objective by investing in equity securities that are issued by companies of any size located largely in developed markets around the world that the Manager believes will be able to generate a reasonable level of current income for investors given current market conditions, and that demonstrate favorable prospects for total return. The Acquired Fund focuses on companies that the Manager believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long term. The Acquiring Fund seeks to achieve its objective by investing primarily in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the Manager believes possess attractive growth characteristics.

Under normal circumstances, the Acquired Fund invests at least 80% of its net assets in equity securities. Under normal circumstances, the Acquired Fund invests at least 40% (or, if the Manager deems it warranted by market conditions, at least 30%) of its total assets in securities of non-US issuers. Likewise, under normal circumstances, the Acquiring Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities.

The Acquiring Fund may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Acquired Fund may invest in US and non-US issuers, including issuers located in emerging market countries, and may invest up to 100% of its total assets in foreign securities. The Acquired Fund may invest up to 20% of its net assets in emerging markets securities. The Acquiring Fund primarily invests in issuers of developed countries, including the US, although it has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets.

Although the Acquired Fund invests primarily in large-capitalization companies, it may invest in companies of any size. Similarly, while the Acquiring Fund primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size, in a variety of sectors and industries.

Both Funds use a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Acquired Fund’s Manager seeks to identify higher-quality companies that it believes are reasonably valued, have a strong likelihood of maintaining and/or growing their dividends, and have a relatively stable to improving fundamental outlook, relative to market expectations. The Acquired Fund also aims to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. The Acquiring Fund seeks strong companies that possess a unique, sustainable competitive advantage that the Manager believes will allow them to withstand competitive pressures, sustain margins and cash flow, and grow faster than the general economy.

The Acquired Fund looks at the following characteristics when selecting stocks: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, the ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and the ability to gain market share from competitors. The Acquiring Fund’s Manager may look at a number of factors in selecting securities for the Fund, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company’s total addressable market; margin trends; switching costs; control of distribution channels; brand equity; scale; patent protection; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business.
The Acquiring Fund typically holds a limited number of stocks (generally 50 to 70).  While the Acquired Fund’s principal investment strategies do not disclose the typical number of holdings, the Acquiring Fund and Acquired Fund, as of the date of this Proxy Statement/Prospectus, hold a similar number of stocks.

Delaware Global Equity Fund II (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Global Equity Fund II seeks to achieve its objective by investing in equity securities that are issued by companies of any size located largely in developed markets around the world that Delaware Management Company (Manager), the Fund’s investment manager, believes will be able to generate a reasonable level of current income for investors given current market conditions, and that demonstrate favorable prospects for total return. The Fund focuses on companies that the Manager believes have the ability to maintain and/or grow

What are the Fund’s principal investment strategies?

Delaware Ivy Global Growth Fund seeks to achieve its objective by investing primarily in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the Manager believes possess attractive growth characteristics. The Fund primarily invests in issuers of developed countries, including the US, although the Fund has the ability to invest in issuers domiciled in or doing business in any country or region around

Delaware Global Equity Fund II (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
their dividends while providing capital appreciation over the long term.  The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Although the Fund invests primarily in large-capitalization companies, it may invest in companies of any size. Under normal circumstances, the Fund invests at least 40% (or, if the Manager deems it warranted by market conditions, at least 30%) of its total assets in securities of non-US issuers. The Fund may invest in US and non-US issuers, including issuers located in emerging market countries, and may invest up to 100% of its total assets in foreign securities. The Fund may invest up to 20% of its net assets in emerging markets securities. The Fund will focus its investments in the consumer staples industry. The consumer staples industry consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail.

In selecting securities for the Fund, the Manager uses a company-specific stock selection process. The Manager seeks to identify higher-quality companies that it believes are reasonably valued, have a strong likelihood of maintaining and/or growing their dividends, and have a relatively stable to improving fundamental outlook, relative to market expectations.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Understandable and quality businesses are reasonably straightforward and void of excessive complexity, excessive debt, and relative margin instability. Mispricings occur when shorter-term market fluctuations lead to a discount between a stock’s price and its fair value. Fair value is derived from such factors as the long term sales and future earnings potential of a business. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the globe, including emerging markets. While the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size, in a variety of sectors and industries. Under normal circumstances, the Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Fund may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Fund typically holds a limited number of stocks (generally 50 to 70).

The Manager utilizes a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Manager seeks strong companies that possess a unique, sustainable competitive advantage that the Manager believes will allow them to withstand competitive pressures, sustain margins and cash flow, and grow faster than the general economy. The Manager may look at a number of factors in selecting securities for the Fund, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company’s total addressable market; margin trends; switching costs; control of distribution channels; brand equity; scale; patent protection; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business. As an overlay to its bottom-up analysis, the Manager considers factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security issued by a company if it believes

Delaware Global Equity Fund II (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
 the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, the ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and the ability to gain market share from competitors. Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then further applying numerous valuation, quality, and growth metrics hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

As an overlay to its bottom-up analysis, the Manager may consider factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets
.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, if it believes there are macro-economic factors that override a company’s fundamentals, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market risk, Large-capitalization company risk, Foreign risk, Currency risk, Emerging markets risk, Industry and sector risk, Liquidity risk, Limited number of securities risk, IBOR risk, and Active management and selection risk.

In addition, the Acquired Fund is subject to Consumer staples sector risk, Concentration risk, and Nondiversification risk. The Acquiring Fund is also subject to Growth stock risk and Information technology sector risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Large-capitalization company risk	Large-capitalization company risk
Foreign risk	Foreign risk
Currency risk	Currency risk
Emerging markets risk	Emerging markets risk
Industry and sector risk	Industry and sector risk
Consumer staples sector risk
Concentration risk
Nondiversification risk
Liquidity risk	Liquidity risk
Limited number of securities risk	Limited number of securities risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk
Growth stock risk
Information technology sector risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted similar, but not identical, fundamental investment restrictions. The Acquired Fund concentrates its investments in the consumer staples industry, whereas the Acquiring Fund will not concentrate its investments in any industry. The Funds’ fundamental investment restrictions are detailed below. Please see the Funds’ SAI.

For both Funds, except with respect to the Funds’ investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and restrictions. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction .

Delaware Global Equity Fund II (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?	What are the Fund’s fundamental investment restrictions?
The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund shall not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (SEC) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund shall concentrate its investments in the consumer staples industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be

Delaware Global Equity Fund II (Acquired Fund)	Delaware Ivy Global Growth Fund (Acquiring Fund)
the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

For purposes of the Fund's concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities. In addition, in applying its policy on concentration, the Fund will divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors, pharmaceuticals and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies and entertainment).

defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

For purposes of the Fund's concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Nonfundamental Investment Restrictions.

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: Both Funds may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Funds’ shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Funds shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: Both Funds may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

3. Investment in debt: Both Funds may invest up to 10% of its total assets in non-investment grade debt securities.

4. Investment in Financial Instruments: Both Funds may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

5. Restrictions on selling short: Both Funds may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Diversification: For the Acquiring Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquiring Fund may not, with respect to 75% of the Acquiring Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Acquiring Fund’s total assets would be invested in the securities of that issuer, or (b) the Acquiring Fund would hold more than 10% of the outstanding voting securities of that issuer.

7. Other Current Restrictions: Both Funds may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, the Acquiring Fund may invest in cash or cash equivalents without limitation.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware International Equity Fund (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware International Equity Fund seeks long-term growth without undue risk to principal.	What is the Fund’s investment objective? Delaware Ivy International Core Equity Fund seeks to provide capital growth and appreciation.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

The Acquired Fund is classified as “nondiversified,” while the Acquiring Fund is classified as “diversified”. The Acquired Fund may concentrate its investments in the consumer staples sector, while the Acquiring Fund may not concentrate in any sector.

The Acquired Fund seeks to achieve its objective by investing primarily in equity securities that provide the potential for capital appreciation. The Acquired Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities.

Under normal circumstances, the Acquired Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Acquired Fund may invest more than 25% of its total assets in the securities of issuers located in the same country. Under normal circumstances, the Acquired Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% policy). The Acquired Fund’s 80% policy is nonfundamental and may be changed without shareholder approval.

Similarly, the Acquiring Fund will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Acquiring Fund also may invest in depositary receipts of foreign issuers. The Acquiring Fund may invest up to 100% of its total assets in foreign securities. In an effort to manage foreign currency exposure, the Acquiring Fund may use forward contracts to either increase or decrease exposure to a given currency.

Each Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index.

The Acquired Fund’s portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. It focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon. The Acquiring Fund’s Manager seeks to find and invest in what it believes are mispriced countries, sectors, currencies, and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Acquiring Fund’s Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong and growing competitive positions and reasonable valuations.

The Acquired Fund’s security selection is driven by fundamental research and analysis and is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company-specific variables, combining quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience. The Acquiring Fund uses a bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Acquiring Fund’s Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics.

Although the Acquiring Fund primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size.

Delaware International Equity Fund (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country. The Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% policy). The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for

What are the Fund’s principal investment strategies?

Delaware Ivy International Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index. The Fund also may invest in depositary receipts of foreign issuers.

Delaware Management Company (Manager), the Fund’s investment manager, believes that there are often dislocations and valuation discrepancies in the international financial markets and, therefore, it seeks to find and invest in what it believes are mispriced countries, sectors, currencies, and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong

Delaware International Equity Fund (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value.

In selecting investments for the Fund:

•Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs the portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

•The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

•The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

and growing competitive positions and reasonable valuations.

The Manager begins its investment process through bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.

Although the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund may invest up to 100% of its total assets in foreign securities. In an effort to manage foreign currency exposure, the Fund may use forward contracts to either increase or decrease exposure to a given currency.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant return potential, if there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, if there is weak cash flow to support shareholder returns, and/or if there is a change in the Manager’s macroeconomic perspective. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market risk, Geographic focus risk, Liquidity risk, IBOR risk, Active management and selection risk, Currency risk, Foreign currency exchange transactions and forward foreign currency contracts risk, and Derivatives risk.

In addition, the Acquired Fund is subject to Consumer staples sector risk, Nondiversification risk, and Foreign and emerging markets risk. While the Acquiring Fund’s prospectus did not disclose the Foreign and emerging markets risk, it included related risks such as Foreign risk and Emerging markets risk. The Acquiring Fund is also subject to Value stock risk and Large-capitalization company risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Consumer staples sector risk
Nondiversification risk
Foreign and emerging markets risk
Geographic focus risk	Geographic focus risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk
Foreign risk
Currency risk	Currency risk
Emerging markets risk
Value stock risk
Large-capitalization company risk
Foreign currency exchange transactions and forward foreign currency contracts risk	Foreign currency exchange transactions and forward foreign currency contracts risk
Derivatives risk	Derivatives risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

For the Acquired Fund, except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom. The percentage limitations contained in the restrictions and policies for the Acquired Fund apply at the time of purchase of securities.

For the Acquiring Fund, except with respect to the Fund’s investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Acquiring Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Acquiring Fund's acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and restrictions. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

Delaware International Equity Fund (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions? The Fund shall not:	What are the Fund’s fundamental investment restrictions?
Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that Delaware International Equity Fund shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry .

For purposes of the Fund's concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Delaware International Equity Fund (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (“1933 Act”).

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental Investment Restrictions.

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: The Acquiring Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Acquiring Fund shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Acquiring Fund shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: The Acquired Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Acquired Fund has valued the investment.  The Acquiring Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

3. Investment in debt: The Acquiring Fund may invest up to 10% of its total assets in non-investment grade debt securities.

4. Concentration policy: For purposes of the Acquired Fund's concentration policy, the Acquired Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Acquired Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities. The Acquired Fund will divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors, pharmaceuticals, and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies, and entertainment).

5. Investment in Financial Instruments: The Acquiring Fund may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

6. Restrictions on selling short: The Acquiring Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Diversification: For the Acquiring Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquiring Fund may not, with respect to 75% of the Acquiring Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Acquiring Fund’s total assets would be invested in the securities of that issuer, or (b) the Acquiring Fund would hold more than 10% of the outstanding voting securities of that issuer.

8. Other Current Restrictions: The Acquiring Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, the Acquiring Fund may invest in cash or cash equivalents without limitation.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND II INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware International Equity Fund II (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware International Equity Fund II seeks to provide capital appreciation.	What is the Fund’s investment objective? Delaware Ivy International Core Equity Fund seeks to provide capital growth and appreciation.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

The Acquired Fund is classified as “nondiversified,” while the Acquiring Fund is classified as “diversified”. The Acquired Fund may concentrate its investments in the consumer staples sector, while the Acquiring Fund may not concentrate its investments in any sector.

The Acquired Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Acquiring Fund seeks to achieve its objective by  investing, under normal circumstances, at least 80% of its net assets in equity securities. Each Fund’s 80% policy is nonfundamental and may be changed without shareholder approval.

The Acquired Fund may invest more than 25% of its total assets in the securities of issuers located in the same country. Each Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index.

The Acquiring Fund will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Fund also may invest in depositary receipts of foreign issuers. The Acquiring Fund may invest up to 100% of its total assets in foreign securities. In an effort to manage foreign currency exposure, the Acquiring Fund may use forward contracts to either increase or decrease exposure to a given currency.

The Acquired Fund’s portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value.

The Acquiring Fund’s Manager seeks to find and invest in what it believes are mispriced countries, sectors, currencies, and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Acquiring Fund’s Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong and growing competitive positions and reasonable valuations.

The Acquired Fund’s security selection is driven by fundamental research and analysis and is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company-specific variables, combining quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience. Its portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Acquiring Fund uses a bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Acquiring Fund’s Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics.

Although the Acquiring Fund primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size.

Delaware International Equity Fund II (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware International Equity Fund II seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country. The Fund’s portfolio generally will consist of stocks identified through a research-driven, bottom-up security selection process based on fundamental research, with relative sizing based on valuation, risk and diversification. The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor. The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value.

In selecting investments for the Fund:

•Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•The portfolio management team places great emphasis on those securities it believes can offer

What are the Fund’s principal investment strategies?

Delaware Ivy International Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index. The Fund also may invest in depositary receipts of foreign issuers.

Delaware Management Company (Manager), the Fund’s investment manager, believes that there are often dislocations and valuation discrepancies in the international financial markets and, therefore, it seeks to find and invest in what it believes are mispriced countries, sectors, currencies, and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong and growing competitive positions and reasonable valuations.

The Manager begins its investment process through bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.

Although the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund may invest up to 100% of its total assets in foreign securities. In an effort to manage foreign currency exposure, the Fund may use forward contracts to

Delaware International Equity Fund II (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
the best long-term appreciation within a three- to five-year horizon. The team constructs the portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

•The Fund may invest in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail.

Delaware Management Company (Manager), the Fund's investment manager, may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

either increase or decrease exposure to a given currency.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant return potential, if there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, if there is weak cash flow to support shareholder returns, and/or if there is a change in the Manager’s macroeconomic perspective. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Market risk, Liquidity risk, IBOR risk, Active management and selection risk, Currency risk, Derivatives risk, and Foreign currency exchange transactions and forward currency contracts risk.

In addition, the Acquired Fund is subject to Consumer staples sector risk, Nondiversification risk, and Foreign and emerging markets risk. While the Acquiring Fund’s prospectus did not disclose the Foreign and emerging markets risk, it included related risks such as Foreign risk and Emerging markets risk. The Acquiring Fund is also subject to Geographic focus risk, Value stock risk, and Large-capitalization company risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile. For a description of each applicable risk, please see Appendix D.

Acquired Fund	Acquiring Fund
Foreign and emerging markets risk
Market risk	Market risk
Consumer staples sector risk
Nondiversification risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Acquired Fund	Acquiring Fund
Foreign risk
Currency risk	Currency risk
Emerging markets risk
Geographic focus risk
Value stock risk
Large-capitalization company risk
Foreign currency exchange transactions and forward foreign currency contracts risk	Foreign currency exchange transactions and forward foreign currency contracts risk
Derivatives risk	Derivatives risk

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.

The Funds have adopted similar, but not identical, fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.

For both Funds, except with respect to the Funds’ investment restriction relating to illiquid investments, an investment policy or restriction that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and restrictions. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

Delaware International Equity Fund II (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
What are the Fund’s fundamental investment restrictions?	What are the Fund’s fundamental investment restrictions?
The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or
The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Delaware International Equity Fund II (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.	modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The Fund shall not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (SEC) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund shall concentrate its investments in the consumer staples industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

For purposes of the Fund's concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities. In addition, in applying its policy on concentration, the Fund will divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors,

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

For purposes of the Fund's concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying the Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Delaware International Equity Fund II (Acquired Fund)	Delaware Ivy International Core Equity Fund (Acquiring Fund)
pharmaceuticals and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies and entertainment).

Nonfundamental Investment Restrictions.

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which is considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: Both Funds may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If the Funds’ shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act, the Funds shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: Both Funds may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

3. Investment in debt: The Acquiring Fund may invest up to 10% of its total assets in non-investment grade debt securities.

4. Investment in Financial Instruments: Both Funds may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

5. Restrictions on selling short: Both Funds may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Diversification: For the Acquiring Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Acquiring Fund may not, with respect to 75% of the Acquiring Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Acquiring Fund’s total assets would be invested in the securities of that issuer, or (b) the Acquiring Fund would hold more than 10% of the outstanding voting securities of that issuer.

7. Other Current Restrictions: Both Funds may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, the Acquiring Fund may invest in cash or cash equivalents without limitation.

What is the historical portfolio turnover of each of the Funds?
The following tables show each Fund’s portfolio turnover rates for the past two fiscal years:
Fund	Portfolio Turnover Rate
Delaware Ivy Accumulative Fund (Acquired Fund)
Fiscal year ended 6/30/23	95%
Fiscal year ended 6/30/22	116%

Fund	Portfolio Turnover Rate
Delaware Select Growth Fund (Acquired Fund)
Fiscal year ended 10/31/23	104%
Fiscal year ended 10/31/22	87%
Delaware Ivy Large Cap Growth Fund (Acquiring Fund)
Fiscal year ended 3/31/23	20%
Fiscal year ended 3/31/22	12%

Delaware Mid Cap Growth Equity Fund (Acquired Fund)
Fiscal year ended 3/31/23	133%
Fiscal year ended 3/31/22	81%
Delaware Ivy Mid Cap Growth Fund (Acquiring Fund)
Fiscal year ended 3/31/23	23%
Fiscal year ended 3/31/22	27%

Delaware Small Cap Growth Fund (Acquired Fund)
Fiscal year ended 3/31/23	122%
Fiscal year ended 3/31/22	115%
Delaware Ivy Small Cap Growth Fund (Acquiring Fund)
Fiscal year ended 3/31/23	51%
Fiscal year ended 3/31/22	40%

Delaware Ivy Core Bond Fund (Acquired Fund)
Fiscal year ended 3/31/23	128%
Fiscal year ended 3/31/22	86%
Delaware Diversified Income Fund (Acquiring Fund)
Fiscal year ended 10/31/23	107%
Fiscal year ended 10/31/22	106%

Delaware High-Yield Opportunities Fund (Acquired Fund)
Fiscal year ended 7/31/23	31%
Fiscal year ended 7/31/22	50%
Delaware Ivy High Income Fund (Acquiring Fund)
Fiscal year ended 3/31/23	50%
Fiscal year ended 3/31/22	48%

Delaware Ivy Value Fund (Acquired Fund)
Fiscal year ended 3/31/23	103%
Fiscal year ended 3/31/22	64%
Delaware Value Fund (Acquiring Fund)
Fiscal year ended 11/30/23	19%
Fiscal year ended 11/30/22	11%

Delaware Global Equity Fund (Acquired Fund)
Fiscal year ended 9/30/23	119%
Fiscal year ended 9/30/22	30%
Delaware Global Equity Fund II (Acquired Fund)
Fiscal year ended 3/31/23	25%
Fiscal year ended 3/31/22	111%
Delaware Ivy Global Growth Fund (Acquiring Fund)
Fiscal year ended 3/31/23	39%

Fund	Portfolio Turnover Rate
Fiscal year ended 3/31/22	45%

Delaware International Equity Fund (Acquired Fund)
Fiscal year ended 11/30/23	102%
Fiscal year ended 11/30/22	32%
Delaware International Equity Fund II (Acquired Fund)
Fiscal year end 3/31/23	36%
Fiscal year end 3/31/22	119%
Delaware Ivy International Core Equity Fund (Acquiring Fund)
Fiscal year end 3/31/23	43%
Fiscal year end 3/31/22	71%

Portfolio turnover may generate realized capital gains. Management believes this risk to be extremely low with respect to the Reorganizations as each Acquiring Fund. Therefore, it is anticipated that any repositioning of the applicable Acquired Fund assets prior to the Reorganization and associated portfolio turnover and portfolio transaction costs will be de minimis. Accordingly, management believes the risk of generating realized capital gains due to portfolio turnover in connection with these Reorganizations to be low.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
After factoring in applicable expense waivers and the effect of advisory fee breakpoints, it is anticipated that each Acquired Fund shareholder will pay the same or lower annual fund expenses as Acquiring Fund shareholders after the applicable Reorganization, based on current expenses. The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Funds, depending on the share class you hold. The pro forma expense ratios show projected estimated expenses anticipated to be charged by the Acquiring Fund shares, assuming the Reorganization is completed, but actual expenses may be greater or less than those shown. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.  The operating expenses shown for the Funds are based on expenses incurred as of the dates listed below:

REORGANIZATION OF DELAWARE IVY ACCUMULATIVE FUND AND DELAWARE SELECT GROWTH FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND

Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy Accumulative Fund as of December 31, 2023
Class A into Acquiring Fund Class A	5.75%	None[1]	0.70%	0.25%	0.19%	1.14%	(0.02)%[2]	1.12%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.70%	1.00%	0.19%	1.89%	(0.02)%[2]	1.87%
Class I into Acquiring Fund Class I	None	None	0.70%	None	0.19%	0.89%	(0.02)%[2]	0.87%
Delaware Select Growth Fund as of October 31, 2023
Class A into Acquiring Fund Class A	5.75%	None[1]	0.75%	0.25%	0.25%	1.25%	(0.11)%[3]	1.14%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.75%	1.00%	0.25%	2.00%	(0.11)%[3]	1.89%
Class R into Acquiring Fund Class R	None	None	0.75%	0.50%	0.25%	1.50%	(0.11)%[3]	1.39%
Institutional Class into Acquiring Fund Class I	None	None	0.75%	None	0.25%	1.00%	(0.11)%[3]	0.89%
Delaware Ivy Large Cap Growth Fund as of September 30, 2023
Class A	5.75%	None[1]	0.60%	0.25%	0.10%	0.95%	(0.06)%[4]	0.89%
Class C	None	1.00%[1]	0.60%	1.00%	0.10%	1.70%	(0.06)%[4]	1.64%
Class R	None	None	0.60%	0.50%	0.10%	1.20%	(0.06)%[4]	1.14%
Class I	None	None	0.60%	None	0.10%	0.70%	(0.06)%[4]	0.64%
Pro Forma Delaware Ivy Large Cap Growth Fund as of April 26, 2024 (Delaware Ivy Accumulative Fund into Acquiring Fund)
Class A	5.75%	None[1]	0.60%	0.25%	0.12%	0.97%	(0.08)%[5]	0.89%
Class C	None	1.00%[1]	0.60%	1.00%	0.12%	1.72%	(0.08)%[5]	1.64%
Class I	None	None	0.60%	None	0.12%	0.72%	(0.08)%[5]	0.64%

Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Pro Forma Delaware Ivy Large Cap Growth Fund as of April 26, 2024 (Delaware Select Growth Fund into Acquiring Fund)
Class A	5.75%	None[1]	0.60%	0.25%	0.13%	0.98%	(0.09)%[5]	0.89%
Class C	None	1.00%[1]	0.60%	1.00%	0.13%	1.73%	(0.09)%[5]	1.64%
Class R	None	None	0.60%	0.50%	0.13%	1.23%	(0.09)%[5]	1.14%
Class I	None	None	0.60%	None	0.13%	0.73%	(0.09)%[5]	0.64%
Pro Forma Delaware Ivy Large Cap Growth Fund as of April 26, 2024 (Delaware Ivy Accumulative Fund and Delaware Select Growth Fund into Acquiring Fund)
Class A	5.75%	None[1]	0.60%	0.25%	0.12%	0.97%	(0.08)%[5]	0.89%
Class C	None	1.00%[1]	0.60%	1.00%	0.12%	1.72%	(0.08)%[5]	1.64%
Class R	None	None	0.60%	0.50%	0.12%	1.22%	(0.08)%[5]	1.14%
Class I	None	None	0.60%	None	0.12%	0.72%	(0.08)%[5]	0.64%

1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
2 Delaware Management Company (Manager), the Delaware Ivy Accumulative Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Delaware Ivy Accumulative Fund’s distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Delaware Ivy Accumulative Fund’s transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.87% of the Delaware Ivy Accumulative Fund's average daily net assets from October 30, 2023 through October 29, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, DIFSC and/or the Delaware Ivy Accumulative Fund, as applicable.
3 The Delaware Select Growth Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Delaware Select Growth Fund’s average daily net assets from February 27, 2024 through February 26, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Select Growth Fund.

4  The Delaware Ivy Large Cap Growth Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Delaware Ivy Large Cap Growth Fund’s average daily net assets for all classes other than Class R6 and 0.56% of the Delaware Ivy Large Cap Growth Fund’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Large Cap Growth Fund.
5  Effective upon closing of the Reorganization, the Delaware Ivy Large Cap Growth Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Delaware Ivy Large Cap Growth Fund’s average daily net assets for all classes other than Class R6 and 0.56% of the Delaware Ivy Large Cap Growth Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Large Cap Growth Fund.

Please also refer to the Expense Examples for the Reorganization of the Delaware Ivy Accumulative Fund into the Delaware Ivy Large Cap Growth Fund and the Reorganization of the Delaware Select Growth Fund into the Delaware Ivy Large Cap Growth Fund.

REORGANIZATION OF DELAWARE MID CAP GROWTH EQUITY FUND INTO DELAWARE IVY MID CAP GROWTH FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Mid Cap Growth Equity Fund as of September 30, 2023
Class A into Acquiring Fund Class A	5.75%	None[1]	0.70%	0.25%[2]	0.22%	1.17%	(0.13)% [4]	1.04%
Class C into Acquiring Class Fund Class C	None	1.00%[1]	0.70%	1.00%	0.22%	1.92%	(0.13)% [4]	1.79%
Class R into Acquiring Class R	None	None	0.70%	0.50%	0.22%	1.42%	(0.13)% [4]	1.29%
Inst. Class into Acquiring Fund Class I	None	None	0.70%	None	0.22%	0.92%	(0.13)% [4]	0.79%
Class R6 into Acquiring Class R6	None	None	0.70%	None	0.13%[3]	0.83%	(0.12)% [4]	0.71%
Delaware Ivy Mid Cap Growth Fund as of September 30, 2023
Class A	5.75%	None[1]	0.79%	0.25%	0.10%	1.14%	(0.10)%[5]	1.04%
Class C	None	1.00%[1]	0.79%	1.00%	0.10%	1.89%	(0.10)%[5]	1.79%
Class R	None	None	0.79%	0.50%	0.10%	1.39%	(0.10)%[5]	1.29%
Class I	None	None	0.79%	None	0.10%	0.89%	(0.10)%[5]	0.79%
Class R6	None	None	0.79%	None	0.07%	0.86%	(0.17)%[5]	0.69%
Pro Forma Delaware Ivy Mid Cap Growth Fund as of April 26, 2024
Class A	5.75%	None[1]	0.78%	0.25%	0.17%	1.20%	(0.16)%[6]	1.04%
Class C	None	1.00%[1]	0.78%	1.00%	0.17%	1.95%	(0.16)%[6]	1.79%
Class R	None	None	0.78%	0.50%	0.17%	1.45%	(0.16)%[6]	1.29%
Class I	None	None	0.78%	None	0.17%	0.95%	(0.16)%[6]	0.79%
Class R6	None	None	0.78%	None	0.06%	0.84%	(0.15)%[6]	0.69%

1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
2 The Delaware Mid Cap Growth Equity Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Delaware Mid Cap Growth Equity Fund's Board of Trustees (Board).
3 “Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
4 The Delaware Mid Cap Growth Equity Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Delaware Mid Cap Growth Equity Fund’s average daily net assets for all share classes other than Class R6, and 0.71% of the Delaware Mid Cap Growth Equity Fund's Class R6 shares' average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Mid Cap Growth Equity Fund.
5 The Delaware Ivy Mid Cap Growth Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Delaware Ivy Mid Cap Growth Fund’s average daily net assets for all classes other than Class R6 and 0.69% of the Delaware Ivy Mid Cap Growth Fund’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Mid Cap Growth Fund.
6 Effective upon the closing of the Reorganization, the Delaware Ivy Mid Cap Growth Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Delaware Ivy Mid Cap Growth Fund’s average daily net assets for all classes other than Class R6 and 0.69% of the Delaware Ivy Mid Cap Growth Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Mid Cap Growth Fund.

Please also refer to the Expense Example for the Reorganization of the Delaware Mid Cap Growth Equity Fund into the Delaware Ivy Mid Cap Growth Fund.

REORGANIZATION OF DELAWARE SMALL CAP GROWTH FUND INTO DELAWARE IVY SMALL CAP GROWTH FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Small Cap Growth Fund as of September 30, 2023
Class A into Acquiring Fund Class A	5.75%	None[1]	0.75%	0.25%	0.31%	1.31%	(0.17)%[2]	1.14%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.75%	1.00%	0.31%	2.06%	(0.17)%[2]	1.89%
Class R into Acquiring Fund Class R	None	None	0.75%	0.50%	0.31%	1.56%	(0.17)%[2]	1.39%
Inst. Class into Acquiring Fund Class I	None	None	0.75%	None	0.31%	1.06%	(0.17)%[2]	0.89%
Delaware Ivy Small Cap Growth Fund as of September 30, 2023
Class A	5.75%	None[1]	0.84%	0.25%	0.17%	1.26%	(0.12)%[3]	1.14%
Class C	None	1.00%[1]	0.84%	1.00%	0.17%	2.01%	(0.12)%[3]	1.89%
Class R	None	None	0.84%	0.50%	0.17%	1.51%	(0.12)%[3]	1.39%
Class I	None	None	0.84%	None	0.17%	1.01%	(0.12)%[3]	0.89%
Pro Forma Delaware Ivy Small Cap Growth Fund as of April 26, 2024
Class A	5.75%	None[1]	0.84%	0.25%	0.19%	1.28%	(0.14)%[4]	1.14%
Class C	None	1.00%[1]	0.84%	1.00%	0.19%	2.03%	(0.14)%[4]	1.89%
Class R	None	None	0.84%	0.50%	0.19%	1.53%	(0.14)%[4]	1.39%
Class I	None	None	0.84%	None	0.19%	1.03%	(0.14)%[4]	0.89%
1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

2 The Delaware Small Cap Growth Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Delaware Small Cap Growth Fund’s average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Small Cap Growth Fund.

3 The Delaware Ivy Small Cap Growth Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Delaware Ivy Small Cap Growth Fund’s average daily net assets for all classes other than Class R6, and 0.76% of the Delaware Ivy Small Cap Growth Fund’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Small Cap Growth Fund.

4 Effective upon the closing of the Reorganization, the Delaware Ivy Small Cap Growth Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets for all classes other than Class R6, and 0.76% of the Delaware Ivy Small Cap Growth Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Small Cap Growth Fund.

Please also refer to the Expense Example for the Reorganization of the Delaware Small Cap Growth Fund into the Delaware Ivy Small Cap Growth Fund.

REORGANIZATION OF DELAWARE IVY CORE BOND FUND INTO DELAWARE DIVERSIFIED INCOME FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy Core Bond Fund as of September 30, 2023
Class A into Acquiring Fund Class A	4.50%	None[1]	0.53%	0.25%	0.19%	0.97%	(0.28)% [2]	0.69%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.53%	1.00%	0.19%	1.72%	(0.28)% [2]	1.44%
Class I into Acquiring Fund Inst. Class	None	None	0.53%	None	0.19%	0.72%	(0.28)% [2]	0.44%
Class R6 into Acquiring Fund Class R6	None	None	0.53%	None	0.15%	0.68%	(0.35)% [2]	0.33%
Class R into Acquiring Fund Class R	None	None	0.53%	0.50%	0.19%	1.22%	(0.28)% [2]	0.94%
Class Y into Acquiring Fund Class A	None	None	0.53%	0.25%	0.19%	0.97%	(0.28)% [2]	0.69%
Delaware Diversified Income Fund as of October 31, 2023
Class A	4.50%	None[1]	0.47%	0.25%	0.15%	0.87%	(0.17)% [4]	0.70%
Class C	None	1.00%[1]	0.47%	1.00%	0.15%	1.62%	(0.17)% [4]	1.45%
Inst. Class	None	None	0.47%	None	0.15%	0.62%	(0.17)% [4]	0.45%
Class R6	None	None	0.47%	None	0.06%[3]	0.53%	(0.17)% [4]	0.36%
Class R	None	None	0.47%	0.50%	0.15%	1.12%	(0.17)%[4]	0.95%
Pro Forma Delaware Diversified Income Fund as of April 26, 2024
Class A	4.50%	None[1]	0.47%	0.25%	0.16%	0.88%	(0.19)% [5]	0.69%
Class C	None	1.00%[1]	0.47%	1.00%	0.16%	1.63%	(0.19)% [5]	1.44%
Inst. Class	None	None	0.47%	None	0.16%	0.63%	(0.19)% [5]	0.44%
Class R6	None	None	0.47%	None	0.06%[3]	0.53%	(0.20)% [5]	0.33%
Class R	None	None	0.47%	0.50%	0.16%	1.13%	(0.19)% [5]	0.94%

1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
2 The Delaware Ivy Core Bond Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.44% of the Delaware Ivy Core Bond Fund’s average daily net assets for all classes other than Class R6, and 0.33% of the Delaware Ivy Core Bond Fund’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Core Bond Fund.
3 “Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
4 The Delaware Diversified Income Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.45% of the Delaware Diversified Income Fund's average daily net assets for all share classes other than Class R6, and 0.36% of the Delaware Diversified Income Fund's Class R6 shares' average daily net assets, from February 27, 2024 through February 26, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Diversified Income Fund.
5 The Delaware Diversified Income Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.44% of the Delaware Diversified Income Fund's average daily net assets for all share classes other than Class R6, and 0.33% of the Delaware Diversified Income Fund's Class R6 shares' average daily net assets, for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Diversified Income Fund.

Please also refer to the Expense Example for the Reorganization of the Delaware Ivy Core Bond Fund into the Delaware Diversified Income Fund.

REORGANIZATION OF DELAWARE HIGH-YIELD OPPORTUNITIES FUND INTO DELAWARE IVY HIGH INCOME FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware High-Yield Opportunities Fund as of July 31, 2023
Class A into Acquiring Fund Class A	4.50%	None[1]	0.65%	0.25%	0.21%	1.11%	(0.23)%[3]	0.88%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.65%	1.00%	0.21%	1.86%	(0.23)%[3]	1.63%
Class R into Acquiring Fund Class R	None	None	0.65%	0.50%	0.21%	1.36%	(0.23)%[3]	1.13%
Inst. Class into Acquiring Fund Class I	None	None	0.65%	None	0.21%	0.86%	(0.23)%[3]	0.63%
Class R6 into Acquiring Fund Class R6	None	None	0.65%	None	0.14%[2]	0.79%	(0.21)%[3]	0.58%
Delaware Ivy High Income Fund as of September 30, 2023
Class A	4.50%	None[1]	0.56%	0.25%	0.17%	0.98%	(0.01)%[4]	0.97%
Class C	None	1.00%[1]	0.56%	1.00%	0.17%	1.73%	(0.01)%[4]	1.72%
Class R	None	None	0.56%	0.50%	0.17%	1.23%	(0.01)%[4]	1.22%
Class I	None	None	0.56%	None	0.17%	0.73%	(0.01)%[4]	0.72%
Class R6	None	None	0.56%	None	0.13%	0.69%	(0.06)%[4]	0.63%
Pro Forma Delaware Ivy High Income Fund as of April 26, 2024 (Delaware High-Yield Opportunities Fund into Acquiring Fund)
Class A	4.50%	None[1]	0.55%	0.25%	0.18%	0.98%	(0.10)%[5]	0.88%
Class C	None	1.00%[1]	0.55%	1.00%	0.18%	1.73%	(0.10)%[5]	1.63%
Class R	None	None	0.55%	0.50%	0.18%	1.23%	(0.10)%[5]	1.13%
Class I	None	None	0.55%	None	0.18%	0.73%	(0.10)%[5]	0.63%
Class R6	None	None	0.55%	None	0.09%	0.64%	(0.06)%[5]	0.58%
Pro Forma Delaware Ivy High Income Fund as of April 26, 2024 (Delaware High-Yield Opportunities Fund and Delaware Ivy High Yield Fund into Acquiring Fund)
Class A	4.50%	None[1]	0.55%	0.25%	0.18%	0.98%	(0.10)%[5]	0.88%
Class C	None	1.00%[1]	0.55%	1.00%	0.18%	1.73%	(0.10)%[5]	1.63%
Class R	None	None	0.55%	0.50%	0.18%	1.23%	(0.10)%[5]	1.13%
Class I	None	None	0.55%	None	0.18%	0.73%	(0.10)%[5]	0.63%
Class R6	None	None	0.55%	None	0.09%	0.64%	(0.06)%[5]	0.58%

1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

2 “Other expenses” for Class R6 shares are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the Fund’s Prospectus entitled “Choosing a share class.”

3 The Delaware High-Yield Opportunities Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Delaware High-Yield Opportunities Fund’s average daily net assets for all classes other than Class R6, and 0.58% of the Fund’s Class R6 shares’ average daily net assets, from November 28, 2023 through November 28, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware High-Yield Opportunities Fund. Additionally, the Delaware High-Yield Opportunities Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Delaware High-Yield Opportunities Fund’s Board of Trustees (Board).

4 The Delaware Ivy High Income Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Delaware Ivy High Income Fund’s average daily net assets for all classes other than Class R6, and 0.63% of the Delaware Ivy High Income Fund’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy High Income Fund.

5 Effective upon the closing of the Reorganization, the Delaware Ivy High Income Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Delaware Ivy High Income Fund’s average daily net assets for all classes other than Class R6, and 0.58% of the Delaware Ivy High Income Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy High Income Fund.

Please also refer to the Expense Example for the Reorganization of the Delaware High-Yield Opportunities Fund into the Delaware Ivy High Income Fund.

REORGANIZATION OF DELAWARE IVY VALUE FUND INTO DELAWARE VALUE FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy Value Fund as of September 30, 2023
Class A into Acquiring Fund Class A	5.75%	None[1]	0.70%	0.25%	0.19%	1.14%	(0.06)%[2]	1.08%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.70%	1.00%	0.19%	1.89%	(0.06)%[2]	1.83%
Class I into Acquiring Fund Inst. Class	None	None	0.70%	None	0.19%	0.89%	(0.06)%[2]	0.83%
Class R6 Into Acquiring Fund Class R6	None	None	0.70%	None	0.15%	0.85%	(0.13)%[2]	0.72%
Class R into Acquiring Fund Class R	None	None	0.70%	0.50%	0.16%	1.36%	(0.03)%[2]	1.33%
Class Y into Acquiring Fund Class A	None	None	0.70%	0.25%	0.19%	1.14%	(0.06)%[2]	1.08%
Delaware Value Fund as of November 30, 2023
Class A	5.75%	None[1]	0.53%	0.25%	0.16%	0.94%	(0.00)%	0.94%
Class C	None	1.00%[1]	0.53%	1.00%	0.16%	1.69%	(0.00)%	1.69%
Class R	None	None	0.53%	0.50%	0.16%	1.19%	(0.00)%	1.19%
Inst. Class	None	None	0.53%	None	0.16%	0.69%	(0.00)%	0.69%
Class R6	None	None	0.53%	None	0.08%[3]	0.61%	(0.00)%	0.61%
Pro Forma Delaware Value Fund as of April 26, 2024 (Delaware Ivy Value Fund into Acquiring Fund)
Class A	5.75%	None[1]	0.53%	0.25%	0.19%	0.97%	(0.00)%	0.97%
Class C	None	1.00%[1]	0.53%	1.00%	0.19%	1.72%	(0.00)%	1.72%
Class R	None	None	0.53%	0.50%	0.19%	1.22%	(0.00)%	1.22%
Class I	None	None	0.53%	None	0.19%	0.72%	(0.00)%	0.72%
Class R6	None	None	0.53%	None	0.08%[3]	0.61%	(0.00)%	0.61%

1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

2 The Delaware Ivy Value Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Delaware Ivy Value Fund’s average daily net assets for all classes other than Class R6, and 0.72% of the Delaware Ivy Value Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Value Fund.

3 “Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Delaware Value Fund’s Prospectus entitled “Choosing a share class.”

Please also refer to the Expense Example for the Reorganization of the Delaware Ivy Value Fund into the Delaware Value Fund .

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND AND DELAWARE GLOBAL EQUITY FUND II INTO DELAWARE IVY GLOBAL GROWTH FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Global Equity Fund as of September 30, 2023
Class A into Acquiring Fund Class A	5.75%	None	0.85%	0.25%	0.20%	1.30%	(0.14)%[2]	1.16%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.85%	None	0.20%	1.05%	(0.14)%[2]	0.91%
Class R6 Into Acquiring Fund Class R6	None	None	0.85%	None	0.06%[1]	0.91%	(0.07)%[2]	0.84%
Delaware Global Equity Fund II as of September 30, 2023
Class A into Acquiring Fund Class A	5.75%	None[3]	0.70%	0.25%	0.31%	1.26%	(0.09)%[4]	1.17%
Class C into Acquiring Fund Class C	None	1.00%[3]	0.70%	1.00%	0.31%	2.01%	(0.09)%[4]	1.92%
Class I into Acquiring Fund Class I	None	None	0.70%	None	0.31%	1.01%	(0.09)%[4]	0.92%
Class R6 Into Acquiring Fund Class R6	None	None	0.70%	None	0.25%	0.95%	(0.20)%[4]	0.75%
Class R into Acquiring Fund Class R	None	None	0.70%	0.50%	0.31%	1.51%	(0.09)%[4]	1.42%
Class Y into Acquiring Fund Class Y	None	None	0.70%	0.25%	0.31%	1.26%	(0.09)%[4]	1.17%
Delaware Ivy Global Growth Fund as of September 30, 2023
Class A	5.75%	None[3]	0.85%	0.25%	0.27%	1.37%	(0.20)%[5]	1.17%
Class C	None	1.00%[3]	0.85%	1.00%	0.27%	2.12%	(0.20)%[5]	1.92%
Class R	None	None	0.85%	0.50%	0.27%	1.62%	(0.20)%[5]	1.42%
Class I	None	None	0.85%	None	0.27%	1.12%	(0.20)%[5]	0.92%
Class R6	None	None	0.85%	None	0.23%	1.08%	(0.27)%[5]	0.81%
Class Y	None	None	0.85%	0.25%	0.27%	1.37%	(0.20)%[5]	1.17%

Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Pro Forma Delaware Ivy Global Growth Fund as of April 1, 2024 (Delaware Global Equity Fund into Acquiring Fund)
Class A	5.75%	None[3]	0.85%	0.25%	0.25%%	1.35%	(0.19)%[6]	1.16%
Class I	None	None	0.85%	None	0.25%	1.10%	(0.19)%[6]	0.91%
Class R6	None	None	0.85%	None	0.14%	0.99%	(0.18)%[6]	0.81%
Pro Forma Delaware Ivy Global Growth Fund as of April 26, 2024 (Delaware Global Equity Fund II into Acquiring Fund)
Class A	5.75%	None[1]	0.85%	0.25%	0.25%	1.35%	(0.18)%[7]	1.17%
Class C	None	1.00%[1]	0.85%	1.00%	0.25%	2.10%	(0.18)%[7]	1.92%
Class R	None	None	0.85%	0.50%	0.25%	1.60%	(0.18)%[7]	1.42%
Class I	None	None	0.85%	None	0.25%	1.10%	(0.18)%[7]	0.92%
Class R6	None	None	0.85%	None	0.14%	0.99%	(0.24)%[7]	0.75%
Class Y	None	None	0.85%	0.25%	0.25%	1.35%	(0.18)%[7]	1.17%
Pro Forma Delaware Ivy Global Growth Fund as of April 26, 2024 (Delaware Global Equity Fund and Delaware Global Equity Fund II into Acquiring Fund)
Class A	5.75%	None[3]	0.85%	0.25%	0.24%	1.34%	(0.18)%[7]	1.16%
Class C	None	1.00%[3]	0.85%	1.00%	0.24%	2.09%	(0.18)%[7]	1.91%
Class R	None	None	0.85%	0.50%	0.24%	1.59%	(0.18)%[7]	1.41%
Class I	None	None	0.85%	None	0.24%	1.09%	(0.18)%[7]	0.91%
Class R6	None	None	0.85%	None	0.13%	0.98%	(0.23)%[7]	0.75%
Class Y	None	None	0.85%	0.25%	0.24%	1.34%	(0.18)%[7]	1.16%

1 “Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

2 The Delaware Global Equity Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91% of the Delaware Global Equity Fund’s average daily net assets for all share classes other than Class R6, and 0.84% of the Delaware Global Equity Fund's Class R6 shares' average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Global Equity Fund.

3 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

4 The Delaware Global Equity Fund II’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Delaware Global Equity Fund II’s average daily net assets for all classes other than Class R6 and 0.75% of the Delaware Global Equity Fund II’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Global Equity Fund II.

5 The Delaware Ivy Global Growth Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Delaware Ivy Global Growth Fund’s average daily net assets for all classes other than Class R6 and 0.81% of the Delaware Ivy Global Growth Fund’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Global Growth Fund.

6 Effective upon the closing of the Reorganization, the Delaware Ivy Global Growth Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91% of the Delaware Ivy Global Growth Fund’s average daily net assets for all classes other than Class R6 and 0.81% of the Delaware Ivy Global Growth Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Global Growth Fund.

7 Effective upon the closing of the Reorganization, the Delaware Ivy Global Growth Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91% of the Delaware Ivy Global Growth Fund’s average daily net assets for all classes other than Class R6 and 0.75% of the Delaware Ivy Global Growth Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Global Growth Fund.

Please also refer to the Expense Examples for the Reorganization of the Delaware Global Equity Fund into the Delaware Ivy Global Growth Fund and the Reorganization of the Delaware Global Equity Fund II into the Delaware Ivy Global Growth Fund.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND AND DELAWARE INTERNATIONAL EQUITY FUND II INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware International Equity Fund as of November 30, 2023
Class A into Acquiring Fund Class A	5.75%	None[1]	0.85%	0.25%	0.23%	1.33%	(0.20)%[3]	1.13%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.85%	1.00%	0.23%	2.08%	(0.20)%[3]	1.88%
Inst. Class into Acquiring Fund Class I	None	None	0.85%	None	0.23%	1.08%	(0.20)%[3]	0.88%
Class R6 Into Acquiring Fund Class R6	None	None	0.85%	None	0.15%[2]	1.00%	(0.21)%[3]	0.79%
Class R into Acquiring Fund Class R	None	None	0.85%	0.50%	0.23%	1.58%	(0.20)%[3]	1.38%
Delaware International Equity Fund II as of September 30, 2023
Class A into Acquiring Fund Class A	5.75%	None[1]	1.00%	0.25%	0.39%	1.64%	(0.60)%[4]	1.04%
Class C into Acquiring Fund Class C	None	1.00%[1]	1.00%	1.00%	0.39%	2.39%	(0.60)%[4]	1.79%
Class I into Acquiring Fund Class I	None	None	1.00%	None	0.39%	1.39%	(0.60)%[4]	0.79%
Class R6 Into Acquiring Fund Class R6	None	None	1.00%	None	0.34%	1.34%	(0.69)%[4]	0.65%
Class R into Acquiring Fund Class R	None	None	1.00%	0.50%	0.39%	1.89%	(0.60)%[4]	1.29%
Class Y into Acquiring Fund Class Y	None	None	1.00%	0.25%	0.39%	1.64%	(0.60)%[4]	1.04%

Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Ivy International Core Equity Fund as of September 30, 2023
Class A	5.75%	None[1]	0.84%	0.25%	0.17%	1.26%	(0.22)%[5]	1.04%
Class C	None	1.00%[1]	0.84%	1.00%	0.17%	2.01%	(0.22)%[5]	1.79%
Class R	None	None	0.84%	0.50%	0.17%	1.51%	(0.22)%[5]	1.29%
Class I	None	None	0.84%	None	0.17%	1.01%	(0.22)%[5]	0.79%
Class R6	None	None	0.84%	None	0.13%	0.97%	(0.30)%[5]	0.67%
Class Y	None	None	0.84%	0.25%	0.17%	1.26%	(0.22)%[5]	1.04%
Pro Forma Delaware Ivy International Core Equity Fund as of April 26, 2024 (Delaware International Equity Fund into Acquiring Fund)
Class A	5.75%	None[1]	0.84%	0.25%	0.21%	1.30%	(0.26)%[6]	1.04%
Class C	None	1.00%[1]	0.84%	1.00%	0.21%	2.05%	(0.26)%[6]	1.79%
Class R	None	None	0.84%	0.50%	0.21%	1.55%	(0.26)%[6]	1.29%
Class I	None	None	0.84%	None	0.21%	1.05%	(0.26)%[6]	0.79%
Class R6	None	None	0.84%	None	0.10%	0.94%	(0.27)%[6]	0.67%

Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Pro Forma Delaware Ivy International Core Equity Fund as of April 26, 2024 (Delaware International Equity Fund II into Acquiring Fund)
Class A	5.75%	None[1]	0.84%	0.25%	0.22%	1.31%	0.27%[7]	1.04%
Class C	None	1.00%[1]	0.84%	1.00%	0.22%	2.06%	0.27%[7]	1.79%
Class R	None	None	0.84%	0.50%	0.22%	1.56%	0.27%[7]	1.29%
Class I	None	None	0.84%	None	0.22%	1.06%	0.27%[7]	0.79%
Class R6	None	None	0.84%	None	0.10%	0.94%	0.29%[7]	0.65%
Class Y	None	None	0.84%	0.25%	0.22%	1.31%	0.27%[7]	1.04%
Pro Forma Delaware Ivy International Core Equity Fund as of April 26, 2024 (Delaware International Equity Fund and Delaware International Equity Fund II into Acquiring Fund)
Class A	5.75%	None[1]	0.84%	0.25%	0.22%	1.31%	(0.27)%[7]	1.04%
Class C	None	1.00%[1]	0.84%	1.00%	0.22%	2.06%	(0.27)%[7]	1.79%
Class R	None	None	0.84%	0.50%	0.22%	1.56%	(0.27)%[7]	1.29%
Class I	None	None	0.84%	None	0.22%	1.06%	(0.27)%[7]	0.79%
Class R6	None	None	0.84%	None	0.10%	0.94%	(0.29)%[7]	0.65%
Class Y	None	None	0.84%	0.25%	0.22%	1.31%	(0.27)%[7]	1.04%

1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

2 “Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled ”Choosing a share class.”

3 The Delaware International Equity Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Delaware International Equity Fund’s average daily net assets for all classes other than Class R6, and 0.79% of the Delaware International Equity Fund’s Class R6 shares’ average daily net assets, from March 30, 2023 through March 29, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware International Equity Fund.

4 The Delaware International Equity Fund II’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Delaware International Equity Fund II’s average daily net assets for all classes other than Class R6, and 0.65% of the Delaware International Equity Fund II’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware International Equity Fund II.

5 The Delaware Ivy International Core Equity Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Delaware Ivy International Core Equity Fund’s average daily net assets for all classes other than Class R6 and 0.67% of the Delaware Ivy International Core Equity Fund’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy International Core Equity Fund.

6 Effective upon the closing of the Reorganization, the Delaware Ivy International Core Equity Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Delaware Ivy International Core Equity Fund’s average daily net assets for all classes other than Class R6 and 0.67% of the Delaware Ivy International Core Equity Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy International Core Equity Fund.

7 Effective upon the closing of the Reorganization, the Delaware Ivy International Core Equity Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Delaware Ivy International Core Equity Fund’s average daily net assets for all classes other than Class R6 and 0.65% of the Delaware Ivy International Core Equity Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy International Core Equity Fund.

Please also refer to the Expense Examples for the Reorganization of the Delaware International Equity Fund into the Delaware Ivy International Core Equity Fund and the Reorganization of the Delaware International Equity Fund II into the Delaware Ivy International Core Equity Fund.

How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?
The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization (including for the Delaware High Yield Reorganization, assuming the Ivy High Yield Reorganization).  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods and separately, assuming those shares were redeemed at the end of those periods. The examples also assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Any investment advisory fee waiver for the Acquiring Funds after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF DELAWARE IVY ACCUMULATIVE FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$683	$915	$1,165	$1,880
Acquiring Fund	$661	$855	$1,065	$1,669
Pro forma Acquiring Fund (after the Reorganization) (Delaware Ivy Accumulative Fund into Acquiring Fund)	$661	$859	$1,073	$1,689
Pro forma Acquiring Fund (after the Reorganization) (Delaware Ivy Accumulative Fund and Delaware Select Growth Fund into Acquiring Fund)	$661	$859	$1,073	$1,689
Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$190	$592	$1,019	$2,210
Acquiring Fund	$167	$530	$917	$2,004
Pro forma Acquiring Fund (after the Reorganization) (Delaware Ivy Accumulative Fund into Acquiring Fund)	$167	$534	$926	$2,024
Pro forma Acquiring Fund (after the Reorganization) (Delaware Ivy Accumulative Fund and Delaware Select Growth Fund into Acquiring Fund)	$167	$534	$926	$2,024
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$290	$592	$1,019	$2,210
Acquiring Fund	$267	$530	$917	$2,004
Pro forma Acquiring Fund (after the Reorganization) (Delaware Ivy Accumulative Fund into Acquiring Fund)	$267	$534	$926	$2,024
Pro forma Acquiring Fund (after the Reorganization) (Delaware Ivy Accumulative Fund and Delaware Select Growth Fund into Acquiring Fund)	$267	$534	$926	$2,024
Class I	1 Year	3 Years	5 Years	10 Years

Acquired Fund	$89	$282	$491	$1,094
Acquiring Fund	$65	$218	$384	$865
Pro forma Acquiring Fund (after the Reorganization) (Delaware Ivy Accumulative Fund into Acquiring Fund)	$65	$222	$393	$887
Pro forma Acquiring Fund (after the Reorganization) (Delaware Ivy Accumulative Fund and Delaware Select Growth Fund into Acquiring Fund)	$65	$222	$393	$887

REORGANIZATION OF DELAWARE SELECT GROWTH FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$685	$939	$1,212	$1,990
Acquiring Fund	$661	$855	$1,065	$1,669
Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund into Acquiring Fund)	$661	$861	$1,077	$1,700
Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund and Delaware Ivy Accumulative Fund into Acquiring Fund)	$661	$859	$1,073	$1,689
Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$192	$617	$1,068	$2,318
Acquiring Fund	$167	$530	$917	$2,004
Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund into Acquiring Fund)	$167	$536	$930	$2,033
Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund and Delaware Ivy Accumulative Fund into Acquiring Fund)	$167	$534	$926	$2024
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$292	$617	$1,068	$2,318
Acquiring Fund	$267	$530	$917	$2,004
Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund into Acquiring Fund)	$267	$536	$930	$2,033
Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund and Delaware Ivy Accumulative Fund into Acquiring Fund)	$267	$534	$926	$2024
Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$142	$463	$808	$1,781
Acquiring Fund	$116	$375	$654	$1,449

Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund into Acquiring Fund)	$116	$381	$667	$1,481
Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund and Delaware Ivy Accumulative Fund into Acquiring Fund)	$116	$379	$663	$1,470
Institutional Class/Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Institutional Class)	$91	$307	$542	$1,215
Acquiring Fund	$65	$218	$384	$865
Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund into Acquiring Fund)	$65	$224	$397	$898
Pro forma Acquiring Fund (after the Reorganization) (Delaware Select Growth Fund and Delaware Ivy Accumulative Fund into Acquiring Fund)	$65	$222	$393	$887

REORGANIZATION OF DELAWARE MID CAP GROWTH EQUITY FUND INTO DELAWARE IVY MID CAP GROWTH FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$675	$913	$1,170	$1,903
Acquiring Fund	$675	$907	$1,157	$1,873
Pro forma Acquiring Fund (after the Reorganization)	$675	$919	$1,182	$1,933
Class C (f not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$182	$591	$1,025	$2,233
Acquiring Fund	$182	$584	$1,012	$2,203
Pro forma Acquiring Fund (after the Reorganization)	$182	$597	$1,037	$2,262
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$282	$591	$1,025	$2,233
Acquiring Fund	$282	$584	$1,012	$2,203
Pro forma Acquiring Fund (after the Reorganization)	$282	$597	$1,037	$2,262
Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$131	$437	$764	$1,691
Acquiring Fund	$131	$430	$751	$1,660
Pro forma Acquiring Fund (after the Reorganization)	$131	$443	$777	$1,722
Institutional Class/Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Institutional Class)	$81	$280	$497	$1,119
Acquiring Fund (Class I)	$81	$274	$483	$1,087
Pro forma Acquiring Fund (after the Reorganization)	$81	$287	$510	$1,152
Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$73	$253	$449	$1,014

Acquiring Fund	$70	$257	$460	$1,045
Pro forma Acquiring Fund (after the Reorganization)	$70	$253	$451	$1,023

REORGANIZATION OF DELAWARE SMALL CAP GROWTH FUND INTO DELAWARE IVY SMALL CAP GROWTH FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$685	$951	$1,237	$2,049
Acquiring Fund	$685	$941	$1,216	$2,000
Pro forma Acquiring Fund (after the Reorganization)	$685	$945	$1,224	$2,020
Class C (If not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$192	$629	$1,093	$2,376
Acquiring Fund	$192	$619	$1,072	$2,328
Pro forma Acquiring Fund (after the Reorganization)	$192	$623	$1,080	$2,347
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$292	$629	$1,093	$2,376
Acquiring Fund	$292	$619	$1,072	$2,328
Pro forma Acquiring Fund (after the Reorganization)	$292	$623	$1,080	$2,347
Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$142	$476	$834	$1,842
Acquiring Fund	$142	$465	$812	$1,791
Pro forma Acquiring Fund (after the Reorganization)	$142	$470	$821	$1,812
Institutional Class/Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Institutional Class)	$91	$320	$568	$1,279
Acquiring Fund (Class I)	$91	$310	$546	$1,225
Pro forma Acquiring Fund (after the Reorganization)	$91	$314	$555	$1,247

REORGANIZATION OF DELAWARE IVY CORE BOND FUND INTO DELAWARE DIVERSIFIED INCOME FUND
Class A/Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$517	$718	$936	$1,562
Acquired Fund (Class Y)	$70	$281	$509	$1,164
Acquiring Fund (Class A)	$518	$699	$895	$1,459
Pro forma Acquiring Fund (after the Reorganization)	$517	$700	$898	$1,469
Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$147	$515	$907	$2,007
Acquiring Fund	$148	$495	$865	$1,908
Pro forma Acquiring Fund (after the Reorganization)	$147	$496	$869	$1,917

Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$247	$515	$907	$2,007
Acquiring Fund	$248	$495	$865	$1,908
Pro forma Acquiring Fund (after the Reorganization)	$247	$496	$869	$1,917
Class I/Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$45	$202	$373	$868
Acquiring Fund (Institutional Class)	$46	$181	$329	$758
Pro forma Acquiring Fund (after the Reorganization)	$45	$183	$332	$768
Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$34	$182	$344	$813
Acquiring Fund	$37	$153	$279	$649
Pro forma Acquiring Fund (after the Reorganization)	$34	$150	$276	$646
Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$96	$360	$643	$1,453
Acquiring Fund	$97	$339	$600	$1,348
Pro forma Acquiring Fund (after the Reorganization)	$96	$340	$604	$1,358

REORGANIZATION OF DELAWARE HIGH-YIELD OPPORTUNITIES FUND INTO DELAWARE IVY HIGH INCOME FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$536	$765	$1,013	$1,721
Acquiring Fund (Class A)	$545	$747	$966	$1,596
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund into Acquiring Fund)	$536	$739	$958	$1,589
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund and Delaware Ivy High Yield Fund into Acquiring Fund)	$536	$739	$958	$1,589
Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$166	$562	$984	$2,161
Acquiring Fund	$175	$544	$938	$2,040
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund into Acquiring Fund)	$166	$535	$929	$2,033
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund and Delaware Ivy High Yield Fund into Acquiring Fund)	$166	$535	$929	$2,033
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$266	$562	$984	$2,161
Acquiring Fund	$275	$544	$938	$2,040
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund into Acquiring Fund)	$266	$535	$929	$2,033
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund and Delaware Ivy High Yield Fund into Acquiring Fund)	$266	$535	$929	$2,033

Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$115	$408	$723	$1,615
Acquiring Fund	$124	$389	$675	$1,488
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund into Acquiring Fund)	$115	$380	$666	$1,480
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund and Delaware Ivy High Yield Fund into Acquiring Fund)	$115	$380	$666	$1,480
Institutional Class/Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Institutional Class)	$64	$251	$454	$1,040
Acquiring Fund (Class I)	$74	$232	$405	$906
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund into Acquiring Fund)	$64	$223	$396	$897
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund and Delaware Ivy High Yield Fund into Acquiring Fund)	$64	$223	$396	$897
Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$59	$231	$418	$958
Acquiring Fund	$64	$215	$378	$853
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund into Acquiring Fund)	$59	$199	$351	$793
Pro forma Acquiring Fund (after the Reorganization) (Delaware High-Yield Opportunities Fund and Delaware Ivy High Yield Fund into Acquiring Fund)	$59	$199	$351	$793

REORGANIZATION OF DELAWARE IVY VALUE FUND INTO DELAWARE VALUE FUND
Class A/Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$679	$911	$1,161	$1,876
Acquired Fund (Class Y)	$110	$356	$622	$1,381
Acquiring Fund (Class A)	$665	$857	$1,065	$1,663
Pro forma Acquiring Fund (after the Reorganization)	$668	$866	$1,080	$1,696
Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$186	$588	$1,016	$2,207
Acquiring Fund	$172	$533	$918	$1,998
Pro forma Acquiring Fund (after the Reorganization)	$175	$542	$933	$2,030

Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$286	$588	$1,016	$2,207
Acquiring Fund	$272	$533	$918	$1,998
Pro forma Acquiring Fund (after the Reorganization)	$275	$542	$933	$2,030
Class I/Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$85	$278	$487	$1,091
Acquiring Fund (Institutional Class)	$70	$221	$384	$859
Pro forma Acquiring Fund (after the Reorganization)	$74	$230	$401	$894
Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$74	$258	$459	$1,037
Acquiring Fund	$62	$195	$340	$762
Pro forma Acquiring Fund (after the Reorganization)	$62	$195	$340	$762
Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$135	$428	$742	$1,632
Acquiring Fund	$121	$378	$654	$1,443
Pro forma Acquiring Fund (after the Reorganization)	$124	$387	$670	$1,477

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND INTO DELAWARE IVY GLOBAL GROWTH FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$686	$950	$1,234	$2,041
Acquiring Fund (Class A)	$687	$965	$1,264	$2,110
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$686	$960	$1,255	$2,090
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund and Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$686	$958	$1,251	$2,080
Class I/Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Institutional Class)	$93	$320	$566	$1,270
Acquiring Fund (Class I)	$94	$336	$598	$1,345
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$93	$331	$588	$1,323
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund and Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$93	$329	$583	$1,313

Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$86	$283	$497	$1,113
Acquiring Fund	$83	$317	$569	$1,293
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$83	$297	$530	$1,197
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund and Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$77	$289	$519	$1,180

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND II INTO DELAWARE IVY GLOBAL GROWTH FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$687	$943	$1,219	$2,003
Acquiring Fund (Class A)	$687	$965	$1,264	$2,110
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$687	$961	$1,256	$2,091
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II and Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$686	$958	$1,251	$2,080
Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$195	$622	$1,075	$2,330
Acquiring Fund	$195	$645	$1,121	$2,436
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$195	$641	$1,112	$2,417
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II and Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$194	$637	$1,107	$2,407
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$295	$622	$1,075	$2,330
Acquiring Fund	$295	$645	$1,121	$2,436
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$295	$641	$1,112	$2,417
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II and Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$294	$637	$1,107	$2,407
Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$94	$313	$549	$1,228
Acquiring Fund (Class I)	$94	$336	$598	$1,345

Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$94	$332	$589	$1,324
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II and Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$93	$329	$583	$1,313
Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$77	$283	$506	$1,148
Acquiring Fund	$83	$317	$569	$1,293
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$77	$291	$524	$1,191
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II and Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$77	$289	$519	$1,180
Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$145	$468	$815	$1,794
Acquiring Fund	$145	$492	$862	$1,905
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$145	$487	$854	$1,885
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II and Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$144	$484	$849	$1,874
Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$119	$391	$683	$1,515
Acquiring Fund	$119	$414	$731	$1,629
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund)	$119	$410	$722	$1,608
Pro forma Acquiring Fund (after the Reorganization) (Delaware Global Equity Fund II and Delaware Global Equity Fund into Delaware Ivy Global Growth Fund)	$118	$407	$717	$1,597

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$684	$954	$1,244	$2,068
Acquiring Fund (Class A)	$675	$931	$1,207	$1,992
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$675	$939	$1,223	$2,031
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund and Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$675	$941	$1,228	$2,041

Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$191	$633	$1,100	$2,395
Acquiring Fund	$182	$609	$1,063	$2,320
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$182	$618	$1,079	$2,359
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund and Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$182	$620	$1,084	$2,368
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$291	$633	$1,100	$2,395
Acquiring Fund	$282	$609	$1,063	$2,320
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$282	$618	$1,079	$2,359
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund and Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$282	$620	$1,084	$2,368
Institutional Class/Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Institutional Class )	$90	$324	$576	$1,299
Acquiring Fund (Class I)	$81	$300	$536	$1,216
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$81	$308	$554	$1,259
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund and Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$81	$310	$559	$1,270
Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$81	$298	$532	$1,206
Acquiring Fund	$68	$279	$507	$1,162
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$68	$273	$494	$1,130
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund and Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$66	$271	$492	$1,128

Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$140	$479	$842	$1,861
Acquiring Fund	$131	$456	$803	$1,783
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$131	$464	$820	$1,823
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund and Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$131	$466	$824	$1,834

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND II INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class A)	$675	$1,007	$1,362	$2,359
Acquiring Fund (Class A)	$675	$931	$1,207	$1,992
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$675	$941	$1,228	$2,041
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II and Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$675	$941	$1,228	$2,041
Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$182	$688	$1,221	$2,681
Acquiring Fund	$182	$609	$1,063	$2,320
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$182	$620	$1,084	$2,368
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II and Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$182	$620	$1,084	$2,368
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$282	$688	$1,221	$2,681
Acquiring Fund	$282	$609	$1,063	$2,320
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$282	$620	$1,084	$2,368
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II and Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$282	$620	$1,084	$2,368

Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Class I)	$81	$381	$703	$1,617
Acquiring Fund (Class I)	$81	$300	$536	$1,216
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$81	$310	$559	$1,270
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II and Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$81	$310	$559	$1,270
Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$66	$356	$668	$1,552
Acquiring Fund	$68	$279	$507	$1,162
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$66	$271	$492	$1,128
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II and Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$66	$271	$492	$1,128
Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$131	$536	$966	$2,163
Acquiring Fund	$131	$456	$803	$1,783
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$131	$466	$824	$1,834
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II and Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$131	$466	$824	$1,834
Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$106	$459	$835	$1,893
Acquiring Fund	$106	$378	$671	$1,503
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund)	$106	$389	$692	$1,555
Pro forma Acquiring Fund (after the Reorganization) (Delaware International Equity Fund II and Delaware International Equity Fund into Delaware Ivy International Core Equity Fund)	$106	$389	$692	$1,555

What are the general tax consequences of the Reorganizations?
The Reorganizations are each intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganizations (although there can be no assurance that the Internal Revenue Service (IRS) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of each Reorganization,”  Acquiring Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganizations.  Prior to the closing of the Reorganizations, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the distribution(s) and Reorganizations in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganizations, or any federal taxes other than income taxes, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only.   For more information, please see the section “What are the tax consequences of each Reorganization” below.

Who manages the Funds?
The Funds’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA   19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of September 30, 2023, approximately $173.7 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services.

For each Fund, the Manager’s fee is based on a percentage of average net assets as described further in the Fund’s SAI.  For its services to each Acquiring Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of average daily net assets during the Funds’ last fiscal year, as follows:

Fund	Aggregate Fee
Delaware Ivy Accumulative Fund (Acquired Fund)	0.70%
Delaware Select Growth Fund (Acquired Fund)	0.65%
Delaware Ivy Large Cap Growth Fund (Acquiring Fund)	0.60%

Delaware Mid Cap Growth Equity Fund (Acquired Fund)	0.69%
Delaware Ivy Mid Cap Growth Fund (Acquiring Fund)	0.75%

Delaware Small Cap Growth Fund (Acquired Fund)	0.65%
Delaware Ivy Small Cap Growth Fund (Acquiring Fund)	0.82%

Delaware Ivy Core Bond Fund (Acquired Fund)	0.34%
Delaware Diversified Income Fund (Acquiring Fund)	0.30%

Delaware High-Yield Opportunities Fund (Acquired Fund)	0.42%
Delaware Ivy High Income Fund (Acquiring Fund)	0.55%

Delaware Ivy Value Fund (Acquired Fund)	0.69%
Delaware Value Fund (Acquiring Fund)	0.53%

Delaware Global Equity Fund (Acquired Fund)	0.76%
Delaware Global Equity Fund II (Acquired Fund)	0.69%
Delaware Ivy Global Growth Fund (Acquiring Fund)	0.83%

Fund	Aggregate Fee

Delaware International Equity Fund (Acquired Fund)	0.63%
Delaware International Equity Fund II (Acquired Fund)	0.67%
Delaware Ivy International Core Equity Fund (Acquiring Fund)	0.70%

A discussion of the basis for the Board’s approval of each Acquired Fund’s investment advisory contract is available, for Delaware High-Yield Opportunities Fund, in the Fund’s semiannual report for the period ended January 31, 2023; for Delaware Ivy Core Bond Fund, Delaware Small Cap Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Ivy Value Fund, Delaware Global Equity Fund, Delaware Global Equity Fund II, and Delaware International Equity Fund II, in each Fund’s annual or semiannual report to shareholders for the fiscal period ended September 30, 2023; for Delaware Select Growth Fund, in the Fund’s annual report to shareholders for the fiscal period ended October 31, 2023;  and for Delaware International Equity Fund, in the Fund’s annual report for the fiscal period ended November 30, 2023.

A discussion of the basis for the Board’s approval of each Acquiring Fund’s investment advisory contract is available, for Delaware Diversified Income Fund, in the Fund’s annual report to shareholders for the period ended October 31, 2023; for Delaware Ivy High Income Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Global Growth Fund and Delaware Ivy International Core Equity Fund, in each Fund’s semi-annual report to shareholders for the fiscal period ended September 30, 2023; and for Delaware Value Fund, in the Fund’s annual report to shareholders for the period ended November 30, 2023.

The Manager may seek investment advice and recommendations from its Affiliated Sub-Advisors (as defined below with respect to each Fund). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Portfolio Managers of the Funds

REORGANIZATION OF DELAWARE IVY ACCUMULATIVE FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Bradley M. Klapmeyer, CFA and Bradley D. Angermeier, CFA. Mr. Klapmeyer and Mr. Angermeier are the lead portfolio managers primarily responsible for the day-to-day management of the Funds.
Bradley M. Klapmeyer, CFA, Managing Director, Senior Portfolio Manager. Mr. Klapmeyer has managed the Acquiring Fund since August 2016 and the Acquired Fund since December 2022.
Bradley D. Angermeier, CFA, Managing Director, Senior Portfolio Manager. Mr. Angermeier has managed the Acquiring Fund since October 2021 and the Acquired Fund since December 2022.

REORGANIZATION OF DELAWARE SELECT GROWTH FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Bradley M. Klapmeyer, CFA and Bradley D. Angermeier, CFA. Mr. Klapmeyer and Mr. Angermeier are the lead portfolio managers primarily responsible for the day-to-day management of the Funds.
Bradley M. Klapmeyer, CFA, Managing Director, Senior Portfolio Manager. Mr. Klapmeyer has managed the Acquiring Fund since August 2016 and the Acquired Fund since December 2022.

Bradley D. Angermeier, CFA, Managing Director, Senior Portfolio Manager. Mr. Angermeier has managed the Acquiring Fund since October 2021 and the Acquired Fund since December 2022.

REORGANIZATION OF DELAWARE MID CAP GROWTH EQUITY FUND INTO DELAWARE IVY MID CAP GROWTH FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Kimberly A. Scott, CFA, Nathan A. Brown, CFA*, and Bradley P. Halverson, CFA. Ms. Scott, Mr. Brown and Mr. Halverson are the lead portfolio managers primarily responsible for the day-to-day management of the Funds.
Kimberly A. Scott, CFA, Managing Director, Senior Portfolio Manager. Ms. Scott has managed the Acquiring Fund since February 2001 and the Acquired Fund since December 2022.
Nathan A. Brown, CFA, Managing Director, Senior Portfolio Manager. Mr. Brown has managed the Acquiring Fund since October 2016 and the Acquired Fund since December 2022.
Bradley P. Halverson, CFA, Managing Director, Senior Portfolio Manager. Mr. Halverson has managed the Acquiring Fund since November 2021 and the Acquired Fund since December 2022.

* Effective on or about June 1, 2024, Nathan Brown will no longer be a portfolio manager of the Funds.

REORGANIZATION OF DELAWARE SMALL CAP GROWTH FUND INTO DELAWARE IVY SMALL CAP GROWTH FUND
The Acquired Fund and Acquiring Fund share some of the same portfolio managers. Timothy J. Miller, CFA and Kenneth G. McQuade and Joshua Brown are primarily responsible for the day-to-day management of the Acquiring Fund. Mr. Miller and Mr. McQuade are primarily responsible for the day-to-day management of the Acquired Fund.
Timothy J. Miller, CFA, Managing Director, Senior Portfolio Manager. Mr. Miller has managed the Acquiring Fund since April 2010 and the Acquired Fund since December 2022.
Kenneth G. McQuade, Managing Director, Senior Portfolio Manager. Mr. McQuade has managed the Acquiring Fund since October 2016 and the Acquired Fund since December 2022.
Joshua Brown, Senior Vice President, Portfolio Manager, Senior Equity Analyst. Mr. Brown has managed the Acquiring Fund since January 2024.

REORGANIZATION OF DELAWARE IVY CORE BOND FUND INTO DELAWARE DIVERSIFIED INCOME FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, J. David Hillmeyer, CFA and Daniela Mardarovici, CFA. Mr. Hillmeyer and Ms. Mardarovici are the lead portfolio managers primarily responsible for the day-to-day management of the Funds. When making decisions for the Funds, Mr. Hillmeyer and Ms. Mardarovici regularly consult with other investment professionals.
J. David Hillmeyer, CFA, Senior Managing Director, Co-Head of US Multisector Fixed Income. Mr. Hillmeyer has managed the Acquiring Fund since February 2011 and the Acquired Fund since July 2022.
Daniela Mardarovici, CFA, Managing Director, Co-Head of US Multisector Fixed Income. Ms. Mardarovici has managed the Acquiring Fund since March 2019 and the Acquired Fund since July 2022.

REORGANIZATION OF DELAWARE HIGH-YIELD OPPORTUNITIES FUND INTO DELAWARE IVY HIGH INCOME FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Vivek Bommi, Adam H. Brown and John P. McCarthy. Mr. Bommi, Mr. Brown and Mr. McCarthy are the lead portfolio managers primarily responsible for the day-to-day management of the Funds. When making decisions for the Funds, Mr. Bommi, Mr. Brown and Mr. McCarthy regularly consult with other investment professionals.
Vivek Bommi, CFA, Managing Director, Head of Leveraged Credit. Mr. Bommi has managed the Acquiring and Acquired Funds since November 2023.
Adam H. Brown, CFA, Managing Director, Senior Portfolio Manager. Mr. Brown has managed the Acquiring Fund since November 2021 and the Acquired Fund since November 2014.
John P. McCarthy, CFA, Managing Director, Senior Portfolio Manager. Mr. McCarthy has managed the Acquiring Fund since November 2021 and the Acquired Fund since December 2012.

REORGANIZATION OF DELAWARE IVY VALUE FUND INTO DELAWARE VALUE FUND
The Acquired Fund and Acquiring Fund have the same portfolio managers. Nikhil G. Lalvani, CFA, Kristen E. Bartholdson and Erin Ksenak are the lead portfolio managers primarily responsible for the day-to-day management of the Funds.
Nikhil G. Lalvani, CFA, Managing Director, Senior Portfolio Manager, Team Leader. Mr. Lalvani has managed the Acquiring Fund since October 2006 and the Acquired Fund since December 2022.
Kristen E. Bartholdson, Managing Director, Senior Portfolio Manager. Ms. Bartholdson has managed the Acquiring Fund since December 2008 and the Acquired Fund since December 2022.
Erin Ksenak, Senior Vice President, Portfolio Manager. Ms. Ksenak has managed the Acquiring Fund since December 2020 and the Acquired Fund since December 2022.

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND INTO DELAWARE IVY GLOBAL GROWTH FUND
The Acquired Fund and Acquiring Fund have the same portfolio managers. Aditya Kapoor, CFA, Charles John, CFA, and Charles (Trey) Schorgl are the lead portfolio managers primarily responsible for the day-to-day management of each Fund.

Aditya Kapoor, CFA Managing Director, Senior Portfolio Manager. Mr. Kapoor has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.

Charles John, CFA Managing Director, Senior Portfolio Manager. Mr. John has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.

Charles (Trey) Schorgl Managing Director, Senior Portfolio Manager. Mr. Schorgl has managed the Acquired Fund since August 2023 and the Acquiring Fund since July 2023.

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND II INTO DELAWARE IVY GLOBAL GROWTH FUND
The Acquired Fund and Acquiring Fund have the same portfolio managers. Aditya Kapoor, CFA, Charles John, CFA, and Charles (Trey) Schorgl are the lead portfolio managers primarily responsible for the day-to-day management of each Fund.

Aditya Kapoor, CFA Managing Director, Senior Portfolio Manager. Mr. Kapoor has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.

Charles John, CFA Managing Director, Senior Portfolio Manager. Mr. John has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.

Charles (Trey) Schorgl Managing Director, Senior Portfolio Manager. Mr. Schorgl has managed the Acquired Fund since August 2023 and the Acquiring Fund since July 2023.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
The Acquired Fund and Acquiring Fund have the same portfolio managers. Aditya Kapoor, CFA, Charles John, CFA, and Charles (Trey) Schorgl are the lead portfolio managers primarily responsible for the day-to-day management of each Fund.

Aditya Kapoor, CFA Managing Director, Senior Portfolio Manager. Mr. Kapoor has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.

Charles John, CFA Managing Director, Senior Portfolio Manager. Mr. John has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.

Charles (Trey) Schorgl Managing Director, Senior Portfolio Manager. Mr. Schorgl has managed the Acquired Fund since August 2023 and the Acquiring Fund since July 2023.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND II INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
The Acquired Fund and Acquiring Fund have the same portfolio managers. Aditya Kapoor, CFA, Charles John, CFA, and Charles (Trey) Schorgl are the lead portfolio managers primarily responsible for the day-to-day management of each Fund.

Aditya Kapoor, CFA Managing Director, Senior Portfolio Manager. Mr. Kapoor has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.

Charles John, CFA Managing Director, Senior Portfolio Manager. Mr. John has managed the Acquired Fund since August 2023 and the Acquiring Fund since November 2021.

Charles (Trey) Schorgl Managing Director, Senior Portfolio Manager. Mr. Schorgl has managed the Acquired Fund since August 2023 and the Acquiring Fund since July 2023.

Each Acquiring Fund’s portfolio managers will continue to manage the Fund after the Reorganizations.

The SAIs for the Funds provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAIs for the Funds, please see the section entitled, “More Information about the Funds.”

Manager of Managers Structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds’ Boards, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Boards, for overseeing the Funds’ sub-advisors and recommending to the Boards their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Funds and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for the Funds, shareholders will receive information about the new sub-advisor within 90 days of the change.

How do the performance records of the Funds compare?
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling (800) 523‑1918 or by visiting our website at delawarefunds.com/performance.

REORGANIZATION OF DELAWARE IVY ACCUMULATIVE FUND AND DELAWARE SELECT GROWTH FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND

Delaware Ivy Accumulative Fund (Acquired Fund)
On April 30, 2021, the Acquired Fund became part of Delaware Funds and DMC became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquired Fund’s prior investment manager.
The returns presented below for the Fund prior to February 26, 2018 reflect the performance of the Waddell & Reed Advisors Accumulative Fund (“Predecessor Fund”). The Acquired Fund has adopted the performance of the Predecessor Fund prior to February 26, 2018 as the result of a reorganization in which the Acquired Fund acquired all of the assets and liabilities of the Predecessor Fund (the “Waddell & Reed Reorganization”). As part of the Waddell & Reed Reorganization, Class Y shares of the Predecessor Fund were reorganized into Class I shares of the Acquired Fund. Prior to the Waddell & Reed Reorganization, the Acquired Fund was a “shell” fund with no assets and had not commenced operations.

Acquired Fund
Calendar year-by-year total return (Class A)

80%
60%
40%
20%
0%
-20%
-40%
-60%
-80%
13.71%
3.45%
3.19%
15.04%
-3.05%
31.10%
44.46%
11.50%
-50.20%
36.16%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 28.06% for the quarter ended June 30, 2020, and its lowest quarterly return was -34.70% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2023
	1 year	5 years	10 years
Class A return before taxes	28.47%	6.18%	6.22%
Class A return after taxes on distributions	28.47%	2.47%	2.14%
Class A return after taxes on distributions and sale of Fund shares	16.86%	4.44%	3.54%
Class C return before taxes	34.44%	6.52%	6.02%
Class I return before taxes	36.56%	7.71%	7.10%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	41.21%	18.85%	14.33%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)*	42.68%	19.50%	14.86%
* Effective April 28, 2023, the Fund changed its benchmark index from the Russell 3000 Growth Index to the Russell 1000 Growth Index. The Manager believes that this index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the previous benchmark index.
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Select Growth Fund (Acquired Fund)

Acquired Fund
Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 31.82% for the quarter ended June 30, 2020, and its lowest quarterly return was -34.41% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years
Class A return before taxes	28.92%	4.20%	4.30%
Class A return after taxes on distributions	28.92%	2.03%	1.31%
Class A return after taxes on distributions and sale of Fund shares	17.12%	3.22%	2.94%
Class C return before taxes	34.84%	4.66%	4.14%
Class R return before taxes	36.52%	5.18%	4.66%
Institutional Class return before taxes	37.19%	5.71%	5.18%
Russell 1000® Growth Index* (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	41.21%	18.85%	14.33%
* Effective April 28, 2023, the Fund changed its benchmark from the Russell 3000 Growth Index to the Russell 1000 Growth Index. The Fund’s investment manager believes that this index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the previous benchmark index.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Ivy Large Cap Growth Fund (Acquiring Fund)

On April 30, 2021, the Acquiring Fund became part of Delaware Funds and DMC became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager.

Acquiring Fund
Calendar year-by-year total return (Class A)

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
11.32%
6.76%
1.17%
29.04%
2.06%
36.44%
30.76%
30.17%
-27.00%
37.81%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.44% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.61% for the quarter ended June 30, 2022.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	29.89%	17.10%	13.30%
Class A return after taxes on distributions	28.94%	14.67%	11.21%
Class A return after taxes on distributions and sale of Fund shares	18.33%	13.29%	10.41%
Class C return before taxes	35.74%	17.52%	13.28%
Class I return before taxes	38.17%	18.85%	14.30%
Class R6 return before taxes (lifetime: 7/31/14-12/31/23)	38.23%	18.87%	14.88%
Class R return before taxes	37.51%	18.07%	13.59%
Class Y return before taxes	37.83%	18.49%	14.02%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	42.68%	19.50%	14.86%
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE MID CAP GROWTH EQUITY FUND INTO DELAWARE IVY MID CAP GROWTH FUND
Delaware Mid Cap Growth Equity Fund (Acquired Fund)

Effective April 28, 2023 the Acquired Fund changed its investment strategy. Performance prior to April 28, 2023 reflects the Acquired Fund’s former strategy; its performance may have differed if the Acquired Fund’s current strategy had been in place.

Acquired Fund
Calendar year-by-year total return (Class A)

150%
100%
50%
0%
-50%
-100%
2.81%
7.05%
-4.33%
35.13%
0.13%
35.33%
93.91%
-8.40%
-45.48%
20.21%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 44.83% for the quarter ended June 30, 2020, and its lowest quarterly return was -35.12% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	13.27%	8.23%	7.78%
Class A return after taxes on distributions	13.27%	4.85%	4.18%
Class A return after taxes on distributions and sale of Fund shares	7.85%	6.65%	5.63%
Class C return before taxes	18.32%	8.69%	7.60%
Class R return before taxes	19.94%	9.24%	8.15%
Institutional Class return before taxes	20.55%	9.79%	8.69%
Class R6 return before taxes (lifetime: 5/2/16-12/31/23)	20.63%	9.88%	9.86%
Russell 2500TM Index (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%
Russell Midcap Growth Index* (reflects no deduction for fees, expenses, or taxes)	25.87%	13.81%	10.57%
* The Fund changed its primary broad-based securities index to the Russell Midcap Growth Index as of April 28, 2023. The Fund elected to use the new index because it more closely reflects the Fund's current investment strategies.
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Ivy Mid Cap Growth Fund (Acquiring Fund)
On April 30, 2021, the Acquiring Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquiring Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager.
Acquiring Fund
Calendar year-by-year total return (Class A)

80%
60%
40%
20%
0%
-20%
-40%
-60%
7.86%
-6.08%
6.03%
27.00%
-0.10%
37.96%
48.43%
16.52%
-30.67%
19.97%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 37.07% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.85% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	13.09%	13.34%	9.81%
Class A return after taxes on distributions	11.29%	10.96%	7.60%
Class A return after taxes on distributions and sale of Fund shares	8.87%	10.58%	7.52%
Class C return before taxes	18.07%	13.81%	9.81%
Class R return before taxes	19.67%	14.30%	10.10%
Class I return before taxes	20.31%	15.09%	10.82%
Class R6 return before taxes (lifetime: 7/31/14-12/31/23)	20.35%	15.10%	11.56%
Class Y return before taxes	20.01%	14.69%	10.49%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	18.66%	9.22%	7.16%
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).

REORGANIZATION OF DELAWARE SMALL CAP GROWTH FUND INTO DELAWARE IVY SMALL CAP GROWTH FUND
Delaware Small Cap Growth Fund (Acquired Fund)

Acquired Fund
Calendar year-by-year total return (Class A)

150%
100%
50%
0%
-50%
-100%
34.47%
1.45%
30.90%
96.23%
-6.46%
-45.26%
24.84%
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 51.03% for the quarter ended June 30, 2020, and its lowest quarterly return was -32.54% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2023

	1 year	5 years	Lifetime (6/30/16 – 12/31/23)
Class A return before taxes	17.72%	9.11%	11.66%
Class A return after taxes on distributions	17.72%	6.62%	7.87%
Class A return after taxes on distributions and sale of Fund shares	10.49%	6.76%	8.04%
Class C return before taxes	22.92%	9.59%	11.69%
Class R return before taxes	24.60%	10.17%	12.26%
Institutional Class return before taxes	25.19%	10.70%	12.81%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.66%	9.22%	7.16%
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Ivy Small Cap Growth Fund (Acquiring Fund)
On April 30, 2021, the Acquiring Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquiring Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager.

Acquiring Fund
Calendar year-by-year total return (Class A)

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
3.21%
-2.20%
13.42%
23.70%
-4.12%
23.75%
38.49%
4.01%
-27.68%
13.27%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 27.88% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.70% for the quarter ended June 30, 2022. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	6.73%	6.60%	6.45%
Class A return after taxes on distributions	5.46%	3.66%	3.70%
Class A return after taxes on distributions and sale of Fund shares	4.86%	5.19%	4.82%
Class C return before taxes	11.48%	7.05%	6.48%
Class I return before taxes	13.59%	8.25%	7.45%
Class R6 return before taxes (lifetime: 7/31/14–12/31/23)	13.62%	8.27%	8.55%
Class R return before taxes	13.06%	7.54%	6.78%
Class Y return before taxes	13.34%	7.89%	7.14%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	18.66%	9.22%	7.16%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE IVY CORE BOND FUND INTO DELAWARE DIVERSIFIED INCOME FUND
Delaware Ivy Core Bond Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds and DMC became the Acquired Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquired Fund’s prior investment manager.
Effective July 29, 2022, the Acquired Fund changed its investment strategy. The Acquired Fund’s performance for the period prior to July 29, 2022 reflects the Acquired Fund’s former strategies; its performance may have differed if the Acquired Fund’s current strategy had been in place.

Acquired Fund
 Calendar year-by-year total return (Class A)

15%
10%
5%
0%
-5%
-10%
-15%
-20%
5.90%
-0.31%
4.20%
5.05%
-0.84%
8.71%
6.69%
-0.35%
-13.25%
6.18%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.38% for the quarter ended December 31, 2023, and its lowest quarterly return was -5.94% for the quarter ended March 31, 2022. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	1.42%	0.07%	1.40%
Class A return after taxes on distributions	-0.33%	-1.28%	0.16%
Class A return after taxes on distributions and sale of Fund shares	0.80%	-0.48%	0.55%
Class C return before taxes	4.40%	0.48%	1.41%

Class I return before taxes	6.45%	1.64%	2.40%
Class R6 return before taxes (lifetime: 7/31/14–12/31/23)	6.38%	1.63%	2.11%
Class R return before taxes	5.92%	0.95%	1.72%
Class Y return before taxes	6.18%	1.28%	2.05%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%

After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Diversified Income Fund (Acquiring Fund)

Acquiring Fund
Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.42% for the quarter ended December 31, 2023, and its lowest quarterly return was -6.94% for the quarter ended June 30, 2022.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	1.55%	1.13%	1.59%
Class A return after taxes on distributions	-0.08%	-0.20%	0.21%
Class A return after taxes on distributions and sale of Fund shares	0.88%	0.33%	0.62%
Class C return before taxes	4.47%	1.28%	1.29%

	1 year	5 years	10 years or lifetime
Class R return before taxes	6.00%	1.79%	1.80%
Class R6 return before taxes (lifetime: 5/2/16–12/31/23)	6.62%	2.39%	2.10%
Institutional Class return before taxes	6.52%	2.30%	2.31%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE HIGH-YIELD OPPORTUNITIES FUND INTO DELAWARE IVY HIGH INCOME FUND

Delaware High-Yield Opportunities Fund (Acquired Fund)

Acquired Fund
Calendar year-by-year total return (Class A)

25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
-0.47%
-6.72%
12.88%
7.04%
-4.62%
15.89%
6.98%
5.09%
-10.87%
12.89%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.93% for the quarter ended June 30, 2020, and its lowest quarterly return was -12.18% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	7.94%	4.62%	2.98%
Class A return after taxes on distributions	5.13%	2.31%	0.59%
Class A return after taxes on distributions and sale of Fund shares	4.59%	2.54%	1.17%
Class C return before taxes	11.05%	4.78%	2.67%
Class R return before taxes	12.59%	5.30%	3.19%
Class R6 return before taxes (lifetime: 4/28/21–12/31/23)	13.22%	n/a	1.73%
Institutional Class return before taxes	13.17%	5.83%	3.70%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	13.47%	5.19%	4.51%

After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Ivy High Income Fund (Acquiring Fund)

On April 30, 2021, the Acquiring Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquiring Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager.

Acquiring Fund
  Calendar year-by-year total return (Class A)

25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
1.46%
-7.37%
16.73%
7.99%
-2.73%
11.24%
5.32%
6.77%
-11.38%
12.19%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.54% for the quarter ended June 30, 2020, and its lowest quarterly return was -15.83% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	7.21%	3.21%	3.04%
Class A return after taxes on distributions	4.23%	0.41%	0.06%
Class A return after taxes on distributions and sale of Fund shares	4.16%	1.23%	0.95%
Class C return before taxes	10.35%	3.70%	3.08%
Class I return before taxes	12.46%	4.68%	3.91%
Class R6 return before taxes (lifetime: 7/31/14 – 12/31/22)	12.52%	4.81%	3.89%
Class R return before taxes	11.91%	4.09%	3.31%
Class Y return before taxes	12.19%	4.44%	3.66%
ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)	13.47%	5.19%	4.51%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE IVY VALUE FUND INTO DELAWARE VALUE FUND
Delaware Ivy Value Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquired Fund’s investment manager; however, the portfolio manager has not changed. The returns shown from before April 30, 2021 are from the Acquired Fund’s prior investment manager.

Acquired Fund
 Calendar year-by-year total return (Class A)

50%
40%
30%
20%
10%
0%
-10%
-20%
10.57%
-4.15%
10.78%
12.17%
-7.33%
26.12%
1.53%
31.22%
-4.92%
5.18%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 18.76% for the quarter ended December 31, 2020, and its lowest quarterly return was -29.36% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	-0.85%	9.63%	6.81%
Class A return after taxes on distributions	-7.16%	5.95%	4.19%
Class A return after taxes on distributions and sale of Fund shares	3.86%	7.29%	5.01%
Class C return before taxes	3.65%	10.07%	6.82%
Class I return before taxes	5.45%	11.23%	7.76%
Class R6 return before taxes (lifetime: 7/31/14-12/31/23)	5.53%	11.37%	7.65%
Class R return before taxes	4.97%	10.55%	7.11%
Class Y return before taxes	5.16%	10.87%	7.44%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	11.46%	10.91%	8.40%
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Value Fund (Acquiring Fund)
Acquiring Fund
Calendar Year-by-year total return (Class A)

30%
25%
20%
15%
10%
5%
0%
-5%
-10%
13.42%
-0.54%
14.44%
13.37%
-3.12%
19.94%
-0.12%
22.11%
-3.76%
1.82%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.32% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.71% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	-4.05%	6.20%	6.72%
Class A return after taxes on distributions	-6.51%	3.69%	5.04%
Class A return after taxes on distributions and sale of Fund shares	-0.71%	4.70%	5.23%
Class C return before taxes	0.15%	6.65%	6.54%
Class R return before taxes	1.56%	7.19%	7.08%
Institutional Class return before taxes	2.10%	7.74%	7.61%
Class R6 return before taxes (lifetime: 5/2/16-12/31/23)	2.15%	7.84%	7.61%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	11.46%	10.91%	8.40%
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND AND DELAWARE GLOBAL EQUITY FUND II INTO DELAWARE IVY GLOBAL GROWTH FUND
Delaware Global Equity Fund (Acquired Fund)

The Acquired Fund adopted the performance of the First Investors Global Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Acquired Fund had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Acquired Fund.

Acquired Fund
Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.42% for the quarter ended December 31, 2022, and its lowest quarterly return was -15.67% for the quarter ended December 31, 2018.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	7.70%	6.05%	4.77%
Class A return after taxes on distributions	7.23%	4.20%	2.71%
Class A return after taxes on distributions and sale of Fund shares	4.89%	4.54%	3.36%
Institutional Class return before taxes (lifetime: 4/1/13-12/31/23)	14.53%	7.63%	5.73%
Class R6 return before taxes (lifetime: 4/1/13-12/31/23)	14.67%	7.72%	5.83%
MSCI World Index (net) (reflects no deduction for fees or expenses)	23.79%	12.80%	8.60%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)	24.42%	13.37%	9.18%
MSCI ACWI (All Country World) Index (net)* (reflects no deduction for fees or expenses)	22.20%	11.72%	7.92%
* The Fund changed its primary broad-based securities index to the MSCI ACWI Index as of October 31, 2023. The Fund elected to use the new index because it more closely reflects the Fund's current investment strategies.
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Global Equity Fund II (Acquired Fund)
On April 30, 2021, the Acquired Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquired Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager. Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the Acquired Fund’s current strategy had been in place.

Acquired Fund
  Calendar year-by-year total return (Class A)

40%
30%
20%
10%
0%
-10%
-20%
-30%
2.95%
-0.26%
4.61%
18.65%
-10.20%
23.12%
3.58%
16.78%
-11.42%
14.50%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.79% for the quarter ended December 31, 2022, and its lowest quarterly return was -24.47% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or Lifetime
Class A return before taxes	7.86%	7.31%	5.00%
Class A return after taxes on distributions	7.72%	4.13%	2.64%
Class A return after taxes on distributions and sale of Fund shares	4.93%	5.23%	3.52%
Class C returns before taxes	12.60%	7.74%	5.04%
Class I return before taxes	14.76%	8.93%	5.96%
Class R6 return before taxes (lifetime: 7/31/14-12/31/23)	14.95%	9.06%	6.02%
Class R return before taxes	14.19%	8.28%	5.33%
Class Y return before taxes	14.62%	8.65%	5.69%
MSCI World Index (net) (reflects no deduction for fees, expenses, or taxes)	23.79%	12.80%	8.60%
MSCI ACWI (All Country World) Index (net)* (reflects no deduction for fees or expenses)	22.20%	11.72%	7.92%
* The Fund changed its primary broad-based securities index to the MSCI ACWI Index as of October 31, 2023. The Fund elected to use the new index because it more closely reflects the Fund's current investment strategies.
After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Ivy Global Growth Fund (Acquiring Fund)

On April 30, 2021, the Acquiring Fund became part of Delaware Funds and DMC became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager. Effective November 15, 2021, the Acquiring Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Acquiring Fund’s former strategy; its performance may have differed if the Acquiring Fund’s current strategy had been in place. In November 2014, the Acquiring Fund increased its emphasis on investments in the stocks of US companies. Effective January 1, 2015, the Acquiring Fund changed its name and investment strategy to reflect a global focus. Performance prior to January 2015 reflects the Acquiring Fund's former international strategy and may have differed if the Fund's current strategy that includes investing globally had been in place.

Acquiring Fund
  Calendar year-by-year total return (Class A)

40%
30%
20%
10%
0%
-10%
-20%
-30%
0.63%
3.04%
-3.39%
24.37%
-6.22%
25.62%
20.54%
17.45%
-17.40%
19.05%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 22.41% for the quarter ended June 30, 2020, and its lowest quarterly return was -20.48% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	12.20%	10.51%	6.77%
Class A return after taxes on distributions	10.64%	7.16%	4.61%
Class A return after taxes on distributions and sale of Fund shares	8.31%	8.02%	5.13%
Class C return before taxes	17.17%	10.85%	6.71%
Class I return before taxes	19.34%	12.11%	7.73%
Class R6 return before taxes (lifetime: 7/31/14-12/31/23)	19.40%	12.23%	7.97%
Class R return before taxes	18.77%	11.47%	7.10%
Class Y returns before taxes	19.02%	11.82%	7.45%
MSCI ACWI (All Country World) Index (net) (reflects no deductions or fees, expense, or taxes)	22.20%	11.72%	7.92%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND AND DELAWARE INTERNATIONAL EQUITY FUND II INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
Delaware International Equity Fund (Acquired Fund)

Acquired Fund
Calendar year-by-year total return (Class A)

40%
30%
20%
10%
0%
-10%
-20%
-30%
-8.82%
0.51%
4.74%
22.39%
-17.92%
18.98%
6.60%
6.52%
-17.26%
13.30%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.57% for the quarter ended December 31, 2022, and its lowest quarterly return was -17.08% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	6.77%	3.61%	1.42%
Class A return after taxes on distributions	6.44%	2.99%	0.96%
Class A return after taxes on distributions and sale of Fund shares	4.23%	2.88%	1.17%
Class C return before taxes	11.49%	4.05%	1.25%
Class R return before taxes	12.99%	4.56%	1.76%
Institutional Class return before taxes	13.59%	5.10%	2.27%
Class R6 return before taxes (lifetime: 3/29/18-12/31/23)	13.71%	5.17%	1.36%
MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%
MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for fees, expenses, or taxes)	18.85%	8.69%	4.78%
MSCI ACWI ex USA Index (net)* (reflects no deduction for fees or expenses)	15.62%	7.08%	3.83%

* The Fund changed its primary broad-based securities index to the MSCI ACWI ex USA Index as of October 31, 2023. The Fund elected to use the new index because it more closely reflects the Fund's current investment strategies.

After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware International Equity Fund II (Acquired Fund)
On April 30, 2021, the Acquired Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquired Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager. Effective July 31, 2018, the name of the Acquired Fund changed from Ivy Cundill Global Value Fund to Ivy Pzena International Value Fund, the Acquired Fund’s subadviser changed to Pzena, and the Acquired Fund changed its investment strategy to invest in equity securities of issuers located in, or with significant business, assets, or operations in, countries throughout the world other than the United States. Effective November 15, 2021, the Acquired Fund changed its investment strategy. The Acquired Fund’s performance for the period prior to July 31, 2018 and from July 31, 2018 through November 15, 2021 reflects the Acquired Fund’s former strategies; its performance may have differed if the Acquired Fund’s current strategy had been in place.

Acquired Fund
 Calendar year-by-year total return (Class A)

30%
20%
10%
0%
-10%
-20%
-30%
-6.69%
-11.55%
12.04%
16.27%
-16.21%
16.91%
6.00%
11.02%
-18.19%
13.35%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 24.06% for the quarter ended December 31, 2020, and its lowest quarterly return was -30.45% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	6.84%	3.75%	0.80%
Class A return after taxes on distributions	6.69%	2.96%	0.08%
Class A return after taxes on distributions and sale of Fund shares	4.52%	2.92%	0.58%
Class C returns before taxes	11.51%	4.23%	0.88%
Class I return before taxes	13.68%	5.41%	1.83%
Class R6 return before taxes (lifetime: 7/31/14-12/31/23)	13.67%	5.53%	1.91%
Class R return before taxes	13.11%	4.82%	1.25%
Class Y return before taxes	13.37%	5.13%	1.57%
MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects no deduction for fees or expenses but reflects the deduction of foreign withholding taxes on dividends)	18.24%	8.16%	4.28%
MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for fees, expenses, or foreign withholding taxes on dividends)	18.85%	8.69%	4.78%
MSCI ACWI ex USA Index (net)* (reflects no deduction for fees or expenses)	15.62%	7.08%	3.83%
* The Fund changed its primary broad-based securities index to the MSCI ACWI ex USA Index as of October 31, 2023. The Fund elected to use the new index because it more closely reflects the Fund's current investment strategies.
After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Ivy International Core Equity Fund (Acquiring Fund)
On April 30, 2021, the Acquiring Fund became part of Delaware Funds and DMC became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager. Effective November 15, 2021, the Acquiring Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Acquiring Fund’s former strategy; its performance may have differed if the Acquiring Fund’s current strategy had been in place.

Acquiring Fund
 Calendar year-by-year total return (Class A)

40%
30%
20%
10%
0%
-10%
-20%
-30%
0.98%
-1.01%
1.35%
22.75%
-17.95%
18.46%
7.08%
13.98%
-15.35%
16.72%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 18.28% for the quarter ended December 31, 2022, and its lowest quarterly return was -24.49% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	10.03%	6.13%	3.22%
Class A return after taxes on distributions	9.09%	5.55%	2.36%
Class A return after taxes on distributions and sale of Fund shares	6.12%	4.65%	2.31%
Class C returns before taxes	14.86%	6.64%	3.28%
Class I return before taxes	17.02%	7.81%	4.22%
Class R6 return before taxes (lifetime: 7/31/14-12/31/23)	17.11%	7.83%	3.88%
Class R return before taxes	16.41%	7.08%	3.55%
Class Y return before taxes	16.74%	7.44%	3.90%
MSCI ACWI (All Country World Index) ex USA Index (net) (reflects no deduction for fees or expenses but reflects the deduction of foreign withholding taxes on dividends)	15.62%	7.08%	3.83%
MSCI ACWI (All Country World Index) ex USA Index (gross) (reflects no deduction for fees, expenses, or foreign withholding taxes on dividends)	16.21%	7.60%	4.32%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Where can I find more financial information about the Funds?
Each Fund’s Annual Report contains a discussion of their performance during their most recent fiscal year and shows per share information for each of the previous five fiscal years. These documents, and the Funds’ most recent Semiannual Reports are available upon request.  (See “More Information about the Funds”).

REASONS FOR THE REORGANIZATIONS
The Acquired Funds and Acquiring Funds share the same Board of Trustees. At a meeting of the Boards of Trustees of the Trusts held on January 16, 2024 (the Board Meeting), DMC recommended to the Board of each Trust, on behalf of its Acquired Fund and its corresponding Acquiring Fund, that they approve the related Reorganization.

 In advance of the Board meetings and at the Board’s August and November 2023 meetings, DMC provided detailed information to the Boards about the Reorganizations including about: (1) the investment objectives and principal investment strategies and risks of the Funds; (2) current and future estimated fees and expenses of the Funds; (3) comparative short and long-term investment performance of the Funds; (4) portfolio characteristics, including holdings overlap and management team overlap; (5) the rationale for each Reorganization, including contemplated benefits and costs; (6) allocation of Reorganization expenses; and (7) federal income tax consequences of the Reorganization (e.g., capital loss carryforwards) for the Funds’ shareholders. DMC represented to the Boards that it believes each Reorganization is in the best interest of the relevant Funds and each Reorganization will not result in the dilution of the interests of the shareholders of the relevant Funds.  The Independent Trustees also met separately with their legal counsel.   At and prior to the Board Meetings, DMC provided supplemental information to the Boards in response to requests from the Boards.

Based upon their evaluation of the relevant information presented to them, the Board of each Trust, on behalf of its applicable Fund, including a majority of the Independent Trustees of each, determined that the Reorganizations would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganizations.  The determination to approve each Reorganization was made separately and on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant to the Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

In approving the Plan and each Reorganization separately, the key factors (whether positive or negative) that the Boards considered based upon the information described above are outlined below:
1.
Each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, principal investment strategies, and principal risks and materially similar fundamental investment restrictions, with the exception of (a) the Reorganizations of Delaware Ivy Accumulative Fund and Delaware Select Growth Fund each into Delaware Ivy Large Cap Growth Fund, where each Acquired Fund is classified as “diversified” and the Acquiring Fund is classified as “non-diversified”; (b) the Reorganization of Delaware Global Equity Fund into Delaware Ivy Global Growth Fund, where the Acquired Fund may concentrate its investments in the consumer staples sector and the Acquiring Fund may not concentrate its investments in any sector; (c) the Reorganization of Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund, where the Acquired Fund is classified as “non-diversified” and may concentrate its investments in the consumer staples sector and the Acquiring Fund is classified as “diversified” and may not concentrate its investments in any sector; and (d) the Reorganization of Delaware International Equity Fund and Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund, where each Acquired Fund is classified as “non-diversified” and may concentrate its investments in the consumer staples sector and the Acquiring Fund is classified as “diversified” and may not concentrate its investments in any sector.

2.	Each Acquiring Fund and its corresponding Acquired Fund have a high degree of portfolio holding overlap, which is anticipated to mitigate transaction costs in connection with each Reorganization.
3.	Each Acquiring Fund and its corresponding Acquired Fund have the same portfolio management team at the time of the Board Meeting.
4.
While some classes of certain Acquiring Funds will experience a higher gross expense ratio following the Reorganizations, each Acquiring Fund’s overall net expense ratio is expected to be equal to or lower than the corresponding Acquired Fund’s net expense ratio following the Reorganizations taking into account applicable expense limitation arrangements.

5.	Each Acquiring Fund’s expense limitation agreements will remain in place for a minimum of twelve months following the Reorganization.
6.	The assets under management of each Fund (e.g., smaller funds going into larger funds) and DMC’s view on ability to garner additional assets of each Fund outside of the Reorganizations.
7.
Each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and may help the Acquiring Funds reach and/or get closer (as applicable) to breakpoints in the management fee schedules, which will or may (as applicable) allow them to benefit from lower management fees in the future.

8.	Potential increased distribution opportunities due to the increased sizes of the combined Acquiring Funds.
9.	Potential increased distribution attention due to the reduced number of similar Delaware Funds by Macquarie.
10.
The performance of the Acquiring Funds across various periods based on the information provided at the Board Meeting, is generally favorable as compared to the corresponding Acquired Funds in most cases, with the exception of (a) the Reorganization of Delaware Ivy Core Bond Fund into Delaware Diversified Income Fund where the 10-year performance of Delaware Ivy Core Bund Fund is more favorable; (b) the Reorganization of Delaware High-Yield Opportunities Fund into Delaware Ivy High Income Fund where the 5- year performance of Delaware High-Yield Opportunities Fund is more favorable; (c) the Reorganization of Delaware Small Cap Growth Fund into Delaware Ivy Small Cap Growth Fund where the 1- and 5-year performance of Delaware Small Cap Growth Fund is more favorable; and (d) the Reorganization of Delaware Ivy Value Fund into Delaware Value Fund where the 1-, 5-, and 10-year performance of Delaware Ivy Value Fund is more favorable.

11.	The Reorganizations will be effected on the basis of each Fund’s net asset value per share and will not result in the dilution of the interests of shareholders of any Fund.
12.
The Total Reorganization Costs will be split as follows: two thirds to be paid by each related acquiring fund and acquired fund together, including the Acquiring Funds and Acquired Funds, with individual Fund contributions to be assessed based on proportional assets, and one third to be paid by DMC.

13.	Each Reorganization will be effected on a tax-free basis.
14.
Potential other benefits described by DMC to the Boards (including, but not limited to, executing on management’s business strategy for the Fund complex, reducing competition between duplicative fund offerings, optimizing the complex’s product suite and focusing distribution efforts).

The Boards also considered alternatives to the Reorganizations, such as the liquidation of the Acquired Funds, and the related potential costs and benefits (including, for example, whether a Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability).  Each Board also considered that a merger with the Acquiring Fund would benefit Acquired Fund shareholders because, among other things, they will be invested in a larger fund managed by the same investment team with greater potential to grow its assets.
The Boards also considered that it is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel substantially to the effect that the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for US federal income tax purposes for shareholders of the Funds.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?
REORGANIZATION OF DELAWARE IVY ACCUMULATIVE FUND AND DELAWARE SELECT GROWTH FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Delaware Ivy Accumulative Fund (Acquired Fund) Investment Advisory Fee	Delaware Select Growth Fund (Acquired Fund) Investment Advisory Fee	Delaware Ivy Large Cap Growth Fund (Acquiring Fund) Investment Advisory Fee
0.70% of net assets up to $1 billion 0.65% of net assets over $1 billion and up to $2 billion 0.60% of net assets over $2 billion and up to $3 billion 0.55% of net assets over $3 billion	0.75% on first $500 million 0.70% on next $500 million 0.65% on next $1.5 billion 0.60% on assets in excess of $2.5 billion
0.70% of net assets up to $1 billion
0.65% of net assets over $1 billion and up to $2 billion
0.60% of net assets over $2 billion and up to $3 billion
0.55% of net assets over $3 billion and up to $5 billion
0.545% of net assets over $5 billion and up to $10 billion
0.54% of net assets over $10 billion

Delaware Ivy Accumulative Fund and Delaware Select Growth Fund have not achieved a breakpoint in their investment advisory fee at current asset levels.  It is anticipated that, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and accordingly, without waivers, the Acquired Fund shareholders will experience a decrease in investment advisory fees. With waivers, it is anticipated that each Acquired Fund’s and the Acquiring Fund’s total annual fund operating expenses will remain unchanged or decrease upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period.  As of November 30, 2023, the Delaware Ivy Accumulative Fund had approximately $621.3 million in assets, the Delaware Select Growth Fund had approximately $201.4 million in assets, and the Delaware Ivy Large Cap Growth Fund had approximately $6.1 billion in assets.

REORGANIZATION OF DELAWARE MID CAP GROWTH EQUITY FUND INTO DELAWARE IVY MID CAP GROWTH FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee	Acquiring Fund Investment Advisory Fee
0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $1.5 billion 0.60% on assets in excess of $2.5 billion
0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.76% of net assets over $3 billion and up to $5 billion
0.73% of net assets over $5 billion and up to $10 billion
0.70% of net assets over $10 billion and up to $15 billion
0.67% of net assets over $15 billion

The Acquiring Fund is subject to a higher advisory fee at all asset levels than the advisory fee payable by the Acquired Fund. It is anticipated that, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and accordingly, without waivers, the Acquired Fund shareholders will experience an increase in investment advisory fees. With waivers, it is anticipated that the Acquired Fund’s and Acquiring Fund’s total annual fund operating expenses will remain unchanged or decrease upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Acquired Fund had approximately $1.3 billion in assets and the Acquiring Fund had approximately $5.6 billion in assets.

REORGANIZATION OF DELAWARE SMALL CAP GROWTH FUND INTO DELAWARE IVY SMALL CAP GROWTH FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee	Acquiring Fund Investment Advisory Fee
0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $1.5 billion 0.60% on assets in excess of $2.5 billion
0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.76% of net assets over $3 billion and up to $5 billion
0.73% of net assets over $5 billion and up to $10 billion
0.72% of net assets over $10 billion

The Acquired Fund has not achieved a breakpoint in its investment advisory fee at current asset levels. The Acquiring Fund is subject to a higher advisory fee at all asset levels than the advisory fee payable by the Acquired Fund. It is anticipated that, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and accordingly, without waivers, the Acquired Fund shareholders will experience an increase in investment advisory fees. With waivers, it is anticipated that the Acquired Fund’s and the Acquiring Fund’s total annual fund operating expenses will remain unchanged upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Acquired Fund had approximately $123.2 million in assets and the Acquiring Fund had approximately $1.3 billion in assets.

REORGANIZATION OF DELAWARE IVY CORE BOND FUND INTO DELAWARE DIVERSIFIED INCOME FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee	Acquiring Fund Investment Advisory Fee
0.525% of net assets up to $500 million
0.50% of net assets over $500 million and up to $1 billion
0.45% of net assets over $1 billion and up to $1.5 billion
0.40% of net assets over $1.5 billion and up to $5 billion
0.395% of net assets over $5 billion and up to $10 billion
0.39% of net assets over $10 billion
0.55% on the first $500 million 0.50% on the next $500 million 0.45% on the next $1.5 billion 0.425% of the average daily net assets in excess of $2.5 billion

The Acquired Fund has not achieved a breakpoint in its investment advisory fee at current asset levels. The Acquiring Fund is subject to a higher advisory fee at certain asset levels than the advisory fee payable by the Acquired Fund. It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, shareholders of the Acquired Fund will experience a reduction in investment advisory fees (without waivers). With waivers, it is anticipated that the Acquired Fund’s total annual fund operating expenses will remain unchanged upon the Reorganization and the Acquiring Fund’s total annual fund operating expenses will decrease. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Acquired Fund had approximately $377.0 million in assets and the Acquiring Fund had approximately $2.8 billion in assets.

REORGANIZATION OF DELAWARE HIGH-YIELD OPPORTUNITIES FUND INTO DELAWARE IVY HIGH INCOME FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee	Acquiring Fund Investment Advisory Fee
0.65% on the first $500 million 0.60% on the next $500 million 0.55% on the next $1.5 billion 0.50% on assets in excess of $2.5 billion
0.625% of net assets up to $500 million
0.60% of net assets over $500 million and up to $1 billion
0.55% of net assets over $1 billion and up to $1.5 billion
0.50% of net assets over $1.5 billion and up to $10 billion
0.49% of net assets over $10 billion and up to $20 billion
0.48% of net assets over $20 billion

The Acquired Fund has not achieved a breakpoint in its investment advisory fee at current asset levels. The Acquiring Fund is subject to a lower advisory fee at all asset levels than the advisory fee payable by the Acquired Fund. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon each Reorganization, shareholders of the Acquired Fund will experience a reduction in investment advisory fees (without waivers). With waivers, it is anticipated that the both the Acquired Fund and Acquiring Fund’s total annual fund operating expenses will remain unchanged or decrease upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Acquired Fund had approximately $463.8 million in assets and the Acquiring Fund had approximately $2.3 billion in assets.

REORGANIZATION OF DELAWARE IVY VALUE FUND INTO DELAWARE VALUE FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Acquired Fund Investment Advisory Fee	Acquiring Fund Investment Advisory Fee
0.70% of net assets up to $1 billion
0.65% of net assets over $1 billion and up to $2 billion
0.60% of net assets over $2 billion and up to $3 billion
0.55% of net assets over $3 billion and up to $5 billion
0.545% of net assets over $5 billion and up to $10 billion
0.54% of net assets over $10 billion
0.65% on the first $500 million 0.60% from $500 million to $1 billion 0.55% from $1 billion to $2.5 billion 0.50% of the average daily net assets in excess of $2.5 billion

The Acquired Fund has not achieved a breakpoint in its investment advisory fee at current asset levels. The Acquiring Fund is subject to a lower advisory fee at all asset levels than the advisory fee payable by the Acquired Fund. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon each Reorganization, shareholders of the Acquired Fund will experience a reduction in investment advisory fees (without waivers). With waivers, it is anticipated that the Acquired Fund’s total annual expenses will remain unchanged or decrease upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Acquired Fund had approximately $519.8 million in assets and the Acquiring Fund had approximately $4.6 billion in assets.

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND AND DELAWARE GLOBAL EQUITY FUND II INTO DELAWARE IVY GLOBAL GROWTH FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Delaware Global Equity Fund (Acquired Fund) Investment Advisory Fee	Delaware Global Equity Fund II (Acquired Fund) Investment Advisory Fee	Delaware Ivy Global Growth Fund (Acquiring Fund) Investment Advisory Fee
0.85% on the first $500 million 0.80% on the next $500 million 0.75% on the next $1.5 billion 0.70% on assets in excess of $2.5 billion
0.70% of net assets up to $1 billion
0.65% of net assets over $1 billion and up to $2 billion
0.60% of net assets over $2 billion and up to $3 billion
0.55% of net assets over $3 billion and up to $5 billion
0.545% of net assets over $5 billion and up to $10 billion
0.54% of net assets over $10 billion

0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.70% of net assets over $3 billion and up to $5 billion
0.695% of net assets over $5 billion and up to $10 billion
0.69% of net assets over $10 billion

The Funds have not achieved a breakpoint in their investment advisory fee at current asset levels The Acquiring Fund is subject to a higher advisory fee at certain asset levels than the advisory fee payable Delaware Global Equity Fund and all asset levels than the advisory fee payable by Delaware Global Equity Fund II. It is anticipated that, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and accordingly, without waivers, Delaware Global Equity Fund shareholders will experience the same  investment advisory fees and Delaware Global Equity Fund II shareholders will experience an increase in advisory fees. With waivers, it is anticipated that each Acquiring Fund’s total annual fund operating expenses will remain unchanged or decrease. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Delaware Global Equity Fund had approximately $179.7 million in assets, the Delaware Global Equity Fund II had approximately $263.6 in assets, and the Delaware Ivy Global Growth Fund had approximately $493.3 million in assets.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND AND DELAWARE INTERNATIONAL EQUITY FUND II INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Delaware International Equity Fund (Acquired Fund) Investment Advisory Fee	Delaware International Equity Fund II (Acquired Fund) Investment Advisory Fee	Delaware Ivy International Core Equity Fund (Acquiring Fund) Investment Advisory Fee
0.85% on first $500 million; 0.80% on next $500 million; 0.75% on next $1.5 billion; and 0.70% on assets in excess of $2.5 billion.
1.00% of net assets up to $500 million
0.85% of net assets over $500 million and up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.76% of net assets over $3 billion and up to $5 billion
0.73% of net assets over $5 billion and up to $10 billion
0.70% of net assets over $10 billion

0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.70% of net assets over $3 billion and up to $5 billion
0.69% of net assets over $5 billion and up to $10 billion
0.68% of net assets over $10 billion

Delaware International Equity Fund and Delaware International Equity Fund II have not achieved a breakpoint in their investment advisory fee at current asset levels. The Acquiring Fund is subject to a higher advisory fee at certain asset levels than the advisory fee payable by the Delaware International Equity Fund and lower at all asset levels than the advisory fee payable by the Delaware International Equity Fund II. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon each Reorganization, shareholders of the Delaware International Equity Fund II and Delaware International Equity Fund will experience a reduction in investment advisory fees (without waivers). With waivers, it is anticipated that each Acquired Fund’s and the Acquiring Fund’s total annual fund operating expenses will remain unchanged or decrease upon the Reorganization With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged or decrease upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Delaware International Equity Fund had approximately $265.0 million in assets, the Delaware International Equity Fund II had approximately $97.6 million in assets, and the Delaware Ivy International Core Equity Fund had approximately $1.3 billion in assets.

Affiliated Sub-Advisors

The Manager has also entered into Sub-Advisory Agreements on behalf of certain Funds with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), and Macquarie Investment Management Europe Limited (“MIMEL”), each of which is an affiliate of the Manager (“Affiliated Sub-Advisor”). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to a Fund.

MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of Macquarie Investment Management (“MIM”). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. Although DMC has principal responsibility for DMC’s portion of each Fund, DMC may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to execute Fund security trades on behalf of DMC, and with respect to certain Funds as described in the Fund’s prospectus, exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL's specialized market knowledge.

MIMAK, located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of Macquarie Asset Management (“MAM”). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of June 30, 2023, MAM managed more than $357.9 billion in assets for institutional and individual clients. The Manager and its affiliate MIMAK is responsible for the investment program for the applicable Funds. In addition, the Manager may also seek fixed income investment advice and recommendations from MIMAK and permit MIMAK to execute Fund security trades.

MIMEL, located at 28 Ropemaker Street, London, England, is an affiliate of the Manager and a part of MIM. Although DMC and MIMAK have principal responsibility for the management of the applicable Fund, the Manager and MIMAK may seek fixed-income investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Fund security trades on behalf of the Manager and exercise investment discretion for fixed-income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

The Manager has entered into Sub-Advisory Agreements with the following Affiliated Sub-Advisors for each Fund as noted below:

Fund	MIMGL	MIMAK	MIMEL
Delaware Ivy Accumulative Fund	X
Delaware Select Growth Fund	X
Delaware Ivy Large Cap Growth Fund	X
Delaware Mid Cap Growth Equity Fund	X
Delaware Ivy Mid Cap Growth Fund	X
Delaware Small Cap Growth Fund	X
Delaware Ivy Small Cap Growth Fund	X
Delaware Ivy Core Bond Fund	X	X	X
Delaware Diversified Income Fund	X	X	X
Delaware High-Yield Opportunities Fund	X	X	X
Delaware Ivy High Income Fund	X	X	X
Delaware Ivy Value Fund	X
Delaware Value Fund	X
Delaware Global Equity Fund	X
Delaware Global Equity Fund II	X
Delaware Ivy Global Growth Fund	X
Delaware International Equity Fund	X
Delaware International Equity Fund II	X
Delaware Ivy International Core Equity Fund	X

During the Funds’ last fiscal year, the Manager did not pay compensation to the Affiliated Sub-Advisors for services rendered under the Sub-Advisory Agreements, except as noted below.

Delaware Diversified Income Fund. With respect to the Delaware Diversified Income Fund, the Manager has paid MIMAK the following investment sub-advisory fees (shown on an aggregated basis): $21,191 and $28,921 and $0 for fiscal years ended October 31, 2023, October 31, 2022 and October 31, 2021, respectively.  The investment sub-advisory fees (shown on an aggregated basis) paid to MIMAK as a percentage of the Delaware Diversified Income Fund's average daily net assets were as follows: 0.00% for each of the fiscal years ended October 31, 2023, October 31, 2022 and October 31, 2021.

With respect to the Delaware Diversified Income Fund, the Manager has paid MIMEL the following investment sub-advisory fees (shown on an aggregated basis): $7,248 and $46,422 and $0 for fiscal years ended October 31, 2023, October 31, 2022 and October 31, 2021, respectively.  The investment sub-advisory fees (shown on an aggregated basis) paid to MIMEL as a percentage of the Delaware Diversified Income Fund's average daily net assets were as follows: 0.00% for each of the fiscal years ended October 31, 2023, October 31, 2022 and October 31, 2021.

The annualized investment sub-advisory fee for the Delaware Diversified Income Fund is calculated as a percentage of the average daily net assets of the Fund managed by the Affiliated Sub-Advisor.

Delaware High-Yield Opportunities Fund. With respect to the Delaware High-Yield Opportunities Fund, the Manager has paid MIMAK the following investment sub-advisory fees (shown on an aggregated basis): $1,326, $1,944 and $0 for fiscal years ended July 31, 2023, July 31, 2022, and July 31, 2021, respectively.  The investment sub-advisory fees (shown on an aggregated basis) paid to MIMAK as a percentage of the Delaware High-Yield Opportunities Fund's average daily net assets were as follows: 0.00% for each of the fiscal years ended July 31, 2023, July 31, 2022, and July 31, 2021.

With respect to the Delaware High-Yield Opportunities Fund, the Manager has paid MIMEL the following investment sub-advisory fees (shown on an aggregated basis): $3,309, $2,974 and $0 for fiscal years ended July 31, 2023, July 31, 2022, and July 31, 2021, respectively.  The investment sub-advisory fees (shown on an aggregated basis) paid to MIMEL as a percentage of the Delaware High-Yield Opportunities Fund's average daily net assets were as follows: 0.00% for each of the fiscal years ended July 31, 2023, July 31, 2022, and July 31, 2021.

The annualized investment sub-advisory fee for the Delaware High-Yield Opportunities Fund is calculated as a percentage of the average daily net assets of the Fund managed by the Affiliated Sub-Advisor.

Distribution Services

The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010 and February 25, 2016, with respect to certain Funds,1 and a Distribution Agreement dated April 30, 2021, with respect to certain Funds.2 The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A, Class C, Class R, and Class Y shares of each Fund, as applicable, under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

1 With respect to: Delaware Select Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Small Cap Growth Fund, Delaware Diversified Income Fund, Delaware High-Yield Opportunities Fund, Delaware Value Fund, Delaware Global Equity Fund, and Delaware International Equity Fund (the “legacy Delaware Funds”)

2 With respect to: Delaware Ivy Accumulative Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Core Bond Fund, Delaware Ivy High Income Fund, Delaware Ivy Value Fund, Delaware Global Equity Fund II, Delaware Ivy Global Growth Fund, Delaware International Equity Fund II, and Delaware Ivy International Core Equity Fund (the “Delaware Ivy Funds”)

Rule 12b-1 Plan

Ivy Funds, on behalf of the Delaware Ivy Funds, and the applicable Trusts, on behalf of the legacy Delaware Funds, have adopted a distribution and service plan and distribution plan, respectively, under Rule 12b-1 (each, a “Rule 12b-1 Plan”) of the 1940 Act for each Fund’s Class A, Class C, Class R, and Class Y shares, as applicable. Although actual distribution expenses may be more or less, Class A shares of a Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of a Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of a Fund. Class R shares of a Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.50% of the average daily net assets of Class R shares of a Fund. Class Y shares of a Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class Y shares of a Fund.  Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

* * * * *
ALL REORGANIZATIONS—SHARE ACCOUNT INFORMATION

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange, and redemption of Fund shares.  You may refer to the Prospectus for each Fund under the sections entitled “How to buy shares,” “How to redeem shares” and “Investor services – Exchange of shares” for the purchase, redemption, and exchange procedures applicable to the purchases, redemptions, and exchanges of each Fund’s shares.

You may purchase or redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at delawarefunds.com/account-access; by calling 800 523-1918; by regular mail (c/o Delaware Funds by Macquarie®, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100.  The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Class R6, Class Y, and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the Funds’ Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Investing in the Funds. You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial professional (hereinafter collectively referred to as the “financial intermediary”) to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available in a Fund’s Prospectus below and free of charge on the Delaware Funds website at delawarefunds.com. Additional information on sales charges can be found in the SAI, which is available upon request.

Please also see the “Broker-defined sales charge waiver policies” section in the Prospectus for information provided to the Fund by certain financial intermediaries on sales charge discounts and waivers that may be available to you through your financial intermediary. Shareholders purchasing Fund shares through a financial intermediary may also be eligible for sales charge discounts or waivers which may differ from those disclosed elsewhere in a Fund’s Prospectus or SAI. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. It is the responsibility of the financial intermediary to implement any of its proprietary sales charge discounts or waivers listed in “Broker-defined sales charge waiver policies” or otherwise offered by the financial intermediary. Accordingly, you should consult with your financial intermediary to determine whether you qualify for any sales charge discounts or waivers.

Choosing a share class. Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares. Class A, Class C, Class R, and Class Y shares, as applicable, of each Fund have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain existing investors or programs sponsored by certain intermediaries that were eligible under prior eligibility requirements may continue to invest in a particular share class.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for investors that differ from a Fund's share class eligibility standards. In certain cases, this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. Each Fund and the Distributor are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such different requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class A:

1.	Class A shares have an upfront sales charge that is noted in the Class A sales charges tables below.
2.	If you invest the amounts noted in the Class A sales charges tables below, your front-end sales charge will be reduced.
3.	You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.
4.	Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See “Dealer compensation” below for further information.
5.
The Delaware Value Fund's Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to May 2, 1994, and (ii) 0.25% of average daily net assets representing shares acquired on or after May 2, 1994. See “Dealer compensation” below for further information.

6.
The Boards for Delaware Mid Cap Growth Equity Fund and Delaware High-Yield Opportunities Fund has adopted a formula for calculating 12b-1 plan expenses for the Class A shares of the Fund. The total 12b-1 fee to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders will bear the Class A 12b-1 fee at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% described above. See “Dealer compensation” below for further information.

7.	Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the tables below.
8.
Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below. Any account holding Class A shares of Delaware High-Yield Opportunities as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date.

9.	Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class I, Class R6, and Institutional Class shares.

10.	In addition, you may have received Class A shares as the result of a merger or reorganization of a predecessor fund.

Class A sales charges:
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment. The ongoing expenses of Class A shares are lower than those for Class C shares and typically higher than those for Class Y or Class I/Institutional Class shares.
Class A shares of Delaware Ivy Accumulative Fund, Delaware Ivy Large Cap Growth Fund, Delaware Select Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Small Cap Growth Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Value Fund, Delaware Value Fund, Delaware Global Equity Fund, Delaware Ivy Global Growth Fund, Delaware Global Equity Fund II, Delaware International Equity Fund, Delaware Ivy International Core Equity Fund, Delaware International Equity Fund II

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but less than $100,000	4.75%	5.41%
$100,000 but less than $250,000	3.75%	4.31%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class A shares of Delaware Ivy Core Bond Fund, Delaware Diversified Income Fund, Delaware High-Yield Opportunities Fund, and Delaware Ivy High Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*

* For Delaware Diversified Income Fund, Delaware Ivy Core Bond Fund and Delaware Ivy High Income Fund. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (the Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received an NAV breakpoint for shares that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.
For Delaware High-Yield Opportunities Fund. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class C:
1.
Class C shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

2.
In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges — Class C” below.

3.	Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

4.
For approximately eight years after you buy your Class C shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

5.
Class C shares are eligible to automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% approximately eight years after you buy Class C shares. Conversion may occur as late as one month after the eighth anniversary of purchase, during which time Class C's higher 12b-1 fee applies. Please refer to the Fund's SAI for more details on this automatic conversion feature.

6.	You may purchase only up to $1 million of Class C shares at any one time. Orders that equal or exceed $1 million will be rejected.

7.
Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, Institutional Class, Class I, and Class R6 shares.

8.
Class C shares with no financial intermediary will be converted to Class A shares at NAV within a certain time frame after a financial intermediary resigns, as determined by the Manager. Additionally, investors may only open an account to purchase Class C shares if they have appointed a financial intermediary.

Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.
Class R:

1.	Class R shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

2.	Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.

3.
Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments plans that were previously maintained on the Delaware Investments retirement recordkeeping system or the retirement recordkeeping system of Ascensus that are offering Class R shares to participants.

4.
Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

5.
Any account holding Class A shares of the Fund as of the date Class R shares were made available for the Fund continues to be eligible to purchase the Fund's Class A shares after that date. Any account holding the Fund's Class R shares is not eligible to purchase its Class A shares.

6.	Unlike Class C shares, Class R shares do not automatically convert into another class.

7.
Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class I, Institutional Class, and Class R6 shares.

8.	Certain intermediaries may offer Class R shares to other account types under an agreement with the Distributor or its affiliates relating to such accounts.
Class I/Institutional Class:
1.	Class I/Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.
2.	Class I/Institutional Class shares are not subject to a CDSC.
3.	Class I/Institutional Class shares do not assess a 12b-1 fee.
4.	Class I/Institutional Class shares are available for purchase only by the following:
•
retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

•	tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;
•
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Class I/Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

•
registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Class I/Institutional Class shares (use of the Class I/Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

•
programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Class I/Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class I/Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Class I/Institutional Class shares through a no-commission network or platform;

•
through a brokerage program of a financial intermediary that has entered into a written agreement with the Distributor and/or the transfer agent specifically allowing purchases of Class I/Institutional Class shares in such programs;

•	Exchanges from the Class I/Institutional Class shares of Delaware Investments Ultrashort Fund.
•	private investment vehicles, including, but not limited to, foundations and endowments; or
•
current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, any of the Manager’s affiliates, or any predecessor fund to a Delaware Fund, provided that such shares are either held in an account opened directly with the Fund or are held through an account with a financial intermediary that permits the purchase of such shares. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing individuals identified in this paragraph may also purchase Institutional Class shares subject to the same account requirements.

5.	In addition, you may have received Class I/Institutional Class shares as the result of a merger or reorganization of a predecessor fund.
6.
A shareholder transacting in Class I/Institutional Class shares through a broker or other financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary.

Class R6
1.	Class R6 shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R6 shares are not subject to a CDSC.
2.	Class R6 shares do not assess a 12b-1 fee.
3.	Class R6 shares do not pay any service fees, sub-accounting fees, and/or subtransfer agency fees to any brokers, dealers, or other financial intermediaries.
4.
Class R6 shares are generally available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans and money purchase pension plans, defined benefit plans, employer-sponsored benefit plans, and non-qualified deferred compensation plans. In addition, for these employer-sponsored retirement plans, the Class R6 shares must be held through plan level or omnibus accounts held on the books of the Fund, and Class R6 shares are only available for purchase through financial intermediaries who have the appropriate agreement with the Distributor (or its affiliates) related to Class R6.

5.
Class R6 shares are also available for purchase through certain programs, platforms, or accounts that are maintained or sponsored by financial intermediary firms (including but not limited to, brokers, dealers, banks, trust companies, or entities performing trading/clearing functions), provided that the financial intermediary firm has entered into an agreement with the Distributor (or its affiliates) related to Class R6 for such programs, platforms or accounts.

6.	Class R6 shares are also generally available for purchase by or through funds (including mutual funds registered under the 1940 Act and collective trusts) of funds.
7.
In addition to the foregoing list of eligible investors, Class R6 shares are generally available to certain institutional investors and high net worth individuals who make a minimum initial investment directly in the Fund’s Class R6 shares of $1,000,000 or more and who have completed an application and been approved by the Fund for such investment. These institutional investors and high net worth individuals must retain Class R6 shares directly in their names and will not be permitted to hold such shares through an omnibus account or other similar arrangements.

8.	Class R6 shares may not be available through certain financial intermediaries.
9.	In addition, you may have received Class R6 shares as the result of a merger or reorganization of a predecessor fund.

Class Y:
Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:
1.
Participants of employee benefit plans established under Section 401(a) (including a 401(k) plan), 403(b) or 457(b) of the Code for which an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan.

2.
Individuals investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisers and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services.

3.
Government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party intermediary provides certain administrative, distribution and/or other support services.

4.
Clients of financial intermediaries who have self-directed brokerage accounts (that may or may not charge transaction fees to those clients), provided that such financial intermediaries have entered into an agreement with the Distributor and have been approved by the Distributor to offer Class Y shares within such self-directed brokerage accounts.

Each Fund reserves the right to modify or waive the above policies at any time without prior notice to shareholders.

Dealer compensation. The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class, Class I and Class R6 shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

Delaware Small Cap Growth Fund, Delaware Select Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Value Fund, Delaware Global Fund, Delaware International Equity Fund, Delaware Ivy Accumulative Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Value Fund, Delaware Ivy Global Growth Fund, Delaware Global Equity Fund II, Delaware Ivy International Core Equity Fund and Delaware International Equity Fund II

	Class A1	Class C2	Class R3	Class Y4
Commission (%)	—	1.00%	—	—
Investment less than $50,000	5.00%	—	—	—
$50,000 but less than $100,000	4.00%	—	—	—
$100,000 but less than $250,000	3.00%	—	—	—
$250,000 but less than $500,000	2.00%	—	—	—
$500,000 but less than $1 million	1.60%	—	—	—
$1 million but less than $5 million	1.00%	—	—	—
$5 million but less than $25 million	0.25%	—	—	—
$25 million or more	0.25%	—	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%	0.25%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares. Certain shares in accounts that established positions in Class A shares of Delaware Ivy Global Growth Fund prior to January 1, 1992 are not subject to an ongoing 12b-1 fee. This arrangement results in a 12b-1 fee rate that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

For Delaware Mid Cap Growth Equity Fund. On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.
For Delaware Value Fund. On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to May 2, 1994, and 0.25% on all shares acquired on or after May 2, 1994. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.
2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase. After approximately eight years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.
3 On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.
4 On sales of Class Y shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.

Delaware Ivy High Income Fund and Delaware Ivy Core Bond Fund
	Class A1	Class C2	Class R3	Class Y4
Commission (%)	—	1.00%	—	—
Investment less than $100,000	4.00%	—	—	—
$100,000 but less than $250,000	3.00%	—	—	—
$250,000 but less than $500,000	2.00%	—	—	—
$500,000 but less than $1 million	1.60%	—	—	—
$1 million but less than $5 million	1.00%	—	—	—
$5 million but less than $25 million	0.50%	—	—	—
$25 million or more	0.25%	—	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%	0.25%
[1]
On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. Effective July 1, 2021, on sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. For shares purchased after July 1, 2021, during the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

[2]
On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase. After approximately eight years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.

[3]
On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

[4]
On sales of Class Y shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.

Payments to intermediaries.  The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediaries’ consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of a Fund and/or some or all other Delaware Funds), a Fund’s advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping, and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services. For Class R6 shares, the Distributor and its affiliates will generally not pay additional compensation to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing (including sub-transfer agent/recordkeeping payments).

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund’s shares. The Manager or its affiliates may benefit from the Distributor’s or its affiliates’ payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund’s shares.

How to reduce your sales charge.  We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares, which may depend on the ability of your financial intermediary or the Funds’ transfer agent to support the various ways. Please refer to the “Broker-defined sales charge waiver policies” in a Fund’s Prospectus and to the Fund’s SAI for detailed information and eligibility requirements. Please note that your financial intermediary's policies may differ. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. If you participate in a direct deposit purchase plan or an automatic investment program for an account held directly with the Funds’ transfer agent and also hold shares of Delaware Funds other than directly with us, generally those holdings will not be aggregated with the assets held with us for purposes of determining rights of accumulation in connection with direct deposit purchase plans and automatic investment program purchases. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R, Class I, Class Y, Institutional Class, and Class R6 shares have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation:
Through a letter of intent, you agree to invest a certain amount in Delaware Funds over a 13-month period to qualify for reduced front-end sales charges (as set forth in the SAI). Delaware Funds do not accept retroactive letters of intent.

Upon your request, you can combine your holdings or purchases of Class A and all other classes of Delaware Funds, excluding any money market funds (unless you acquired those shares through an exchange from a fund that did carry a front-end sales charge, CDSC, or Limited CDSC), as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined to your dealer, the Distributor or BNY Mellon at the time of purchase.  You can add the value of any share class that you already own to new share purchases in order to qualify for a reduced sales charge. Please note that depending on the financial intermediary holding your account, this policy may differ from those described in the Funds’ Prospectus.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares:
Up to 90 days after you redeem shares, you can reinvest the proceeds without paying a sales charge.  For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. Investors should consult their financial intermediary for further information.

Class A	Class C
Available.	Not available.

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans
These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

For the Funds, if you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more  of Class A shares that received a NAV breakpoint, a Limited CDSC may apply (see the Funds’ prospectus for more information). The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.

This CDSC may be waived under certain circumstances, as noted in the Funds’ Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

Buying Class A shares at net asset value:  Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. Certain existing investors or programs sponsored by certain intermediaries that were eligible to purchase Class A shares of a Fund at NAV may continue to be eligible to purchase Class A shares at NAV. The Funds reserve the right to modify or terminate these arrangements at any time.
1.	Shares purchased under the Delaware Funds dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 90-day reinvestment privilege.
2.
Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, any of the Manager’s current affiliates and those that may in the future be created, or any predecessor fund to a Delaware Fund, including the funds formerly advised by Foresters Investment Management Company, Inc., Ivy Investment Management Company, Waddell & Reed, or any other fund families acquired or merged into the Delaware Funds; (ii) current employees of legal counsel to Delaware Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer’s agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

3.	Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Funds.
4.	Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.
5.
Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

6.
Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

7.	Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund’s Institutional Class or Class I, if applicable.
8.
Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliates) related to such plans or programs.

9.	Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.
10.	Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.
11.
Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

12.	Purchases by certain participants of particular group retirement plans as described in a Fund’s SAI.
13.	Additional purchases by existing shareholders whose accounts were eligible for purchasing shares at NAV under a predecessor fund’s eligibility requirements set by the predecessor fund’s company.
14.	Investments made into an account with no financial intermediary or no longer associated with a financial intermediary may invest in Class A shares without a sales charge.
15.
16.

Waivers of contingent deferred sales charges.  Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of redemption that the trade qualifies for such waiver. As applicable, Class R, Class I,  Institutional Class, Class R6, and Class Y shares do not have CDSCs so they are not included in the list below. Please also see the “Shareholder fees” table in the Fund summary and “Choosing a share class” for more information about applicable CDSCs. Your financial intermediary may offer waivers for certain account types or programs that may be different than what is noted below. See the “Broker-defined sales charge waiver policies” section or contact your financial intermediary for information on program availability.

CDSCs for Class A and Class C shares may be waived under the following circumstances, except as noted otherwise:

1.
Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

2.
Redemptions that result from the right to liquidate a shareholder’s account: Redemptions that result from the right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

3.
Section 401(a) qualified retirement plan distributions: Distributions to participants or beneficiaries from a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

4.
Section 401(a) qualified retirement plan redemptions: Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

5.
Periodic distributions or systematic withdrawals from a retirement account or qualified plan: Periodic distributions or systematic withdrawals from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan[1] (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

6.
Returns of excess contributions due to any regulatory limit: Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan[1] (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

7.	Distributions by other employee benefit plans: Distributions by other employee benefit plans to pay benefits.
8.
Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

9.	Redemptions by certain legacy retirement assets: Redemptions by certain legacy retirement assets that meet the requirements set forth in a Fund’s SAI.
10.	Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.
11.	Redemptions from a Fund (as applicable) prior to the closing of its respective Reorganization.

1 Qualified plans that are fully redeemed at the direction of the plan’s fiduciary may be subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain existing investors or programs sponsored by certain intermediaries that were eligible for waivers of CDSCs may continue to be eligible for those waivers of CDSCs.

How to buy shares.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center
By mail:
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Funds by Macquarie at P.O. Box 534437, Pittsburgh, PA 15253-4437 for investments by regular mail or Delaware Funds by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at Delaware Funds® by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 and are determined to be in good order. For a purchase request to be in “good order,” you must provide the name of the Delaware Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth in applicable forms, a Fund’s Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, deposits in the mail or with such services or receipt at the Funds’ post office box, of purchase orders, do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By wire:
Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Delaware Funds by Macquarie Service Center at 800 523-1918 so we can assign you an account number.

By exchange:
You may exchange all or part of your investment in one or more Delaware Funds for shares of other Delaware Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Delaware Funds by Macquarie Service Center at 800 523-1918.

Through automated shareholder services:
You may purchase or exchange shares through our automated telephone service (for Class A, Class C, and Class R shares only), or through our website, delawarefunds.com (for Class A and Class C shares only). For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Calculating share price.  The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE

(normally 4:00pm ET), you will pay that day’s closing Fund share price, which is based on the Fund’s NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm ET). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund’s closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. Pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size. While a Fund does not seek to purchase odd lots as a general rule, a Fund may from time to time trade in smaller "odd lot" sizes. Odd lots typically trade at lower prices than institutional round lot trades. Over certain time periods, such differences could materially impact the performance of a fund that holds odd lots. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market values.

Fair valuation.  When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00pm ET or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have designated the Manager as the valuation designee, and delegated responsibility for valuing the Fund’s assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board’s oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Fund’s investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.
Retirement plans.   In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary, or call the Delaware Funds by Macquarie® Service Center at 800 523-1918.

Document delivery.  To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund’s financial reports and prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Delaware Funds® by Macquarie Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts. Please note that your account may be required to be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares.  Under normal circumstances, each Fund typically meets redemption requests through its holdings of cash or cash equivalents, the sale of portfolio assets, and/or its ability to redeem in kind (when applicable). During stressed market conditions, the Fund may use lines of credit to meet redemption requests. Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Funds.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm ET), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will receive that day’s closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. If you purchased your shares by check, those shares are subject to a 15-day hold to ensure your check has cleared. Redemption requests for shares still subject to the hold may be rejected with instructions to resubmit at the conclusion of the holding period.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly, but not later than seven days after receipt of a redemption request (except as noted above). For direct transactions, redemption proceeds are typically paid the next Business Day after receipt of the redemption request. Redemptions submitted by financial intermediaries typically settle between one and three Business Days after receipt, depending on the settlement cycle requested by the financial intermediary. Settlement could be extended as a result of various factors, including but not limited to redemption amount or other market conditions. Please see the SAI for additional information.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center
By mail:
You may redeem your shares by mail by writing to: Delaware Funds by Macquarie at P.O. Box 534437, Pittsburgh, PA 15253-4437 for redemption requests by regular mail or Delaware Funds by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a medallion signature guarantee for each owner. Medallion signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Delaware Funds by Macquarie Service Center at 800 523-1918 for more information about the medallion signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at Delaware Funds by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 and are determined to be in good order. For a redemption request to be in “good order,” you must provide the name of the Delaware Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth in applicable forms, a Fund’s Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds’ post office box, of redemption requests, do not constitute receipt by the Funds or the transfer agent.

By telephone:
You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:
1.	By check — Sent to your address of record, provided there has not been an address change in the last 30 days.
2.	By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.
3.	By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.
•	Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

Through automated shareholder services
You may redeem shares through our automated telephone service or through our website, delawarefunds.com. For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Redemptions-in-kind
The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions and taxable gains (if such investment was held in a taxable account). Investors bear market risks until securities are sold for cash. See the SAI for more information on redemptions-in-kind.

Low balance accounts.  For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Class R, Class R6, Class Y, and Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days’ written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days’ written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services.  To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Delaware Funds website at delawarefunds.com, including hyperlinks to relevant information in fund offering documents. Availability of these services may be limited by the way your account is registered with Delaware Funds.

Online account access
Online account access is a password-protected area of the Delaware Funds website that gives you access to your account information and allows you to perform transactions in a secure Internet environment.

Electronic delivery
With Delaware Funds eDelivery, you can receive your fund documents electronically instead of via US mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan
The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit
With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option
With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan
Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchange of shares
You may generally exchange all or part of your shares for shares of the same class of another Delaware Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the applicable fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. Please note that depending on the financial intermediary holding your account, this policy may be unavailable or differ from those described in a Fund’s Prospectus.

Except as otherwise noted, if you hold Class Y shares of a Fund, you are permitted to exchange all or part of your Class Y shares only for Class Y shares of other Delaware Funds or, if Class Y shares are not available for a particular fund, for the Class A shares of such fund. You will pay any applicable sales charge on your new shares unless eligible to purchase shares at NAV. Contact your plan sponsor, plan fiduciary or other financial intermediary for information about exchanging your shares.

On demand service
The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one.

Direct deposit service
Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan
You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Right to discontinue offering shares and/or to merge or liquidate a share class
To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time and/or to merge or liquidate a share class, such as in response to shareholder redemptions of substantially or all shares in a class. For any blocked accounts involving a liquidating fund, a shareholder’s account may be moved into Delaware Investments Ultrashort Fund if no instruction is given upon receipt of a fund’s pending liquidation.

Frequent trading of Fund shares (market timing and disruptive trading).  The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Boards have adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Funds will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While the Funds will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00pm ET or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Fund's ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Funds’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no assurance that the information received by the Fund from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Funds’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Fund shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, Distributions and Taxes.

Dividends and distributions
Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.

Delaware Ivy Core Bond Fund, Delaware Diversified Income Fund, Delaware High-Yield Opportunities Fund, and Delaware Ivy High Income Fund expect to declare dividends monthly and distribute all of its net investment income, if any, to shareholders as dividends monthly. Delaware Ivy Accumulative Fund usually distributes net investment income semiannually in June and December. Delaware Select Growth Fund, Delaware Ivy Large Cap Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Small Cap Growth Fund, Delaware Ivy Small Cap Growth Fund, Delaware Global Equity Fund, Delaware Ivy Global Growth Fund, Delaware International Equity Fund, Delaware Ivy International Core Equity Fund, and Delaware International Equity Fund II usually distribute net investment income annually.  Delaware Ivy Value Fund and Delaware Global Equity Fund II usually distribute net investment income quarterly in March, June, September and December.  Delaware Value Fund expects to distribute all of its net investment income to shareholders, if any, as dividends quarterly.

The Funds will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements
Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
 Avoid “buying a dividend”
At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
 Tax considerations
Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Because the income of certain Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Additionally, other rules applicable to derivative contracts may accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after January 1, 2012 (covered shares). Cost basis will be calculated using the Funds’ default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial intermediary or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Funds website at delawarefunds.com as the information becomes available.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), each Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. After December 31, 2018, FATCA withholding would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.
Certain management considerations
Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans and asset allocation models. A “529 Plan” is a college savings program that operates under Section 529 of the Internal Revenue Code. Asset allocation models include the Delaware Funds® by Macquarie Premier Advisor Platform, which offers asset allocation models using a mix of Delaware Funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Sales Charges.  With respect to each of the Reorganizations, the applicable sales charges are the same. Please see each Fund’s currently effective prospectus for more information. Institutional Class shares, Class R shares Class R6 and Class Y shares of the Acquired Funds and Acquiring Funds are not subject to any sales charges.  Acquired Fund shareholders will not pay any sales charges as a result of the Reorganization.  Subsequent purchases of Class A or Class C shares will, however, be subject to applicable sales charges.

Broker-defined sales charge waiver policies. From time to time, shareholders purchasing Fund shares through a brokerage platform or account may be eligible for sales charge waivers (front-end sales load or CDSC) and discounts, which may differ from those disclosed elsewhere in the Prospectuses or the SAIs. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase the Fund’s shares directly from the Fund or through another intermediary to receive such waivers or discounts.  Please see the section entitled About Your Account – Choosing a Share Class in the Funds’ Prospectuses for more information on sales charges and waivers available for different classes.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN
This is only a summary of the Plan.  For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Reorganizations be carried out?
The Reorganizations will take place after the parties to the Plan satisfy various conditions.  On the respective Closing Date (as defined in the Plan), each Acquired Fund will deliver to the corresponding Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, each Trust, on behalf of the related Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders.  The value of the Assets to be delivered to each Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (NYSE) (normally 4:00 pm, ET) on the respective Closing Date (the Valuation Date).  The value of each Acquired Fund’s net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective Prospectus and SAI.

The stock transfer books of the Acquired Funds will be permanently closed immediately after the finalization of the applicable Fund’s net asset value on the respective Closing Date.  The Acquired Funds will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the related Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Boards.  The Plan may be terminated and the Reorganizations abandoned at any time prior to the respective Closing Date as follows: (1) by mutual consent of the related Trusts; (2) by an Acquiring Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquired Trust or waived by the Acquiring Trust; or (3) by an Acquired Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquiring Trust or waived by the Acquired Trust.

Who will pay the expenses of the Reorganization?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Proxy Statement/Prospectus, are anticipated to be approximately $3,319,336 - $4,515,078.  The total costs of the Reorganizations will be combined with the total costs of reorganizations proposed to occur around the same time as the Reorganization(s) for other Delaware Funds that are not referenced in this Proxy Statement/Prospectus (together, the “Total Reorganization Costs”). The Total Reorganization Costs will be split as follows: two thirds to be paid by each related acquiring fund and acquired fund together, including the Acquiring Funds and Acquired Funds, with individual Fund contributions to be assessed based on proportional assets, and one third to be paid by DMC. Each reorganization described herein is a separate transaction, and no reorganization is contingent upon the shareholder approval (if applicable) of any other reorganization described herein.

What are the tax consequences of each Reorganization?
The following is a general summary of the material federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the respective Reorganization Date.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  None of the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of a Reorganization.  Based on certain assumptions and customary representations to be made on behalf of each Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trusts’ legal counsel) will, as a condition to the closing of the Reorganizations, provide a legal opinion to the effect that, for federal income tax purposes, (i) Acquired Fund shareholders will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the corresponding Acquiring Fund, (ii) the Acquiring Funds will not recognize any gain or loss upon receipt by each Acquiring Fund of the corresponding Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. Each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

General Limitation on Capital Losses.  Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Acquired Fund upon the closing of the Reorganization for federal income tax purposes.  Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of an Acquired Fund and its corresponding Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the respective Reorganization Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the applicable Reorganization Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of an Acquired Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the respective Reorganization Date will be limited to an amount equal to the capital gain net income of the Acquired Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of an Acquired Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

	Delaware Ivy Accumulative Fund as of 6/30/23	Delaware Ivy Large Cap Growth Fund as of 3/31/23
Aggregate Capital Loss Carryovers	$(334,670,017)	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$99,328,872	$2,548,066,208
Net Assets	$654,128,026	$5,116,120,806
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Select Growth Fund as of 10/31/23	Delaware Ivy Large Cap Growth Fund as of 3/31/23
Aggregate Capital Loss Carryovers	$(55,965,825)	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$ 7,317,458	$2,548,066,208
Net Assets	$ 182,027,610	$5,116,120,806
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Mid Cap Growth Equity Fund as of 3/31/23	Delaware Ivy Mid Cap Growth Fund as of 3/31/23
Aggregate Capital Loss Carryovers	$(942,974,283)	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$28,313,799	$1,298,261,014
Net Assets	$1,499,732,385	$5,877,151,978
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Small Cap Growth Fund as of 3/31/23	Delaware Ivy Small Cap Growth Fund as of 3/31/23
Aggregate Capital Loss Carryovers	$(81,203,216)	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$4,207,861	$161,316,376
Net Assets	$119,337,679	$1,535,838,582
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Ivy Core Bond Fund as of 3/31/23	Delaware Diversified Income Fund as of 10/31/23
Aggregate Capital Loss Carryovers	$(82,614,744)	$(405,598,966)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$(21,457,208)	$ (381,722,367)
Net Assets	$470,087,646	$ 2,676,012,076
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware High-Yield Opportunities Fund as of 7/31/23	Delaware Ivy High Income Fund as of 3/31/23
Aggregate Capital Loss Carryovers	$(143,675,815)	$(1,512,607,993)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$(39,957,635)	$(582,686,743)
Net Assets	$463,005,796	$2,536,502,149
Approximate Annual Limitation for Capital Losses*	$(3,991,129)	$(32,328,589)

	Delaware Ivy Value Fund as of 3/31/23	Delaware Value Fund as of 11/30/23
Aggregate Capital Loss Carryovers	None	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$(15,191,412)	$ 1,508,545,212
Net Assets	$675,648,949	$ 4,550,456,978
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Global Equity Fund as of 9/30/23	Delaware Ivy Global Growth Fund as of 3/31/23
Aggregate Capital Loss Carryovers	None	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$ (6,158,167)	$101,811,697
Net Assets	$ 173,795,530	$536,849,411
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Global Equity Fund II as of 3/31/23	Delaware Ivy Global Growth Fund as of 3/31/23
Aggregate Capital Loss Carryovers	$(17,026,486)	None
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$374,030	$101,811,697
Net Assets	$320,623,836	$536,849,411
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware International Equity Fund as of 11/30/23	Delaware Ivy International Core Equity Fund as of 3/31/23
Aggregate Capital Loss Carryovers	$ (34,981,409)	$(61,459,693)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$ 3,752,512	$128,049,913
Net Assets	$ 264,790,086	$1,356,884,178
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware International Equity Fund II as of 3/31/23	Delaware Ivy International Core Equity Fund as of 3/31/23
Aggregate Capital Loss Carryovers	$(10,409,488)	$(61,459,693)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$(7,276,479)	$128,049,913
Net Assets	$127,908,564	$1,356,884,178
Approximate Annual Limitation for Capital Losses*	None	None

*Based on the long-term tax-exempt rate for ownership changes during December 2023 of 3.81%.  The actual limitation will equal the aggregate NAV of the Acquired Fund on the respective Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Acquired Fund on the respective Closing Date that is recognized in a taxable year.

Appreciation in Value of Investments.  Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  Please see the chart below for the unrealized appreciation or deprecation in value of investments as a percentage of NAV for each Reorganization.  Shareholders of an Acquired Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is greater than the Acquired Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is lesser than the Acquired Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is lesser than the Acquired Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is greater than the Acquired Fund’s.

Acquired Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Delaware Ivy Accumulative Fund	10.16% as of 9/30/2023	Delaware Ivy Large Cap Growth Fund	51.47% as of 9/30/2023	47.50%
Delaware Select Growth Fund	5.47% as of 9/30/2023	Delaware Ivy Large Cap Growth Fund	51.47% as of 9/30/2023	49.97%
Delaware Mid Cap Growth Equity Fund	(3.40)% as of 9/30/2023	Delaware Ivy Mid Cap Growth Fund	17.02% as of 9/30/2023	13.16%
Delaware Small Cap Growth Fund	(0.05)% as of 9/30/2023	Delaware Ivy Small Cap Growth Fund	5.99% as of 9/30/2023	5.51%
Delaware Ivy Core Bond Fund	(9.22)% as of 9/30/2023	Delaware Diversified Income Fund	(12.91)% as of 9/30/2023	(12.46)%%
Delaware High-Yield Opportunities Fund	(9.44)% as of 9/30/2023	Delaware Ivy High Income Fund	(18.63)% as of 9/30/2023	(17.16)%
Delaware Ivy Value Fund	(9.57)% as of 9/30/2023	Delaware Value Fund	26.35% as of 9/30/2023	22.69%
Delaware Global Equity Fund	(0.72)% as of 9/30/2023	Delaware Ivy Global Growth Fund	21.28% as of 9/30/2023	15.50%
Delaware Global Equity Fund II	(3.18)% as of 9/30/23	Delaware Ivy Global Growth Fund	21.28% as of 9/30/2023	12.74%
Delaware International Equity Fund	(1.58)% as of 9/30/23	Delaware Ivy International Core Equity Fund	8.43% as of 9/30/2023	6.72%
Delaware International Equity Fund II	(2.13)% as of 9/30/23	Delaware Ivy International Core Equity Fund	8.43% as of 9/30/2023	7.68%

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations and any related activities described above in light of your particular circumstances, as well as the state and local tax consequences, or any federal taxes other than income taxes, if any, of the Reorganizations and any related activities because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Fund and Acquiring Fund?
Upon the Closing of the Reorganizations, Acquired Fund shares will merge with and into Acquiring Fund shares as follows:

Acquired Funds/Classes*	Acquiring Funds/Classes*
Delaware Ivy Accumulative Fund ($621.3), a series of Ivy Funds	Delaware Ivy Large Cap Growth Fund ($6,109.6), a series of Ivy Funds[1]
Class A	Class A
Class C	Class C
Class I	Class I
Delaware Select Growth Fund ($201.4), a series of Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund ($6,109.6), a series of Ivy Funds[2]
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Delaware Mid Cap Growth Equity Fund ($1,287.3), a series of Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund ($5,570.2), a series of Ivy Funds[3]
Class A	Class A
Class C	Class C
Class R	Class R
Institutional Class	Class I
Class R6	Class R6
Delaware Small Cap Growth Fund ($123.2), a series of Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund ($1,303.0), a series of Ivy Funds[4]
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Delaware Ivy Core Bond Fund ($377.0), a series of Ivy Funds	Delaware Diversified Income Fund ($2,770.3), a series of Delaware Group Adviser Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6
Class Y	Class A
Delaware High-Yield Opportunities Fund ($463.8), a series of Delaware Group Income Funds	Delaware Ivy High Income Fund ($2,337.6), a series of Ivy Funds[5]
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Ivy Value Fund ($519.8), a series of Ivy Funds	Delaware Value Fund ($4,576.0), a series of Delaware Group Equity Funds II
Class A	Class A
Class C	Class C

Acquired Funds/Classes*	Acquiring Funds/Classes*
Class I	Institutional Class
Class R	Class R
Class R6	Class R6
Class Y	Class A
Delaware Global Equity Fund ($179.7), a series of Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund ($493.3), a series of Ivy Funds[6]
Class A	Class A
Institutional Class	Class I
Class R6	Class R6
Delaware Global Equity Fund II ($263.6), a series of Ivy Funds	Delaware Ivy Global Growth Fund ($493.3), a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Class R	Class R
Class R6	Class R6
Class Y	Class Y
Delaware International Equity Fund ($265.0), a series of Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund ($1,300.5), a series of Ivy Funds[7]
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware International Equity Fund II ($97.6), a series of Ivy Funds	Delaware Ivy International Core Equity Fund ($1,300.5), a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Class R	Class R
Class R6	Class R6
Class Y	Class Y
* Assets under management (“AUM”) as of November 30, 2023 in $ millions.
[1]	Delaware Ivy Large Cap Growth Fund also offers Class R, Class R6 and Class Y shares, which are not involved in this Reorganization.
[2]	Delaware Ivy Large Cap Growth Fund also offers Class R6 and Class Y shares, which are not involved in this Reorganization.
[3]	Delaware Ivy Mid Cap Growth Fund also offers Class Y shares, which are not involved in this Reorganization.
[4]	Delaware Ivy Small Cap Growth Fund also offers Class R6 and Class Y shares, which are not involved in this Reorganization.
[5]	Delaware Ivy High Income Fund also offers Class Y shares, which are not involved in this Reorganization.
[6]	Delaware Ivy Global Growth Fund also offers Class C, Class R and Class Y shares, which are not involved in this Reorganization.
[7]	Delaware Ivy International Core Equity Fund also offers Class Y shares, which are not involved in this Reorganization.

Acquired Fund shareholders will receive shares at net asset value of the corresponding Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”

Full and fractional Acquiring Fund shares will be distributed to shareholders of the corresponding Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  Acquiring Fund shares will be recorded electronically in each shareholder’s account.  The Acquiring Funds will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the course of the Reorganizations have the same rights and privileges as your shares of the Acquired Funds.

Like the Acquired Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders.  An Acquiring Fund may hold special meetings for matters requiring shareholder approval.  For Voyageur Mutual Funds III, Delaware Group Equity Funds IV, Delaware Group Adviser Funds, Delaware Group Income Funds, Delaware Group Equity Funds II, and Delaware Group Global & International Funds, a shareholder meeting may also be called at any time by the Chairman, the President of a Trust, in the absence of the Chairman, or any Vice President or other authorized officer of a Trust, in the absence of the Chairman and the President. For Ivy Funds, special meetings of shareholders may be called by the secretary whenever ordered by the Chairman of the board, the president or by a majority of the Board. Special meetings of the shareholders shall be called by the secretary upon the written request of the shareholders owning shares representing not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of the total combined votes of all shares of the Trust issued and outstanding, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the Shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such Shareholders.
Capital Structure.  Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value ($0.001 for Ivy Funds). All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of each Fund’s Institutional Class may not vote on any matter that affects the Retail Classes’ distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  However, each Fund’s Class C shares may vote on proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to its Class A shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those Classes, and Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or subtransfer agency fees paid to brokers, dealers, or other financial intermediaries.
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?
REORGANIZATION OF DELAWARE IVY ACCUMULATIVE FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Ivy Accumulative Fund (Acquired Fund) and Delaware Ivy Large Cap Growth Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]
	(unaudited)	(unaudited)		(estimated) (unaudited)
Net assets (all classes)	$626,149,712.83	$6,291,328,469.14		$6,917,478,181.97
Total shares outstanding	114,309,494.406	200,498,026.657	(93,539,606.389)	221,267,914.674

Class A net assets	$534,974,657.67	$2,367,940,499.02		$2,902,915,156.69
Class A shares outstanding	97,908,484.443	79,454,669.127	(79,956,314.723)	97,406,838.847
Class A net asset value per share	$5.46	$29.80		$29.80

Class C net assets	$1,746,204.83	$55,836,761.40		$57,582,966.23
Class C shares outstanding	544,677.977	2,756,720.703	(458,445.640)	2,842,953.040
Class C net asset value per share	$3.21	$20.25		$20.25

Class I net assets	$89,428,850.33	$3,541,053,917.86		$3,630,482,768.19
Class I shares outstanding	15,856,331.986	108,151,990.925	(13,124,846.026)	110,883,476.885
Class I net asset value per share	$5.64	$32.74		$32.74

Class R net assets	$-	$32,208,607.81		$32,208,607.81
Class R shares outstanding	-	1,175,104.137	-	1,175,104.137
Class R net asset value per share	$-	$27.41		$27.41

Class R6 net assets	$-	$264,152,736.07		$264,152,736.07
Class R6 shares outstanding	-	7,990,606.837	-	7,990,606.837
Class R6 net asset value per share	$-	$33.06		$33.06

Class Y net assets	$-	$30,135,946.98		$30,135,946.98
Class Y shares outstanding	-	968,934.928	-	968,934.928
Class Y net asset value per share	$-	$31.10		$31.10

[1]	Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2]
Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $47,637-$64,798 for the Acquired Fund and approximately $468,461-$637,217 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE SELECT GROWTH FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Select Growth Fund (Acquired Fund) and Delaware Ivy Large Cap Growth Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$206,549,166.28	$6,291,328,469.14		$6,497,877,635.42
Total shares outstanding	8,422,496.771	200,498,026.657	(1,520,550.401)	207,399,973.027

Class A net assets	$177,739,517.64	$2,367,940,499.02		$2,545,680,016.66
Class A shares outstanding	7,237,703.385	79,454,669.127	(1,273,290.041)	85,419,082.471
Class A net asset value per share	$24.56	$29.80		$29.80

Class C net assets	$2,796,822.04	$55,836,761.40		$58,633,583.44
Class C shares outstanding	287,137.977	2,756,720.703	(149,023.308)	2,894,835.372
Class C net asset value per share	$9.74	$20.25		$20.25

Class R net assets	$823,484.85	$32,208,607.81		$33,032,092.66
Class R shares outstanding	38,719.227	1,175,104.137	(8,676.000)	1,205,147.364
Class R net asset value per share	$21.27	$27.41		$27.41

Institutional Class/Class I net assets	$25,189,341.75	$3,541,053,917.86		$3,566,243,259.61
Institutional Class/Class I shares outstanding	858,936.182	108,151,990.925	(89,561.052)	108,921,366.055
Institutional/Class I Class net asset value per share	$29.33	$32.74		$32.74

Class R6 net assets	$-	$264,152,736.07		$264,152,736.07
Class R6 shares outstanding	-	7,990,606.837	-	7,990,606.837
Class R6 net asset value per share	$-	$33.06		$33.06

Class Y net assets	$-	$30,135,946.98		$30,135,946.98
Class Y shares outstanding	-	968,934.928	-	968,934.928
Class Y net asset value per share	$-	$31.10		$31.10

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $15,445-$21,009 for the Acquired Fund and approximately $468,461-$637,217 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE IVY ACCUMULATIVE FUND AND DELAWARE SELECT GROWTH FUND INTO DELAWARE IVY LARGE CAP GROWTH FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Ivy Accumulative Fund (Accumulative Fund), Delaware Select Growth Fund (Select Growth Fund) and Delaware Ivy Large Cap Growth Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Accumulative Fund	Select Growth Fund	Acquiring Fund (unaudited)	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)			(estimated)

					(unaudited)
Net assets (all classes)	$626,149,712.83	$206,549,166.28	$6,291,328,469.14		$7,124,027,348.25
Total shares outstanding	114,309,494.406	8,422,496.771	200,498,026.657	(95,060,156.790)	228,169,861.044

Class A net assets	$534,974,657.67	$177,739,517.64	$2,367,940,499.02		$3,080,654,674.33
Class A shares outstanding	97,908,484.443	7,237,703.385	79,454,669.127	(81,229,604.764)	103,371,252.191
Class A net asset value per share	$5.46	$24.56	$29.80		$29.80

Class C net assets	$1,746,204.83	$2,796,822.04	$55,836,761.40		$60,379,788.27
Class C shares outstanding	544,677.977	287,137.977	2,756,720.703	(607,468.948)	2,981,067.709
Class C net asset value per share	$3.21	$9.74	$20.25		$20.25

Class R net assets	$-	$823,484.85	$32,208,607.81		$33,032,092.66
Class R shares outstanding	-	38,719.227	1,175,104.137	(8,676.000)	1,205,147.364
Class R net asset value per share	$-	$21.27	$27.41		$27.41

Institutional Class/Class I net assets	$89,428,850.33	$25,189,341.75	$3,541,053,917.86		$3,655,672,109.94
Institutional Class/Class I shares outstanding	15,856,331.986	858,936.182	108,151,990.925	(13,214,407.078)	111,652,852.015
Institutional/Class I Class net asset value per share	$5.64	$29.33	$32.74		$32.74

Class R6 net assets	$-	$-	$264,152,736.07		$264,152,736.07
Class R6 shares outstanding	-	-	7,990,606.837	-	7,990,606.837
Class R6 net asset value per share	$-	$-	$33.06		$33.06

Class Y net assets	$-	$-	$30,135,946.98		$30,135,946.98
Class Y shares outstanding	-	-	968,934.928	-	968,934.928
Class Y net asset value per share	$-	$-	$31.10		$31.10

[1] Reflects the conversion of both Accumulative Fund and Select Growth Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $47,637-$64,798 for the Accumulative Fund, approximately $15,445-$21,009 for the Select Growth Fund, and approximately $468,461-$637,217 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE MID CAP GROWTH EQUITY FUND INTO DELAWARE IVY MID CAP GROWTH FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Mid Cap Growth Equity Fund (Acquired Fund) and Delaware Ivy Mid Cap Growth Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$1,357,590,912.26	$6,031,947,788.29		$7,389,538,700.55
Total shares outstanding	68,278,125.269	208,079,359.291	(19,185,512.754)	257,171,971.806

Class A net assets	$698,482,364.34	$1,505,323,550.62		$2,203,805,914.96
Class A shares outstanding	43,976,562.212	57,205,992.724	(17,428,391.770)	83,754,163.166
Class A net asset value per share	$15.88	$26.31		$26.31

Class C net assets	$39,704,877.62	$68,844,696.78		$108,549,574.40
Class C shares outstanding	2,093,710.568	3,687,263.539	32,956.685	5,813,930.792
Class C net asset value per share	$18.96	$18.67		$18.67

Class R net assets	$8,571,266.52	$55,989,347.31		$64,560,613.83
Class R shares outstanding	669,186.424	2,264,526.483	(322,452.341)	2,611,260.566
Class R net asset value per share	$12.81	$24.72		$24.72

Class R6 net assets	$95,710,530.49	$1,235,443,644.46		$1,331,154,174.95
Class R6 shares outstanding	3,354,885.206	40,139,452.270	(245,381.291)	43,248,956.185
Class R6 net asset value per share	$28.53	$30.78		$30.78

Institutional Class/Class I net assets	$515,121,873.29	$2,943,759,463.95		$3,458,881,337.24
Institutional Class/Class I shares outstanding	18,183,780.859	96,936,194.383	(1,222,244.037)	113,897,731.205
Institutional Class/Class I net asset value per share	$28.33	$30.37		$30.37

Class Y net assets	$-	$222,587,085.17		$222,587,085.17
Class Y shares outstanding	-	7,845,929.892	-	7,845,929.892
Class Y net asset value per share	$-	$28.37		$28.37

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $98,702-$134,258 for the Acquired Fund and approximately $427,097-$580,952 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE SMALL CAP GROWTH FUND INTO DELAWARE IVY SMALL CAP GROWTH FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Small Cap Growth Fund (Acquired Fund) and Delaware Ivy Small Cap Growth Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$116,177,327.37	$1,377,244,202.77		$1,493,421,530.14
Total shares outstanding	11,793,331.474	95,074,816.640	(4,625,644.180)	102,242,503.934

Class A net assets	$20,926,742.46	$603,127,163.71		$624,053,906.17
Class A shares outstanding	2,156,285.887	52,068,983.414	(349,140.597)	53,876,128.704
Class A net asset value per share	$9.70	$11.58		$11.58

Class C net assets	$4,348,296.03	$16,149,246.05		$20,497,542.08
Class C shares outstanding	487,798.669	2,555,717.779	200,222.855	3,243,739.303
Class C net asset value per share	$8.91	$6.32		$6.32

Class R net assets	$1,360,803.72	$41,875,775.05		$43,236,578.77
Class R shares outstanding	144,531.289	3,845,261.015	(19,572.270)	3,970,220.034
Class R net asset value per share	$9.42	$10.89		$10.89

Institutional Class/Class I net assets	$89,541,485.16	$496,895,161.36		$586,436,646.52
Institutional Class/Class I shares outstanding	9,004,715.629	25,234,680.221	(4,457,154.168)	29,782,241.682
Institutional Class/Class I net asset value per share	$9.94	$19.69		$19.69

Class R6 net assets	$-	$168,012,452.02		$168,012,452.02
Class R6 shares outstanding	-	8,441,382.265	-	8,441,382.265
Class R6 net asset value per share	$-	$19.90		$19.90

Class Y net assets	$-	$51,184,404.58		$51,184,404.58
Class Y shares outstanding	-	2,928,791.946	-	2,928,791.946
Class Y net asset value per share	$-	$17.48		$17.48

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $9,448-$12,852 for the Acquired Fund and approximately $99,908-$135,899 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE IVY CORE BOND FUND INTO DELAWARE DIVERSIFIED INCOME FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Core Bond Fund (Acquired Fund) and Delaware Diversified Income Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$385,003,125.32	$2,846,695,897.81		$3,231,699,023.13
Total shares outstanding	41,374,595.565	369,234,135.084	8,561,605.784	419,170,336.433

Class A net assets	$125,468,147.25	$483,340,984.00		$608,809,131.25
Class A shares outstanding	13,483,634.661	62,723,727.429	2,789,795.592	78,997,157.682
Class A net asset value per share	$9.31	$7.71		$7.71
Class Y net assets[3]	$4,862,476.64	$-		$4,862,476.64
Class Y shares outstanding	522,541.999	-	108,129.420	630,671.419
Class Y net asset value per share	$9.31	$-		$7.71
Total Class A net assets[4]	$130,330,623.89	$483,340,984.00		$613,671,607.89
Total Class A shares outstanding	14,006,176.66	62,723,727.429	2,897,925.012	79,627,829.101
Class A new asset value per share	$9.31	$7.71		$7.71

Class C net assets	$2,906,982.85	$38,034,443.84		$40,941,426.69
Class C shares outstanding	312,408.511	4,937,199.468	65,121.729	5,314,729.708
Class C net asset value per share	$9.31	$7.70		$7.70

Class R net assets	$933,069.85	$12,832,492.71		$13,765,562.56
Class R shares outstanding	100,260.661	1,666,396.868	20,917.242	1,787,574.771
Class R net asset value per share	$9.31	$7.70		$7.70

Class R6 net assets	$60,262,257.26	$196,508,832.01		$256,771,089.27
Class R6 shares outstanding	6,476,830.019	25,485,214.059	1,339,286.357	33,301,330.435
Class R6 net asset value per share	$9.30	$7.71		$7.71

Class I/Institutional Class net assets	$190,570,191.47	$2,115,979,145.25		$2,306,549,336.72
Class I shares/ Institutional Class outstanding	20,478,919.714	274,421,597.260	4,238,355.444	299,138,872.418
Class I/Institutional Class net asset value per share	$9.31	$7.71		$7.71

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $28,907-$39,320 for the Acquired Fund and approximately $212,418-$288,938 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

[3] Holders of Acquired Fund Class Y shares will receive Class A shares of the Acquiring Fund upon closing of the Reorganization .
[4] Reflect the conversion of Class A and Class Y shares of the Acquired Fund into Class A shares of the Acquiring Fund as a result of the Reorganization.

REORGANIZATION OF DELAWARE HIGH-YIELD OPPORTUNITIES FUND INTO DELAWARE IVY HIGH INCOME FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware High-Yield Opportunities Fund (Acquired Fund) and Delaware Ivy High Income Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$471,143,987.12	$2,394,942,364.64		$2,866,086,351.76
Total shares outstanding	136,148,295.953	395,167,415.765	(58,401,763.425)	472,913,948.293

Class A net assets	$321,968,038.20	$1,120,904,001.35		$1,442,872,039.55
Class A shares outstanding	93,022,976.238	184,950,558.668	(39,892,936.931)	238,080,597.975
Class A net asset value per share	$3.46	$6.06		$6.06

Class C net assets	$2,718,362.46	$118,634,896.74		$121,353,259.20
Class C shares outstanding	785,402.472	19,573,338.833	(336,827.809)	20,021,913.496
Class C net asset value per share	$3.46	$6.06		$6.06

Class R net assets	$2,798,787.14	$33,014,856.40		$35,813,643.54
Class R shares outstanding	806,549.083	5,447,142.828	(344,703.020)	5,908,988.891
Class R net asset value per share	$3.47	$6.06		$6.06

Class R6 net assets	$51,684,172.02	$52,179,554.53		$103,863,726.55
Class R6 shares outstanding	14,941,275.750	8,609,307.884	(6,412,534.493)	17,138,049.141
Class R6 net asset value per share	$3.46	$6.06		$6.06

Institutional Class/Class I net assets	$91,974,627.30	$1,012,376,359.05		$1,104,350,986.35
Institutional Class/Class I shares outstanding	26,592,092.410	167,045,380.682	(11,414,761.172)	182,222,711.920
Institutional Class/Class I net asset value per share	$3.46	$6.06		$6.06

Class Y net assets	$-	$57,832,696.57		$57,832,696.57
Class Y shares outstanding	-	9,541,686.8700	-	9,541,686.870
Class Y net asset value per share	$-	$6.06		$6.06

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $35,566-$48,378 for the Acquired Fund and approximately $179,241-$243,810 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE IVY VALUE FUND INTO DELAWARE VALUE FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Ivy Value Fund (Acquired Fund) and Delaware Value Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$517,772,058.36	$4,198,919,377.32		$4,716,691,435.68
Total shares outstanding	31,189,193.665	250,365,295.150	(323,790.470)	281,230,698.345

Class A net assets	$252,803,518.02	$1,126,794,952.60		$1,379,598,470.62
Class A shares outstanding	15,301,116.922	67,162,081.249	(235,353.035)	82,227,845.136
Class A net asset value per share	$16.52	$16.78		$16.78
Class Y net assets[3]	$89,078.06	$-		$89,078.06
Class Y shares outstanding	5,410.569	-	(101.984)	5,308.585
Class Y net asset value per share	$16.46	$-		$16.78
Total Class A net assets[4]	$252,892,596.08	$1,126,794,952.60		$1,379,687,548.68
Total Class A shares outstanding	15,306,527.49	67,162,081.249	(235,455.02)	82,233,153.72
Class A new asset value per share		$16.78		$16.78

Class C net assets	$4,780,189.11	$92,204,852.85		$96,985,041.96
Class C shares outstanding	318,097.844	5,487,250.801	(33,562.778)	5,771,785.867
Class C net asset value per share	$15.03	$16.80		$16.80

Class R net assets	$5,770.16	$32,155,656.44		$32,161,426.60
Class R shares outstanding	350.437	1,917,007.190	(6.361)	1,917,351.266
Class R net asset value per share	$16.47	$16.77		$16.77

Class R6 net assets	$1,810,526.70	$369,263,275.33		$371,073,802.03
Class R6 shares outstanding	106,940.987	22,019,062.172	1,021.249	22,127,024.408
Class R6 net asset value per share	$16.93	$16.77		$16.77

Class I/Institutional Class net assets	$258,282,976.31	$2,578,500,640.10		$2,836,783,616.41
Class I/Institutional Class shares outstanding	15,457,276.906	153,779,893.738	(55,787.561)	169,181,383.083
Class I/Institutional Class net asset value per share	$16.71	$16.77		$16.77

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $39,856-$54,214 for the Acquired Fund and approximately $350,868-$477,263 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

[3] Holders of Acquired Fund Class Y shares will receive Class A shares of the Acquiring Fund upon closing of the Reorganization.
[4] Reflect the conversion of Class A and Class Y shares of the Acquired Fund into Class A shares of the Acquiring Fund as a result of the Reorganization.

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND INTO DELAWARE IVY GLOBAL GROWTH FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Global Equity Fund (Acquired Fund) and Delaware Ivy Global Growth Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$183,679,773.35	$491,697,651.25		$675,377,424.60
Total shares outstanding	29,163,781.755	15,525,071.284	(23,281,759.232)	21,407,093.807

Class A net assets	$180,626,305.78	$320,604,301.10		$501,230,606.88
Class A shares outstanding	28,709,786.177	10,276,534.478	(22,920,481.505)	16,065,839.150
Class A net asset value per share	$6.29	$31.20		$31.20

Class R6 net assets	$98,596.99	$4,776,986.92		$4,875,583.91
Class R6 shares outstanding	14,424.018	144,690.510	(11,438.040)	147,676.488
Class R6 net asset value per share	$6.84	$33.02		$33.02

Institutional Class/Class I net assets	$2,954,870.58	$161,769,215.14		$164,724,085.72
Institutional Class/Class I shares outstanding	439,571.560	4,911,943.785	(349,839.687)	5,001,675.658
Institutional Class/Class I net asset value per share	$6.72	$32.93		$32.93

Class C net assets	$-	$2,149,086.51		$2,149,086.51
Class C shares outstanding	-	114,800.865	-	114,800.865
Class C net asset value per share	$-	$18.72		$18.72

Class R net assets	$-	$719,469.75		$719,469.75
Class R shares outstanding	-	23,838.310	-	23,838.310
Class R net asset value per share	$-	$30.18		$30.18

Class Y net assets	$-	$1,678,591.83		$1,678,591.83
Class Y shares outstanding	-	53,263.336	-	53,263.336
Class Y net asset value per share	$-	$31.51		$31.51

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $13,776-$18,739 for the Acquired Fund and approximately $37,826-$51,452 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND II INTO DELAWARE IVY GLOBAL GROWTH FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Global Equity Fund II (Acquired Fund) and Delaware Ivy Global Growth Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$265,291,313.99	$491,697,651.25		$756,988,965.24
Total shares outstanding	31,909,033.853	15,525,071.284	(23,519,255.723)	23,914,849.414

Class A net assets	$171,239,848.72	$320,604,301.10		$491,844,149.82
Class A shares outstanding	20,627,540.564	10,276,534.478	(15,139,083.874)	15,764,991.168
Class A net asset value per share	$8.30	$31.20		$31.20

Class C net assets	$1,865,145.54	$2,149,086.51		$4,014,232.05
Class C shares outstanding	227,478.946	114,800.865	(127,845.103)	214,434.708
Class C net asset value per share	$8.20	$18.72		$18.72

Class Y net assets	$1,215,359.04	$1,678,591.83		$2,893,950.87
Class Y shares outstanding	146,329.140	53,263.336	(107,758.558)	91,833.918
Class Y net asset value per share	$8.31	$31.51		$31.51

Class R net assets	$242,791.52	$719,469.75		$962,261.27
Class R shares outstanding	29,323.001	23,838.310	(21,278.219)	31,883.092
Class R net asset value per share	$8.28	$30.18		$30.18

Class R6 net assets	$1,335,678.54	$4,776,986.92		$6,112,665.46
Class R6 shares outstanding	159,613.036	144,690.510	(119,162.444)	185,141.102
Class R6 net asset value per share	$8.37	$33.02		$33.02

Class I/Institutional Class net assets	$89,392,490.63	$161,769,215.14		$251,161,705.77
Class I/Institutional Class shares outstanding	10,718,749.166	4,911,943.785	(8,004,127.525)	7,626,565.426
Class I/Institutional Class net asset value per share	$8.34	$32.93		$32.93

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $20,212-$27,493 for the Acquired Fund and approximately $37,826-$51,452 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE GLOBAL EQUITY FUND AND DELAWARE GLOBAL EQUITY FUND II INTO DELAWARE IVY GLOBAL GROWTH FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Global Equity Fund (Global Equity Fund) Delaware Global Equity Fund II (Global Equity Fund II) and Delaware Ivy Global Growth Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Global Equity Fund	Global Equity Fund II	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)	(unaudited)		(estimated)

					(unaudited)
Net assets (all classes)	$183,679,773.35	$265,291,313.99	$491,697,651.25		$940,668,738.59
Total shares outstanding	29,163,781.755	31,909,033.853	15,525,071.284	(46,801,014.955)	29,796,871.937

Class A net assets	$180,626,305.78	$171,239,848.72	$320,604,301.10		$672,470,455.60
Class A shares outstanding	28,709,786.177	20,627,540.564	10,276,534.478	$(38,059,565.379)	21,554,295.840
Class A net asset value per share	$6.29	$8.30	$31.20		$31.20

Class C net assets	$-	$1,865,145.54	$2,149,086.51		$4,014,232.05
Class C shares outstanding	-	227,478.946	114,800.865	$(127,845.103)	214,434.708
Class C net asset value per share	$-	$8.20	$18.72		$18.72

Class Y net assets	$-	$1,215,359.04	$1,678,591.83		$2,893,950.87
Class Y shares outstanding	-	146,329.140	53,263.336	$(107,758.558)	91,833.918
Class Y net asset value per share	$-	$8.31	$31.51		$31.51

Class R net assets	$-	$242,791.52	$719,469.75		$962,261.27
Class R shares outstanding	-	29,323.001	23,838.310	$(21,278.219)	31,883.092
Class R net asset value per share	$-	$8.28	$30.18		$30.18

Class R6 net assets	$98,596.99	$1,335,678.54	$4,776,986.92		$6,211,262.45
Class R6 shares outstanding	14,424.018	159,613.036	144,690.510	$(130,600.484)	188,127.080
Class R6 net asset value per share	$6.84	$8.37	$33.02		$33.02

Institutional Class/Class I net assets	$2,954,870.58	$89,392,490.63	$161,769,215.14		$254,116,576.35
Institutional Class/Class I shares outstanding	439,571.560	10,718,749.166	4,911,943.785	$(8,353,967.212)	7,716,297.299
Institutional Class/Class I net asset value per share	$6.72	$8.34	$32.93		$32.93

[1] Reflects the conversion of Global Equity Fund and Global Equity Fund II shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $13,776-$18,739 for the Global Equity Fund, approximately $20,212-$27,493 for the Global Equity Fund II, and approximately $37,826-$51,452 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware International Equity Fund (Acquired Fund) and Delaware Ivy International Core Equity Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$269,172,674.53	$1,320,574,044.88		$1,589,746,719.41
Total shares outstanding	19,606,104.382	66,316,588.931	(6,056,289.296)	79,866,404.017

Class A net assets	$146,811,742.97	$278,432,772.02		$425,244,514.99
Class A shares outstanding	10,717,997.911	14,045,972.928	(3,310,745.491)	21,453,225.348
Class A net asset value per share	$13.70	$19.82		$19.82

Class C net assets	$2,707,071.56	$20,187,118.26		$22,894,189.82
Class C shares outstanding	198,488.411	1,169,820.441	(41,647.649)	1,326,661.203
Class C net asset value per share	$13.64	$17.26		$17.26

Class R net assets	$910,347.27	$40,206,622.42		$41,116,969.69
Class R shares outstanding	66,296.644	2,029,123.433	(20,342.718)	2,075,077.359
Class R net asset value per share	$13.73	$19.81		$19.81

Class R6 net assets	$2,523,245.64	$250,123,127.70		$252,646,373.34
Class R6 shares outstanding	182,869.885	12,476,565.538	(57,022.222)	12,602,413.201
Class R6 net asset value per share	$13.80	$20.05		$20.05

Institutional Class/Class I net assets	$116,220,267.09	$691,517,221.87		$807,737,488.96
Institutional Class/Class I shares outstanding	8,440,451.531	34,588,677.923	(2,626,531.216)	40,402,598.238
Institutional Class/Class I net asset value per share	$13.77	$19.99		$19.99

Class Y net assets	$-	$40,107,182.61		$40,107,182.61
Class Y shares outstanding	-	2,006,428.668	-	2,006,428.668
Class Y net asset value per share	$-	$19.99		$19.99

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $20,318-$27,638 for the Acquired Fund and approximately $99,719-$135,641 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND II INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware International Equity Fund II (Acquired Fund) and Delaware Ivy International Core Equity Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$97,999,589.56	$1,320,574,044.88		$1,418,573,634.44
Total shares outstanding	6,442,209.295	66,316,588.931	(1,527,100.244)	71,231,697.982

Class A net assets	$36,778,484.47	$278,432,772.02		$315,211,256.49
Class A shares outstanding	2,474,288.132	14,045,972.928	(618,663.285)	15,901,597.775
Class A net asset value per share	$14.86	$19.82		$19.82

Class C net assets	$320,437.81	$20,187,118.26		$20,507,556.07
Class C shares outstanding	23,737.958	1,169,820.441	(5,172.616)	1,188,385.783
Class C net asset value per share	$13.50	$17.26		$17.26

Class Y net assets	$621,218.36	$40,107,182.61		$40,728,400.97
Class Y shares outstanding	40,970.920	2,006,428.668	(9,894.464)	2,037,505.124
Class Y net asset value per share	$15.16	$19.99		$19.99

Class R net assets	$357,151.47	$40,206,622.42		$40,563,773.89
Class R shares outstanding	24,372.919	2,029,123.433	(6,344.071)	2,047,152.281
Class R net asset value per share	$14.65	$19.81		$19.81

Class R6 net assets	$38,744,765.12	$250,123,127.70		$288,867,892.82
Class R6 shares outstanding	2,507,737.080	12,476,565.538	(575,329.842)	14,408,972.776
Class R6 net asset value per share	$15.45	$20.05		$20.05

Class I net assets	$21,177,532.33	$691,517,221.87		$712,694,754.20
Class I shares outstanding	1,371,102.286	34,588,677.923	(311,695.966)	35,648,084.243
Class I net asset value per share	$15.45	$19.99		$19.99

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $7,485-$10,181 for the Acquired Fund and approximately $99,719-$135,641 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE INTERNATIONAL EQUITY FUND AND DELAWARE INTERNATIONAL EQUITY FUND II INTO DELAWARE IVY INTERNATIONAL CORE EQUITY FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware International Equity Fund (International Equity Fund) and Delaware International Equity Fund II (International Equity Fund II) and Delaware Ivy International Core Equity Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	International Equity Fund	International Equity Fund II	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)	(unaudited)		(estimated)

					(unaudited)
Net assets (all classes)	$269,172,674.53	$97,999,589.56	$1,320,574,044.88		$1,687,746,308.97
Total shares outstanding	19,606,104.382	6,442,209.295	66,316,588.931	(7,583,389.541)	84,781,513.067

Class A net assets	$146,811,742.97	$36,778,484.47	$278,432,772.02		$462,022,999.46
Class A shares outstanding	10,717,997.911	2,474,288.132	14,045,972.928	(3,929,408.776)	23,308,850.195
Class A net asset value per share	$13.70	$14.86	$19.82		$19.82

Class C net assets	$2,707,071.56	$320,437.81	$20,187,118.26		$23,214,627.63
Class C shares outstanding	198,488.411	23,737.958	1,169,820.441	(46,820.264)	1,345,226.546
Class C net asset value per share	$13.64	$13.50	$17.26		$17.26

Class Y net assets	$-	$621,218.36	$40,107,182.61		$40,728,400.97
Class Y shares outstanding	-	40,970.920	2,006,428.668	(9,894.464)	2,037,505.124
Class Y net asset value per share	$-	$15.16	$19.99		$19.99

Class R net assets	$910,347.27	$357,151.47	$40,206,622.42		$41,474,121.16
Class R shares outstanding	66,296.644	24,372.919	2,029,123.433	(26,686.790)	2,093,106.206
Class R net asset value per share	$13.73	$14.65	$19.81		$19.81

Class R6 net assets	$2,523,245.64	$38,744,765.12	$250,123,127.70		$291,391,138.46
Class R6 shares outstanding	182,869.885	2,507,737.080	12,476,565.538	(632,352.064)	14,534,820.439
Class R6 net asset value per share	$13.80	$15.45	$20.05		$20.05

Institutional Class/Class I net assets	$116,220,267.09	$21,177,532.33	$691,517,221.87		$828,915,021.29
Institutional Class/Class I shares outstanding	8,440,451.531	1,371,102.286	34,588,677.923	(2,938,227.183)	41,462,004.557
Institutional Class/Class I net asset value per share	$13.77	$15.45	$19.99		$19.99

[1] Reflects the conversion of International Equity Fund and International Equity Fund II shares for Acquiring Fund shares as a result of the Reorganization.
[2] Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $20,318-$27,638 for the International Equity Fund, approximately $7,485-$10,181 for the International Equity Fund II, and approximately $99,719-$135,641 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

Do the Trustees and Officers own shares of the Funds?
As of January 31, 2024, the officers and Trustees of the Acquired Trust directly owned less than 1% of the outstanding shares of each Class of each Acquired Fund.

As of January 31, 2024, the officers and Trustees of the Acquiring Trusts directly owned less than 1% of the outstanding shares of each Class of each Acquiring Fund.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?
As of January 31, 2024, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. DMC does not have knowledge of beneficial owners.

Fund Name	Name and Address of Account	Percentage
DELAWARE DIVERSIFIED INCOME FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	12.39%
DELAWARE DIVERSIFIED INCOME FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	17.42%
DELAWARE DIVERSIFIED INCOME FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	9.50%
DELAWARE DIVERSIFIED INCOME FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	11.41%
DELAWARE DIVERSIFIED INCOME FUND CLASS A	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	5.26%

Fund Name	Name and Address of Account	Percentage
DELAWARE DIVERSIFIED INCOME FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.86%
DELAWARE DIVERSIFIED INCOME FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	9.97%
DELAWARE DIVERSIFIED INCOME FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	14.76%
DELAWARE DIVERSIFIED INCOME FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	9.17%
DELAWARE DIVERSIFIED INCOME FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	20.13%
DELAWARE DIVERSIFIED INCOME FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	9.77%
DELAWARE DIVERSIFIED INCOME FUND CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	6.61%
DELAWARE DIVERSIFIED INCOME FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.29%
DELAWARE DIVERSIFIED INCOME FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.13%

Fund Name	Name and Address of Account	Percentage
DELAWARE DIVERSIFIED INCOME FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	23.42%
DELAWARE DIVERSIFIED INCOME FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	8.08%
DELAWARE DIVERSIFIED INCOME FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.45%
DELAWARE DIVERSIFIED INCOME FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	12.46%
DELAWARE DIVERSIFIED INCOME FUND CLASS I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	9.49%
DELAWARE DIVERSIFIED INCOME FUND CLASS I	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	11.88%
DELAWARE DIVERSIFIED INCOME FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.39%
DELAWARE DIVERSIFIED INCOME FUND CLASS R	LINCOLN RETIREMENT SERVICES CO FBO CITY OF RAHWAY 457B P.O. BOX 7876 FORT WAYNE IN 46801-7876	8.57%
DELAWARE DIVERSIFIED INCOME FUND CLASS R	TALCOTT RESOLUTION LIFE INSURANCE C PO BOX 5051 HARTFORD CT 06102	21.32%
DELAWARE DIVERSIFIED INCOME FUND CLASS R	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	5.61%

Fund Name	Name and Address of Account	Percentage
DELAWARE DIVERSIFIED INCOME FUND CLASS R6	MAC & CO NUCLEAR DECOMMISSIONING TRT 500 GRANT ST RM 151-1010 PITTSBURGH PA 15258	18.50%
DELAWARE DIVERSIFIED INCOME FUND CLASS R6	MAC & CO FBO NEXTERA ENERGY DUANE ARNOLD LLC ATTN MUTUAL FUND OPERATIONS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	14.41%
DELAWARE DIVERSIFIED INCOME FUND CLASS R6	SEI PRIVATE TRUST COMPANY ATTN: MUTUAL FUNDS ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	8.13%
DELAWARE DIVERSIFIED INCOME FUND CLASS R6	SEI PRIVATE TRUST COMPANY C/O PRINCIPAL FINANCIAL ATTN: MUTUAL FUND ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	8.83%
DELAWARE DIVERSIFIED INCOME FUND CLASS R6	THE NORTHERN TRUST CO AS TTEE FBO GEORGIA GULF 50 S LA SALLE ST CHICAGO IL 60603-1003	7.04%
DELAWARE GLOBAL EQUITY FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	20.33%
DELAWARE GLOBAL EQUITY FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	33.90%
DELAWARE GLOBAL EQUITY FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	39.68%
DELAWARE GLOBAL EQUITY FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	10.13%

Fund Name	Name and Address of Account	Percentage
DELAWARE GLOBAL EQUITY FUND CLASS I	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.76%
DELAWARE GLOBAL EQUITY FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	87.41%
DELAWARE GLOBAL EQUITY FUND CLASS R6	MACQUARIE INVESTMENT MANAGEMENT ADVISORS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19106-2354	12.58%
DELAWARE GLOBAL EQUITY FUND II CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	72.83%
DELAWARE GLOBAL EQUITY FUND II CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	36.39%
DELAWARE GLOBAL EQUITY FUND II CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	12.84%
DELAWARE GLOBAL EQUITY FUND II CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	9.41%
DELAWARE GLOBAL EQUITY FUND II CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	85.45%

Fund Name	Name and Address of Account	Percentage
DELAWARE GLOBAL EQUITY FUND II CLASS R	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	19.59%
DELAWARE GLOBAL EQUITY FUND II CLASS R	FIIOC FBO DEL REKA CORP RETIREMENT PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	5.21%
DELAWARE GLOBAL EQUITY FUND II CLASS R	IVY FUNDS DISTRIBUTOR INC ATTN: TREASURY DEPARTMENT 6301 GLENWOOD ST MISSION KS 66202-4291	75.21%
DELAWARE GLOBAL EQUITY FUND II CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	8.38%
DELAWARE GLOBAL EQUITY FUND II CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	70.09%
DELAWARE GLOBAL EQUITY FUND II CLASS R6	LINCOLN INVESTMENT PLANNING LLC FBO LINCOLN CUSTOMERS 601 OFFICE CENTER DRIVE SUITE 300 FORT WASHINGTON PA 19034	10.71%

Fund Name	Name and Address of Account	Percentage
DELAWARE GLOBAL EQUITY FUND II CLASS R6	NATIONWIDE TRUSTCO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7.14%
DELAWARE GLOBAL EQUITY FUND II CLASS Y	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	11.41%
DELAWARE GLOBAL EQUITY FUND II CLASS Y	NATIONWIDE TRUSTCO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	73.27%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	6.44%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	14.46%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	30.59%

Fund Name	Name and Address of Account	Percentage
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	24.42%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	10.14%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.22%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS I	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	8.73%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	33.62%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	27.47%

Fund Name	Name and Address of Account	Percentage
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	14.86%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS R	ASCENSUS TRUST COMPANY FBO QUEST CORPORATION P.O. BOX 10758 FARGO, ND 58106	9.64%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS R	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	9.91%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS R	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	7.06%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS R	MID ATLANTIC TRUST COMPANY FBO OAKTREE FUNDING CORP 401(K) 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	10.80%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS R	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	15.88%

Fund Name	Name and Address of Account	Percentage
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS R6	BANK OF STOCKTON WEALTH MANGEMENT GROUP 555 WEST BENJAMIN HOLT DRIVE BLDG A STOCKTON CA 952073888	8.74%
DELAWARE HIGH YIELD OPPORTUNITIES FUND CLASS R6	MAC & CO FBO PUBLIC PENSION ATTN MUTUAL FUND OPS PO BOX 3198 500 GRANT ST PITTSBURGH PA 15258-0000	79.01%
DELAWARE INTERNATIONAL EQUITY CLASS R	ASCENSUS TRUST COMPANY FBO ATLANTIC PAVING CORP. 401(K) PLAN P.O. BOX 10758 FARGO, ND 58106	5.34%
DELAWARE INTERNATIONAL EQUITY CLASS R	ASCENSUS TRUST COMPANY FBO J.R.D. INC 401(K) PLAN P.O. BOX 10758 FARGO, ND 58106	11.00%
DELAWARE INTERNATIONAL EQUITY CLASS R	MATRIX TRUST COMPANY CUST. FBO CURRENT MEDIA PARTNERS LLC 401K 717 17TH STREET SUITE 1300 DENVER CO 80202	5.34%
DELAWARE INTERNATIONAL EQUITY CLASS R	STATE STREET BANK AND TRUST TTEE AND/OR CUSTODIAN (FBO) ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	67.49%

Fund Name	Name and Address of Account	Percentage
DELAWARE INTERNATIONAL EQUITY CLASS R6	BOND STREET CUSTODIANS LIMITED ACF MACQUARIE ASSET MANAGEMENT HOLDINGS P/L MACQUARIE BANK C/O INTERNATIONAL OPERATION SHELLEY STREET NO 1 SYDNEY NSW 2000 AUSTRALIA	11.46%
DELAWARE INTERNATIONAL EQUITY CLASS R6	MID ATLANTIC TRUST COMPANY FBO MILLER BOAT LINE, INC. 401(K) 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	5.80%
DELAWARE INTERNATIONAL EQUITY CLASS R6	OPPENHEIMER & CO INC. FBO MAUREEN W MCCARTHY PAS FLEX 362 PACIFIC ST #2 BROOKLYN NY 11217	9.00%
DELAWARE INTERNATIONAL EQUITY FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	18.80%
DELAWARE INTERNATIONAL EQUITY FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	6.76%
DELAWARE INTERNATIONAL EQUITY FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.51%

Fund Name	Name and Address of Account	Percentage
DELAWARE INTERNATIONAL EQUITY FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	24.22%
DELAWARE INTERNATIONAL EQUITY FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	24.84%
DELAWARE INTERNATIONAL EQUITY FUND CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	7.89%
DELAWARE INTERNATIONAL EQUITY FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	26.91%
DELAWARE INTERNATIONAL EQUITY FUND CLASS I	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.33%
DELAWARE INTERNATIONAL EQUITY FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	8.38%

Fund Name	Name and Address of Account	Percentage
DELAWARE INTERNATIONAL EQUITY FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	47.16%
DELAWARE INTERNATIONAL EQUITY FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.68%
DELAWARE INTERNATIONAL EQUITY FUND CLASS I	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-1931	7.16%
DELAWARE INTERNATIONAL EQUITY FUND CLASS I	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	8.14%
DELAWARE INTERNATIONAL EQUITY FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.68%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	67.68%

Fund Name	Name and Address of Account	Percentage
DELAWARE INTERNATIONAL EQUITY FUND II CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.52%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS C	BNYM I S TRUST CO CUST ROTH IRA FBO JANET HAYS 280 FISH HATCHERY RD GRANGEVILLE ID 83530-5150	6.55%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS C	BNYM I S TRUST CO CUST ROTH IRA FBO PAMELA S NAGAMI 658 E PUENTE ST COVINA CA 91723-2824	9.05%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	27.62%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	8.29%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	22.86%

Fund Name	Name and Address of Account	Percentage
DELAWARE INTERNATIONAL EQUITY FUND II CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	87.16%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS R	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.04%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS R	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	94.96%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	63.13%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS R6	BANK OF NEW YORK-MELLON CUST IVY MANAGED INTERNATIONAL OPPORTUNITIES MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET ST 7TH PHILADELPHIA PA 19103	31.47%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS Y	MID ATLANTIC TRUST COMPANY FBO A FARID BOLOURI DMD PC 401(K) 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	24.78%

Fund Name	Name and Address of Account	Percentage
DELAWARE INTERNATIONAL EQUITY FUND II CLASS Y	MID ATLANTIC TRUST COMPANY FBO RAND TECHNOLOGY 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	12.34%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS Y	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	12.86%
DELAWARE INTERNATIONAL EQUITY FUND II CLASS Y	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	44.67%
DELAWARE IVY ACCUMULATIVE FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	75.92%
DELAWARE IVY ACCUMULATIVE FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	88.05%
DELAWARE IVY ACCUMULATIVE FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	88.62%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY CORE BOND FUND CLASS A	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	14.68%
DELAWARE IVY CORE BOND FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	59.23%
DELAWARE IVY CORE BOND FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	7.72%
DELAWARE IVY CORE BOND FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	37.00%
DELAWARE IVY CORE BOND FUND CLASS C	MID ATLANTIC TRUST COMPANY FBO RAILRUNNER NA INC 401(K) 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	6.18%
DELAWARE IVY CORE BOND FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.05%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY CORE BOND FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	18.26%
DELAWARE IVY CORE BOND FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.31%
DELAWARE IVY CORE BOND FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	81.43%
DELAWARE IVY CORE BOND FUND CLASS R	MID ATLANTIC TRUST COMPANY FBO C & E PLASTICS INC 401(K) PROFIT SH 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	95.53%
DELAWARE IVY CORE BOND FUND CLASS R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	83.70%
DELAWARE IVY CORE BOND FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	13.89%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY CORE BOND FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	29.49%
DELAWARE IVY CORE BOND FUND CLASS Y	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	8.50%
DELAWARE IVY CORE BOND FUND CLASS Y	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD. CHARLOTTE, NC 28262-8500	52.09%
DELAWARE IVY GLOBAL GROWTH FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	69.79%
DELAWARE IVY GLOBAL GROWTH FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	73.07%
DELAWARE IVY GLOBAL GROWTH FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	89.04%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY GLOBAL GROWTH FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	99.17%
DELAWARE IVY GLOBAL GROWTH FUND CLASS R6	BOND STREET CUSTODIANS LIMITED ACF MACQUARIE ASSET MANAGEMENT HOLDINGS P/L MACQUARIE BANK C/O INTERNATIONAL OPERATION SHELLEY STREET NO 1 SYDNEY NSW 2000 AUSTRALIA	28.76%
DELAWARE IVY GLOBAL GROWTH FUND CLASS R6	BOND STREET CUSTODIANS LIMITED ACF MACQUARIE ASSET MANAGEMENT HOLDINGS P/L MACQUARIE BANK C/O INTERNATIONAL OPERATION SHELLEY STREET NO 1 SYDNEY NSW 2000 AUSTRALIA	17.51%
DELAWARE IVY GLOBAL GROWTH FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	19.63%
DELAWARE IVY GLOBAL GROWTH FUND CLASS R6	EMPOWER TRUST FBO FBO CERTAIN RETIREMENT PLANS 8515 E ORCHARD ROAD 2T2 GREENWOOD VILLAGE CO 80111	6.63%
DELAWARE IVY GLOBAL GROWTH FUND CLASS R6	FIIOC FBO BANK OF CHINA 401(K) PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	12.91%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY GLOBAL GROWTH FUND CLASS Y	MATRIX TRUSTCO CUST FBO RENAISSANCE ACADEMY CS 403B PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	5.63%
DELAWARE IVY GLOBAL GROWTH FUND CLASS Y	MILLENNIUM TRUSTCO LLC FBO VARIOUS BENEFICIARIES 2001 SPRING RD STE 700 OAK BROOK IL 60523-1890	52.54%
DELAWARE IVY GLOBAL GROWTH FUND CLASS Y	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	31.90%
DELAWARE IVY HIGH INCOME FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	52.68%
DELAWARE IVY HIGH INCOME FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.18%
DELAWARE IVY HIGH INCOME FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	7.08%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY HIGH INCOME FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.35%
DELAWARE IVY HIGH INCOME FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	20.80%
DELAWARE IVY HIGH INCOME FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	14.42%
DELAWARE IVY HIGH INCOME FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.44%
DELAWARE IVY HIGH INCOME FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	25.37%
DELAWARE IVY HIGH INCOME FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.91%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY HIGH INCOME FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.84%
DELAWARE IVY HIGH INCOME FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	8.37%
DELAWARE IVY HIGH INCOME FUND CLASS I	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6.85%
DELAWARE IVY HIGH INCOME FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	51.48%
DELAWARE IVY HIGH INCOME FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.18%
DELAWARE IVY HIGH INCOME FUND CLASS I	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.10%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY HIGH INCOME FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	44.96%
DELAWARE IVY HIGH INCOME FUND CLASS R	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	5.65%
DELAWARE IVY HIGH INCOME FUND CLASS R	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	42.48%
DELAWARE IVY HIGH INCOME FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	18.75%
DELAWARE IVY HIGH INCOME FUND CLASS R6	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	6.00%
DELAWARE IVY HIGH INCOME FUND CLASS R6	LINCOLN INVESTMENT PLANNING LLC FBO LINCOLN CUSTOMERS 601 OFFICE CENTER DRIVE SUITE 300 FORT WASHINGTON PA 19034	7.21%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY HIGH INCOME FUND CLASS R6	MATRIX TRUST COMPANY CUST. FBO CONNECTYOURCARE, LLC 717 17TH STREET SUITE 1300 DENVER CO 80202	8.10%
DELAWARE IVY HIGH INCOME FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.91%
DELAWARE IVY HIGH INCOME FUND CLASS R6	NATIONWIDE TRUSTCO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.07%
DELAWARE IVY HIGH INCOME FUND CLASS R6	NATIONWIDE TRUSTCO FSB FBO PARTICIPATING RETIREMENT PLANS NTC-PLNS C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.90%
DELAWARE IVY HIGH INCOME FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	26.74%
DELAWARE IVY HIGH INCOME FUND CLASS Y	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	12.38%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY HIGH INCOME FUND CLASS Y	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	8.25%
DELAWARE IVY HIGH INCOME FUND CLASS Y	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.42%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	37.99%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	7.07%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	9.91%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.42%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL A	UMB BANK NA FBO FIDUCIARY FOR VARIOUS RETIREMENT PROGRAMS 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	5.30%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	23.70%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	10.29%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.33%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.94%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	19.16%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.96%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.19%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	10.10%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	9.58%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	39.88%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	6.43%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.80%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.29%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	70.24%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL R	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	14.71%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	37.42%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL R6	BANK OF NEW YORK-MELLON CUST IVY MANAGED INTERNATIONAL OPPORTUNITIES MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET ST 7TH PHILADELPHIA PA 19103	15.05%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL R6	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.13%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	17.85%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL Y	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.65%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL Y	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	10.51%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL Y	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	29.93%
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL Y	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.50%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND CL Y	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	15.00%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	69.25%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	8.16%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	33.82%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.38%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	13.29%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY LARGE CAP GROWTH FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	7.92%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.79%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	68.59%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.31%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.87%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	11.31%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY LARGE CAP GROWTH FUND CLASS R	TALCOTT RESOLUTION LIFE INSURANCE C PO BOX 5051 HARTFORD CT 06102	19.19%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	23.82%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	13.42%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS R6	MID ATLANTIC TRUST COMPANY FBO MACATAWA BANK OMNIBUS ACCOUNT 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	11.28%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.41%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS R6	SEI PRIVATE TRUST COMPANY C/O BANKERS TRUST COMPANY 1 FREEDOM VALLEY DRIVE OAKS PA 19456	9.21%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY LARGE CAP GROWTH FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	34.80%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS Y	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	9.27%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS Y	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.50%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS Y	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	5.68%
DELAWARE IVY LARGE CAP GROWTH FUND CLASS Y	TALCOTT RESOLUTION LIFE INSURANCE C PO BOX 5051 HARTFORD CT 06102	29.16%
DELAWARE IVY MID CAP GROWTH FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	63.33%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY MID CAP GROWTH FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	6.26%
DELAWARE IVY MID CAP GROWTH FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	9.78%
DELAWARE IVY MID CAP GROWTH FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	12.95%
DELAWARE IVY MID CAP GROWTH FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	11.43%
DELAWARE IVY MID CAP GROWTH FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	31.46%
DELAWARE IVY MID CAP GROWTH FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.01%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY MID CAP GROWTH FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	8.68%
DELAWARE IVY MID CAP GROWTH FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	10.02%
DELAWARE IVY MID CAP GROWTH FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	30.88%
DELAWARE IVY MID CAP GROWTH FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.53%
DELAWARE IVY MID CAP GROWTH FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10.44%
DELAWARE IVY MID CAP GROWTH FUND CLASS I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.37%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY MID CAP GROWTH FUND CLASS R	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	8.90%
DELAWARE IVY MID CAP GROWTH FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	22.98%
DELAWARE IVY MID CAP GROWTH FUND CLASS R	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	24.11%
DELAWARE IVY MID CAP GROWTH FUND CLASS R6	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	7.01%
DELAWARE IVY MID CAP GROWTH FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	19.86%
DELAWARE IVY MID CAP GROWTH FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.92%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY MID CAP GROWTH FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	13.34%
DELAWARE IVY MID CAP GROWTH FUND CLASS Y	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	9.02%
DELAWARE IVY MID CAP GROWTH FUND CLASS Y	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	12.22%
DELAWARE IVY MID CAP GROWTH FUND CLASS Y	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	7.62%
DELAWARE IVY MID CAP GROWTH FUND CLASS Y	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.94%
DELAWARE IVY MID CAP GROWTH FUND CLASS Y	NATIONWIDE LIFE INSURANCE COMPANY DVCA % IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	12.97%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY SMALL CAP GROWTH FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	75.51%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	5.36%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	40.24%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	13.55%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	9.73%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS C	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-1931	5.38%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY SMALL CAP GROWTH FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.23%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.12%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	45.34%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.47%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	24.78%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS R	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	50.04%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY SMALL CAP GROWTH FUND CLASS R6	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.57%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS R6	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	10.83%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS R6	JOHN HANCOCK LIFE INS CO (USA) TR QUALIFIED 401(K) PLAN JHRPS-TRADING OPS 200 BERKELEY ST FL 3 BOSTON MA 02116-5030	5.50%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS R6	KEYBANK NA EBCI GOVERNMENTAL RETPLAN PRI USD PO BOX 94871 CLEVELAND OH 44101-4871	10.04%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	23.01%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.76%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY SMALL CAP GROWTH FUND CLASS Y	EMPOWER TRUST FBO EMPOWER BENEFIT GRAND FATHERED PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	11.56%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS Y	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST BOSTON, MA 02116	39.29%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS Y	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111	7.39%
DELAWARE IVY SMALL CAP GROWTH FUND CLASS Y	TALCOTT RESOLUTION LIFE INSURANCE C PO BOX 5051 HARTFORD CT 06102	8.56%
DELAWARE IVY VALUE FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	76.14%
DELAWARE IVY VALUE FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	13.13%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY VALUE FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	43.02%
DELAWARE IVY VALUE FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	7.79%
DELAWARE IVY VALUE FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.76%
DELAWARE IVY VALUE FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	84.52%
DELAWARE IVY VALUE FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.55%
DELAWARE IVY VALUE FUND CLASS R	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	100.00%

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY VALUE FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	8.57%
DELAWARE IVY VALUE FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	56.62%
DELAWARE IVY VALUE FUND CLASS R6	LINCOLN INVESTMENT PLANNING LLC FBO LINCOLN CUSTOMERS 601 OFFICE CENTER DRIVE SUITE 300 FORT WASHINGTON PA 19034	12.12%
DELAWARE IVY VALUE FUND CLASS R6	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC CHILDREN'S RESOURCE CTR ERISA 403B 717 17TH ST STE 1300 DENVER CO 80202-3304	20.64%
DELAWARE IVY VALUE FUND CLASS Y	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5.75%
DELAWARE IVY VALUE FUND CLASS Y	MATRIX TRUSTCO CUST FBO RENAISSANCE ACADEMY CS 403B PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	92.51%

Fund Name	Name and Address of Account	Percentage
DELAWARE MID CAP GROWTH EQUITY FUND CLASS A	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.67%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	5.69%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.06%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.72%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.57%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	12.91%

Fund Name	Name and Address of Account	Percentage
DELAWARE MID CAP GROWTH EQUITY FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	5.24%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.49%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	5.42%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	15.02%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.98%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.85%

Fund Name	Name and Address of Account	Percentage
DELAWARE MID CAP GROWTH EQUITY FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	9.99%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	19.69%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	10.52%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS I	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	11.08%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	6.12%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	7.14%

Fund Name	Name and Address of Account	Percentage
DELAWARE MID CAP GROWTH EQUITY FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	14.42%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.19%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS I	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.79%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS I	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	7.78%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.10%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS R	ASCENSUS TRUST COMPANY FBO LOUISIANA FOREST SEED 401(K) PLAN P.O. BOX 10758 FARGO, ND 58106	5.47%

Fund Name	Name and Address of Account	Percentage
DELAWARE MID CAP GROWTH EQUITY FUND CLASS R	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	13.32%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	6.25%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS R6	MATRIX TRUST COMPANY CUST FBO U.A. LOCAL 393 DEFINED CONTRIBUTION PO BOX 52129 PHOENIX AZ 850722129	8.86%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	9.55%
DELAWARE MID CAP GROWTH EQUITY FUND CLASS R6	VOYA INSTITUTIONAL TRUST COMPANY FBO VIPS II 30 BRAINTREE HILL OFFICE PARK BRAINTREE MA 02184	48.18%
DELAWARE SELECT GROWTH FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	13.00%

Fund Name	Name and Address of Account	Percentage
DELAWARE SELECT GROWTH FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.96%
DELAWARE SELECT GROWTH FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.73%
DELAWARE SELECT GROWTH FUND CLASS C	ASCENSUS TRUST COMPANY FBO BERKS ENGINEERING CO 401(K) P.O. BOX 10758 FARGO, ND 58106	10.20%
DELAWARE SELECT GROWTH FUND CLASS C	ASCENSUS TRUST COMPANY FBO MU MANAGEMENT LLC P.O. BOX 10758 FARGO, ND 58106	7.55%
DELAWARE SELECT GROWTH FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	14.42%
DELAWARE SELECT GROWTH FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	14.00%

Fund Name	Name and Address of Account	Percentage
DELAWARE SELECT GROWTH FUND CLASS I	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	9.17%
DELAWARE SELECT GROWTH FUND CLASS I	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	5.11%
DELAWARE SELECT GROWTH FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	12.09%
DELAWARE SELECT GROWTH FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	8.68%
DELAWARE SELECT GROWTH FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.77%
DELAWARE SELECT GROWTH FUND CLASS I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.18%

Fund Name	Name and Address of Account	Percentage
DELAWARE SELECT GROWTH FUND CLASS I	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	5.02%
DELAWARE SELECT GROWTH FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.19%
DELAWARE SELECT GROWTH FUND CLASS R	ASCENSUS TRUST COMPANY FBO BROOKWOOD TECHNOLOGIES 401(K) PLAN P.O. BOX 10758 FARGO, ND 58106	5.32%
DELAWARE SELECT GROWTH FUND CLASS R	ASCENSUS TRUST COMPANY FBO J.R.D. INC 401(K) PLAN P.O. BOX 10758 FARGO, ND 58106	5.52%
DELAWARE SELECT GROWTH FUND CLASS R	ASCENSUS TRUST COMPANY FBO NETWORK 2000 401(K) PLAN P.O. BOX 10758 FARGO, ND 58106	7.53%
DELAWARE SELECT GROWTH FUND CLASS R	ASCENSUS TRUST COMPANY FBO PATRICIA BOWERY P.O. BOX 10758 FARGO, ND 58106	10.72%

Fund Name	Name and Address of Account	Percentage
DELAWARE SELECT GROWTH FUND CLASS R	ASCENSUS TRUST COMPANY FBO SCHUYLKILL TOWNSHIP P.O. BOX 10758 FARGO, ND 58106	7.82%
DELAWARE SELECT GROWTH FUND CLASS R	EMPOWER TRUST FBO EMPOWER BENEFIT GRAND FATHERED PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	35.27%
DELAWARE SELECT GROWTH FUND CLASS R	MATRIX TRUST COMPANY CUST. FBO CARD SOLUTIONS, INC. PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202	5.03%
DELAWARE SELECT GROWTH FUND CLASS R	MG TRUST COMPANY CUST. FBO MIDWEST HELICOPTER AIRWAYS, INC. CA 717 17TH STREET SUITE 1300 DENVER CO 80202	8.79%
DELAWARE SELECT GROWTH FUND CLASS R	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.54%
DELAWARE SMALL CAP GROWTH FUND A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	29.80%

Fund Name	Name and Address of Account	Percentage
DELAWARE SMALL CAP GROWTH FUND A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.60%
DELAWARE SMALL CAP GROWTH FUND A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.09%
DELAWARE SMALL CAP GROWTH FUND C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	11.50%
DELAWARE SMALL CAP GROWTH FUND C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.01%
DELAWARE SMALL CAP GROWTH FUND C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	26.16%
DELAWARE SMALL CAP GROWTH FUND C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	11.63%

Fund Name	Name and Address of Account	Percentage
DELAWARE SMALL CAP GROWTH FUND C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	12.97%
DELAWARE SMALL CAP GROWTH FUND C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	11.38%
DELAWARE SMALL CAP GROWTH FUND C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.82%
DELAWARE SMALL CAP GROWTH FUND I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	18.14%
DELAWARE SMALL CAP GROWTH FUND I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	7.64%
DELAWARE SMALL CAP GROWTH FUND I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	35.80%

Fund Name	Name and Address of Account	Percentage
DELAWARE SMALL CAP GROWTH FUND I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	8.64%
DELAWARE SMALL CAP GROWTH FUND I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	15.16%
DELAWARE SMALL CAP GROWTH FUND R	ASCENSUS TRUST COMPANY FBO MACK CAMERA SERVICES 401(K) PO BOX 10758 FARGO ND 58106	74.71%
DELAWARE SMALL CAP GROWTH FUND R	ASCENSUS TRUST COMPANY FBO MCNEILLY WOOD PRODUCTS, INC. 401(K) P.O. BOX 10758 FARGO, ND 58106	6.02%
DELAWARE SMALL CAP GROWTH FUND R	ASCENSUS TRUST COMPANY FBO WORK INJURY LAW CENTER 401K P.O. BOX 10758 FARGO, ND 58106	6.29%
DELAWARE SMALL CAP GROWTH FUND R	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. INDIAN PRAIRIE SD #204 403(B) PLAN 717 17TH STREET, SUITE 1300 DENVER CO 80202	5.91%

Fund Name	Name and Address of Account	Percentage
DELAWARE VALUE FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	12.91%
DELAWARE VALUE FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.39%
DELAWARE VALUE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.90%
DELAWARE VALUE FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.34%
DELAWARE VALUE FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	6.61%
DELAWARE VALUE FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	7.78%

Fund Name	Name and Address of Account	Percentage
DELAWARE VALUE FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.86%
DELAWARE VALUE FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	13.96%
DELAWARE VALUE FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	15.17%
DELAWARE VALUE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.64%
DELAWARE VALUE FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	7.64%
DELAWARE VALUE FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.28%

Fund Name	Name and Address of Account	Percentage
DELAWARE VALUE FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	17.73%
DELAWARE VALUE FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	12.14%
DELAWARE VALUE FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	12.27%
DELAWARE VALUE FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	17.76%
DELAWARE VALUE FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	26.76%
DELAWARE VALUE FUND CLASS R	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	10.71%

Fund Name	Name and Address of Account	Percentage
DELAWARE VALUE FUND CLASS R	EMPOWER TRUST FBO EMPOWER BENEFIT GRAND FATHERED PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	8.59%
DELAWARE VALUE FUND CLASS R	STATE STREET BANK AND TRUST TTEE AND/OR CUSTODIAN (FBO) ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	39.03%
DELAWARE VALUE FUND CLASS R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	19.00%
DELAWARE VALUE FUND CLASS R6	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.40%
DELAWARE VALUE FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	7.59%
DELAWARE VALUE FUND CLASS R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	6.00%

Fund Name	Name and Address of Account	Percentage
DELAWARE VALUE FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	11.43%

VOTING INFORMATION
How many votes are necessary to approve the Plan?
A 1940 Act Majority Vote, as defined herein, of the outstanding shares of each Acquired Fund is required to approve the Plan. Each Acquired Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the Acquired Fund held at the close of business on the Record Date.  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

For Voyageur Mutual Funds II, Delaware Group Equity Funds IV, and Delaware Group Income Funds, Delaware Group Global & International Funds, 33-1/3% of an Acquired Fund’s shares present in person or represented by proxy and entitled to vote at the Meeting shall constitute a quorum. For Ivy Funds, one-third (1/3) or more of the total combined votes of all shares of each Acquired Fund entitled to vote shall be a quorum for the transaction of business at the Meeting.

Under relevant state law and the Acquired Funds’ Agreement and Declaration of Trust or By-Laws, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Acquired Funds’ Agreement and Declaration of Trust or By-Laws, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present, but will have the same effect as a vote against the Plan.  However, it is the Acquired Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matters expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.

The Meeting will be conducted via live webcast. If you were a record holder of an Acquired Fund shares as of the Record Date, please email EQ at attendameeting@equiniti.com no later than 3:00 pm ET on March 22, 2024 to register. Please include the Acquired Fund’s name(s) in the subject line and provide your name and address in the body of the email.  EQ will then email you the credentials to participate in the Meeting and instructions for voting during the Meeting. If you held Acquired Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Meeting, please email EQ at attendameeting@equiniti.com no later than 3:00 pm  ET on March 22, 2024 to register. Please include the Acquired Fund name(s) in the subject line and provide your name, address and proof of ownership as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Meeting, you must first obtain a legal proxy from your intermediary reflecting the Acquired Fund name(s), the number of Acquired Fund shares you held and your name and email address. You may forward an email from your intermediary containing the legal proxy or email an image of the legal proxy to EQ at attendameeting@equiniti.com and put “Legal Proxy” in the subject line. EQ will then provide you with the credentials to participate in the Meeting and instructions for voting during the Meeting.

The webcast will only be active for the date and time of the Meeting. Please contact  EQ at attendameeting@equiniti.com or the phone number provided above with any questions regarding access to the Meeting or for technical assistance in accessing the Meeting, and an EQ representative will contact you to answer your questions. Whether or not you plan to participate in the Special Meeting, we urge you to vote and submit your vote in advance of the Meeting. For technical assistance during the Meeting, please contact EQ at attendameeting@equiniti.com or call (800) 893-5865.

If you do not expect to be present at the Meeting via live webcast and wish to vote your shares, please vote your proxy in accordance with the instructions included on the enclosed proxy card(s). If your proxy is properly returned, shares represented by it will be voted at the Meeting in accordance with your instructions for the proposals. If your proxy is properly executed and returned and no choice is specified on the proxy card(s) with respect to the proposals, the proxy will be voted “FOR” the Plan for your Acquired Fund(s) and in accordance with the judgment of the persons appointed as proxy upon any other matter that may properly come before the Meeting or adjournment or postponement of the Meeting. Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the Internet or by attending the Meeting via live webcast and voting at the Meeting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting via live webcast and vote or legally appoint another proxy to vote on your behalf.

If you own your shares through a bank, broker-dealer or other third-party intermediary who holds your shares of record, and you wish to attend the Meeting via live webcast and vote your shares or revoke a previous proxy at the Meeting, you must request a legal proxy from such bank, broker-dealer or other third-party intermediary. If your proxy has not been revoked, the shares represented by the proxy will be cast at the Meeting and any adjournments or postponements thereof. Attendance by a shareholder at the Meeting via live webcast does not, in itself, revoke a proxy.

May I revoke my proxy?
Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the Internet or by attending the Meeting via live webcast and voting at the Meeting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting via live webcast and vote or legally appoint another proxy to vote on your behalf.

What other matters will be voted upon at the Meeting?
The Board does not intend to bring any matters before the Meeting other than that described in this Proxy Statement/ Prospectus.  The Board is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of the Manager.

Who is entitled to vote?
Shareholders of record of each Acquired Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each Acquired Fund as of the Record Date:

Acquired Fund	Class	Total Shares
DELAWARE IVY ACCUMULATIVE FUND	A	95,114,629.638
DELAWARE IVY ACCUMULATIVE FUND	C	529,443.452
DELAWARE IVY ACCUMULATIVE FUND	I	14,559,611.927
	Total	110,203,685.017

DELAWARE SELECT GROWTH FUND	A	7,159,821.997
DELAWARE SELECT GROWTH FUND	C	279,667.836
DELAWARE SELECT GROWTH FUND	R	33,474.598
DELAWARE SELECT GROWTH FUND	Inst.	852,631.311
	Total	8,325,595.742

DELAWARE MID CAP GROWTH EQUITY FUND	A	42,653,282.610
DELAWARE MID CAP GROWTH EQUITY FUND	C	1,986,482.579
DELAWARE MID CAP GROWTH EQUITY FUND	R	615,463.027
DELAWARE MID CAP GROWTH EQUITY FUND	Inst.	17,132,552.249
DELAWARE MID CAP GROWTH EQUITY FUND	R6	3,206,436.108
	Total	65,594,216.573

DELAWARE SMALL CAP GROWTH FUND	A	2,108,665.656
DELAWARE SMALL CAP GROWTH FUND	C	470,087.089
DELAWARE SMALL CAP GROWTH FUND	R	148,188.466
DELAWARE SMALL CAP GROWTH FUND	Inst.	7,474,764.196
	Total	10,201,705.407

DELAWARE IVY CORE BOND FUND	A	13,231,307.538
DELAWARE IVY CORE BOND FUND	C	299,609.394
DELAWARE IVY CORE BOND FUND	R	101,215.086
DELAWARE IVY CORE BOND FUND	R6	6,367,724.596
DELAWARE IVY CORE BOND FUND	Y	523,673.427
DELAWARE IVY CORE BOND FUND	I	17,853,626.037
	Total	38,377,156.078

DELAWARE HIGH-YIELD OPPORTUNITIES FUND	A	92,388,065.138

Acquired Fund	Class	Total Shares
DELAWARE HIGH-YIELD OPPORTUNITIES FUND	C	738,383.652
DELAWARE HIGH-YIELD OPPORTUNITIES FUND	R	784,917.009
DELAWARE HIGH-YIELD OPPORTUNITIES FUND	R6	15,056,176.581
DELAWARE HIGH-YIELD OPPORTUNITIES FUND	Inst.	26,579,343.277
	Total	135,546,885.657

DELAWARE IVY VALUE FUND	A	14,982,407.272
DELAWARE IVY VALUE FUND	C	304,495.273
DELAWARE IVY VALUE FUND	R	369.742
DELAWARE IVY VALUE FUND	R6	94,904.610
DELAWARE IVY VALUE FUND	Y	4,567.153
DELAWARE IVY VALUE FUND	I	13,694,315.698
	Total	29,081,059.748

DELAWARE GLOBAL EQUITY FUND	A	28,274,377.263
DELAWARE GLOBAL EQUITY FUND	Inst.	438,542.492
DELAWARE GLOBAL EQUITY FUND	R6	14,424.018
	Total	28,727,343.773

DELAWARE GLOBAL EQUITY FUND II	A	19,967,297.139
DELAWARE GLOBAL EQUITY FUND II	C	223,299.111
DELAWARE GLOBAL EQUITY FUND II	I	9,604,491.037
DELAWARE GLOBAL EQUITY FUND II	R	29,415.520
DELAWARE GLOBAL EQUITY FUND II	R6	154,921.284
DELAWARE GLOBAL EQUITY FUND II	Y	146,287.193
	Total	30,125,711.284

DELAWARE INTERNATIONAL EQUITY FUND	A	10,541,223.796
DELAWARE INTERNATIONAL EQUITY FUND	C	190,598.083
DELAWARE INTERNATIONAL EQUITY FUND	Inst.	8,199,832.490

Acquired Fund	Class	Total Shares
DELAWARE INTERNATIONAL EQUITY FUND	R	63,493.732
DELAWARE INTERNATIONAL EQUITY FUND	R6	182,187.184
	Total	19,177,335.285

DELAWARE INTERNATIONAL EQUITY FUND II	A	2,402,114.707
DELAWARE INTERNATIONAL EQUITY FUND II	C	23,495.527
DELAWARE INTERNATIONAL EQUITY FUND II	I	1,292,851.750
DELAWARE INTERNATIONAL EQUITY FUND II	R	24,606.473
DELAWARE INTERNATIONAL EQUITY FUND II	R6	2,425,231.903
DELAWARE INTERNATIONAL EQUITY FUND II	Y	38,982.667
	Total	6,207,283.027
All Acquired Funds	Total	481,567,977.591

How will proxies be solicited?
EQ Fund Solutions, a professional proxy solicitation firm (the Solicitor), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $3,100,000, plus expenses.  Under the agreement with EQ Fund Solutions, EQ Fund Solutions will be paid a project fee, as well as expenses for printing and typesetting, mailing (including reminder mailing), telephone solicitation, and other solicitation expenses. The agreement also provides that EQ Fund Solutions shall be indemnified against certain losses, claims, damages, liabilities and expenses arising in connection with the agreement.
The Acquired Funds expect that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain Acquired Fund shareholders may be contacted, such as by telephone, mail, or email, if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Acquired Funds. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Acquired Funds believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.
In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Proxy Statement/Prospectus.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Proxy Statement/Prospectus.  The Solicitor representative will record the shareholder’s instructions on the proxy card.  Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

The Acquired Funds will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Acquired Funds may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Acquired Funds or their affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, mail, or email, or personally.
The Acquired Funds expect that, before the Meeting, broker-dealer firms holding shares of an Acquired Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the Acquired Funds understands that current NYSE rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.
Are there dissenters’ rights?
If the Reorganizations are approved at the Meeting, shareholders of the Acquired Funds will not have the right to dissent and obtain payment of the fair value of their shares because the Acquired Funds’ Agreement and Declaration of Trust and By-Laws do not provide for them. Shareholders of the Acquired Funds, however, will be able to redeem or exchange shares of the Acquired Funds at NAV until the respective Closing Date of the Reorganizations.  After the Reorganizations, shareholders may redeem the Acquiring Fund shares.
MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers as described below:

Transfer Agent: Delaware Investments® Fund Services Company (DIFSC), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Funds. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Fund will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Fund. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.
Subtransfer Agent: BNY Mellon Investment Servicing (US) Inc. (BNYMIS) provides subtransfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.
Fund Accountants: The Bank of New York Mellon (BNY Mellon), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Funds on a relative NAV basis.
Custodian: BNY Mellon is the custodian of each Fund’s securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. BNY Mellon also serves as the Funds' custodian for their investments in foreign securities.
Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trusts’ legal counsel.
Independent Registered Public Accountants: PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for each Trust.
Securities Lending Agent: BNY Mellon serves as the Funds’ securities lending agent.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

Additional Information.

More information about the Acquiring Funds and Acquired Funds is included in the following documents. The prospectuses for the Acquired Funds are incorporated herein by reference and considered a part of this Proxy Statement/Prospectus, along with the SAI (relating to this Proxy Statement/Prospectus), each of which have been filed with the SEC.

Fund	Prospectus	SAI	Shareholder Report
Delaware Ivy Accumulative Fund (File No. 033-45961)	October 30, 2023	October 30, 2023	Semi-Annual Report to Shareholders for the period ended December 31, 2023 Annual Report to Shareholders for the period ended June 30, 2023
Delaware Select Growth Fund (File No. 002-95928)	February 27, 2024	February 27, 2024	Annual Report to Shareholders for the period ended October 31, 2023
Delaware Ivy Large Cap Growth Fund (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholders for the period ended March 31, 2023 Semi-Annual Report to Shareholders for the period ended September 30, 2023
Delaware Mid Cap Growth Equity Fund (File No. 033-00442)	July 31, 2023	July 31, 2023	Annual Report to Shareholders for the period ended March 31, 2023 Semi-Annual Report to Shareholders for the period ended September 30, 2023
Delaware Ivy Mid Cap Growth Fund (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholders for the period ended March 31, 2023 Semi-Annual Report to Shareholders for the period ended September 30, 2023
Delaware Small Cap Growth Fund (File No. 033-00442)	July 31, 2023	July 31, 2023	Annual Report to Shareholders for the period ended March 31, 2023 Semi-Annual Report to Shareholders for the period ended September 30, 2023
Delaware Ivy Small Cap Growth Fund (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholders for the period ended March 31, 2023 Semi-Annual Report to Shareholders for the period ended September 30, 2023

Fund	Prospectus	SAI	Shareholder Report
Delaware Ivy Core Bond Fund (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholders for the period ended March 31, 2023 Semi-Annual Report to Shareholders for the period ended September 30, 2023
Delaware Diversified Income Fund (File No. 033-67490)	February 28, 2023	February 28, 2023	Annual Report to Shareholders for the period ended October 31, 2023
Delaware High-Yield Opportunities Fund (File No. 002-37707)	November 30, 2023	November 30, 2023	Annual Report to Shareholders for the period ended July 31, 2023
Delaware Ivy High Income Fund (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholders for the period ended March 31, 2023 Semi-Annual Report to Shareholders for the period ended September 30, 2023
Delaware Ivy Value Fund (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholder for the period ended March 31, 2023 Semi-Annual Report to Shareholder for the period ended September 30, 2023
Delaware Value Fund (File No. 002-13017)	March 30, 2023	March 30, 2023	Annual Report to Shareholder for the period ended November 30, 2023
Delaware Global Equity Fund (File No. 033-00442)	January 29, 2024	January 29, 2024	Annual Report to Shareholder for the period ended September 30, 2023
Delaware Global Equity Fund II (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholder for the period ended March 31, 2023 Semi-Annual Report to Shareholder for the period ended September 30, 2023
Delaware Ivy Global Growth Fund (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholder for the period ended March 31, 2023 Semi-Annual Report to Shareholder for the period ended September 30, 2023
Delaware International Equity Fund (File No. 033-41034)	March 30, 2023	March 30, 2023	Annual Report to Shareholder for the period ended November 30, 2023
Delaware International Equity Fund II (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholder for the period ended March 31, 2023 Semi-Annual Report to Shareholder for the period ended September 30, 2023
Delaware Ivy International Core Equity Fund (File No. 033-45961)	July 31, 2023	July 31, 2023	Annual Report to Shareholder for the period ended March 31, 2023 Semi-Annual Report to Shareholder for the period ended September 30, 2023

You may request free copies of the Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/literature; by writing or calling your financial advisor or by calling toll‑free at 800 523-1918.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statements.  Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and Proxy Statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials are available on the SEC’s website at www.SEC.gov. To request information regarding the Funds, you may also send an email to the SEC at publicinfo@sec.gov.

EXHIBITS TO
PROXY STATEMENT/PROSPECTUS
Exhibit

A	Form of Agreement and Plan of Reorganization
B	Financial Highlights
C	Comparison of Shareholder Rights
D	Fund Risk Descriptions

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [__] day of [_______], 2024 by and among (i) each of the Delaware Funds by Macquarie open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Delaware Funds by Macquarie open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”), with respect to Section 9.1 only.
WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company; and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each

Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
(b) The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property that can legally be transferred, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”).  For the avoidance of doubt, (i) any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder; and (ii) Assets shall not include any assets or property that cannot be transferred to the Acquiring Fund pursuant to applicable law or regulation.
(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a).  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.
(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
2.	VALUATION
2.1. With respect to each Reorganization:
(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s valuation designee (“Valuation Time”).  On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.
(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.  All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.
(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
3.2. With respect to each Reorganization:
(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.
(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
4.	REPRESENTATIONS AND WARRANTIES
4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of the

Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:
(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of the Target Entity;
(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened.  All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;
(d) Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are designated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets);
(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.
(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A.  To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(j) Since the last day of the Target Fund’s most recently completed fiscal year,

there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements.  To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction.  The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.  As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code.  The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date.  The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights.  In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(n) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(p) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;
(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself.  The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns.  The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, the applicable Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:
(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;
(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;
(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A.  To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any)  required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(m) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
(p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represent and warrant as follows:
(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;
(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.
5.	COVENANTS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
5.1. With respect to each Reorganization:
(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
(b) If required by the 1940 Act or other applicable law, the Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.
(c) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.
(d) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
(g) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.
(h) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
(k) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
(l) The limited contingent deferred sales charge (“CDSC”) applicable to Class A of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A shares of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS
6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and
(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS
7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
(c) If requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);
(d) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;
(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;
(f) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;
(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(h) The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of each of the Target Entity and Acquiring Entity.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
8.2. If required by the 1940 Act or other applicable law, this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of a Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;
8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.
9.	EXPENSES
9.1. With respect to each Reorganization, the cost of such Reorganization will be paid 1/3 by Management and 2/3 by the applicable Target Fund(s) and Acquiring Fund(s) allocated by total Target and Acquiring Funds’ assets under management.
10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND
10.1. After the Closing Date, except as otherwise agreed to by the parties, the Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
 THIS AGREEMENT MAY BE TERMINATED AND THE TRANSACTIONS CONTEMPLATED HEREBY MAY BE ABANDONED WITH RESPECT TO ONE OR MORE (OR ALL) REORGANIZATIONS BY MUTUAL AGREEMENT OF THE PARTIES.
13.	AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers of this Agreement or any certificates or other documentation shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Fund and Target Fund.

Delaware Group Adviser Funds
Delaware Group Equity Funds II
Delaware Group Equity Funds IV
Delaware Group Global & International
  Funds
Delaware Group Income Funds
Delaware Group Limited-Term Government
  Funds
Delaware VIP Trust
Ivy Funds
Ivy Variable Insurance Portfolios
Voyageur Intermediate Tax Free Funds
Voyageur Mutual Funds III
Voyageur Tax Free Funds,
each on behalf of its respective series
   identified on Exhibit A hereto

By:   _________________________________
Name:
Title:

With respect to Section 9.1 only, Delaware Management Company, a series of Macquarie Investment Management Business Trust By: _________________________________ Name: Title:

A-1

EXHIBIT A

CHART OF REORGANIZATIONS

TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY		ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY
Group A Info Statement Funds
Delaware Ivy Total Return Bond Fund, a series of Ivy Funds	Delaware Ivy Global Bond Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Class R6	Class R6
Delaware Ivy High Yield Fund, a series of Ivy Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Class A	Class A
Class I	Class I
Class R6	Class R6
Group B Proxy Statement Funds
Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Ivy Core Bond Fund, a series of Ivy Funds	Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R

A-2

Class R6	Class R6
Class Y	Class A
Delaware Ivy Accumulative Fund, a series of Ivy Funds	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Delaware Select Growth Fund, a series of Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Delaware Mid Cap Growth Equity Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Small Cap Growth Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Delaware Ivy Value Fund, a series of Ivy Funds	Delaware Value Fund, a series of Delaware Group Equity Funds II
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6

A-3

Class Y	Class A
Delaware Global Equity Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Class A	Class A
Institutional Class	Class I
Class R6	Class R6
Delaware Global Equity Fund II1, a series of Ivy Funds	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Class R	Class R
Class R6	Class R6
Class Y	Class Y
Delaware International Equity Fund[2], a series of Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Ivy International Fund II3, a series of Ivy Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds
Class A	Class A
Class I	Class I
Class R6	Class R6
Group C Proxy Statement Funds

1 Formerly, Delaware Global Value Equity Fund.
2 Formerly, Delaware International Value Equity Fund.
3 Formerly, Delaware Global Value Equity Fund.
A-4

Delaware Ivy Government Securities Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Class R6
Group D Proxy Statement Funds
Delaware Tax-Free Minnesota Intermediate Fund, a series of Voyageur Intermediate Tax Free Funds	Delaware Tax-Fee Minnesota Fund, a series of Voyageur Tax Free Funds
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Group E Proxy Statement Funds – VIP Funds
Delaware VIP Global Equity, a series of Ivy Variable Insurance Portfolios	Delaware Ivy VIP Global Growth, a series of Ivy Variable Insurance Portfolios
Class II	Class II
Delaware VIP International Series ($67.5), a series of Delaware VIP Trust	Delaware Ivy VIP International Core Equity ($628.5), a series of Ivy Variable Insurance Portfolios
Standard Class	Class I
Service Class	Class II

A-5

Schedule 1.2(b)
Excluded Assets

[None]

A-6

Schedule 1.2(c)
Excluded Liabilities

[None]
A-7

Schedule 4.1(h)
Target Fund Litigation, Administrative Proceedings and Investigations

[None]
A-8

Schedule 4.1(t)
Target Fund Tax Returns
[None]

A-9

Schedule 4.2(g)
Acquiring Fund Litigation, Administrative Proceedings and Investigations
[None]
A-10

Schedule 8.6
Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
A-11

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
A-12

EXHIBIT B
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). With the exception of the periods indicated below, the information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request by calling 800 523-1918.

Fiscal periods ended on or prior to June 30, 2020 for the Delaware Ivy Accumulative Fund and fiscal periods ended on or prior to March 31, 2020 for the Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Core Bond Fund, Delaware Ivy High Income Fund, Delaware Ivy Value Fund, Delaware Ivy Global Growth Fund, Delaware Global Equity Fund II, Delaware Ivy International Core Equity Fund, and Delaware International Equity Fund II were audited by another independent registered public accounting firm. The information for the six-month period ended September 30, 2023 for Delaware Ivy Large Cap Growth Fund, Delaware Mid Cap Growth Equity Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Small Cap Growth Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Core Bond Fund, Delaware Ivy High Income Fund, Delaware Ivy Value Fund, Delaware Ivy Global Growth Fund, Delaware Global Equity Fund II, Delaware Ivy International Core Equity Fund, and Delaware International Equity Fund II and the six-month period ended December 31, 2023 for Delaware Ivy Accumulative Fund is unaudited.

Financial highlights
Delaware Ivy Accumulative Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

		Year ended
	Six months ended 12/31/23[1] (Unaudited)	6/30/23		6/30/22	6/30/21	6/30/20	6/30/19
Net asset value, beginning of period	$5.08	$7.02		$15.44	$11.18	$10.57	$10.47
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	(0.05)		(0.11)	(0.08)	(0.05)	- [3]
Net realized and unrealized gain (loss)	0.39	0.95		(6.28)	5.07	1.54	1.25
Total from investment operations	0.38	0.90		(6.39)	4.99	1.49	1.25
Less dividends and distributions from:
Net investment income	-	-		(0.10)	-	-	(0.05)
Net realized gain	-	(2.84)		(1.93)	(0.73)	(0.88)	(1.10)
Total dividends and distributions	-	(2.84)		(2.03)	(0.73)	(0.88)	(1.15)
Net asset value, end of period	$5.46	$5.08		$7.02	$15.44	$11.18	$10.57
Total return[4]	7.48%[5]	21.79%		(47.36% )	45.48%	15.01%	13.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$534,569	$556,932		$688,124	$1,578 [6]	$1,185 [6]	$1,141 [6]
Ratio of expenses to average net assets[7]	1.12%	1.10%		1.06%	1.04%	1.10%	1.11%
Ratio of expenses to average net assets prior to fees waived[7]	1.14%	1.10%		1.06%	1.04%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets	(0.48%)	(0.85%	)	(0.89%)	(0.56%)	(0.50%)	0.02%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.50%)	(0.85%)		(0.89%)	(0.56%)	(0.50%)	0.02%
Portfolio turnover	11%	95%		116%	40%	85%	123%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Accumulative Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	Six months ended 12/31/23[1] (Unaudited)	6/30/23	6/30/22	6/30/21		6/30/20		6/30/19
Net asset value, beginning of period	$2.99	$5.34	$12.28	$9.07		$8.81		$8.90
Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.06)	(0.18)	(0.17)		(0.12)		(0.08)
Net realized and unrealized gain (loss)	0.24	0.55	(4.79)	4.07		1.26		1.04
Total from investment operations	0.22	0.49	(4.97)	3.90		1.14		0.96
Less dividends and distributions from:
Net investment income	-	-	(0.04)	-		-		-
Net realized gain	-	(2.84)	(1.93)	(0.69)		(0.88)		(1.05)
Total dividends and distributions	-	(2.84)	(1.97)	(0.69)		(0.88)		(1.05)
Net asset value, end of period	$3.21	$2.99	$5.34	$12.28		$9.07		$8.81
Total return[3]	7.36%	20.66%	(47.80% )	43.94%		13.99%		12.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,746	$1,774	$2,077	$5	[4]	$3	[4]	$3	[4]
Ratio of expenses to average net assets[5]	1.87%	1.92%	1.99%	2.03%		2.06%		2.07%
Ratio of expenses to average net assets prior to fees waived[5]	1.89%	2.18%	2.08%	2.04%		2.14%		2.15%
Ratio of net investment loss to average net assets	(1.23%)	(1.66%)	(1.83% )	(1.53%	)	(1.46%	)	(0.97%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.25%)	(1.92%)	(1.92% )	(1.54%	)	(1.54%	)	(1.05%	)
Portfolio turnover	11%	95%	116%	40%		85%		123%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Accumulative Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	Six months ended 12/31/23[1] (Unaudited)	6/30/23	6/30/22		6/30/21		6/30/20		6/30/19
Net asset value, beginning of period	$5.23	$7.13	$15.63		$11.31		$10.65		$10.55
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	(0.03)	(0.09)		(0.05)		(0.03)		0.03
Net realized and unrealized gain (loss)	0.42	0.97	(6.36)		5.11		1.57		1.25
Total from investment operations	0.41	0.94	(6.45)		5.06		1.54		1.28
Less dividends and distributions from:
Net investment income	-	-	(0.12)		-		-		(0.08)
Net realized gain	-	(2.84)	(1.93)		(0.74)		(0.88)		(1.10)
Total dividends and distributions	-	(2.84)	(2.05)		(0.74)		(0.88)		(1.18)
Net asset value, end of period	$5.64	$5.23	$7.13		$15.63		$11.31		$10.65
Total return[3]	7.84%[4]	22.04%	(47.24%	)[4]	45.60%	[4]	15.38%	[4]	14.07% [4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,737	$95,422	$157,719		$409	[5]	$289	[5]	$261 [5]
Ratio of expenses to average net assets[6]	0.87%	0.79%	0.87%		0.87%		0.87%		0.87%
Ratio of expenses to average net assets prior to fees waived[6]	0.89%	0.79%	0.89%		0.88%		0.91%		0.91%
Ratio of net investment income (loss) to average net assets	(0.23%)	(0.57%)	(0.70%	)	(0.39%	)	(0.28%	)	0.25%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.25%)	(0.57%)	(0.72%	)	(0.40%	)	(0.32%	)	0.21%
Portfolio turnover	11%	95%	116%		40%		85%		123%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Select Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$ 19.48	$41.41	$31.03	$33.70	$39.74
Income (loss) from investment operations:
Net investment loss[1]	(0.16)	(0.30)	(0.42)	(0.26)	(0.16)
Net realized and unrealized gain (loss)	2.09	(19.35)	11.20	9.64	3.75
Total from investment operations	1.93	(19.65)	10.78	9.38	3.59
Less dividends and distributions from:
Net realized gain	—	(2.13)	(0.40)	(12.05)	(9.63)
Return of capital	—	(0.15)	—	—	—
Total dividends and distributions	—	(2.28)	(0.40)	(12.05)	(9.63)
Net asset value, end of period	$ 21.41	$19.48	$41.41	$31.03	$33.70
Total return[2]	9.91%[3]	(50.11%)[3]	34.92%	27.51%	11.42%[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$156,745	$152,321	$325,157	$256,348	$231,410
Ratio of expenses to average net assets	1.15%	1.18%	1.20%	1.24%	1.25%
Ratio of expenses to average net assets prior to fees waived	1.25%	1.26%	1.20%	1.24%	1.25%
Ratio of net investment loss to average net assets	(0.77%)	(1.13%)	(1.09%)	(0.76%)	(0.48%)
Ratio of net investment loss to average net assets prior to fees waived	(0.87%)	(1.21%)	(1.09%)	(0.76%)	(0.48%)
Portfolio turnover	104%[4]	87%	32%	134%[4]	48%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	The Fund's portfolio turnover rate increased substantially during the year due to a change in the Fund's portfolio managers and associated repositioning.

Financial highlights
Delaware Select Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$ 7.79	$18.10	$13.86	$20.37	$27.92
Income (loss) from investment operations:
Net investment loss[1]	(0.12)	(0.20)	(0.31)	(0.29)	(0.25)
Net realized and unrealized gain (loss)	0.83	(7.92)	4.95	5.83	2.33
Total from investment operations	0.71	(8.12)	4.64	5.54	2.08
Less dividends and distributions from:
Net realized gain	—	(2.13)	(0.40)	(12.05)	(9.63
Return of capital	—	(0.06)	—	—	—
Total dividends and distributions	—	(2.19)	(0.40)	(12.05)	(9.63)
Net asset value, end of period	$ 8.50	$7.79	$18.10	$13.86	$20.37
Total return[2]	9.12%[3]	(50.50%)[3]	33.86%	26.55%	10.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,070	$2,378	$5,607	$7,086	$9,578
Ratio of expenses to average net assets	1.90%	1.93%	1.95%	1.99%	2.00%
Ratio of expenses to average net assets prior to fees waived	2.00%	2.01%	1.95%	1.99%	2.00%
Ratio of net investment loss to average net assets	(1.52%)	(1.88%)	(1.84%)	(1.51%)	(1.23%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.62%)	(1.96%)	(1.84%)	(1.51%)	(1.23%	)
Portfolio turnover	104%[4]	87%	32%	134%[4]	48%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	The Fund's portfolio turnover rate increased substantially during the year due to a change in the Fund's portfolio managers and associated repositioning.

Financial highlights
Delaware Select Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$ 16.92	$36.37	$27.36	$30.90	$37.29
Income (loss) from investment operations:
Net investment loss[1]	(0.18)	(0.33)	(0.45)	(0.32)	(0.22)
Net realized and unrealized gain (loss)	1.81	(16.86)	9.86	8.83	3.46
Total from investment operations	1.63	(17.19)	9.41	8.51	3.24
Less dividends and distributions from:
Net realized gain	—	(2.13)	(0.40)	(12.05	(9.63)
Return of capital	—	(0.13)	—	—	—
Total dividends and distributions	—	(2.26)	(0.40)	(12.05)	(9.63)
Net asset value, end of period	$ 18.55	$16.92	$36.37	$27.36	$30.90
Total return[2]	9.63%[3]	(50.25%)[3]	34.59%	27.15%	11.17%[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 709	$974	$3,343	$2,447	$2,882
Ratio of expenses to average net assets	1.40%	1.43%	1.45%	1.49%	1.50%
Ratio of expenses to average net assets prior to fees waived	1.50%	1.51%	1.45%	1.49%	1.50%
Ratio of net investment loss to average net assets	(1.02%)	(1.38%)	(1.34%)	(1.01%)	(0.73%)
Ratio of net investment loss to average net assets prior to fees waived	(1.12%)	(1.46%)	(1.34%)	(1.01%)	(0.73%)
Portfolio turnover	104%[4]	87%	32%	134%[4]	48%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	The Fund's portfolio turnover rate increased substantially during the year due to a change in the Fund's portfolio managers and associated repositioning.

Financial highlights
Delaware Select Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$ 23.20	$48.74	$36.37	$37.81		$43.34
Income (loss) from investment operations:
Net investment loss[1]	(0.13)	(0.28)	(0.38)	(0.20)		(0.08)
Net realized and unrealized gain (loss)	2.49	(22.96)	13.15	10.81		4.18
Total from investment operations	2.36	(23.24)	12.77	10.61		4.10
Less dividends and distributions from:
Net realized gain	—	(2.13)	(0.40)	(12.05)		(9.63)
Return of capital	—	(0.17)	—	—		—
Total dividends and distributions	—	(2.30)	(0.40)	(12.05)		(9.63)
Net asset value, end of period	$ 25.56	$23.20	$48.74	$36.37		$37.81
Total return[2]	10.17%[3]	(49.98%)[3]	35.27%	27.78%		11.71%[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 22,504	$25,303	$62,231	$47,954		$45,718
Ratio of expenses to average net assets	0.90%	0.93%	0.95%	0.99%		1.00%
Ratio of expenses to average net assets prior to fees waived	1.00%	1.01%	0.95%	0.99%		1.00%
Ratio of net investment loss to average net assets	(0.52%)	(0.88%)	(0.84%)	(0.51%)		(0.23%)
Ratio of net investment loss to average net assets prior to fees waived	(0.62%)	(0.96%)	(0.84%)	(0.51%)		(0.23%)
Portfolio turnover	104%[4]	87%	32%	134%	[4]	48%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	The Fund's portfolio turnover rate increased substantially during the year due to a change in the Fund's portfolio managers and associated repositioning.

Financial highlights
Delaware Ivy Large Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$25.18	$31.11	$29.35	$20.52	$22.73	$22.65

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.06)	(0.12)	(0.07)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	2.03	(2.99)	5.20	10.80	0.85	2.87
Total from investment operations	2.00	(3.05)	5.08	10.73	0.83	2.86

Less dividends and distributions from:
Net realized gain	—	(2.88)	(3.32)	(1.90)	(3.04)	(2.78)
Total dividends and distributions	—	(2.88)	(3.32)	(1.90)	(3.04)	(2.78)

Net asset value, end of period	$27.18	$25.18	$31.11	$29.35	$20.52	$22.73

Total return[3]	7.94%[4]	(9.24%)[4]	16.52%	52.78%	2.18%	13.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,162,789	$2,127,513	$2,834,191	$2,740 [5]	$1,936 [5]	$2,113 [5]
Ratio of expenses to average net assets[6]	0.89%	0.93%	0.94%	0.98%	1.01%	1.04%
Ratio of expenses to average net assets prior to fees waived[6]	0.95%	1.00%	0.94%	0.98%	1.01%	1.04%
Ratio of net investment loss to average net assets	(0.23%)	(0.22%)	(0.36%)	(0.24%)	(0.07%)	(0.04%)
Ratio of net investment loss to average net assets prior to fees waived	(0.29%)	(0.29%)	(0.28%)	(0.36%)	(0.24%)	(0.07%)
Portfolio turnover	5%	20%	12%	23%	33%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Large Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.46	$22.78	$22.15	$15.94	$18.30	$18.87

Income (loss) from investment operations:
Net investment loss[2]	(0.09)	(0.19)	(0.30)	(0.22)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	1.40	(2.25)	3.96	8.33	0.75	2.33
Total from investment operations	1.31	(2.44)	3.66	8.11	0.58	2.18

Less dividends and distributions from:
Net realized gain	—	(2.88)	(3.03)	(1.90)	(2.94)	(2.75)
Total dividends and distributions	—	(2.88)	(3.03)	(1.90)	(2.94)	(2.75)

Net asset value, end of period	$18.77	$17.46	$22.78	$22.15	$15.94	$18.30

Total return[3]	7.50%[4]	(9.97%)[4]	15.55%	51.46%	1.38%	12.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,789	$44,773	$63,666	$69 [5]	$69 [5]	$88 [5]
Ratio of expenses to average net assets[6]	1.64%	1.73%	1.80%	1.82%	1.83%	1.81%
Ratio of expenses to average net assets prior to fees waived[6]	1.70%	1.90%	1.80%	1.82%	1.83%	1.81%
Ratio of net investment loss to average net assets	(0.98%)	(1.03%)	(1.23%)	(1.07%)	(0.89%)	(0.81%)
Ratio of net investment loss to average net assets prior to fees waived	(1.04%)	(1.20%)	(1.23%)	(1.07%)	(0.89%)	(0.81%)
Portfolio turnover	5%	20%	12%	23%	33%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Large Cap Growth Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$27.53	$33.61	$31.48	$21.90	$24.09	$23.80

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	0.02 [4]	(0.02)	0.03	0.06	0.06
Net realized and unrealized gain (loss)	2.23	(3.22)	5.56	11.52	0.89	3.03
Total from investment operations	2.23	(3.20)	5.54	11.55	0.95	3.09

Less dividends and distributions from:
Net investment income	—	—	—	(0.01)	(0.07)	—
Net realized gain	—	(2.88)	(3.41)	(1.96)	(3.07)	(2.80)
Total dividends and distributions	—	(2.88)	(3.41)	(1.97)	(3.14)	(2.80)

Net asset value, end of period	$29.76	$27.53	$33.61	$31.48	$21.90	$24.09

Total return[5]	8.10%	(8.99%)	16.87%	53.25%	2.51%	13.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,085,629	$2,723,101	$2,626,992	$2,527 [6]	$1,819 [6]	$1,970 [6]
Ratio of expenses to average net assets[7]	0.64%	0.64%	0.64%	0.64%	0.69%	0.73%
Ratio of expenses to average net assets prior to fees waived[7]	0.70%	0.66%	0.77%	0.79%	0.80%	0.82%
Ratio of net investment income (loss) to average net assets	0.02%	0.07%	(0.06%)	0.09%	0.24%	0.27%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.04%)	0.05%	(0.19%)	(0.06%)	0.13%	0.18%
Portfolio turnover	5%	20%	12%	23%	33%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Large Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$23.26	$29.09	$27.57	$19.43	$21.69	$21.79

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.12)	(0.24)	(0.16)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	1.88	(2.83)	4.89	10.20	0.82	2.74
Total from investment operations	1.82	(2.95)	4.65	10.04	0.72	2.65

Less dividends and distributions from:
Net realized gain	—	(2.88)	(3.13)	(1.90)	(2.98)	(2.75)
Total dividends and distributions	—	(2.88)	(3.13)	(1.90)	(2.98)	(2.75)

Net asset value, end of period	$25.08	$23.26	$29.09	$27.57	$19.43	$21.69

Total return[3]	7.82%[4]	(9.55%)[4]	16.07%	52.17%	1.75%	13.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,368	$10,598	$12,298	$13 [5]	$13 [5]	$18 [5]
Ratio of expenses to average net assets[6]	1.14%	1.23%	1.37%	1.38%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived[6]	1.20%	1.24%	1.37%	1.38%	1.40%	1.40%
Ratio of net investment loss to average net assets	(0.48%)	(0.51%)	(0.79%)	(0.63%)	(0.46%)	(0.40%)
Ratio of net investment loss to average net assets prior to fees waived	(0.54%)	(0.52%)	(0.79%)	(0.63%)	(0.46%)	(0.40%)
Portfolio turnover	5%	20%	12%	23%	33%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Mid Cap Growth Equity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	Year ended
	9/30/23[1] (Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$14.68	$25.06	$43.06	$21.93	$23.85	$22.83

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.18)	(0.37)	(0.38)	(0.26)	(0.20)
Net realized and unrealized gain (loss)	(0.73)	(6.65)	(7.51)	25.13	(0.58)	4.35
Total from investment operations	(0.78)	(6.83)	(7.88)	24.75	(0.84)	4.15

Less dividends and distributions from:
Net realized gain	—	(3.55)	(10.12)	(3.62)	(1.08)	(3.13)
Total dividends and distributions	—	(3.55)	(10.12)	(3.62)	(1.08)	(3.13)

Net asset value, end of period	$ 13.90	$14.68	$25.06	$43.06	$21.93	$23.85

Total return[3]	(5.31%)[4]	(27.22%)	(21.65%)	113.53%	(3.96%)	19.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$642,227	$722,895	$1,212,013	$1,773,669	$805,989	$901,171
Ratio of expenses to average net assets[5]	1.13%	1.15%	1.04%	1.05%	1.10%	1.12%
Ratio of expenses to average net assets prior to fees waived[5]	1.17%	1.15%	1.04%	1.05%	1.10%	1.12%
Ratio of net investment loss to average net assets	(0.65%)	(1.05%)	(1.01%)	(1.01%)	(1.04%)	(0.82%)
Ratio of net investment loss to average net assets prior to fee waived	(0.69%)	(1.05%)	(1.01%)	(1.01%)	(1.04%)	(0.82%)
Portfolio turnover	15%	133%[6]	81%	79%	113%	96%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Mid Cap Growth Equity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six Months Ended	Year ended[1]
	9/30/23[2] (Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$ 17.63	$29.30	$149.00	$88.10	$102.60	$115.50

Income (loss) from investment operations:
Net investment loss[3]	(0.12)	(0.07)	(1.40)	(2.50)	(1.90)	(1.80)
Net realized and unrealized gain (loss)	(0.88)	(8.05)	(17.10)	99.60	(1.80)	20.20
Total from investment operations	(1.00)	(8.12)	(18.50)	97.10	(3.70)	18.40

Less dividends and distributions from:
Net realized gain	—	(3.55)	(101.20)	(36.20)	(10.80)	(31.30)
Total dividends and distributions	—	(3.55)	(101.20)	(36.20)	(10.80)	(31.30)

Net asset value, end of period	$ 16.63	$17.63	$29.30	$149.00	$88.10	$102.60

Total return[4]	(5.67%)[5]	(27.72%)	(22.33%)	111.78%	(4.63%)	18.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 38,429	$46,273	$93,375	$173,533	$63,090	$56,065
Ratio of expenses to average net assets[6]	1.88%	1.90%	1.79%	1.80%	1.85%	1.87%
Ratio of expenses to average net assets prior to fees waived[6]	1.92%	1.90%	1.79%	1.80%	1.85%	1.87%
Ratio of net investment loss to average net assets	(1.40%)	(1.80%)	(1.77%)	(1.76%)	(1.79%)	(1.57%)
Ratio of net investment loss to average net assets prior to fees waived	(1.44%)	(1.80%)	(1.77%)	(1.76%)	(1.79%)	(1.57%)
Portfolio turnover	15%	133% [7]	81%	79%	113%	96%
[1]	On September 9, 2022, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Mid Cap Growth Equity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.86	$21.24	$38.27	$19.74	$21.62	$21.01

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.18)	(0.41)	(0.43)	(0.29)	(0.24)
Net realized and unrealized gain (loss)	(0.59)	(5.65)	(6.50)	22.58	(0.51)	3.98
Total from investment operations	(0.64)	(5.83)	(6.91)	22.15	(0.80)	3.74

Less dividends and distributions from:
Net realized gain	—	(3.55)	(10.12)	(3.62)	(1.08)	(3.13)
Total dividends and distributions	—	(3.55)	(10.12)	(3.62)	(1.08)	(3.13)

Net asset value, end of period	$11.22	$11.86	$21.24	$38.27	$19.74	$21.62

Total return[5]	(5.40%)[4]	(27.43%)	(21.84%)	112.94%	(4.18%)	19.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,046	$8,864	$13,230	$18,905	$8,477	$14,143
Ratio of expenses to average net assets[3]	1.38%	1.40%	1.29%	1.30%	1.35%	1.37%
Ratio of expenses to average net assets prior to fees waived[3]	1.42%	1.40%	1.29%	1.30%	1.35%	1.37%
Ratio of net investment loss to average net assets	(0.90%)	(1.30%)	(1.27%)	(1.26%)	(1.29%)	(1.07%)
Ratio of net investment loss to average net assets prior to fees waived	(0.94%)	(1.30%)	(1.27%)	(1.26%)	(1.29%)	(1.07%)
Portfolio turnover	15%	133%[4]	81%	79%	113%	96%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Mid Cap Growth Equity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended	Year ended
	9/30/23[1] (Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$26.14	$40.71	$62.88	$31.14	$33.35	$30.69

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.23)	(0.43)	(0.43)	(0.28)	(0.19)
Net realized and unrealized gain (loss)	(1.31)	(10.79)	(11.62)	35.79	(0.85)	5.98
Total from investment operations	(1.36)	(11.02)	(12.05)	35.36	(1.13)	5.79

Less dividends and distributions from:
Net realized gain	—	(3.55)	(10.12)	(3.62)	(1.08)	(3.13)
Total dividends and distributions	—	(3.55)	(10.12)	(3.62)	(1.08)	(3.13)

Net asset value, end of period	$24.78	$26.14	$40.71	$62.88	$31.14	$33.35

Total return[3]	(5.20%)[4]	(27.05%)	(21.45%)	114.04%	(3.70%)	19.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$501,018	$627,320	$1,590,990	$2,959,703	$706,785	$585,344
Ratio of expenses to average net assets[5]	0.88%	0.90%	0.79%	0.80%	0.85%	0.87%
Ratio of expenses to average net assets prior to fees waived[5]	0.92%	0.90%	0.79%	0.80%	0.85%	0.87%
Ratio of net investment loss to average net assets	(0.40%)	(0.80%)	(0.76%)	(0.76%)	(0.79%)	(0.57%)
Ratio of net investment loss to average net assets prior to fees waived	(0.44%)	(0.80%)	(0.76%)	(0.76%)	(0.79%)	(0.57%)
Portfolio turnover	15%	133%[6]	81%	79%	113%	96%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Mid Cap Growth Equity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/23[1] (Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$26.30	$40.90	$63.08	$31.21	$33.40	$30.71

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.20)	(0.38)	(0.41)	(0.25)	(0.16)
Net realized and unrealized gain (loss)	(1.31)	(10.85)	(11.68)	35.90	(0.86)	5.98
Total from investment operations	(1.35)	(11.05)	(12.06)	35.49	(1.11)	5.82

Less dividends and distributions from:
Net realized gain	—	(3.55)	(10.12)	(3.62)	(1.08)	(3.13)
Total dividends and distributions	—	(3.55)	(10.12)	(3.62)	(1.08)	(3.13)

Net asset value, end of period	$24.95	$26.30	$40.90	$63.08	$31.21	$33.40

Total return[3]	(5.13%)[4]	(26.99%)	(21.39%)	114.20%	(3.63%)	20.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$91,254	$94,380	$123,731	$144,385	$17,446	$9,005
Ratio of expenses to average net assets[5]	0.79%	0.81%	0.71%	0.73%	0.77%	0.80%
Ratio of expenses to average net assets prior to fees waived[5]	0.83%	0.81%	0.71%	0.73%	0.77%	0.80%
Ratio of net investment loss to average net assets	(0.31%)	(0.71%)	(0.69%)	(0.69%)	(0.71%)	(0.50%)
Ratio of net investment loss to average net assets prior to fees waived	(0.35%)	(0.71%)	(0.69%)	(0.69%)	(0.71%)	(0.50%)
Portfolio turnover	15%	133%[6]	81%	79%	113%	96%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Ivy Mid Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21		3/31/20	3/31/19
Net asset value, beginning of period	$26.14	$32.31	$37.42	$22.28		$25.28	$23.99

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.16)	(0.29)	(0.23)		(0.15)	(0.13)
Net realized and unrealized gain (loss)	(1.37)	(3.20)	0.11	19.03		(1.42)	3.56
Total from investment operations	(1.44)	(3.36)	(0.18)	18.80		(1.57)	3.43

Less dividends and distributions from:
Net realized gain	—	(2.81)	(4.93)	(3.66)		(1.43)	(2.14)
Total dividends and distributions	—	(2.81)	(4.93)	(3.66)		(1.43)	(2.14)

Net asset value, end of period	$24.70	$26.14	$32.31	$37.42		$22.28	$25.28

Total return[3]	(5.51%)[4]	(10.07%)[4]	(1.90%)	85.37%	[4]	(7.20%)[4]	15.72%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,397,507	$1,582,726	$2,158,678	$2,453	[5]	$1,391 [5]	$1,668 [5]
Ratio of expenses to average net assets[6]	1.04%	1.09%	1.12%	1.16%		1.20%	1.23%
Ratio of expenses to average net assets prior to fees waived[6]	1.14%	1.21%	1.12%	1.17%		1.23%	1.25%
Ratio of net investment loss to average net assets	(0.51%)	(0.59%)	(0.76%)	(0.68%)		(0.55%)	(0.53%)
Ratio of net investment loss to average net assets prior to fees waived	(0.61%)	(0.71%)	(0.76%)	(0.69%)		(0.58%)	(0.55%)
Portfolio turnover	17%	23%	27%	33%		22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Mid Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.16	$24.74	$29.76	$18.26	$21.02	$20.44

Income (loss) from investment operations:
Net investment loss[2]	(0.12)	(0.28)	(0.48)	(0.39)	(0.28)	(0.26)
Net realized and unrealized gain (loss)	(1.00)	(2.49)	0.20	15.51	(1.15)	2.98
Total from investment operations	(1.12)	(2.77)	(0.28)	15.12	(1.43)	2.72

Less dividends and distributions from:
Net realized gain	—	(2.81)	(4.74)	(3.62)	(1.33)	(2.14)
Total dividends and distributions	—	(2.81)	(4.74)	(3.62)	(1.33)	(2.14)

Net asset value, end of period	$18.04	$19.16	$24.74	$29.76	$18.26	$21.02

Total return[3]	(5.85%)[4]	(10.79%)[4]	(2.67%)	83.95%[4]	(7.88%)[4]	14.90%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$62,552	$75,826	$121,668	$170 [5]	$143 [5]	$207 [5]
Ratio of expenses to average net assets[6]	1.79%	1.88%	1.93%	1.92%	1.95%	1.94%
Ratio of expenses to average net assets prior to fees waived[6]	1.89%	2.06%	1.93%	1.94%	1.98%	1.96%
Ratio of net investment loss to average net assets	(1.26%)	(1.38%)	(1.57%)	(1.43%)	(1.30%)	(1.25%)
Ratio of net investment loss to average net assets prior to fees waived	(1.36%)	(1.56%)	(1.57%)	(1.45%)	(1.33%)	(1.27%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Mid Cap Growth Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$29.84	$36.32	$41.48	$24.41	$27.52	$25.83

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.09)	(0.18)	(0.12)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	(1.57)	(3.58)	0.07	20.89	(1.57)	3.87
Total from investment operations	(1.61)	(3.67)	(0.11)	20.77	(1.61)	3.83

Less dividends and distributions from:
Net realized gain	—	(2.81)	(5.05)	(3.70)	(1.50)	(2.14)
Total dividends and distributions	—	(2.81)	(5.05)	(3.70)	(1.50)	(2.14)

Net asset value, end of period	$28.23	$29.84	$36.32	$41.48	$24.41	$27.52

Total return[3]	(5.40%)	(9.80%)	(1.56%)	86.00%	(6.75%)	16.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,728,833	$2,887,695	$3,577,939	$3,609 [4]	$1,898 [4]	$2,250 [4]
Ratio of expenses to average net assets[5]	0.79%	0.79%	0.79%	0.79%	0.79%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	0.89%	0.84%	0.95%	0.97%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.26%)	(0.28%)	(0.43%)	(0.31%)	(0.15%)	(0.16%)
Ratio of net investment loss to average net assets prior to fees waived	(0.36%)	(0.33%)	(0.59%)	(0.49%)	(0.36%)	(0.31%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Mid Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$24.71	$30.81	$35.92	$21.54	$24.51	$23.40

Income (loss) from investment operations:
Net investment loss[2]	(0.09)	(0.22)	(0.44)	(0.35)	(0.23)	(0.21)
Net realized and unrealized gain (loss)	(1.30)	(3.07)	0.14	18.37	(1.37)	3.46
Total from investment operations	(1.39)	(3.29)	(0.30)	18.02	(1.60)	3.25

Less dividends and distributions from:
Net realized gain	—	(2.81)	(4.81)	(3.64)	(1.37)	(2.14)
Total dividends and distributions	—	(2.81)	(4.81)	(3.64)	(1.37)	(2.14)

Net asset value, end of period	$23.32	$24.71	$30.81	$35.92	$21.54	$24.51

Total return[3]	(5.63%)	(10.34%)	(2.30%)	84.62%	(7.47%)	15.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,577	$58,839	$74,908	$88 [4]	$46 [4]	$63 [4]
Ratio of expenses to average net assets[5]	1.29%	1.38%	1.54%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived[5]	1.39%	1.42%	1.55%	1.56%	1.58%	1.57%
Ratio of net investment loss to average net assets	(0.76%)	(0.87%)	(1.18%)	(1.07%)	(0.90%)	(0.86%)
Ratio of net investment loss to average net assets prior to fees waived	(0.86%)	(0.91%)	(1.19%)	(1.08%)	(0.93%)	(0.88%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Mid Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$30.21	$36.73	$41.89	$24.63	$27.76	$26.02

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.08)	(0.18)	(0.13)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	(1.60)	(3.63)	0.07	21.09	(1.59)	3.91
Total from investment operations	(1.63)	(3.71)	(0.11)	20.96	(1.63)	3.88

Less dividends and distributions from:
Net realized gain	—	(2.81)	(5.05)	(3.70)	(1.50)	(2.14)
Total dividends and distributions	—	(2.81)	(5.05)	(3.70)	(1.50)	(2.14)

Net asset value, end of period	$28.58	$30.21	$36.73	$41.89	$24.63	$27.76

Total return[3]	(5.39%)	(9.80%)	(1.54%)	86.00%	(6.77%)	16.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,068,620	$1,048,374	$980,539	$736 [4]	$256 [4]	$282 [4]
Ratio of expenses to average net assets[5]	0.76%	0.79%	0.79%	0.79%	0.79%	0.80%
Ratio of expenses to average net assets prior to fees waived[5]	0.86%	0.83%	0.80%	0.82%	0.85%	0.85%
Ratio of net investment loss to average net assets	(0.23%)	(0.28%)	(0.43%)	(0.33%)	(0.15%)	(0.11%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.33%)	(0.32%)	(0.44%)	(0.36%)	(0.21%)	(0.16%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Small Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six Months Ended	Year ended
	9/30/23[1] (Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$ 8.78	$11.84	$17.63	$9.23	$10.39	$11.59

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.10)	(0.19)	(0.21)	(0.13)	(0.14)
Net realized and unrealized gain (loss)	0.28	(2.96)	(3.51)	11.79	(0.88)	2.33
Total from investment operations	0.25	(3.06)	(3.70)	11.58	(1.01)	2.19

Less dividends and distributions from:
Net realized gain	—	—[3]	(2.09)	(3.18)	(0.15)	(3.39)
Total dividends and distributions	—	—[3]	(2.09)	(3.18)	(0.15)	(3.39)

Net asset value, end of period	$ 9.03	$8.78	$11.84	$17.63	$9.23	$10.39

Total return[4]	2.85%[5]	(25.82%)[5]	(22.58%)	128.96%[5]	(9.93%)[5]	22.47%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19,546	$18,410	$19,180	$25,560	$2,053	$2,330
Ratio of expenses to average net assets[6]	1.14%	1.27%	1.28%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[6]	1.31%	1.37%	1.28%	1.31%	1.65%	2.68
Ratio of net investment loss to average net assets	(0.71%)	(1.18%)	(1.21%)	(1.21%)	(1.26%)	(1.19%)
Ratio of net investment loss to average net assets prior to fees waived.	(0.88%)	(1.28%)	(1.21%)	(1.22%)	(1.61%)	(2.57%)
Portfolio turnover	58%	122%	115%	118%	139%	158%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Small Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six Months Ended	Year ended
	9/30/23[1] (Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$ 8.11	$11.01	$16.68	$8.88	$10.08	$11.43

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.16)	(0.29)	(0.32)	(0.20)	(0.21)
Net realized and unrealized gain (loss)	0.26	(2.74)	(3.29)	11.30	(0.85)	2.25
Total from investment operations	0.20	(2.90)	(3.58)	10.98	(1.05)	2.04

Less dividends and distributions from:
Net realized gain	—	— [3]	(2.09)	(3.18)	(0.15)	(3.39)
Total dividends and distributions	—	— [3]	(2.09)	(3.18)	(0.15)	(3.39)

Net asset value, end of period	$ 8.31	$8.11	$11.01	$16.68	$8.88	$10.08

Total return[4]	2.47%[5]	(26.31%)[5]	(23.18%)	127.18%[5]	(10.64%)[5]	21.42%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 4,151	$4,434	$6,155	$7,564	$773	$478
Ratio of expenses to average net assets[6]	1.89%	2.02%	2.03%	2.05%	2.05%	2.05%
Ratio of expenses to average net assets prior to fees waived[6]	2.06%	2.12%	2.03%	2.06%	2.40%	3.43%
Ratio of net investment loss to average net assets	(1.46%)	(1.93%)	(1.96%)	(1.96%)	(2.01%)	(1.94%)
Ratio of net investment loss to average net assets prior to fees waived.	(1.63%)	(2.03%)	(1.96%)	(1.97%)	(2.36%)	(3.32%)
Portfolio turnover	58%	122%	115%	118%	139%	158%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Small Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six Months Ended[1]	Year ended
	9/30/23 (Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$ 8.53	$11.53	$17.28	$9.10	$10.27	$11.53

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.12)	(0.23)	(0.23)	(0.16)	(0.17)
Net realized and unrealized gain (loss)	0.27	(2.88)	(3.43)	11.59	(0.86)	2.30
Total from investment operations	0.23	(3.00)	(3.66)	11.36	(1.02)	2.13

Less dividends and distributions from:
Net realized gain	—	— [3]	(2.09)	(3.18)	(0.15)	(3.39)
Total dividends and distributions	—	— [3]	(2.09)	(3.18)	(0.15)	(3.39)

Net asset value, end of period	$ 8.76	$8.53	$11.53	$17.28	$9.10	$10.27

Total return[4]	2.70%[5]	(25.99%)[5]	(22.82%)	128.36%[5]	(10.15%)[5]	22.05%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,270	$ 1,225	$1,851	$2,975	$1,120	$1,577
Ratio of expenses to average net assets[6]	1.39%	1.52%	1.53%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived[6]	1.56%	1.62%	1.53%	1.56%	1.90%	2.93%
Ratio of net investment loss to average net assets	(0.96%)	(1.43%)	(1.46%)	(1.46%)	(1.51%)	(1.44%)
Ratio of net investment loss to average net assets prior to fees waived.	(1.13%)	(1.53%)	(1.46%)	(1.47%)	(1.86%)	(2.82%)
Portfolio turnover	58%	122%	115%	118%	139%	158%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Small Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six Months Ended	Year ended
	9/30/23[1] (Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$ 8.98	$12.07	$17.89	$9.33	$10.47	$11.64
Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.08)	(0.15)	(0.15)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	0.28	(3.01)	(3.58)	11.89	(0.88)	2.33
Total from investment operations	0.26	(3.09)	(3.73)	11.74	(0.99)	2.22

Less dividends and distributions from:
Net realized gain	—	— [3]	(2.09)	(3.18)	(0.15)	(3.39)
Total dividends and distributions	—	— [3]	(2.09)	(3.18)	(0.15)	(3.39)

Net asset value, end of period	$ 9.24	$8.98	$12.07	$17.89	$9.33	$10.47

Total return[4]	2.90%[5]	(25.58%)[5]	(22.42%)	129.33%[5]	(9.66%)[5]	22.68%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 94,351	$95,269	$187,409	$142,615	$58,923	$8,931
Ratio of expenses to average net assets[6]	0.89%	1.02%	1.03%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets prior to fees waived[6]	1.06%	1.12%	1.03%	1.06%	1.40%	2.43%
Ratio of net investment loss to average net assets	(0.46%)	(0.93%)	(0.96%)	(0.96%)	(1.01%)	(0.94%)
Ratio of net investment loss to average net assets prior to fees waived.	(0.63%)	(1.03%)	(0.96%)	(0.97%)	(1.36%)	(2.32%)
Portfolio turnover	58%	122%	115%	118%	139%	158%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Small Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.67	$14.47	$22.28	$13.27	$17.19	$18.63

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.07)	(0.16)	(0.18)	(0.15)	(0.15)
Net realized and unrealized gain (loss)	(0.24)	(2.12)	(1.56)	11.15	(2.59)	1.44
Total from investment operations	(0.29)	(2.19)	(1.72)	10.97	(2.74)	1.29

Less dividends and distributions from:
Net investment income	—	—	(0.19)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.73)
Total dividends and distributions	—	(0.61)	(6.09)	(1.96)	(1.18)	(2.73)

Net asset value, end of period	$11.38	$11.67	$14.47	$22.28	$13.27	$17.19

Total return[3]	(2.49%)[4]	(14.90%)[4]	(8.23%)	84.34%	(17.35%)	7.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$600,454	$681,798	$1,030,905	$1,318 [5]	$788 [5]	$1,099 [5]
Ratio of expenses to average net assets[6]	1.14%	1.21%	1.24%	1.26%	1.31%	1.32%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.34%	1.24%	1.26%	1.31%	1.32%
Ratio of net investment loss to average net assets	(0.77%)	(0.58%)	(0.81%)	(0.93%)	(0.87%)	(0.84%)
Ratio of net investment loss to average net assets prior to fees waived	(0.89%)	(0.71%)	(0.81%)	(0.93%)	(0.87%)	(0.84%)
Portfolio turnover	27%	51%	40%	57%	40%	42%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Small Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$6.67	$8.66	$15.96	$9.92	$13.23	$14.97

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.09)	(0.22)	(0.24)	(0.21)	(0.23)
Net realized and unrealized gain (loss)	(0.14)	(1.29)	(1.07)	8.24	(1.92)	1.14
Total from investment operations	(0.19)	(1.38)	(1.29)	8.00	(2.13)	0.91

Less dividends and distributions from:
Net investment income	—	—	(0.11)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.65)
Total dividends and distributions	—	(0.61)	(6.01)	(1.96)	(1.18)	(2.65)

Net asset value, end of period	$6.48	$6.67	$8.66	$15.96	$9.92	$13.23

Total return[3]	(2.85%)[4]	(15.56%)[4]	(8.89%)[4]	82.81%	(17.94%)[4]	6.99%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,670	$20,607	$36,063	$57 [5]	$51 [5]	$88 [5]
Ratio of expenses to average net assets[6]	1.89%	1.95%	2.04%	2.04%	2.05%	2.05%
Ratio of expenses to average net assets prior to fees waived[6]	2.01%	2.28%	2.11%	2.04%	2.09%	2.06%
Ratio of net investment loss to average net assets	(1.53%)	(1.33%)	(1.62%)	(1.69%)	(1.62%)	(1.56%)
Ratio of net investment loss to average net assets prior to fees waived	(1.65%)	(1.66%)	(1.69%)	(1.69%)	(1.66%)	(1.57%)
Portfolio turnover	27%	51%	40%	57%	40%	42%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Small Cap Growth Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.39	$23.48	$32.06	$18.51	$23.43	$24.36

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.05)	(0.14)	(0.15)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	(0.40)	(3.43)	(2.28)	15.66	(3.63)	1.93
Total from investment operations	(0.45)	(3.48)	(2.42)	15.51	(3.74)	1.82

Less dividends and distributions from:
Net investment income	—	—	(0.26)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.75)
Total dividends and distributions	—	(0.61)	(6.16)	(1.96)	(1.18)	(2.75)

Net asset value, end of period	$18.94	$19.39	$23.48	$32.06	$18.51	$23.43

Total return[3]	(2.32%)	(14.68%)	(7.88%)	85.00%	(16.99%)	8.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$502,446	$560,403	$904,112	$1,216 [4]	$778 [4]	$1,034 [4]
Ratio of expenses to average net assets[5]	0.89%	0.89%	0.89%	0.89%	0.89%	0.94%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	0.92%	1.02%	1.03%	1.04%	1.04%
Ratio of net investment loss to average net assets	(0.52%)	(0.26%)	(0.46%)	(0.55%)	(0.46%)	(0.47%)
Ratio of net investment loss to average net assets prior to fees waived	(0.64%)	(0.29%)	(0.59%)	(0.69%)	(0.61%)	(0.57%)
Portfolio turnover	27%	51%	40%	57%	40%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Small Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.02	$13.75	$21.50	$12.89	$16.78	$18.27

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.10)	(0.23)	(0.24)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	(0.22)	(2.02)	(1.49)	10.81	(2.51)	1.41
Total from investment operations	(0.28)	(2.12)	(1.72)	10.57	(2.71)	1.21

Less dividends and distributions from:
Net investment income	—	—	(0.13)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.70)
Total dividends and distributions	—	(0.61)	(6.03)	(1.96)	(1.18)	(2.70)

Net asset value, end of period	$10.74	$11.02	$13.75	$21.50	$12.89	$16.78

Total return[3]	(2.54%)[4]	(15.18%)[4]	(8.57%)	83.70%	(17.60%)	7.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,965	$43,146	$56,050	$70 [5]	$43 [5]	$66 [5]
Ratio of expenses to average net assets[6]	1.39%	1.48%	1.61%	1.62%	1.63%	1.62%
Ratio of expenses to average net assets prior to fees waived[6]	1.51%	1.50%	1.61%	1.62%	1.63%	1.62%
Ratio of net investment loss to average net assets	(1.02%)	(0.84%)	(1.19%)	(1.29%)	(1.19%)	(1.14%)
Ratio of net investment loss to average net assets prior to fees waived	(1.14%)	(0.86%)	(1.19%)	(1.29%)	(1.19%)	(1.14%)
Portfolio turnover	27%	51%	40%	57%	40%	42%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Core Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.20	0.30	0.18	0.20	0.27	0.32
Net realized and unrealized gain (loss)	(0.58)	(0.80)	(0.59)	0.57	(0.07)	0.09
Total from investment operations	(0.38)	(0.50)	(0.41)	0.77	0.20	0.41

Less dividends and distributions from:
Net investment income	(0.19)	(0.31)	(0.20)	(0.22)	(0.28)	(0.32)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.19)	(0.31)	(0.23)	(0.47)	(0.37)	(0.32)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(4.09%)	(4.91%)	(3.95%)	7.32%	1.79%	3.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,663	$135,039	$177,936	$219 [4]	$199 [4]	$177 [4]
Ratio of expenses to average net assets[5]	0.70%	0.78%	0.86%	0.87%	1.00%	1.02%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	1.09%	0.98%	0.97%	1.02%	1.05%
Ratio of net investment income to average net assets	4.28%	3.12%	1.65%	1.77%	2.48%	2.95%
Ratio of net investment income to average net assets prior to fees waived	4.01%	2.81%	1.53%	1.67%	2.46%	2.92%
Portfolio turnover	47%	128%	86%	98%	118%	91%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Core Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.16	0.21	0.09	0.11	0.19	0.25
Net realized and unrealized gain (loss)	(0.57)	(0.79)	(0.59)	0.58	(0.07)	0.09
Total from investment operations	(0.41)	(0.58)	(0.50)	0.69	0.12	0.34

Less dividends and distributions from:
Net investment income	(0.16)	(0.23)	(0.11)	(0.14)	(0.20)	(0.25)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.16)	(0.23)	(0.14)	(0.39)	(0.29)	(0.25)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(4.45%)	(5.69%)	(4.71%)	6.50%	1.02%	3.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,107	$4,022	$6,362	$11 [4]	$14 [4]	$13 [4]
Ratio of expenses to average net assets[5]	1.45%	1.61%	1.66%	1.64%	1.75%	1.71%
Ratio of expenses to average net assets prior to fees waived[5]	1.72%	2.02%	1.76%	1.74%	1.77%	1.74%
Ratio of net investment income to average net assets	3.53%	2.27%	0.85%	1.01%	1.73%	2.26%
Ratio of net investment income to average net assets prior to fees waived	3.26%	1.86%	0.75%	0.91%	1.71%	2.23%
Portfolio turnover	47%	128%	86%	98%	118%	91%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Core Bond Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.21	0.32	0.22	0.24	0.32	0.37
Net realized and unrealized gain (loss)	(0.57)	(0.79)	(0.59)	0.58	(0.07)	0.09
Total from investment operations	(0.36)	(0.47)	(0.37)	0.82	0.25	0.46

Less dividends and distributions from:
Net investment income	(0.21)	(0.34)	(0.24)	(0.27)	(0.33)	(0.37)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.21)	(0.34)	(0.27)	(0.52)	(0.42)	(0.37)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(3.97%)	(4.61%)	(3.55%)	7.77%	2.25%	4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,650	$250,769	$493,000	$772 [4]	$742 [4]	$586 [4]
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.45%	0.54%	0.54%
Ratio of expenses to average net assets prior to fees waived[5]	0.72%	0.64%	0.71%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets	4.53%	3.37%	2.06%	2.20%	2.93%	3.43%
Ratio of net investment income to average net assets prior to fees waived	4.26%	3.18%	1.80%	1.93%	2.74%	3.23%
Portfolio turnover	47%	128%	86%	98%	118%	91%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Core Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.18	0.28	0.14	0.16	0.24	0.29
Net realized and unrealized gain (loss)	(0.56)	(0.81)	(0.59)	0.57	(0.07)	0.09
Total from investment operations	(0.38)	(0.53)	(0.45)	0.73	0.17	0.38

Less dividends and distributions from:
Net investment income	(0.18)	(0.28)	(0.16)	(0.18)	(0.25)	(0.29)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.18)	(0.28)	(0.19)	(0.43)	(0.34)	(0.29)

Net asset value, end of period	$8.78	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(4.10%)	(5.17%)	(4.28%)	6.97%	1.48%	3.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$868	$891	$863	$1 [4]	$1 [4]	$1 [4]
Ratio of expenses to average net assets[5]	0.95%	1.03%	1.21%	1.20%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.22%	1.20%	1.34%	1.30%	1.32%	1.33%
Ratio of net investment income to average net assets	4.03%	2.95%	1.30%	1.46%	2.18%	2.67%
Ratio of net investment income to average net assets prior to fees waived	3.76%	2.78%	1.17%	1.36%	2.16%	2.64%
Portfolio turnover	47%	128%	86%	98%	118%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Core Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.21	0.32	0.22	0.24	0.32	0.37
Net realized and unrealized gain (loss)	(0.57)	(0.79)	(0.59)	0.58	(0.07)	0.09
Total from investment operations	(0.36)	(0.47)	(0.37)	0.82	0.25	0.46

Less dividends and distributions from:
Net investment income	(0.21)	(0.34)	(0.24)	(0.27)	(0.33)	(0.37)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.21)	(0.34)	(0.27)	(0.52)	(0.42)	(0.37)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(3.95%)	(4.60%)	(3.55%)	7.77%	2.25%	4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,820	$74,458	$147,696	$184 [4]	$133 [4]	$110 [4]
Ratio of expenses to average net assets[5]	0.41%	0.45%	0.45%	0.45%	0.54%	0.54%
Ratio of expenses to average net assets prior to fees waived[5]	0.68%	0.62%	0.58%	0.57%	0.58%	0.58%
Ratio of net investment income to average net assets	4.56%	3.35%	2.06%	2.20%	2.94%	3.41%
Ratio of net investment income to average net assets prior to fees waived	4.29%	3.18%	1.93%	2.08%	2.90%	3.37%
Portfolio turnover	47%	128%	86%	98%	118%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Core Bond Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.20	0.30	0.18	0.20	0.27	0.33
Net realized and unrealized gain (loss)	(0.58)	(0.80)	(0.59)	0.57	(0.07)	0.09
Total from investment operations	(0.38)	(0.50)	(0.41)	0.77	0.20	0.42

Less dividends and distributions from:
Net investment income	(0.19)	(0.31)	(0.20)	(0.22)	(0.28)	(0.33)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.19)	(0.31)	(0.23)	(0.47)	(0.37)	(0.33)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(4.09%)	(4.90%)	(3.94%)	7.33%	1.82%	4.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,564	$4,909	$6,186	$7 [4]	$10 [4]	$5 [4]
Ratio of expenses to average net assets[5]	0.70%	0.76%	0.86%	0.87%	0.96%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	0.95%	0.99%	0.97%	0.98%	0.98%
Ratio of net investment income to average net assets	4.28%	3.16%	1.65%	1.78%	2.48%	3.03%
Ratio of net investment income to average net assets prior to fees waived	4.01%	2.97%	1.52%	1.68%	2.46%	3.00%
Portfolio turnover	47%	128%	86%	98%	118%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Diversified Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

		Year ended
	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$ 7.30	$9.17	$9.23	$8.85	$8.19
Income (loss) from investment operations:
Net investment income[1]	0.29	0.21	0.19	0.22	0.27
Net realized and unrealized gain (loss)	(0.21)	(1.77)	(0.02)	0.42	0.68
Total from investment operations	0.08	(1.56)	0.17	0.64	0.95

Net investment income	(0.30)	(0.25)	(0.23)	(0.26)	(0.27)
Net realized gain	—	(0.06)	— [2]	—	—
Return of capital	—	— [2]	—	—	(0.02)
Total dividends and distributions	(0.30)	(0.31)	(0.23)	(0.26)	(0.29)
Net asset value, end of period	$ 7.08	$7.30	$9.17	$9.23	$8.85
Total return[3]	0.93%	(17.34% )	1.90%	7.37%	11.82% [4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$461,253	$511,883	$716,494	$733,935	$751,229
Ratio of expenses to average net assets[5]	0.70%	0.70%	0.69%	0.69%	0.70%
Ratio of expenses to average net assets prior to fees waived[5]	0.87%	0.89%	0.86%	0.86%	0.88%
Ratio of net investment income to average net assets	3.88%	2.57%	2.04%	2.47%	3.16%
Ratio of net investment income to average net assets prior to fees waived	3.71%	2.38%	1.87%	2.30%	2.98%
Portfolio turnover	107%	106%	198%	112%	167%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Diversified Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

			Year ended
	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$ 7.30	$9.17	$9.22	$8.85	$8.19
Income (loss) from investment operations:
Net investment income[1]	0.24	0.15	0.12	0.15	0.20
Net realized and unrealized gain (loss)	(0.22)	(1.77)	(0.01)	0.41	0.69
Total from investment operations	0.02	(1.62)	0.11	0.56	0.89
Less dividends and distributions from:
Net investment income	(0.24)	(0.19)	(0.16)	(0.19)	(0.21)
Net realized gain	—	(0.06)	— [2]	—	—
Return of capital	—	— [2]	—	—	(0.02)
Total dividends and distributions	(0.24)	(0.25)	(0.16)	(0.19)	(0.23)
Net asset value, end of period	$ 7.08	$7.30	$9.17	$9.22	$8.85
Total return[3]	0.17%	(17.96% )	1.25%	6.45%	10.99% [4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,260	$46,151	$79,733	$149,707	$250,652
Ratio of expenses to average net assets[5]	1.45%	1.45%	1.44%	1.44%	1.45%
Ratio of expenses to average net assets prior to fees waived[5]	1.62%	1.64%	1.61%	1.61%	1.63%
Ratio of net investment income to average net assets	3.13%	1.82%	1.29%	1.72%	2.41%
Ratio of net investment income to average net assets prior to fees waived	2.96%	1.63%	1.12%	1.55%	2.23%
Portfolio Turnover	107%	106^	198%	112%	167%

[1] Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Diversified Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$ 7.30	$9.17	$9.22	$8.85	$8.19
Income (loss) from investment operations:
Net investment income[1]	0.27	0.19	0.17	0.20	0.25
Net realized and unrealized gain (loss)	(0.22)	(1.77)	(0.01)	0.41	0.68
Total from investment operations	0.05	(1.58)	0.16	0.61	0.93
Less dividends and distributions from:
Net investment income	(0.28)	(0.23)	(0.21)	(0.24)	(0.25)
Net realized gain	—	(0.06)	— [2]	—	—
Return of capital	—	— [2]	—	—	(0.02)
Total dividends and distributions	(0.28)	(0.29)	(0.21)	(0.24)	(0.27)
Net asset value, end of period	$ 7.07	$7.30	$9.17	$9.22	$8.85
Total return[3]	0.54%	(17.55% )	1.76%	6.99%	11.54% [4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,448	$15,253	$21,563	$26,403	$36,082
Ratio of expenses to average net assets[5]	0.95%	0.95%	0.94%	0.94%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%	1.14%	1.11%	1.11%	1.13%
Ratio of net investment income to average net assets	3.63%	2.32%	1.79%	2.22%	2.91%
Ratio of net investment income to average net assets prior to fees waived	3.46%	2.13%	1.62%	2.05%	2.73%
Portfolio turnover	107%	106%	198%	112%	167%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Diversified Income Fund – Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$ 7.30	$9.18	$9.23	$8.86	$8.20
Income (loss) from investment operations:
Net investment income[1]	0.31	0.23	0.21	0.25	0.29
Net realized and unrealized gain (loss)	(0.21)	(1.78)	(0.01)	0.40	0.68
Total from investment operations	0.10	(1.55)	0.20	0.65	0.97
Less dividends and distributions from:
Net investment income	(0.32)	(0.27)	(0.25)	(0.28)	(0.29)
Net realized gain	—	(0.06)	— [2]	—	—
Return of capital	—	— [2]	—	—	(0.02)
Total dividends and distributions	(0.32)	(0.33)	(0.25)	(0.28)	(0.31)
Net asset value, end of period	$ 7.08	$7.30	$9.18	$9.23	$8.86
Total return[3]	1.18%	(17.22% )	2.27%	7.52%	12.09% [4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,991,742	$1,981,547	$3,129,804	$2,671,510	$2,619,167
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.44%	0.44%	0.45%
Ratio of expenses to average net assets prior to fees waived[5]	0.62%	0.64%	0.61%	0.61%	0.63%
Ratio of net investment income to average net assets	4.13%	2.82%	2.29%	2.72%	3.41%
Ratio of net investment income to average net assets prior to fees waived	3.96%	2.63%	2.12%	2.55%	3.23%
Portfolio turnover	107%	106%	198%	112%	167%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Diversified Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$ 7.30	$9.18	$9.23	$8.86	$8.20
Income (loss) from investment operations:
Net investment income[1]	0.32	0.24	0.22	0.25	0.30
Net realized and unrealized gain (loss)	(0.21)	(1.78)	(0.01)	0.41	0.68
Total from investment operations	0.11	(1.54)	0.21	0.66	0.98
Less dividends and distributions from:
Net investment income	(0.33)	(0.28)	(0.26)	(0.29)	(0.30)
Net realized gain	—	(0.06)	— [2]	—	—
Return of capital	—	— [2]	—	—	(0.02)
Total dividends and distributions	(0.33)	(0.34)	(0.26)	(0.29)	(0.32)
Net asset value, end of period	$ 7.08	$7.30	$9.18	$9.23	$8.86
Total return[3]	1.27%	(17.15% )	2.35%	7.61%	12.18% [4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$175,309	$152,413	$231,735	$38,057	$23,584
Ratio of expenses to average net assets[5]	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to fees waived[5]	0.53%	0.55%	0.53%	0.53%	0.54%
Ratio of net investment income to average net assets	4.22%	2.91%	2.37%	2.80%	3.50%
Ratio of net investment income to average net assets prior to fees waived	4.05%	2.72%	2.20%	2.63%	3.32%
Portfolio turnover	107%	106%	198%	112%	167%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware High-Yield Opportunities Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$3.42	$3.91	$3.74	$3.76	$3.71

Income (loss) from investment operations:
Net investment income[1]	0.20	0.17	0.17	0.19	0.20
Net realized and unrealized gain (loss)	(0.07)	(0.48)	0.18	(0.02)	0.06
Total from investment operations	0.13	(0.31)	0.35	0.17	0.26

Less dividends and distributions from:
Net investment income	(0.20)	(0.18)	(0.18)	(0.19)	(0.21)
Net realized gain	—	— [2]	—	—	—
Return of capital	—	—	—	— [2]	— [2]
Total dividends and distributions	(0.20)	(0.18)	(0.18)	(0.19)	(0.21)

Net asset value, end of period	$3.35	$3.42	$3.91	$3.74	$3.76

Total return[3]	4.15%	(8.01%)	9.68%	4.89%	7.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$323,096	$353,662	$447,179	$110,750	$121,500
Ratio of expenses to average net assets[4]	0.88%	0.89%	0.93%	0.94%	0.94%
Ratio of expenses to average net assets prior to fees waived[4]	1.11%	1.09%	1.19%	1.16%	1.15%
Ratio of net investment income to average net assets	5.98%	4.51%	4.55%	5.09%	5.50%
Ratio of net investment income to average net assets prior to fees waived	5.75%	4.31%	4.29%	4.87%	5.29%
Portfolio turnover	31%	50%	91%	108%	76%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware High-Yield Opportunities Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$3.42	$3.91	$3.74	$3.77	$3.72

Income (loss) from investment operations:
Net investment income[1]	0.17	0.14	0.15	0.16	0.17
Net realized and unrealized gain (loss)	(0.06)	(0.47)	0.18	(0.02)	0.06
Total from investment operations	0.11	(0.33)	0.33	0.14	0.23

Less dividends and distributions from:
Net investment income	(0.18)	(0.16)	(0.16)	(0.17)	(0.18)
Net realized gain	—	— [2]	—	—	—
Return of capital	—	—	—	— [2]	— [2]
Total dividends and distributions	(0.18)	(0.16)	(0.16)	(0.17)	(0.18)

Net asset value, end of period	$3.35	$3.42	$3.91	$3.74	$3.77

Total return[3]	3.37%	(8.70%)	8.86%	3.83%	6.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,038	$4,665	$7,177	$15,622	$21,170
Ratio of expenses to average net assets[4]	1.63%	1.64%	1.68%	1.69%	1.69%
Ratio of expenses to average net assets prior to fees waived[4]	1.86%	1.84%	1.94%	1.91%	1.90%
Ratio of net investment income to average net assets	5.23%	3.76%	3.80%	4.34%	4.75%
Ratio of net investment income to average net assets prior to fees waived	5.00%	3.56%	3.54%	4.12%	4.54%
Portfolio turnover	31%	50%	91%	108%	76%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware High-Yield Opportunities Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$3.43	$3.92	$3.75	$3.78	$3.73

Income (loss) from investment operations:
Net investment income[1]	0.19	0.16	0.17	0.18	0.19
Net realized and unrealized gain (loss)	(0.06)	(0.47)	0.17	(0.02)	0.06
Total from investment operations	0.13	(0.31)	0.34	0.16	0.25

Less dividends and distributions from:
Net investment income	(0.20)	(0.18)	(0.17)	(0.19)	(0.20)
Net realized gain	—	— [2]	—	—	—
Return of capital	—	—	—	— [2]	— [2]
Total dividends and distributions	(0.20)	(0.18)	(0.17)	(0.19)	(0.20)

Net asset value, end of period	$3.36	$3.43	$3.92	$3.75	$3.78

Total return[3]	3.89%	(8.21%)	9.39%	4.35%	6.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,805	$2,513	$2,857	$3,891	$4,805
Ratio of expenses to average net assets[4]	1.13%	1.14%	1.18%	1.19%	1.19%
Ratio of expenses to average net assets prior to fees waived[4]	1.36%	1.34%	1.44%	1.41%	1.40%
Ratio of net investment income to average net assets	5.73%	4.26%	4.30%	4.84%	5.25%
Ratio of net investment income to average net assets prior to fees waived	5.50%	4.06%	4.04%	4.62%	5.04%
Portfolio turnover	31%	50%	91%	108%	76%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor . Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$3.42	$3.91	$3.74	$3.76	$3.71

Income (loss) from investment operations:
Net investment income[1]	0.21	0.18	0.18	0.20	0.21
Net realized and unrealized gain (loss)	(0.07)	(0.48)	0.18	(0.02)	0.06
Total from investment operations	0.14	(0.30)	0.36	0.18	0.27

Less dividends and distributions from:
Net investment income	(0.21)	(0.19)	(0.19)	(0.20)	(0.22)
Net realized gain	—	— [2]	—	—	—
Return of capital	—	—	—	— [2]	— [2]
Total dividends and distributions	(0.21)	(0.19)	(0.19)	(0.20)	(0.22)

Net asset value, end of period	$3.35	$3.42	$3.91	$3.74	$3.76

Total return[3]	4.41%	(7.78)%	9.95%	5.15%	7.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,071	$64,111	$97,188	$42,315	$44,923
Ratio of expenses to average net assets[4]	0.63%	0.64%	0.68%	0.69%	0.69%
Ratio of expenses to average net assets prior to fees waived[4]	0.86%	0.84%	0.94%	0.91%	0.90%
Ratio of net investment income to average net assets	6.23%	4.76%	4.80%	5.34%	5.75%
Ratio of net investment income to average net assets prior to fees waived	6.00%	4.56%	4.54%	5.12%	5.54%
Portfolio turnover	31%	50%	91%	108%	76%

[1]		Calculated using average shares outstanding.
[2]		Amount is less than $0.005 per share.
[3]
 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]		Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware High-Yield Opportunities Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

			4/29/2[1]
		Year ended	to
	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$3.42	$3.91	$3.88

Income (loss) from investment operations:
Net investment income[2]	0.21	0.18	0.03
Net realized and unrealized gain (loss)	(0.07)	(0.47)	0.05
Total from investment operations	0.14	(0.29)	0.08

Less dividends and distributions from:
Net investment income	(0.21)	(0.20)	(0.05)
Net realized gain	—	— [3]	—
Total dividends and distributions	(0.21)	(0.20)	(0.05)

Net asset value, end of period	$ 3.35	$3.42	$3.91

Total return[4]	4.45%	(7.74%)	2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,996	$$53,833	$68,460
Ratio of expenses to average net assets[5]	0.58%	0.59%	0.59%
Ratio of expenses to average net assets prior to fees waived[5]	0.79%	0.79%	0.87%
Ratio of net investment income to average net assets	6.28%	4.81%	4.01%
Ratio of net investment income to average net assets prior to fees waived	6.07%	4.61%	3.73%
Portfolio turnover	31%	50%	91% [6]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the year ended July 31, 2021.

Financial highlights
Delaware Ivy High Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.22	0.44	0.46	0.41	0.49	0.50
Net realized and unrealized gain (loss)	(0.10)	(0.86)	(0.38)	1.21	(1.29)	(0.29)
Total from investment operations	0.12	(0.42)	0.08	1.62	(0.80)	0.21

Less dividends and distributions from:
Net investment income	(0.21)	(0.44)	(0.45)	(0.43)	(0.49)	(0.50)
Total dividends and distributions	(0.21)	(0.44)	(0.45)	(0.43)	(0.49)	(0.50)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.09%	(6.02%)[4]	1.09%[5]	28.16%	(12.03%)	2.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,111,081	$1,196,375	$1,576,813	$1,816 [6]	$1,465 [6]	$1,930 [6]
Ratio of expenses to average net assets[7]	0.98%	1.00%	0.95%	0.97%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[7]	0.98%	1.02%	0.95%	0.97%	0.95%	0.95%
Ratio of net investment income to average net assets	7.36%	7.38%	6.44%	6.16%	6.89%	6.81%
Ratio of net investment income to average net assets prior to fees waived	7.36%	7.36%	6.44%	6.16%	6.89%	6.81%
Portfolio turnover	14%	50%	48%	59%	30%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.19	0.40	0.40	0.36	0.44	0.45
Net realized and unrealized gain (loss)	(0.09)	(0.86)	(0.37)	1.22	(1.29)	(0.29)
Total from investment operations	0.10	(0.46)	0.03	1.58	(0.85)	0.16

Less dividends and distributions from:
Net investment income	(0.19)	(0.40)	(0.40)	(0.39)	(0.44)	(0.45)
Total dividends and distributions	(0.19)	(0.40)	(0.40)	(0.39)	(0.44)	(0.45)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	1.71%	(6.70%)[4]	0.38%[4,5]	27.28%[4]	(12.66%)[4]	2.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123,409	$141,497	$221,601	$321 [6]	$447 [6]	$683 [6]
Ratio of expenses to average net assets[7]	1.73%	1.71%	1.66%	1.66%	1.66%	1.66%
Ratio of expenses to average net assets prior to fees waived[7]	1.73%	1.81%	1.70%	1.70%	1.68%	1.66%
Ratio of net investment income to average net assets	6.62%	6.64%	5.72%	5.50%	6.17%	6.10%
Ratio of net investment income to average net assets prior to fees waived	6.62%	6.54%	5.68%	5.46%	6.15%	6.10%
Portfolio turnover	14%	50%	48%	59%	30%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Income Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.22	0.45	0.47	0.43	0.50	0.52
Net realized and unrealized gain (loss)	(0.09)	(0.85)	(0.37)	1.21	(1.29)	(0.29)
Total from investment operations	0.13	(0.40)	0.10	1.64	(0.79)	0.23

Less dividends and distributions from:
Net investment income	(0.22)	(0.46)	(0.47)	(0.45)	(0.50)	(0.52)
Total dividends and distributions	(0.22)	(0.46)	(0.47)	(0.45)	(0.50)	(0.52)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.22%	(5.79%)	1.31%[4]	28.44%	(11.83%)	3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,001,071	$1,035,891	$1,454,150	$1,868 [5]	$1,487 [5]	$2,058 [5]
Ratio of expenses to average net assets[6]	0.73%	0.75%	0.74%	0.75%	0.73%	0.72%
Ratio of net investment income to average net assets	7.60%	7.61%	6.66%	6.38%	7.11%	7.05%
Portfolio turnover	14%	50%	48%	59%	30%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.21	0.42	0.43	0.39	0.46	0.47
Net realized and unrealized gain (loss)	(0.09)	(0.85)	(0.37)	1.21	(1.29)	(0.29)
Total from investment operations	0.12	(0.43)	0.06	1.60	(0.83)	0.18

Less dividends and distributions from:
Net investment income	(0.21)	(0.43)	(0.43)	(0.41)	(0.46)	(0.47)
Total dividends and distributions	(0.21)	(0.43)	(0.43)	(0.41)	(0.46)	(0.47)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	1.96%	(6.29%)	0.71%[4]	27.67%	(12.36%)	2.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,799	$34,322	$44,613	$48 [5]	$45 [5]	$62 [5]
Ratio of expenses to average net assets[6]	1.23%	1.28%	1.34%	1.35%	1.32%	1.30%
Ratio of net investment income to average net assets	7.10%	7.09%	6.05%	5.79%	6.52%	6.47%
Portfolio turnover	14%	50%	48%	59%	30%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.23	0.46	0.48	0.44	0.51	0.53
Net realized and unrealized gain (loss)	(0.10)	(0.86)	(0.37)	1.21	(1.29)	(0.29)
Total from investment operations	0.13	(0.40)	0.11	1.65	(0.78)	0.24

Less dividends and distributions from:
Net investment income	(0.22)	(0.46)	(0.48)	(0.46)	(0.51)	(0.53)
Total dividends and distributions	(0.22)	(0.46)	(0.48)	(0.46)	(0.51)	(0.53)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.23%	(5.68%)	1.45%[4]	28.63%	(11.69%)	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,154	$59,659	$64,630	$67 [5]	$64 [5]	$71 [5]
Ratio of expenses to average net assets[6]	0.69%	0.64%	0.60%	0.60%	0.58%	0.56%
Ratio of net investment income to average net assets	7.70%	7.78%	6.78%	6.54%	7.27%	7.22%
Portfolio turnover	14%	50%	48%	59%	30%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$21.02	$27.62	$26.18	$16.79	$22.61	$23.27

Income (loss) from investment operations:
Net investment income[2]	0.17	0.25	0.31	0.29	0.41	0.28
Net realized and unrealized gain (loss)	(0.76)	(2.01)	4.14	9.86	(3.98)	0.50
Total from investment operations	(0.59)	(1.76)	4.45	10.15	(3.57)	0.78

Less dividends and distributions from:
Net investment income	(0.17)	(0.45)	(0.44)	(0.29)	(0.33)	(0.20)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.17)	(4.84)	(3.01)	(0.76)	(2.25)	(1.44)

Net asset value, end of period	$20.26	$21.02	$27.62	$26.18	$16.79	$22.61

Total return[3]	(2.81%)[4]	(6.47%)[4]	17.35%	61.22%[4]	(18.67%)	3.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$274,336	$318,903	$405,826	$359 [5]	$251 [5]	$354 [5]
Ratio of expenses to average net assets[6]	1.08%	1.10%	1.09%	1.19%	1.21%	1.21%
Ratio of expenses to average net assets prior to fees waived[6]	1.14%	1.14%	1.09%	1.20%	1.21%	1.21%
Ratio of net investment income to average net assets	1.56%	1.01%	1.07%	1.36%	1.68%	1.21%
Ratio of net investment income to average net assets prior to fees waived	1.50%	0.97%	1.07%	1.35%	1.68%	1.21%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.65	$26.19	$24.95	$16.02	$21.69	$22.40

Income (loss) from investment operations:
Net investment income[2]	0.08	0.05	0.05	0.13	0.22	0.13
Net realized and unrealized gain (loss)	(0.70)	(1.90)	3.95	9.39	(3.79)	0.45
Total from investment operations	(0.62)	(1.85)	4.00	9.52	(3.57)	0.58

Less dividends and distributions from:
Net investment income	(0.10)	(0.30)	(0.19)	(0.12)	(0.18)	(0.05)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.10)	(4.69)	(2.76)	(0.59)	(2.10)	(1.29)

Net asset value, end of period	$18.93	$19.65	$26.19	$24.95	$16.02	$21.69

Total return[3]	(3.15%)[4]	(7.24%)[4]	16.32%	59.94%	(19.29%)	2.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,082	$6,143	$6,611	$7 [5]	$8 [5]	$14 [5]
Ratio of expenses to average net assets[6]	1.83%	1.88%	1.97%	1.99%	1.99%	1.94%
Ratio of expenses to average net assets prior to fees waived[6]	1.89%	1.98%	1.97%	1.99%	1.99%	1.94%
Ratio of net investment income to average net assets	0.81%	0.23%	0.18%	0.65%	0.94%	0.59%
Ratio of net investment income to average net assets prior to fees waived	0.75%	0.13%	0.18%	0.65%	0.94%	0.59%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Value Fund Class I
 Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$21.18	$27.78	$26.31	$16.88	$22.72	$23.38

Income (loss) from investment operations:
Net investment income[2]	0.19	0.36	0.37	0.35	0.47	0.36
Net realized and unrealized gain (loss)	(0.76)	(2.07)	4.17	9.91	(4.00)	0.50
Total from investment operations	(0.57)	(1.71)	4.54	10.26	(3.53)	0.86

Less dividends and distributions from:
Net investment income	(0.20)	(0.50)	(0.50)	(0.36)	(0.39)	(0.28)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.20)	(4.89)	(3.07)	(0.83)	(2.31)	(1.52)

Net asset value, end of period	$20.41	$21.18	$27.78	$26.31	$16.88	$22.72

Total return[3]	(2.72%)[4]	(6.25%)	17.61%	61.66%[4]	(18.40%)	3.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$270,027	$346,249	$938,672	$829 [5]	$522 [5]	$579 [5]
Ratio of expenses to average net assets[6]	0.83%	0.86%	0.88%	0.91%	0.92%	0.91%
Ratio of expenses to average net assets prior to fees waived[6]	0.89%	0.86%	0.88%	0.92%	0.92%	0.91%
Ratio of net investment income to average net assets	1.81%	1.45%	1.28%	1.62%	1.94%	1.51%
Ratio of net investment income to average net assets prior to fees waived	1.75%	1.45%	1.28%	1.61%	1.94%	1.51%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Value Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$20.92	$27.54	$26.11	$16.74	$22.56	$23.22

Income (loss) from investment operations:
Net investment income[2]	0.13	0.12	0.08	0.21	0.33	0.22
Net realized and unrealized gain (loss)	(0.74)	(2.00)	4.28	9.83	(3.98)	0.49
Total from investment operations	(0.61)	(1.88)	4.36	10.04	(3.65)	0.71

Less dividends and distributions from:
Net investment income	(0.09)	(0.35)	(0.36)	(0.20)	(0.25)	(0.13)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.09)	(4.74)	(2.93)	(0.67)	(2.17)	(1.37)

Net asset value, end of period	$20.22	$20.92	$27.54	$26.11	$16.74	$22.56

Total return[3]	(2.92%)[4]	(6.95%)[4]	16.99%	60.59%	(18.94%)	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5	$20	$14	$— [5,6]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	1.33%	1.56%	1.53%	1.57%	1.55%	1.52%
Ratio of expenses to average net assets prior to fees waived[7]	1.36%	1.80%	1.53%	1.57%	1.55%	1.52%
Ratio of net investment income to average net assets	1.19%	0.49%	0.29%	0.96%	1.34%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.16%	0.25%	0.29%	0.96%	1.34%	0.95%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Value Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$21.38	$27.89	$26.40	$16.94	$22.80	$23.45

Income (loss) from investment operations:
Net investment income[2]	0.20	0.44	0.41	0.39	0.51	0.41
Net realized and unrealized gain (loss)	(0.77)	(2.13)	4.19	9.94	(4.02)	0.50
Total from investment operations	(0.57)	(1.69)	4.60	10.33	(3.51)	0.91

Less dividends and distributions from:
Net investment income	(0.20)	(0.43)	(0.54)	(0.40)	(0.43)	(0.32)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.20)	(4.82)	(3.11)	(0.87)	(2.35)	(1.56)

Net asset value, end of period	$20.61	$21.38	$27.89	$26.40	$16.94	$22.80

Total return[3]	(2.69%)[4]	(6.18%)	17.81%	61.93%	(18.29%)	4.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,792	$4,247	$126,573	$146 [5]	$113 [5]	$140 [5]
Ratio of expenses to average net assets[6]	0.81%	0.74%	0.72%	0.76%	0.77%	0.76%
Ratio of expenses to average net assets prior to fees waived[6]	0.85%	0.74%	0.72%	0.76%	0.77%	0.76%
Ratio of net investment income to average net assets	1.83%	1.70%	1.42%	1.81%	2.13%	1.72%
Ratio of net investment income to average net assets prior to fees waived	1.79%	1.70%	1.42%	1.81%	2.13%	1.72%
Portfolio turnover	7%	103%	64%	60%	68%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Value Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$20.97	$27.57	$26.14	$16.77	$22.65	$23.31

Income (loss) from investment operations:
Net investment income[2]	0.17	0.25	0.28	0.33	0.46	0.33
Net realized and unrealized gain (loss)	(0.76)	(2.01)	4.16	9.80	(4.09)	0.47
Total from investment operations	(0.59)	(1.76)	4.44	10.13	(3.63)	0.80

Less dividends and distributions from:
Net investment income	(0.18)	(0.45)	(0.44)	(0.29)	(0.33)	(0.22)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.18)	(4.84)	(3.01)	(0.76)	(2.25)	(1.46)

Net asset value, end of period	$20.20	$20.97	$27.57	$26.14	$16.77	$22.65

Total return[3]	(2.85%)[4]	(6.49%)	17.32%[4]	61.18%	(18.89%)	3.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89	$87	$108	$— [5,6]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	1.08%	1.11%	1.11%	1.18%	1.19%	1.15%
Ratio of expenses to average net assets prior to fees waived[7]	1.14%	1.11%	1.14%	1.18%	1.19%	1.15%
Ratio of net investment income to average net assets	1.56%	1.01%	1.03%	1.61%	1.93%	1.37%
Ratio of net investment income to average net assets prior to fees waived	1.50%	1.01%	1.00%	1.61%	1.93%	1.37%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Value® Fund Class A shares

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$20.86	$24.41	$21.14	$22.44	$22.29
Income (loss) from investment operations:
Net investment income[1]	0.28	0.27	0.31	0.38	0.36
Net realized and unrealized gain (loss)	(1.52)	1.40	3.45	(0.63)	1.02
Total from investment operations	(1.24)	1.67	3.76	(0.25)	1.38
Less dividends and distributions from:
Net investment income	(0.31)	(0.28)	(0.35)	(0.38)	(0.36)
Net realized gain	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
Total dividends and distributions	(1.91)	(5.22)	(0.49)	(1.05)	(1.23)
Net asset value, end of period	$17.71	$20.86	$24.41	$21.14	$22.44
Total return[2]	(6.00%)	7.40%	17.94%	(0.90% )	7.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,117,813	$1,383,399	$1,542,371	$1,505,191	$1,992,320
Ratio of expenses to average net assets[3]	0.94%	0.93%	0.93%	0.93%	0.93%
Ratio of net investment income to average net assets	1.54%	1.33%	1.32%	1.93%	1.68%
Portfolio turnover	19%	11%	22%	25%	16%

[1]	Calculated using average shares outstanding.
[2]
 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Value® Fund Class C shares
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$20.83	$24.37	$21.10	$22.38	$22.23
Income (loss) from investment operations:
Net investment income[1]	0.14	0.12	0.13	0.23	0.20
Net realized and unrealized gain (loss)	(1.51)	1.39	3.44	(0.62)	1.01
Total from investment operations	(1.37)	1.51	3.57	(0.39)	1.21
Less dividends and distributions from:
Net investment income	(0.16)	(0.11)	(0.16)	(0.22)	(0.19)
Net realized gain	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
Total dividends and distributions	(1.76)	(5.05)	(0.30)	(0.89)	(1.06)
Net asset value, end of period	$17.70	$20.83	$24.37	$21.10	$22.38
Total return[2]	(6.71%)	6.57%	17.04%	(1.68% )	6.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$101,616	$187,592	$253,333	$319,180	$542,875
Ratio of expenses to average net assets[3]	1.69%	1.68%	1.68%	1.68%	1.68%
Ratio of net investment income to average net assets	0.79%	0.57%	0.57%	1.18%	0.93%
Portfolio turnover	19%	11%	22%	25%	16%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Value® Fund Class R shares
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	20.84	$24.39	$21.13	$22.43	$22.27
Income (loss) from investment operations:
Net investment income[1]	0.23	0.22	0.25	0.33	0.30
Net realized and unrealized gain (loss)	(1.50)	1.40	3.44	(0.62)	1.03
Total from investment operations	(1.27)	1.62	3.69	(0.29)	1.33
Less dividends and distributions from:
Net investment income	(0.27)	(0.23)	(0.29)	(0.34)	(0.30)
Net realized gain	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
Total dividends and distributions	(1.87)	(5.17)	(0.43)	(1.01)	(1.17)
Net asset value, end of period	$17.70	$20.84	$24.39	$21.13	$22.43
Total return[2]	(6.21%)	7.11%	17.61%	(1.16% )	6.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,008	$40,863	$48,382	$52,840	$81,159
Ratio of expenses to average net assets[3]	1.19%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income to average net assets	1.29%	1.07%	1.07%	1.68%	1.43%
Portfolio turnover	19%	11%	22%	25%	16%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Value® Fund Institutional Class shares
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$20.85	$24.40	$21.14	$22.45	$22.30
Income (loss) from investment operations:
Net investment income[1]	0.32	0.32	0.37	0.43	0.41
Net realized and unrealized gain (loss)	(1.51)	1.41	3.43	(0.64)	1.02
Total from investment operations	(1.19)	1.73	3.80	(0.21)	1.43
Less dividends and distributions from:
Net investment income	(0.36)	(0.34)	(0.40)	(0.43)	(0.41)
Net realized gain	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
Total dividends and distributions	(1.96)	(5.28)	(0.54)	(1.10)	(1.28)
Net asset value, end of period	$17.70	$20.85	$24.40	$21.14	$22.45
Total return[2]	(5.77%)	7.69%	18.19%	(0.68% )	7.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,917,872	$4,903,817	$6,216,726	$7,427,159	$11,037,713
Ratio of expenses to average net assets[3]	0.69%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets	1.79%	1.57%	1.57%	2.18%	1.93%
Portfolio turnover	19%	11%	22%	25%	16%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Value® Fund Class R6 shares
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$20.85	$24.41	$21.14	$22.45	$22.30
Income (loss) from investment operations:
Net investment income[1]	0.34	0.34	0.40	0.45	0.44
Net realized and unrealized gain (loss)	(1.52)	1.40	3.44	(0.64)	1.01
Total from investment operations	(1.18)	1.74	3.84	(0.19)	1.45
Less dividends and distributions from:
Net investment income	(0.36)	(0.36)	(0.43)	(0.45)	(0.43)
Net realized gain	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
Total dividends and distributions	(1.96)	(5.30)	(0.57)	(1.12)	(1.30)
Net asset value, end of period	$17.71	$20.85	$24.41	$21.14	$22.45
Total return[2]	(5.68%)	7.77%	18.36%	(0.57% )	7.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 382,148	$752,826	$1,028,424	$1,121,302	$1,162,129
Ratio of expenses to average net assets[3]	0.61%	0.59%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	1.87%	1.67%	1.67%	2.28%	2.03%
Portfolio turnover	19%	11%	22%	25%	16%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Global Equity Fund Class A shares
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20[1]	9/30/19
Net asset value, beginning of period	$4.92	$7.13	$6.67	$7.50	$8.81

Income (loss) from investment operations:
Net investment income[2]	0.07	0.06	0.07	0.06	0.04
Net realized and unrealized gain (loss)	0.97	(1.39)	0.73	0.23	(0.35)
Total from investment operations	1.04	(1.33)	0.80	0.29	(0.31)

Less dividends and distributions from:
Net investment income	(0.03)	(0.07)	(0.07)	(0.08)	—
Net realized gain	(0.08)	(0.81)	(0.27)	(1.04)	(1.00)
Total dividends and distributions	(0.11)	(0.88)	(0.34)	(1.12)	(1.00)

Net asset value, end of period	$5.85	$4.92	$7.13	$6.67	$7.50

Total return[3]	21.40%[4]	(21.35%)[4]	12.11%	3.89%[4]	(1.48%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,255	$156,157	$233,850	$271,088	$344,592
Ratio of expenses to average net assets[5]	1.19%	1.30%	1.36%	1.41%	1.44%
Ratio of expenses to average net assets prior to fees waived[5]	1.30%	1.39%	1.36%	1.42%	1.46%
Ratio of net investment income to average net assets	1.13%	1.00%	0.94%	0.86%	0.55%
Ratio of net investment income to average net assets prior to fees waived	1.02%	0.91%	0.94%	0.85%	0.53%
Portfolio turnover	119%[6]	30%	34%	128%	119%

[1]
On October 4, 2019, Class A shares of the predecessor fund First Investors Global Fund were reorganized into Class A shares of Delaware Global Equity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.

[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Global Equity Fund Institutional Class shares
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20[1]	9/30/19
Net asset value, beginning of period	$5.26	$7.48	$6.97	$7.74	$9.03

Income (loss) from investment operations:
Net investment income[2]	0.09	0.07	0.09	0.07	0.07
Net realized and unrealized gain (loss)	1.05	(1.48)	0.77	0.25	(0.36)
Total from investment operations	1.14	(1.41)	0.86	0.32	(0.29)

Less dividends and distributions from:
Net investment income	(0.08)	—	(0.08)	(0.05)	—
Net realized gain	(0.08)	(0.81)	(0.27)	(1.04)	(1.00)
Total dividends and distributions	(0.16)	(0.81)	(0.35)	(1.09)	(1.00)

Net asset value, end of period	$6.24	$5.26	$7.48	$6.97	$7.74

Total return[3]	21.83%	(21.24%)	12.54%	4.24%	(1.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,444	$1,906	$15,345	$17,475	$75,077
Ratio of expenses to average net assets[4]	0.94%	1.03%	1.07%	1.09%	1.09%
Ratio of expenses to average net assets prior to fees waived[4]	1.05%	1.12%	1.11%	1.18%	1.11%
Ratio of net investment income to average net assets	1.39%	1.08%	1.24%	0.93%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.28%	0.99%	1.20%	0.84%	0.93%
Portfolio turnover	119%[5]	30%	34%	128%	119%

[1]
On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Global Fund were reorganized into Institutional Class shares of Delaware Global Equity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.

[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Global Equity Fund Class R6 shares
Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20[1]	9/30/19
Net asset value, beginning of period	$5.33	$7.58	$6.98	$7.80	$9.08

Income (loss) from investment operations:
Net investment income[2]	0.13	0.07	0.02	0.08	0.07
Net realized and unrealized gain (loss)	1.04	(1.50)	0.85	0.25	(0.35)
Total from investment operations	1.17	(1.43)	0.87	0.33	(0.28)

Less dividends and distributions from:
Net investment income	(0.05)	(0.01)	—	(0.11)	—
Net realized gain	(0.08)	(0.81)	(0.27)	(1.04)	(1.00)
Total dividends and distributions	(0.13)	(0.82)	(0.27)	(1.15)	(1.00)

Net asset value, end of period	$6.37	$5.33	$7.58	$6.98	$7.80

Total return[3]	22.04%	(21.21%)	12.61%	4.32%	(1.08%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97	$16	$138	$1,317	$1,946
Ratio of expenses to average net assets[4]	0.86%	0.98%	1.02%	1.03%	1.02%
Ratio of expenses to average net assets prior to fees waived[4]	0.91%	1.05%	1.05%	1.13%	1.04%
Ratio of net investment income to average net assets	1.99%	0.97%	0.31%	1.21%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.94%	0.90%	0.28%	1.11%	0.93%
Portfolio turnover	119%[5]	30%	34%	128%	119%

[1]
On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Global Fund were reorganized into Class R6 shares of Delaware Global Equity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.

[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Global Equity Fund II Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.06	$12.72	$13.72	$9.64	$11.90	$13.84

Income (loss) from investment operations:
Net investment income[2]	0.07	0.13	0.20	0.26	0.29	0.29
Net realized and unrealized gain (loss)	(0.49)	0.12	(0.07)	4.23	(2.13)	(0.34)
Total from investment operations	(0.42)	0.25	0.13	4.49	(1.84)	(0.05)

Less dividends and distributions from:
Net investment income	(0.07)	(0.11)	(0.42)	(0.23)	(0.30)	(0.32)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.07)	(4.91)	(1.13)	(0.41)	(0.42)	(1.89)

Net asset value, end of period	$7.57	$8.06	$12.72	$13.72	$9.64	$11.90

Total return[3]	(5.24%)[4]	5.75%[4]	0.51%[4]	47.07%[4]	(16.11%)[4]	0.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$169,411	$197,879	$263,835	$310 [5]	$260 [5]	$387 [5]
Ratio of expenses to average net assets[6]	1.17%	1.19%	1.22%	1.22%	1.24%	1.24%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.33%	1.25%	1.24%	1.25%	1.24%
Ratio of net investment income to average net assets	1.82%	1.25%	1.41%	2.16%	2.43%	2.27%
Ratio of net investment income to average net assets prior to fees waived	1.73%	1.11%	1.38%	2.14%	2.42%	2.27%
Portfolio turnover	97%[7]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Global Equity Fund II Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$7.98	$12.69	$13.72	$9.64	$11.90	$13.82

Income (loss) from investment operations:
Net investment income[2]	0.04	0.05	0.09	0.16	0.21	0.21
Net realized and unrealized gain (loss)	(0.48)	0.11	(0.08)	4.23	(2.13)	(0.35)
Total from investment operations	(0.44)	0.16	0.01	4.39	(1.92)	(0.14)

Less dividends and distributions from:
Net investment income	(0.05)	(0.07)	(0.33)	(0.13)	(0.22)	(0.21)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.05)	(4.87)	(1.04)	(0.31)	(0.34)	(1.78)

Net asset value, end of period	$7.49	$7.98	$12.69	$13.72	$9.64	$11.90

Total return[3]	(5.60%)[4]	4.84%[4]	(0.32%)	45.88%	(16.75%)	(0.21%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,989	$2,384	$4,780	$7 [5]	$10 [5]	$22 [5]
Ratio of expenses to average net assets[6]	1.92%	2.04%	2.04%	2.03%	2.00%	1.94%
Ratio of expenses to average net assets prior to fees waived[6]	2.01%	2.27%	2.04%	2.03%	2.00%	1.94%
Ratio of net investment income to average net assets	1.06%	0.44%	0.64%	1.34%	1.76%	1.64%
Ratio of net investment income to average net assets prior to fees waived	0.97%	0.21%	0.64%	1.34%	1.76%	1.64%
Portfolio turnover	97%[7]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Global Equity Fund II Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.09	$12.74	$13.73	$9.64	$11.91	$13.85

Income (loss) from investment operations:
Net investment income[2]	0.09	0.16	0.24	0.29	0.33	0.34
Net realized and unrealized gain (loss)	(0.50)	0.12	(0.07)	4.24	(2.14)	(0.35)
Total from investment operations	(0.41)	0.28	0.17	4.53	(1.81)	(0.01)

Less dividends and distributions from:
Net investment income	(0.08)	(0.13)	(0.45)	(0.26)	(0.34)	(0.36)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.08)	(4.93)	(1.16)	(0.44)	(0.46)	(1.93)

Net asset value, end of period	$7.60	$8.09	$12.74	$13.73	$9.64	$11.91

Total return[3]	(5.11%)	5.99%	0.81%	47.60%	(15.90%)	0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,236	$117,590	$205,264	$268 [4]	$242 [4]	$374 [4]
Ratio of expenses to average net assets[5]	0.92%	0.92%	0.92%	0.92%	0.92%	0.93%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	0.93%	0.94%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	2.13%	1.58%	1.72%	2.46%	2.76%	2.58%
Ratio of net investment income to average net assets prior to fees waived	2.04%	1.57%	1.70%	2.43%	2.73%	2.56%
Portfolio turnover	97%[6]	25%	111%	39%	43%	28%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Global Equity Fund II Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21		3/31/20		3/31/19
Net asset value, beginning of period	$8.04	$12.72	$13.73	$9.65		$11.91		$13.84

Income (loss) from investment operations:
Net investment income[2]	0.06	0.10	0.15	0.22		0.26		0.25
Net realized and unrealized gain (loss)	(0.49)	0.12	(0.07)	4.23		(2.13)		(0.33)
Total from investment operations	(0.43)	0.22	0.08	4.45		(1.87)		(0.08)

Less dividends and distributions from:
Net investment income	(0.06)	(0.10)	(0.38)	(0.19)		(0.27)		(0.28)
Net realized gain	—	(4.80)	(0.71)	(0.18)		(0.12)		(1.57)
Total dividends and distributions	(0.06)	(4.90)	(1.09)	(0.37)		(0.39)		(1.85)

Net asset value, end of period	$7.55	$8.04	$12.72	$13.73		$9.65		$11.91

Total return[3]	(5.36%)[4]	5.37%[4]	0.18%	46.59%		(16.36%)		0.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220	$232	$308[5]	$—	[5,6]	$1	[6]	$1	[6]
Ratio of expenses to average net assets[7]	1.42%	1.47%	1.54%	1.54%		1.53%		1.52%
Ratio of expenses to average net assets prior to fees waived[7]	1.51%	1.48%	1.54%	1.54%		1.53%		1.52%
Ratio of net investment income to average net assets	1.54%	0.92%	1.09%	1.89%		2.14%		1.97%
Ratio of net investment income to average net assets prior to fees waived	1.45%	0.91%	1.09%	1.89%		2.14%		1.97%
Portfolio turnover	97%[8]	25%	111%	39%		43%		28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Rounds to less than $500 thousands.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Global Equity Fund II Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.12	$12.76	$13.74	$9.65	$11.92	$13.86

Income (loss) from investment operations:
Net investment income[2]	0.08	0.19	0.26	0.30	0.35	0.30
Net realized and unrealized gain (loss)	(0.49)	0.10	(0.06)	4.24	(2.14)	(0.29)
Total from investment operations	(0.41)	0.29	0.20	4.54	(1.79)	0.01

Less dividends and distributions from:
Net investment income	(0.09)	(0.13)	(0.47)	(0.27)	(0.36)	(0.38)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.09)	(4.93)	(1.18)	(0.45)	(0.48)	(1.95)

Net asset value, end of period	$7.62	$8.12	$12.76	$13.74	$9.65	$11.92

Total return[3]	(5.15%)[4]	6.09%	0.99%	47.70%	(15.76%)	0.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,178	$1,130	$14,281	$24 [5]	$17 [5]	$22 [5]
Ratio of expenses to average net assets[6]	0.86%	0.83%	0.79%	0.79%	0.79%	0.78%
Ratio of expenses to average net assets prior to fees waived[6]	0.95%	0.83%	0.79%	0.79%	0.79%	0.78%
Ratio of net investment income to average net assets	2.05%	1.68%	1.90%	2.54%	2.87%	2.40%
Ratio of net investment income to average net assets prior to fees waived	1.96%	1.68%	1.90%	2.54%	2.87%	2.40%
Portfolio turnover	97%[7]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Global Equity Fund II Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.06	$12.72	$13.72	$9.64	$11.90	$13.84

Income (loss) from investment operations:
Net investment income[2]	0.08	0.13	0.20	0.26	0.30	0.30
Net realized and unrealized gain (loss)	(0.50)	0.12	(0.07)	4.23	(2.13)	(0.34)
Total from investment operations	(0.42)	0.25	0.13	4.49	(1.83)	(0.04)

Less dividends and distributions from:
Net investment income	(0.07)	(0.11)	(0.42)	(0.23)	(0.31)	(0.33)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.07)	(4.91)	(1.13)	(0.41)	(0.43)	(1.90)

Net asset value, end of period	$7.57	$8.06	$12.72	$13.72	$9.64	$11.90

Total return[3]	(5.25%)[4]	5.74%[4]	0.53%	47.11%	(16.06%)	0.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,108	$1,409	$1,612	$2 [5]	$5 [5]	$7 [5]
Ratio of expenses to average net assets[6]	1.17%	1.18%	1.18%	1.18%	1.19%	1.21%[7]
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.19%	1.18%	1.18%	1.19%	1.21%[7]
Ratio of net investment income to average net assets	1.85%	1.26%	1.45%	2.25%	2.49%	2.30%
Ratio of net investment income to average net assets prior to fees waived	1.76%	1.25%	1.45%	2.25%	2.49%	2.30%
Portfolio turnover	97%[8]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 1.19%.
[8]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Ivy Global Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$29.35	$54.30	$56.56	$37.75	$43.12	$46.78

Income (loss) from investment operations:
Net investment income (loss)[2]	0.18	0.22	0.08	(0.04)	0.05	0.09
Net realized and unrealized gain (loss)	0.55	(3.65)	1.81	21.67	(4.97)	1.02
Total from investment operations	0.73	(3.43)	1.89	21.63	(4.92)	1.11

Less dividends and distributions from:
Net investment income	—	—	(0.19)	—	(0.09)	(0.08)
Net realized gain	—	(21.52)	(3.96)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.52)	(4.15)	(2.82)	(0.45)	(4.77)

Net asset value, end of period	$30.08	$29.35	$54.30	$56.56	$37.75	$43.12

Total return[3]	2.49%[4]	(4.48%)[4]	2.84%	57.85%	(11.62%)	3.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$310,955	$333,400	$481,991	$531 [5]	$369 [5]	$477 [5]
Ratio of expenses to average net assets[6]	1.19%	1.28%	1.27%	1.34%	1.36%	1.37%
Ratio of expenses to average net assets prior to fees waived[6]	1.37%	1.39%	1.27%	1.34%	1.36%	1.37%
Ratio of net investment income (loss) to average net assets	1.22%	0.53%	0.14%	(0.08%)	0.11%	0.19%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.04%	0.42%	0.14%	(0.08%)	0.11%	0.19%
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Global Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.40	$43.16	$45.65	$31.11	$35.84	$39.93

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	(0.10)[3]	(0.40)	(0.41)	(0.28)	(0.23)
Net realized and unrealized gain (loss)	0.34	(3.14)	1.51	17.77	(4.09)	0.83
Total from investment operations	0.38	(3.24)	1.11	17.36	(4.37)	0.60

Less dividends and distributions from:
Net realized gain	—	(21.52)	(3.60)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.52)	(3.60)	(2.82)	(0.36)	(4.69)

Net asset value, end of period	$18.78	$18.40	$43.16	$45.65	$31.11	$35.84

Total return[4]	2.07%[5]	(5.30%)[5]	1.88%	56.45%	(12.42%)	2.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,043	$2,187	$3,530	$5 [6]	$5 [6]	$9 [6]
Ratio of expenses to average net assets[7]	1.95%	2.17%	2.22%	2.25%	2.24%	2.15%
Ratio of expenses to average net assets prior to fees waived[7]	2.12%	2.51%	2.22%	2.25%	2.24%	2.15%
Ratio of net investment income (loss) to average net assets	0.46%	(0.35%)	(0.84%)	(1.00%)	(0.76%)	(0.60%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.29%	(0.69%)	(0.84%)	(1.00%)	(0.76%)	(0.60%)
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Global Growth Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$30.86	$55.82	$58.10	$38.63	$44.10	$47.72

Income (loss) from investment operations:
Net investment income[2]	0.23	0.37	0.20	0.10	0.18	0.24
Net realized and unrealized gain (loss)	0.57	(3.75)	1.89	22.20	(5.07)	1.05
Total from investment operations	0.80	(3.38)	2.09	22.30	(4.89)	1.29

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.41)	(0.01)	(0.22)	(0.22)
Net realized gain	—	(21.52)	(3.96)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.58)	(4.37)	(2.83)	(0.58)	(4.91)

Net asset value, end of period	$31.66	$30.86	$55.82	$58.10	$38.63	$44.10

Total return[3]	2.59%	(4.25%)	3.09%	58.28%	(11.35%)	3.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168,736	$196,155	$379,099	$494 [4]	$346 [4]	$436 [4]
Ratio of expenses to average net assets[5]	0.95%	1.01%	1.06%	1.06%	1.06%	1.06%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%	1.03%	1.07%	1.09%	1.10%	1.08%
Ratio of net investment income to average net assets	1.46%	0.85%	0.33%	0.19%	0.40%	0.50%
Ratio of net investment income to average net assets prior to fees waived	1.29%	0.83%	0.32%	0.16%	0.36%	0.48%
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Global Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$28.46	$53.50	$55.69	$37.32	$42.69	$46.41

Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.09	(0.15)	(0.21)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	0.52	(3.61)	1.78	21.40	(4.93)	1.02
Total from investment operations	0.66	(3.52)	1.63	21.19	(5.01)	0.97

Less dividends and distributions from:
Net investment income	—	—	(0.01)	—	—	—
Net realized gain	—	(21.52)	(3.81)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.52)	(3.82)	(2.82)	(0.36)	(4.69)

Net asset value, end of period	$29.12	$28.46	$53.50	$55.69	$37.32	$42.69

Total return[3]	2.32%[4]	(4.74%)[4]	2.46%	57.33%	(11.92%)	2.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$693	$716	$835	$1 [5]	$1 [5]	$1 [5]
Ratio of expenses to average net assets[6]	1.45%	1.55%	1.66%	1.68%	1.68%	1.67%
Ratio of expenses to average net assets prior to fees waived[6]	1.62%	1.57%	1.66%	1.68%	1.68%	1.67%
Ratio of net investment income (loss) to average net assets	0.96%	0.23%	(0.25%)	(0.42%)	(0.18%)	(0.10%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.79%	0.21%	(0.25%)	(0.42%)	(0.18%)	(0.10%)
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Global Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$31.04	$56.21	$58.51	$38.85	$44.35	$47.99

Income (loss) from investment operations:
Net investment income[2]	0.24	0.31	0.23	0.16	0.24	0.30
Net realized and unrealized gain (loss)	0.57	(3.70)	1.96	22.35	(5.10)	1.04
Total from investment operations	0.81	(3.39)	2.19	22.51	(4.86)	1.34

Less dividends and distributions from:
Net investment income	—	(0.26)	(0.53)	(0.03)	(0.28)	(0.29)
Net realized gain	—	(21.52)	(3.96)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.78)	(4.49)	(2.85)	(0.64)	(4.98)

Net asset value, end of period	$31.85	$31.04	$56.21	$58.51	$38.85	$44.35

Total return[3]	2.61%[4]	(4.20%)[4]	3.22%	58.50%	(11.26%)	3.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,432	$2,908	$2,633	$19 [5]	$16 [5]	$19 [5]
Ratio of expenses to average net assets[6]	0.90%	0.98%	0.91%	0.94%	0.94%	0.92%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%	1.00%	0.91%	0.94%	0.94%	0.92%
Ratio of net investment income to average net assets	1.47%	0.73%	0.37%	0.31%	0.53%	0.64%
Ratio of net investment income to average net assets prior to fees waived	1.29%	0.71%	0.37%	0.31%	0.53%	0.64%
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Global Growth Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$29.66	$54.63	$56.88	$37.95	$43.35	$47.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.18	0.21	0.07	(0.05)	0.08	0.09
Net realized and unrealized gain (loss)	0.55	(3.66)	1.83	21.80	(5.03)	1.04
Total from investment operations	0.73	(3.45)	1.90	21.75	(4.95)	1.13

Less dividends and distributions from:
Net investment income	—	—	(0.19)	—	(0.09)	(0.09)
Net realized gain	—	(21.52)	(3.96)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.52)	(4.15)	(2.82)	(0.45)	(4.78)

Net asset value, end of period	$30.39	$29.66	$54.63	$56.88	$37.95	$43.35

Total return[3]	2.46%[4]	(4.50%)[4]	2.85%[4]	57.86%[4]	(11.63%)[4]	3.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,548	$1,483	$1,962	$3 [5]	$2 [5]	$5 [5]
Ratio of expenses to average net assets[6]	1.20%	1.28%	1.28%	1.34%	1.36%	1.33%
Ratio of expenses to average net assets prior to fees waived[6]	1.37%	1.32%	1.32%	1.36%	1.38%	1.33%
Ratio of net investment income (loss) to average net assets	1.20%	0.51%	0.11%	(0.09%)	0.19%	0.20%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.03%	0.47%	0.07%	(0.11%)	0.17%	0.20%
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware International Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

		Year ended
	11/30/23	11/30/22		11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$12.42	$15.47		$14.82	$14.66	$13.53

Income (loss) from investment operations:	0.21
Net investment income[1]		0.17		0.13	0.11	0.19
Net realized and unrealized gain (loss)	1.02	(2.08)		0.76	0.43	1.23
Total from investment operations	1.23	(1.91)		0.89	0.54	1.42

Less dividends and distributions from:
Net investment income	(0.21)	(0.11)		(0.13)	(0.18)	(0.29)
Net realized gain	—	(1.03)		(0.11)	(0.20)	—
Total dividends and distributions	(0.21)	(1.14)		(0.24)	(0.38)	(0.29)

Net asset value, end of period	$13.44	$12.42		$15.47	$14.82	$14.66

Total return[2]	10.08%	(13.46%	)	6.02%	3.80%	10.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,998	$149,727		$201,367	$59,692	$62,035
Ratio of expenses to average net assets[3]	1.13%	1.13%		1.17%	1.26%	1.34%
Ratio of expenses to average net assets prior to fees waived[3]	1.33%	1.35%		1.36%	1.35%	1.35%
Ratio of net investment income to average net assets	1.55%	1.27%		0.80%	0.81%	1.35%
Ratio of net investment income to average net assets prior to fees waived	1.35%	1.05%		0.61%	0.72%	1.34%
Portfolio turnover	102%[4]	32%		38%	36%	143% [4]

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[4]	The Fund’s portfolio turnover rate increased substantially during the years ended November 30, 2023 and 2019due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware International Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

		Year ended
	11/30/23	11/30/22		11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$12.26	$15.28		$14.63	$14.48	$13.25
Income (loss) from investment operations:
Net investment income[1]	0.11	0.07		0.01	0.01	0.08
Net realized and unrealized gain (loss)	1.01	(2.06)		0.75	0.42	1.25
Total from investment operations	1.12	(1.99)		0.76	0.43	1.33
Less dividends and distributions from:
Net investment income	(0.11)	—		—	(0.08)	(0.10)
Net realized gain	—	(1.03)		(0.11)	(0.20)	—
Total dividends and distributions	(0.11)	(1.03)		(0.11)	(0.28)	(0.10)
Net asset value, end of period	$13.27	$ 12.26		$15.28	$14.63	$14.48
Total return[2]	9.23%	(14.07%	)	5.21%	3.01%	10.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,838	$ 3,313		$4,549	$6,127	$8,562
Ratio of expenses to average net assets[3]	1.88%	1.88%		1.92%	2.01%	2.09%
Ratio of expenses to average net assets prior to fees waived[3]	2.08%	2.10%		2.11%	2.10%	2.10%
Ratio of net investment income to average net assets	0.80%	0.52%		0.05%	0.06%	0.60%
Ratio of net investment income to average net assets prior to fees waived	0.60%	0.30%		(0.14%)	(0.03%)	0.59%
Portfolio turnover	102%[4]	32%		38%	36%	143%	[4]

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[4]	The Fund’s portfolio turnover rate increased substantially during the years ended November 30, 2023 and 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware International Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

		Year ended
	11/30/23	11/30/22		11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$12.37	$15.40		$14.76	$14.60	$13.46
Income (loss) from investment operations:
Net investment income[1]	0.18	0.14		0.09	0.08	0.15
Net realized and unrealized gain (loss)	1.01	(2.08)		0.76	0.42	1.24
Total from investment operations	1.19	(1.94)		0.85	0.50	1.39
Less dividends and distributions from:
Net investment income	(0.15)	(0.06)		(0.10)	(0.14)	(0.25)
Net realized gain	—	(1.03)		(0.11)	(0.20)	—
Total dividends and distributions	(0.15)	(1.09)		(0.21)	(0.34)	(0.25)
Net asset value, end of period	$13.41	$12.37		$15.40	$14.76	$14.60
Total return[2]	9.79%	(13.68%	)	5.75%	3.53%	10.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$934	$1,454		$4,941	$2,845	$3,472
Ratio of expenses to average net assets[3]	1.38%	1.38%		1.42%	1.51%	1.59%
Ratio of expenses to average net assets prior to fees waived[3]	1.58%	1.60%		1.61%	1.60%	1.60%
Ratio of net investment income to average net assets	1.30%	1.01%		0.55%	0.56%	1.10%
Ratio of net investment income to average net assets prior to fees waived	1.10%	0.79%		0.36%	0.47%	1.09%
Portfolio turnover	102%[4]	32%		38%	36%	143%	[4]

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[4]	The Fund’s portfolio turnover rate increased substantially during the years ended November 30, 2023 and 2019due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware International Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

		Year ended
	11/30/23	11/30/22	11/30/21		11/30/20	11/30/19
Net asset value, beginning of period	$12.50	$15.55	$14.90		$14.74	$13.60
Income (loss) from investment operations:
Net investment income[1]	0.24	0.20	0.17		0.15	0.22
Net realized and unrealized gain (loss)	1.02	(2.09)	0.75	[2]	0.43	1.25
Total from investment operations	1.26	(1.89)	0.92		0.58	1.47
Less dividends and distributions from:
Net investment income	(0.24)	(0.13)	(0.16)		(0.22)	(0.33)
Net realized gain	—	(1.03)	(0.11)		(0.20))	—
Total dividends and distributions	(0.24)	(1.16)	(0.27)		(0.42)	(0.33)
Net asset value, end of period	$13.52	$12.50	$15.55		$14.90	$14.74
Total return[2]	10.33%	(13.23%)	6.24%		4.04%	11.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,499	$182,373	$318,766		$248,810	$229,511
Ratio of expenses to average net assets[3]	0.88%	0.88%	0.92%		1.01%	1.09%
Ratio of expenses to average net assets prior to fees waived[3]	1.08%	1.10%	1.11%		1.10%	1.10%
Ratio of net investment income to average net assets	1.80%	1.52%	1.05%		1.06%	1.60%
Ratio of net investment income to average net assets prior to fees waived	1.60%	1.30%	0.86%		0.97%	1.59%
Portfolio turnover	102%[4]	32%	38%		36%	143%	[4]
[1]		Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]		Expense ratios do not include expenses of any investment companies in which the Fund invests.
[4]		The Fund’s portfolio turnover rate increased substantially during the years ended November 30, 2023 and 2019due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware International Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

		Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$12.51	$15.56	$14.91	$14.74	$13.60
Income (loss) from investment operations:
Net investment income[1]	0.26	0.21	0.18	0.15	0.24
Net realized and unrealized gain (loss)	1.02	(2.09)	0.76	0.45	1.24
Total from investment operations	1.28	(1.88)	0.94	0.60	1.48
Less dividends and distributions from:
Net investment income	(0.26)	(0.14)	(0.18)	(0.23)	(0.34)
Net realized gain	—	(1.03)	(0.11)	(0.20)	—
Total dividends and distributions	(0.26)	(1.17)	(0.29)	(0.43)	(0.34)
Net asset value, end of period	$13.53	$12.51	$15.56	$14.91	$14.74
Total return[2]	10.44%	(13.17%)	6.31%	4.14%	11.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,521	$3,038	$3,732	$1,585	$2,091
Ratio of expenses to average net assets[3]	0.80%	0.81%	0.86%	0.95%	1.03%
Ratio of expenses to average net assets prior to fees waived[3]	1.00%	1.02%	1.04%	1.02%	1.03%
Ratio of net investment income to average net assets	1.88%	1.59%	1.11%	1.12%	1.66%
Ratio of net investment income to average net assets prior to fees waived	1.68%	1.38%	0.94%	1.05%	1.66%
Portfolio turnover	102%[4]	32%	38%	36%	143%	[4]
[1]		Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]		Expense ratios do not include expenses of any investment companies in which the Fund invests.
[4]		The Fund’s portfolio turnover rate increased substantially during the years ended November 30, 2023 and 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware International Equity Fund II Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$14.91	$16.57	$18.54	$11.08	$14.93	$18.08

Income (loss) from investment operations:
Net investment income[2]	0.18	0.16	0.21	0.16	0.32	0.16
Net realized and unrealized gain (loss)	(0.88)	(0.31)	(1.76)	7.48	(3.81)	(1.33)
Total from investment operations	(0.70)	(0.15)	(1.55)	7.64	(3.49)	(1.17)

Less dividends and distributions from:
Net investment income	—	—	(0.42)	(0.18)	(0.36)	(0.07)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.42)	(0.18)	(0.36)	(1.98)

Net asset value, end of period	$14.21	$14.91	$16.57	$18.54	$11.08	$14.93

Total return[3]	(4.70%)[4]	0.23%[4]	(8.50%)	69.18%[4]	(24.08%)[4]	(6.19%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,283	$41,665	$53,118	$66 [5]	$45 [5]	$75 [5]
Ratio of expenses to average net assets[6]	1.15%	1.37%	1.45%	1.55%	1.56%	1.55%
Ratio of expenses to average net assets prior to fees waived[6]	1.64%	1.79%	1.45%	1.76%	1.77%	1.75%
Ratio of net investment income to average net assets	2.41%	1.10%	1.13%	1.08%	2.19%	0.99%
Ratio of net investment income to average net assets prior to fees waived	1.92%	0.68%	1.13%	0.87%	1.98%	0.79%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights

Delaware International Equity Fund II Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$13.53	$15.29	$17.16	$10.28	$13.89	$16.99

Income (loss) from investment operations:
Net investment income[2]	0.11	0.06	0.04	0.02	0.22	0.06
Net realized and unrealized gain (loss)	(0.80)	(0.31)	(1.62)	6.95	(3.55)	(1.25)
Total from investment operations	(0.69)	(0.25)	(1.58)	6.97	(3.33)	(1.19)

Less dividends and distributions from:
Net investment income	—	—	(0.29)	(0.09)	(0.28)	—
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.29)	(0.09)	(0.28)	(1.91)

Net asset value, end of period	$12.84	$13.53	$15.29	$17.16	$10.28	$13.89

Total return[3]	(5.10%)[4]	(0.42%)[4]	(9.30%)	67.92%[4]	(24.55%)[4]	(6.74%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$350	$396	$650	$1 [5]	$1 [5]	$2 [5]
Ratio of expenses to average net assets[6]	1.90%	2.12%	2.28%	2.31%	2.20%	2.13%
Ratio of expenses to average net assets prior to fees waived[6]	2.39%	2.52%	2.28%	2.52%	2.41%	2.33%
Ratio of net investment income to average net assets	1.65%	0.44%	0.23%	0.18%	1.57%	0.39%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.16%	0.04%	0.23%	(0.03%)	1.36%	0.19%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware International Equity Fund II Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.43	$17.03	$19.05	$11.37	$15.30	$18.48

Income (loss) from investment operations:
Net investment income[2]	0.21	0.24	0.30	0.22	0.39	0.24
Net realized and unrealized gain (loss)	(0.91)	(0.33)	(1.83)	7.70	(3.89)	(1.37)
Total from investment operations	(0.70)	(0.09)	(1.53)	7.92	(3.50)	(1.13)

Less dividends and distributions from:
Net investment income	—	—	(0.49)	(0.24)	(0.43)	(0.14)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.49)	(0.24)	(0.43)	(2.05)

Net asset value, end of period	$14.73	$15.43	$17.03	$19.05	$11.37	$15.30

Total return[3]	(4.54%)[4]	0.58%[4]	(8.21%)	69.97%[4]	(23.71%)[4]	(5.79%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,913	$40,058	$66,566	$92 [5]	$74 [5]	$95 [5]
Ratio of expenses to average net assets[6]	0.90%	1.06%	1.08%	1.12%	1.11%	1.12%
Ratio of expenses to average net assets prior to fees waived[6]	1.39%	1.26%	1.08%	1.33%	1.32%	1.32%
Ratio of net investment income to average net assets	2.72%	1.62%	1.54%	1.48%	2.60%	1.43%
Ratio of net investment income to average net assets prior to fees waived	2.23%	1.42%	1.54%	1.27%	2.39%	1.23%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights

Delaware International Equity Fund II Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$14.84	$16.52	$18.50	$11.06	$14.90	$18.05

Income (loss) from investment operations:
Net investment income[2]	0.16	0.07	0.50	0.14	0.30	0.14
Net realized and unrealized gain (loss)	(0.88)	(0.24)	(2.10)	7.47	(3.79)	(1.33)
Total from investment operations	(0.72)	(0.17)	(1.60)	7.61	(3.49)	(1.19)

Less dividends and distributions from:
Net investment income	—	—	(0.38)	(0.17)	(0.35)	(0.05)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.38)	(0.17)	(0.35)	(1.96)

Net asset value, end of period	$14.12	$14.84	$16.52	$18.50	$11.06	$14.90

Total return[3]	(4.85%)[4]	0.10%[4]	(8.79%)	68.98%[4]	(24.13%)[4]	(6.33%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146	$132	$6	$— [5,6]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	1.40%	1.47%	1.75%	1.69%	1.67%	1.69%
Ratio of expenses to average net assets prior to fees waived[7]	1.89%	1.89%	1.75%	1.90%	1.88%	1.89%
Ratio of net investment income to average net assets	2.16%	0.52%	2.66%	0.98%	2.03%	0.85%
Ratio of net investment income to average net assets prior to fees waived	1.67%	0.10%	2.66%	0.77%	1.82%	0.65%
Portfolio turnover	92%[8]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware International Equity Fund II Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.48	$17.08	$19.11	$11.40	$15.34	$18.53

Income (loss) from investment operations:
Net investment income[2]	0.21	0.23	0.32	0.24	0.43	0.28
Net realized and unrealized gain (loss)	(0.91)	(0.32)	(1.83)	7.74	(3.91)	(1.39)
Total from investment operations	(0.70)	(0.09)	(1.51)	7.98	(3.48)	(1.11)

Less dividends and distributions from:
Net investment income	—	—	(0.52)	(0.27)	(0.46)	(0.17)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.52)	(0.27)	(0.46)	(2.08)

Net asset value, end of period	$14.78	$15.48	$17.08	$19.11	$11.40	$15.34

Total return[3]	(4.52%)[4]	0.58%[4]	(8.08%)	70.31%[4]	(23.58%)[4]	(5.66%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,606	$44,969	$66,050	$90 [5]	$84 [5]	$105 [5]
Ratio of expenses to average net assets[6]	0.85%	1.03%	0.92%	0.94%	0.93%	0.91%
Ratio of expenses to average net assets prior to fees waived[6]	1.34%	1.16%	0.92%	1.15%	1.14%	1.11%
Ratio of net investment income to average net assets	2.72%	1.51%	1.69%	1.62%	2.84%	1.72%
Ratio of net investment income to average net assets prior to fees waived	2.23%	1.38%	1.69%	1.41%	2.63%	1.52%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights

Delaware International Equity Fund II Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.22	$16.85	$18.85	$11.26	$15.16	$18.33

Income (loss) from investment operations:
Net investment income[2]	0.19	0.18	0.23	0.20	0.38	0.20
Net realized and unrealized gain (loss)	(0.91)	(0.30)	(1.79)	7.60	(3.89)	(1.36)
Total from investment operations	(0.72)	(0.12)	(1.56)	7.80	(3.51)	(1.16)

Less dividends and distributions from:
Net investment income	—	—	(0.44)	(0.21)	(0.39)	(0.10)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.44)	(0.21)	(0.39)	(2.01)

Net asset value, end of period	$14.50	$15.22	$16.85	$18.85	$11.26	$15.16

Total return[3]	(4.73%)[4]	0.41%[4]	(8.43%)	69.55%[4]	(23.93%)[4]	(6.04%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$669	$689	$953	$1 [5]	$1 [5]	$2 [5]
Ratio of expenses to average net assets[6]	1.15%	1.29%	1.34%	1.36%	1.41%	1.36%
Ratio of expenses to average net assets prior to fees waived[6]	1.64%	1.50%	1.34%	1.57%	1.62%	1.56%
Ratio of net investment income to average net assets	2.39%	1.24%	1.23%	1.32%	2.52%	1.17%
Ratio of net investment income to average net assets prior to fees waived	1.90%	1.03%	1.23%	1.11%	2.31%	0.97%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Ivy International Core Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.83	$19.09	$19.82	$13.29	$16.75	$19.98

Income (loss) from investment operations:
Net investment income[2]	0.25	0.38	0.18	0.23	0.26	0.35
Net realized and unrealized gain (loss)	(0.15)	(0.50)	(0.41)	6.48	(3.30)	(2.11)
Total from investment operations	0.10	(0.12)	(0.23)	6.71	(3.04)	(1.76)

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.50)	(0.18)	(0.42)	(0.36)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.14)	(0.50)	(0.18)	(0.42)	(1.47)

Net asset value, end of period	$18.93	$18.83	$19.09	$19.82	$13.29	$16.75

Total return[3]	0.53%	(0.55%)	(1.28%)	50.62%	(18.72%)	(8.57%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$267,108	$278,607	$329,081	$388 [4]	$322 [4]	$568 [4]
Ratio of expenses to average net assets[5]	1.04%	1.11%	1.23%	1.23%	1.25%	1.26%
Ratio of expenses to average net assets prior to fees waived[5]	1.26%	1.42%	1.36%	1.35%	1.31%	1.27%
Ratio of net investment income to average net assets	2.65%	2.20%	0.89%	1.33%	1.57%	1.90%
Ratio of net investment income to average net assets prior to fees waived	2.43%	1.89%	0.76%	1.21%	1.51%	1.89%
Portfolio turnover	17%	43%	71%	76%	62%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy International Core Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.39	$16.62	$17.33	$11.65	$14.75	$17.77

Income (loss) from investment operations:
Net investment income[2]	0.16	0.22	0.04	0.09	0.14	0.20
Net realized and unrealized gain (loss)	(0.14)	(0.43)	(0.36)	5.68	(2.91)	(1.87)
Total from investment operations	0.02	(0.21)	(0.32)	5.77	(2.77)	(1.67)

Less dividends and distributions from:
Net investment income	—	(0.02)	(0.39)	(0.09)	(0.33)	(0.24)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.02)	(0.39)	(0.09)	(0.33)	(1.35)

Net asset value, end of period	$16.41	$16.39	$16.62	$17.33	$11.65	$14.75

Total return[3]	0.12%	(1.23%)	(1.97%)	49.63%	(19.30%)	(9.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,681	$28,549	$45,987	$67 [4]	$77 [4]	$163 [4]
Ratio of expenses to average net assets[5]	1.79%	1.84%	1.92%	1.92%	1.93%	1.91%
Ratio of expenses to average net assets prior to fees waived[5]	2.01%	2.20%	2.06%	2.05%	1.99%	1.92%
Ratio of net investment income to average net assets	1.90%	1.46%	0.23%	0.58%	0.94%	1.24%
Ratio of net investment income to average net assets prior to fees waived	1.68%	1.10%	0.09%	0.45%	0.88%	1.23%
Portfolio turnover	17%	43%	71%	76%	62%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy International Core Equity Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.00	$19.24	$19.98	$13.39	$16.86	$20.10

Income (loss) from investment operations:
Net investment income[2]	0.28	0.45	0.28	0.29	0.35	0.42
Net realized and unrealized gain (loss)	(0.16)	(0.50)	(0.42)	6.55	(3.32)	(2.12)
Total from investment operations	0.12	(0.05)	(0.14)	6.84	(2.97)	(1.70)

Less dividends and distributions from:
Net investment income	—	(0.19)	(0.60)	(0.25)	(0.50)	(0.43)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.19)	(0.60)	(0.25)	(0.50)	(1.54)

Net asset value, end of period	$19.12	$19.00	$19.24	$19.98	$13.39	$16.86

Total return[3]	0.63%	(0.17%)	(0.88%)	51.27%	(18.30%)	(8.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$673,111	$723,002	$1,024,716	$1,408 [4]	$1,483 [4]	$3,149 [4]
Ratio of expenses to average net assets[5]	0.79%	0.79%	0.79%	0.79%	0.79%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	0.94%	1.02%	1.03%	0.98%	0.95%
Ratio of net investment income to average net assets	2.90%	2.54%	1.34%	1.72%	2.08%	2.27%
Ratio of net investment income to average net assets prior to fees waived	2.68%	2.39%	1.11%	1.48%	1.89%	2.17%
Portfolio turnover	17%	43%	71%	76%	62%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy International Core Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.81	$19.07	$19.80	$13.29	$16.75	$19.97

Income (loss) from investment operations:
Net investment income[2]	0.23	0.33	0.12	0.17	0.20	0.29
Net realized and unrealized gain (loss)	(0.15)	(0.49)	(0.41)	6.48	(3.28)	(2.10)
Total from investment operations	0.08	(0.16)	(0.29)	6.65	(3.08)	(1.81)

Less dividends and distributions from:
Net investment income	—	(0.10)	(0.44)	(0.14)	(0.38)	(0.30)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.10)	(0.44)	(0.14)	(0.38)	(1.41)

Net asset value, end of period	$18.89	$18.81	$19.07	$19.80	$13.29	$16.75

Total return[3]	0.43%	(0.78%)	(1.57%)	50.08%	(18.93%)	(8.82%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,020	$41,758	$47,807	$55 [4]	$47 [4]	$104 [4]
Ratio of expenses to average net assets[5]	1.29%	1.37%	1.53%	1.53%	1.53%	1.53%
Ratio of expenses to average net assets prior to fees waived[5]	1.51%	1.51%	1.63%	1.62%	1.57%	1.54%
Ratio of net investment income to average net assets	2.39%	1.92%	0.58%	1.02%	1.21%	1.60%
Ratio of net investment income to average net assets prior to fees waived	2.17%	1.78%	0.48%	0.93%	1.17%	1.59%
Portfolio turnover	17%	43%	71%	76%	62%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy International Core Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.05	$19.30	$20.03	$13.43	$16.91	$20.16

Income (loss) from investment operations:
Net investment income[2]	0.29	0.45	0.29	0.29	0.36	0.43
Net realized and unrealized gain (loss)	(0.16)	(0.51)	(0.42)	6.56	(3.34)	(2.12)
Total from investment operations	0.13	(0.06)	(0.13)	6.85	(2.98)	(1.69)

Less dividends and distributions from:
Net investment income	—	(0.19)	(0.60)	(0.25)	(0.50)	(0.45)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.19)	(0.60)	(0.25)	(0.50)	(1.56)

Net asset value, end of period	$19.18	$19.05	$19.30	$20.03	$13.43	$16.91

Total return[3]	0.68%	(0.22%)	(0.83%)	51.19%	(18.31%)	(8.12%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$251,625	$243,848	$347,008	$497 [4]	$620 [4]	$1,437 [4]
Ratio of expenses to average net assets[5]	0.75%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	0.93%	0.88%	0.88%	0.83%	0.80%
Ratio of net investment income to average net assets	2.97%	2.55%	1.37%	1.69%	2.09%	2.35%
Ratio of net investment income to average net assets prior to fees waived	2.75%	2.41%	1.28%	1.60%	2.05%	2.34%
Portfolio turnover	17%	43%	71%	76%	62%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy International Core Equity Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.99	$19.24	$19.98	$13.39	$16.87	$20.12

Income (loss) from investment operations:
Net investment income[2]	0.26	0.39	0.21	0.22	0.27	0.37
Net realized and unrealized gain (loss)	(0.16)	(0.49)	(0.43)	6.56	(3.32)	(2.14)
Total from investment operations	0.10	(0.10)	(0.22)	6.78	(3.05)	(1.77)

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.52)	(0.19)	(0.43)	(0.37)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.15)	(0.52)	(0.19)	(0.43)	(1.48)

Net asset value, end of period	$19.09	$18.99	$19.24	$19.98	$13.39	$16.87

Total return[3]	0.53%[4]	(0.46%)[4]	(1.26%)[4]	50.76%[4]	(18.65%)[4]	(8.55%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,279	$41,120	$49,433	$91 [5]	$176 [5]	$377 [5]
Ratio of expenses to average net assets[6]	1.04%	1.09%	1.18%	1.17%	1.18%	1.19%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.24%	1.28%	1.29%	1.23%	1.19%
Ratio of net investment income to average net assets	2.64%	2.20%	0.99%	1.33%	1.62%	1.99%
Ratio of net investment income to average net assets prior to fees waived	2.42%	2.05%	0.89%	1.21%	1.57%	1.99%
Portfolio turnover	17%	43%	71%	76%	62%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

EXHIBIT C: COMPARISON OF CHARTER DOCUMENTS

Cumulative Voting: The Declaration of Trust for each Trust provides that there shall be no cumulative voting in the election of trustees (and with respect to Voyageur Mutual Funds III, Delaware Group Equity Funds IV, Delaware Group Income Funds, Delaware Group Adviser Funds, Delaware Group Equity Funds II, and Delaware Group Global & International Funds (the “Delaware Trusts”) on any other matter).

Share Ownership: The Declaration of Trust for each Trust provides that shares of the Trust shall be divided from time to time and include fractional and whole shares. Any fractional shall carry. proportionately all the rights and obligations of a whole Share of that Series, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and dissolution of the Trust or that Series.

Voting Rights of Shareholders: The Declaration of Trust and By-Laws (collectively, the “Charter Documents”) of each Trust provide shareholders, to the extent required by the 1940 Act, with the right to vote on the election of Trustees and on any matters as the Board of Trustees may consider necessary or desirable.  The Charter Documents for the Ivy Funds allow shareholders to vote with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state. The Charter Documents for the Delaware Trusts allow shareholders to vote with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the SEC.

Removal of Trustees: The Charter Documents of the Ivy Funds provide that any Trustee may be removed with or without cause at any meeting of shareholders by a vote of two-thirds of the total combined net asset value of all shares of the Trust issued and outstanding. The Charter Documents for the Delaware Trusts provide that shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.

Rights of Shareholders to Call Meetings. The Charter Documents of the Ivy Funds provide that special meetings of the shareholders shall be called by the secretary upon the written request of the shareholders owning shares representing not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of the total combined votes of all shares of the Trust issued and outstanding, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders. No special meeting need be called upon the request of the Shareholders owning Shares representing less than a majority of the total combined votes of all Shares of the Trust issued and outstanding to consider any matter that is substantially the same as a matter voted upon at any special meeting of the Shareholders held during the preceding twelve months. The Charter Documents of the Delaware Trusts provide that a meeting of shareholders for the purpose of electing one or more Trustees may be called by the Board of Trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.

Indemnification. The Charter Documents of the Trusts provide that the officers and Trustees of the Trust shall be indemnified against any and all claims or demands arising out of or related to his or her duties as officer or Trustee of the Trust (subject to the provisions in the By-Laws with respect to the Delaware Trusts). The Charter Documents of the Trusts also state that the officers and Trustees shall not be indemnified against liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office. The Charter Documents of the Trusts provide that if any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of a Trust (or by having been a shareholder of a particular series), and not because of such person's acts or omissions, the shareholder or former shareholder (or, in the case of a natural person, his or her heirs, executors, administrators, or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust or out of the assets of the applicable series (as the case may be) against all loss and expense arising from such claim or demand.

Derivative Actions. The Charter Documents of the Ivy Funds provide that, in addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a Shareholder may bring a derivative action on behalf of the Trust only if the certain conditions included in the Charter Documents are met.

C-1

Termination/Dissolution. The Charter Documents of each Trust provide that the Trust may be dissolved by vote of the Trustees, without a shareholder vote. The Charter Documents for the Delaware Trust provide that shareholders may dissolve the Trust by a vote of the majority of the shares of the Trust entitled to vote.

Amendments to the Declaration of Trust. The Declaration of Trust for the Ivy Funds provide that the Board can amend the Declaration of Trust without shareholder approval except (i) as determined by the Trustees in their sole discretion or (ii) as required by federal law including the 1940 Act, but only to the extent so required. The Declaration of Trust for the Delaware Funds provides that the Board can amend the Declaration of Trust without shareholder approval except where required.

Preemptive or Dissenters Rights. The Charter Documents for the Ivy Funds provide that except as otherwise provided by the Trustees, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust. The Charter Documents for the Delaware Trusts provides that shareholders shall have no preemptive or other right to subscribe to new or additional Shares or other securities issued by the Trust or any series.

C-2

APPENDIX D: FUND RISKS

Active management and selection risk. The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Bank loans and other direct indebtedness risk. The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Commodity-related investments risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities.

Company size risk. The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Concentration risk. The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it is more susceptible to the economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Consumer staples sector risk. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Credit risk. The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Currency risk. The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Derivatives risk. Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the Manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Emerging markets risk. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
Financials sector risk. The risk that the value of a fund’s shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Fixed income risk. The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Foreign and emerging markets risk. The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Foreign currency exchange transactions and forward foreign currency contracts risk. The risk that a fund’s use of foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement) may increase the possibility of default by the counterparty to the transaction and, to the extent the Manager's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

Foreign risk. The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Fund of funds risk. The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Acquired Fund invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Acquired Fund invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Geographic focus risk. The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Government and regulatory risk. The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Growth stock risk. Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Healthcare sector risk. The risk that the value of a fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

High yield (junk bond) risk. The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

IBOR risk. The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Industry and sector risk. The risk that the value of securities in a particular industry or sector (such as technology) will decline because of changing expectations for the performance of that industry or sector.

Information technology sector risk. The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Initial public offering (IPO) risk. The risk that any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, a fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on a fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as a fund grows.

Interest rate risk. The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Investment company securities risk. The risk that when a fund invests in another investment company, shareholders of the fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the fund’s fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Large-capitalization company risk. Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Leveraging risk. The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Limited number of securities risk. The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk. The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Loans and other indebtedness risk. The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Market risk. The risk that all or a majority of the securities in a certain market—such as the stock or bond market—will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

Nondiversification risk. A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Portfolio turnover risk. High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Redemption risk. If investors redeem more shares of a fund than are purchased for an extended period of time, a fund may be required to sell securities without regard to the investment merits of such actions. This could decrease a fund’s asset base, potentially resulting in a higher expense ratio.

REIT-related risk. The risk that the value of a fund’s investments in a REIT may be adversely affected by (1) changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds; (2) loss of REIT federal tax status (and the resulting inability to qualify for modified pass-through tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”)) or changes in laws and/or rules related to that status; or (3) the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940 (1940 Act). In addition, a fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

Restricted securities risk. The risk that restricted securities are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. These securities include private placements or other unregistered securities, such as “Rule 144A Securities”, which are securities that may be sold only to qualified institutional buyers pursuant to the Securities Act of 1933, as amended (1933 Act). Privately placed securities, Rule 144A securities and other restricted securities may have the effect of increasing the level of Fund illiquidity to the extent the Fund finds it difficult to sell these securities when the Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid, or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair market value of such securities for purposes of computing the NAV of the Fund.

Small- and mid-market capitalization company risk. The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

US government securities risk. The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Valuation risk. The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Value stock risk. The risk that the value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.  Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued.

MACQUARIE

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DELAWARE GLOBAL EQUITY FUND

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Please sign exactly as your name(s) appear(s) hereon, and date it. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. If shares are held jointly, one or more joint owners should sign personally. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

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THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND ABSENT DIRECTION WILL BE VOTED "FOR" THE PROPOSAL. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED UPON, THE PROXY HOLDERS WILL VOTE, ACT AND CONSENT ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

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MACQUARIE

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CONTROL NUMBER: 123456789101

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Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(800) 893-5865 Toll Free

Vote by mail

Mail your signed and voted proxy back in the postage paid envelope provided.

Postage-Paid Envelope

DELAWARE GLOBAL EQUITY FUND II

(formerly, Delaware Global Value Equity Fund)

The undersigned, revoking all Proxies heretofore given, hereby appoints Emilia P. Wang, Kathryn R. Williams, and Michael E. Dresnin, each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholders of the above-mentioned Fund to be held via live webstream, on March 25, 2024 at 12:00PM, ET and at any and all postponements or adjournments thereof (the "Meeting"), with all the powers which the undersigned would possess if personally present, and instructs them to vote in their discretion upon any matters which may properly be acted upon at this Meeting and specifically as indicated on the reverse side of this proxy card.

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free (800) 893-5865. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/proxy2024.pdf.

DELAWARE GLOBAL EQUITY FUND II

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) hereon, and date it. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. If shares are held jointly, one or more joint owners should sign personally. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature (and title if applicable) Date

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND ABSENT DIRECTION WILL BE VOTED "FOR" THE PROPOSAL. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED UPON, THE PROXY HOLDERS WILL VOTE, ACT AND CONSENT ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

This proxy is solicited on behalf of the Board of Trustees.

The Board of Trustees recommends you vote FOR the following:

TO VOTE, MARK ONE CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

MACQUARIE

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

***VOTER PROFILE*:**

Voter ID: 123456789 Security ID: 123456789

Shares to Vote: ** confidential Household ID: 000000

***please call the phone number below for more information*

***VOTE REGISTERED TO*:**

REG1
REG2
REG3
REG4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE *TODAY!*

CONTROL NUMBER: 123456789101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(800) 893-5865 Toll Free

Vote by mail

Mail your signed and voted proxy back in the postage paid envelope provided.

Postage-Paid Envelope

The undersigned, revoking all Proxies heretofore given, hereby appoints Emilia P. Wang, Kathryn R. Williams, and Michael E. Dresnin, each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholders of the above-mentioned Fund to be held via live webstream, on March 25, 2024 at 12:00PM, ET and at any and all postponements or adjournments thereof (the "Meeting"), with all the powers which the undersigned would possess if personally present, and instructs them to vote in their discretion upon any matters which may properly be acted upon at this Meeting and specifically as indicated on the reverse side of this proxy card.

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free (800) 893-5865. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/proxy2024.pdf.

DELAWARE INTERNATIONAL EQUITY FUND

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) hereon, and date it. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. If shares are held jointly, one or more joint owners should sign personally. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature (and title if applicable) Date

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND ABSENT DIRECTION WILL BE VOTED "FOR" THE PROPOSAL. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED UPON, THE PROXY HOLDERS WILL VOTE, ACT AND CONSENT ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

This proxy is solicited on behalf of the Board of Trustees.

The Board of Trustees recommends you vote FOR the following:

TO VOTE, MARK ONE CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

MACQUARIE

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

VOTER PROFILE:

Voter ID: 123456789 Security ID: 123456789
Shares to Vote: ** confidential Household ID: 000000
***please call the phone number below for more information*

VOTE REGISTERED TO:

REG1
REG2
REG3
REG4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE *TODAY!*

CONTROL NUMBER: 123456789101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(800) 893-5865 Toll Free

Vote by mail

Mail your signed and voted proxy back in the postage paid envelope provided.

Postage-Paid Envelope

DELAWARE IVY ACCUMULATIVE FUND

The undersigned, revoking all Proxies heretofore given, hereby appoints Emilia P. Wang, Kathryn R. Williams, and Michael E. Dresnin, each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholders of the above-mentioned Fund to be held via live webstream, on March 25, 2024 at 12:00PM, ET and at any and all postponements or adjournments thereof (the "Meeting"), with all the powers which the undersigned would possess if personally present, and instructs them to vote in their discretion upon any matters which may properly be acted upon at this Meeting and specifically as indicated on the reverse side of this proxy card.

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free (800) 893-5865. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/proxy2024.pdf.

MACQUARIE

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

VOTER PROFILE:

Voter ID: 123456789 Security ID: 123456789

Shares to Vote: ** confidential Household ID: 000000

***please call the phone number below for more information*

VOTE REGISTERED TO:

REG1
REG2
REG3
REG4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE *TODAY!*

CONTROL NUMBER: 123456789101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(800) 893-5865 Toll Free

Vote by mail

Mail your signed and voted proxy back in the postage paid envelope provided.

Postage-Paid Envelope

DELAWARE IVY CORE BOND FUND

The undersigned, revoking all Proxies heretofore given, hereby appoints Emilia P. Wang, Kathryn R. Williams, and Michael E. Dresnin, each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholders of the above-mentioned Fund to be held via live webstream, on March 25, 2024 at 12:00PM, ET and at any and all postponements or adjournments thereof (the "Meeting"), with all the powers which the undersigned would possess if personally present, and instructs them to vote in their discretion upon any matters which may properly be acted upon at this Meeting and specifically as indicated on the reverse side of this proxy card.

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free (800) 893-5865. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/proxy2024.pdf.

MACQUARIE

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

VOTER PROFILE:

Voter ID: 123456789 Security ID: 123456789

Shares to Vote: ** confidential Household ID: 000000

***please call the phone number below for more information*

VOTE REGISTERED TO:

REG1
REG2
REG3
REG4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE *TODAY!*

CONTROL NUMBER: 123456789101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(800) 893-5865 Toll Free

Vote by mail

Mail your signed and voted proxy back in the postage paid envelope provided.

Postage-Paid Envelope

DELAWARE IVY VALUE FUND

The undersigned, revoking all Proxies heretofore given, hereby appoints Emilia P. Wang, Kathryn R. Williams, and Michael E. Dresnin, each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholders of the above-mentioned Fund to be held via live webstream, on March 25, 2024 at 12:00PM, ET and at any and all postponements or adjournments thereof (the "Meeting"), with all the powers which the undersigned would possess if personally present, and instructs them to vote in their discretion upon any matters which may properly be acted upon at this Meeting and specifically as indicated on the reverse side of this proxy card.

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free (800) 893-5865. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/proxy2024.pdf.

MACQUARIE

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

VOTER PROFILE:

Voter ID: 123456789 Security ID: 123456789
Shares to Vote: ** confidential Household ID: 000000
***please call the phone number below for more information*

VOTE REGISTERED TO:

REG1
REG2
REG3
REG4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE *TODAY!*

CONTROL NUMBER: 123456789101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours day.

vote.proxyonline.com

Vote by phone

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative

(800) 893-5865 Toll Free

Vote by mail

Mail your signed and voted proxy back in the postage paid envelope provided.

Postage-Paid Envelope

The undersigned, revoking all Proxies heretofore given, hereby appoints Emilia P. Wang, Kathryn R. Williams, and Michael E. Dresnin, each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholders of the above-mentioned Fund to be held via live webstream, on March 25, 2024 at 12:00PM, ET and at any and all postponements or adjournments thereof (the "Meeting"), with all the powers which the undersigned would possess if personally present, and instructs them to vote in their discretion upon any matters which may properly be acted upon at this Meeting and specifically as indicated on the reverse side of this proxy card.

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free (800) 893-5865. Representatives are available to assist you Monday through Friday 9AM to 10PM ET.

Important Notice Regarding the Availability of Proxy Materials: The Notice of the Meeting and Proxy Statement are available at https://vote.proxyonline.com/delaware/docs/proxy2024.pdf.

PART B
STATEMENT OF ADDITIONAL INFORMATION
  Dated March 4, 2024

Acquisition of the Assets of:
DELAWARE IVY ACCUMULATIVE FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY LARGE CAP GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE SELECT GROWTH FUND (a series of Voyageur Mutual Funds III)
By and in exchange for shares of:
DELAWARE IVY LARGE CAP GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE MID CAP GROWTH EQUITY FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE IVY MID CAP GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE SMALL CAP GROWTH FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE IVY SMALL CAP GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE IVY CORE BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE DIVERSIFIED INCOME FUND (a series of Delaware Group Adviser Funds)

Acquisition of the Assets of:
DELAWARE HIGH-YIELD OPPORTUNITIES FUND (a series of Delaware Group Income Funds)
By and in exchange for shares of:
DELAWARE IVY HIGH INCOME FUND (a series of Ivy Funds)

1

Acquisition of the Assets of:
DELAWARE IVY VALUE FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE VALUE FUND (a series of Delaware Group Equity Funds II)

Acquisition of the Assets of:
DELAWARE GLOBAL EQUITY FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE IVY GLOBAL GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE GLOBAL EQUITY FUND II (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY GLOBAL GROWTH FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE INTERNATIONAL EQUITY FUND (a series of Delaware Group Global & International Funds)
By and in exchange for shares of:
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE IVY INTERNATIONAL EQUITY FUND II (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY INTERNATIONAL CORE EQUITY FUND (a series of Ivy Funds)

Delaware Funds by Macquarie®
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated March 5, 2024 (the “Proxy Statement/Prospectus”) relating to the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund identified below under the heading “Acquired Fund” (each, an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of the respective Acquired Trust identified below under the heading “Acquired Trust” (each, an “Acquired Trust” and collectively, the “Acquired Trusts”), into the corresponding series identified below under the heading “Acquiring Fund ”
2

(each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), each a series of the respective Acquiring Trust identified below under the heading “Acquiring Trust” (each, an “Acquiring Trust,” and collectively, the “Acquiring Trusts”).

Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware Ivy Accumulative Fund	Ivy Funds	Delaware Ivy Large Cap Growth Fund	Ivy Funds
Delaware Select Growth Fund	Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund	Ivy Funds
Delaware Mid Cap Growth Equity Fund	Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund	Ivy Funds
Delaware Small Cap Growth Fund	Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund	Ivy Funds
Delaware Ivy Core Bond Fund	Ivy Funds	Delaware Diversified Income Fund	Delaware Group Adviser Funds
Delaware High-Yield Opportunities Fund	Delaware Group Income Funds	Delaware Ivy High Income Fund	Ivy Funds
Delaware Ivy Value Fund	Ivy Funds	Delaware Value Fund	Delaware Group Equity Funds II
Delaware Global Equity Fund	Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund	Ivy Funds
Delaware Global Equity Fund II	Ivy Funds	Delaware Ivy Global Growth Fund	Iv Funds
Delaware International Equity Fund	Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund	Ivy Funds
Delaware International Equity Fund II	Ivy Funds	Delaware Ivy International Core Equity Fund	Ivy Funds

The Proxy Statement/Prospectus relating to the above referenced matters may be obtained without charge from each Acquiring Trust, on behalf of the corresponding Acquiring Fund, and each Acquired Trust, on behalf of the corresponding Acquired Fund, by calling the telephone number above or by writing to the relevant Acquiring Trust or Acquired Trust at: Delaware Funds by Macquarie, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).
3

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	5

INCORPORATION OF DOCUMENTS BY REFERENCE	6

SUPPLEMENTAL FINANCIAL INFORMATION	11

4

GENERAL INFORMATION
The Boards of Trustees (the “Boards”) of each Acquired Trust and Acquiring Trust, on behalf of their respective series, reviewed and approved an Agreement and Plan of Reorganization (a “Plan”) that provides for the Reorganization of each Acquired Fund with and into a corresponding Acquiring Fund. The Boards determined that each Reorganization is in the best interests of the respective Acquired Fund and Acquiring Fund and that the interests of shareholders of each Acquired Fund and Acquiring Fund will not be diluted as a result of the Reorganization.
Pursuant to the Plan, the Reorganization of each Acquired Fund listed below into the corresponding Acquiring Fund will consist of: (i) the acquisition by each Acquiring Trust, on behalf of an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with no par value for Delaware Diversified Income Fund and Delaware Value Fund and with a par value of $0.001 for each Acquiring Fund that is a series of the Ivy Funds, of the corresponding class of shares of the Acquiring Fund; (ii) the assumption by each Acquiring Trust, on behalf of an Acquiring Fund, of the liabilities of the applicable Acquired Fund as set forth in the Plan; (iii) the distribution of each Acquiring Fund’s shares to the shareholders of the applicable Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.
Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware Ivy Accumulative Fund	Ivy Funds	Delaware Ivy Large Cap Growth Fund	Ivy Funds
Delaware Select Growth Fund	Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund	Ivy Funds
Delaware Mid Cap Growth Equity Fund	Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund	Ivy Funds
Delaware Small Cap Growth Fund	Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund	Ivy Funds
Delaware Ivy Core Bond Fund	Ivy Funds	Delaware Diversified Income Fund	Delaware Group Adviser Funds
Delaware High-Yield Opportunities Fund	Delaware Group Income Funds	Delaware Ivy High Income Fund	Ivy Funds
Delaware Ivy Value Fund	Ivy Funds	Delaware Value Fund	Delaware Group Equity Funds II
Delaware Global Equity Fund	Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund	Ivy Funds
Delaware Global Equity Fund II	Ivy Funds	Delaware Ivy Global Growth Fund	Ivy Funds
Delaware International Equity Fund	Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund	Ivy Funds
Delaware International Equity Fund II	Ivy Funds	Delaware Ivy International Core Equity Fund	Ivy Funds

Further information is included in the Proxy Statement/Prospectus and in the documents listed below that are incorporated by reference into this SAI.

5

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganizations, consists of this document and the following described documents, each of which is incorporated by reference herein:

ACQUIRED FUNDS
Delaware Ivy Accumulative Fund
•	Statement of Additional Information dated October 30, 2023 for Ivy Funds, with respect to Delaware Ivy Accumulative Fund (filed via EDGAR on October 27, 2023, Accession No. 0001145443-23-000150).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware Ivy Accumulative Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000397).
•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended June 30, 2023 for Ivy Funds, with respect to Delaware Ivy Accumulative Fund (filed via EDGAR on September 5, 2023, Accession No. 0001206774-23-001114).

Delaware Select Growth Fund
•
Statement of Additional Information dated February 27, 2024 for Voyageur Mutual Funds III, with respect to Delaware Select Growth Fund (filed via EDGAR on February 27, 2024, Accession No. 0001145443-24-000038).

•
The audited financial statements and related report of the independent public accounting firm included in the Voyageur Mutual Funds III Annual Report to Shareholders for the fiscal year ended October 31, 2023 for Voyageur Mutual Funds III, with respect to Delaware Select Growth Fund (filed via EDGAR on January 4, 2024, Accession No.0001206774-24-000010).

Delaware Mid Cap Growth Equity Fund
•
Statement of Additional Information dated July 31, 2023 for Delaware Group Equity Funds IV, with respect to Delaware Mid Cap Growth Equity Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000139).

•	Supplement dated January 17, 2024 to the Delaware Group Equity Funds IV, with respect to Delaware Mid Cap Growth Equity Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000397).
•
The unaudited financial statements included in the Delaware Group Equity Funds IV Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Mid Cap Growth Equity Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001293).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Delaware Group Equity Funds IV, with respect to Delaware Mid Cap Growth Equity Fund (filed via EDGAR on June 9, 2023, Accession No. 0001206774-23-000756).

6

Delaware Small Cap Growth Fund
•
Statement of Additional Information dated July 31, 2023 for Delaware Group Equity Funds IV, with respect to Delaware Small Cap Growth Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000139).

•	Supplement dated January 17, 2024 to the Delaware Group Equity Funds IV, with respect to Delaware Small Cap Growth Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000397).
•
The unaudited financial statements included in the Delaware Group Equity Funds IV Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Small Cap Growth Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001293).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Delaware Group Equity Funds IV, with respect to Delaware Small Cap Growth Fund (filed via EDGAR on June 9, 2023, Accession No. 0001206774-23-000756).

Delaware Ivy Core Bond Fund
•	Statement of Additional Information dated July 31, 2023 for Ivy Funds, with respect to Delaware Ivy Core Bond Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware Ivy Core Bond Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000397).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Ivy Core Bond Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Ivy Funds, with respect to Delaware Ivy Core Bond Fund (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

Delaware High-Yield Opportunities Fund
•
Statement of Additional Information dated November 30, 2023 for Delaware Group Income Funds, with respect to Delaware High-Yield Opportunities Fund (filed via EDGAR on November 30, 2023, Accession No. 0001145443-23-000182).

•
Supplement dated January 17, 2024 to the Delaware Group Income Funds SAI, with respect to Delaware High-Yield Opportunities Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000397).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Income Funds Annual Report to Shareholders for the fiscal year ended July 31, 2023 for Delaware Group Income Funds, with respect to Delaware High-Yield Opportunities Fund (filed via EDGAR on September 29, 2023, Accession No. 0001206774-23-001161).

Delaware Ivy Value Fund
•	Statement of Additional Information dated July 31, 2023, for Ivy Funds, with respect to Delaware Ivy Value Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware Ivy Value Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000397).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023 with respect to Delaware Ivy Value Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Ivy Funds, with respect to Delaware Ivy Value Fund (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

Delaware Global Equity Fund
•
Statement of Additional Information dated January 29, 2024 for Delaware Group Equity Funds IV, with respect to Delaware Global Equity Fund (filed via EDGAR on January 26, 2024, Accession No. 0001145443-24-000012).

•	Supplement dated February 28, 2024 to the Delaware Group Equity Funds IV SAI, with respect to Delaware Global Equity Fund (filed on EDGAR on February 28, 2024, Accession No. 0001137439-24-000655)
•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal year ended September 30, 2023 for Delaware Group Equity Funds IV, with respect to Delaware Global Equity Fund (filed via EDGAR on December 6, 2023, Accession No. 0001206774-23-001300).

7

Delaware Global Equity Fund II
•	Statement of Additional Information dated July 31, 2023 for Ivy Funds, with respect to Delaware Global Equity Fund II (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware Global Equity Fund II (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000397).
•	Supplement dated August 15, 2023 to the Ivy Funds SAI, with respect to Delaware Global Equity Fund II (filed via EDGAR on August 15, 2023, Accession No. 0001137439-23-001008).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Global Equity Fund II (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023, with respect to Delaware Global Equity Fund II (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

Delaware International Equity Fund
•
Statement of Additional Information dated March 30, 2023 for Delaware Group Global & International Funds, with respect to Delaware International Equity Fund (filed via EDGAR on March 29, 2023, Accession No. 0001145443-23-000094).

•
Supplement dated January 17, 2024 to the Delaware Group Global & International Funds SAI, with respect to Delaware International Equity Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000397).

•
Supplement dated August 15, 2023 to the Delaware Group Global & International Funds SAI, with respect to Delaware International Equity Fund (filed via EDGAR on August 15, 2023, Accession No. 0001137439-23-001006).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Global & International Funds Annual Report to Shareholders for the fiscal year ended November 30, 2023 for Delaware Group Global & International Funds, with respect to Delaware International Equity Fund (filed via EDGAR on February 2, 2024, Accession No. 0001206774-24-000073).

Delaware International Equity Fund II
•	Statement of Additional Information dated July 31, 2023 for Ivy Funds, with respect to Delaware International Equity Fund II (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware International Equity Fund II (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000397).
•	Supplement dated August 15, 2023 to the Ivy Funds SAI, with respect to Delaware International Equity Fund II (filed via EDGAR on August 15, 2023, Accession No. 0001137439-23-001012).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware International Equity Fund II (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Ivy Funds, with respect to Delaware International Equity Fund II (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

8

ACQUIRING FUNDS
Delaware Ivy Large Cap Growth Fund
•	Statement of Additional Information dated July 31, 2023 for Ivy Funds, with respect to Delaware Ivy Large Cap Growth Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware Ivy Large Cap Growth Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000420).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Ivy Large Cap Growth Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Ivy Funds, with respect to Delaware Ivy Large Cap Growth Fund (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

Delaware Ivy Mid Cap Growth Fund
•	Statement of Additional Information dated July 31, 2023 for Ivy Funds, with respect to Delaware Ivy Mid Cap Growth Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware Ivy Mid Cap Growth Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000420).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Ivy Mid Cap Growth Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Ivy Funds, with respect to Delaware Ivy Mid Cap Growth Fund (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

Delaware Ivy Small Cap Growth Fund
•	Statement of Additional Information dated July 31, 2023 for Ivy Funds, with respect to Delaware Ivy Small Cap Growth Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware Ivy Small Cap Growth Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000503).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Ivy Small Cap Growth Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Ivy Funds, with respect to Delaware Ivy Small Cap Growth Fund (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

Delaware Diversified Income Fund
•
Statement of Additional Information dated February 27, 2024 for Delaware Group Adviser Funds, with respect to Delaware Diversified Income Fund (filed via EDGAR on February 27, 2024, Accession No. 0001145443-24-000034).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Adviser Funds Annual Report to Shareholders for the fiscal year ended October 31, 2023 for Delaware Group Adviser Funds, with respect to Delaware Diversified Income Fund (filed via EDGAR on January 3, 2024 Accession No. 0001206774-24-000007).

9

Delaware Ivy High Income Fund
•	Statement of Additional Information dated July 31, 2023 for Ivy Funds, with respect to Delaware Ivy High Income Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware Ivy High Income Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000420).
•	Supplement dated November 29, 2023 to the Ivy Funds SAI, with respect to Delaware Ivy High Income Fund (filed via EDGAR on November 29, 2023, Accession No. 0001137439-23-001419).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Ivy High Income Fund (filed via EDGAR on December 4, 2023 Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Ivy Funds, with respect to Delaware Ivy High Income Fund (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

Delaware Value Fund
•
Statement of Additional Information dated March 30, 2023 for Delaware Group Equity Funds II, with respect to Delaware Value Fund (filed via EDGAR on March 29, 2023, Accession No. 0001145443-23-000092).

•	Supplement dated January 17, 2024 to the Delaware Group Equity Funds II SAI, with respect to Delaware Value Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000420).
•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds II Annual Report to Shareholders for the fiscal year ended November 30, 2023 for Delaware Group Equity Funds II, with respect to Delaware Value Fund (filed via EDGAR on February 2, 2024, Accession No. 0001206774-24-000072).

Delaware Ivy Global Growth Fund
•	Statement of Additional Information dated July 31, 2023 for Ivy Funds, with respect to Delaware Ivy Global Growth Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).
•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware Ivy Global Growth Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000420).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Ivy Global Growth Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Ivy Funds, with respect to Delaware Ivy Global Growth Fund (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

10

Delaware Ivy International Core Equity Fund
•
Statement of Additional Information dated July 31, 2023 for Ivy Funds, with respect to Delaware Ivy International Core Equity Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).

•	Supplement dated January 17, 2024 to the Ivy Funds SAI, with respect to Delaware International Core Equity Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000420).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Ivy International Core Equity Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023 for Ivy Funds, with respect to Delaware Ivy International Core Equity Fund (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees of each Acquiring Fund and each Acquired Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, are included in the “INFORMATION ABOUT THE FUNDS” section of the Proxy Statement/Prospectus.

The Reorganizations will not result in any material changes to any Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Funds. In particular, each security held by each Acquired Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of such change is not required and is not included. Notwithstanding the foregoing, following the Reorganizations, changes to the Acquiring Funds’ portfolios are expected to be made.

Additionally, there are no material differences in the valuation, tax, or accounting policies of the Acquired Funds as compared to those of each corresponding Acquiring Fund.

11

PART C
(Ivy Funds)
N-14
File No. 333-276571
Pre-Effective Amendment No. 1
OTHER INFORMATION

Item 15
Indemnification. Reference is made to Article 15 of the Distribution Agreement, filed by EDGAR on July 28, 2021 as Exhibit No. EX-99.e.1.i to Post-Effective Amendment No. 180 and to Article VII of the Amended and Restated Agreement and Declaration of Trust, filed by EDGAR on September 1, 2017, as Exhibit No. EX-99.(a)(18) to Post-Effective Amendment No. 146, each of which provide indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Executed Amended and Restated Agreement and Declaration of Trust (August 15, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 146 filed September 1, 2017.
(i)
Amended and Restated Schedule A (June 10, 2022) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
(a) By-Laws (November 13, 2008) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed January 29, 2010.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
	(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Executed Investment Management Agreement (April 30, 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

(i) Exhibit A (May 28, 2021) to the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

(b)
Executed Sub-Advisory Agreement (April 30, 2021) between Wilshire Advisors, LLC and Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to Delaware Ivy Wilshire Global Allocation Fund (formerly, Ivy Wilshire Global Allocation Fund) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

(c)
Second Amended and Restated Sub-Advisory Agreement (Active Management) (March 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)
Executed Amendment No. 2 (August 5, 2022) to Exhibit A of the Sub-Advisory Agreement (Active Management) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(d)
Sub-Advisory Agreement (Delaware Equity Funds) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)
Executed Amendment No. 3 (August 5, 2022) to Schedule 1 of the Sub-Advisory Agreement (Global Equity) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(e)
Sub-Advisory Agreement (Delaware Fixed Income Funds) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)
Executed Amendment No. 4 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited (Global Fixed Income) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(f)
Executed Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(i)
Executed Amendment No. 3 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement (Global Fixed Income) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(g)
Executed Second Amended and Restated Sub-Advisory Agreement (January 2, 2021) (Active Management Equity Funds) between Macquarie Investment Management Austria Kapitalanlage AG and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(i)
Executed Amendment No. 1 (December 21, 2021) to Exhibit A of the Sub-Advisory Agreement (January 2, 2021) (Active Management Equity Funds) between Macquarie Investment Management Austria Kapitalanlage AG and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(h)
Investment Advisory Expense Limitation Letter (July 25, 2023) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Delaware Ivy Balanced Fund, et al. incorporated into this filing by reference to Post-Effective Amendment No. 204 filed July 28, 2023.

(i)
Investment Advisory Expense Limitation Letter (October 2023) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Delaware Ivy Accumulative Fund incorporated into this filing by reference to Post-Effective Amendment No. 205 filed October 27, 2023.

(j)
Investment Advisory Expense Limitation Letter (January 24, 2024) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Delaware Ivy Government Securities Fund, et al. incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreement.
(i)
Executed Distribution Agreement (April 30, 2021) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

		(ii)	Executed Amendment No. 1 (January 1, 2024) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

		(i)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(ii)	Executed Amendment No. 4 (July 19, 2019) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(iii)	Executed Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(iv)	Executed Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Amended Distribution and Service Plan under Rule 12b-1 for Class A, Class C, Class R and Class Y Shares of Beneficial Interest (June 10, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

	(b)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 (May 18, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel (January 18, 2024) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-276571) filed January 18, 2024.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters to be filed by Amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
	(a)	Shareholder Services Agreement between Delaware Investments Fund Services Company and the Registrant to be filed by Amendment.
(i) Executed Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(ii)
Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(iii)
Executed Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(iv)
Executed Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(iii)
Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(iv)
Executed Amendment No. 3 (effective October 1, 2023) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
	(a)	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds, attached as Exhibit No. EX-99.14.a.
	(b)	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Value Fund, a series of Delaware Group Equity Funds II, attached as Exhibit No. EX-99.14.b.
	(c)	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Global Equity Fund, a series of Delaware Group Equity Funds IV, attached as Exhibit No. EX-99.14.c.
(d)
Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Mid Cap Growth Equity Fund and Delaware Small Cap Growth Fund, each a series of Delaware Group Equity Funds IV, attached as Exhibit No. EX-99.14.d.

(e)
Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware International Equity Fund, a series of Delaware Group Global & International Funds, attached as Exhibit No. EX-99.14.e.

(f)
Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds, attached as Exhibit No. EX-99.14.f.

	(g)	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Ivy Accumulative Fund, a series of Ivy Funds, attached as Exhibit No. EX-99.14.g.
(h)
Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Global Equity Fund II, Delaware International Equity Fund II, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund and Delaware Ivy Small Cap Growth Fund, each a series of Ivy Funds, attached as Exhibit No. EX-99.14.h.

	(i)	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Select Growth Fund, a series of Voyageur Mutual Funds III, attached as Exhibit No. EX-99.14.i.
	(j)	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Ivy Value Fund, a series of Ivy Funds, attached as Exhibit No. EX-99.14.j.
	(k)	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Ivy Core Bond Fund, a series of Ivy Funds, attached as Exhibit No. EX-99.14.k.
(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
	(a)	Powers of Attorney (January 16, 2024) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-276571) filed January 18, 2024.
(17)	Any additional exhibits which the Registrant may wish to file; and
(a)
Code of Ethics for Macquarie Asset Management, Delaware Funds by Macquarie, Optimum Fund Trust and Macquarie ETF Trust (October 2023) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

	(b)	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
	(c)	Code of Ethics for Macquarie Investment Management Europe Limited (March 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
	(d)	Code of Ethics for Macquarie Investment Management Global Limited (February 28, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

(e) Code of Ethics for Wilshire Advisors, LLC (January 2023) incorporated into this filing by reference to Post-Effective Amendment No. 205 filed October 27, 2023.
	(18)	Furnish the following information, in substantially the tabular form indicated, as to each type and class of securities being registered.
Not applicable.
Item 17	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 1st day of March, 2024.

IVY FUNDS

By:	/s/ Richard Salus
Richard Salus
Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	March 1, 2024
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	March 1, 2024
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	March 1, 2024
Ann D. Borowiec

Joseph W. Chow	*	Trustee	March 1, 2024
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	March 1, 2024
H. Jeffrey Dobbs

John A. Fry	*	Trustee	March 1, 2024
John A. Fry

Joseph Harroz, Jr.	*	Trustee	March 1, 2024
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	March 1, 2024
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	March 1, 2024
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	March 1, 2024
Thomas K. Whitford

Christianna Wood	*	Trustee	March 1, 2024
Christianna Wood

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	March 1, 2024
Richard Salus		(Principal Financial Officer and Principal Accounting Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Ivy Funds N-14)

Exhibit No.	Exhibit
EX-99.14.a	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds
EX-99.14.b	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Value Fund, a series of Delaware Group Equity Funds II
EX-99.14.c	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Global Equity Fund, a series of Delaware Group Equity Funds IV
EX-99.14.d
Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Mid Cap Growth Equity Fund and Delaware Small Cap Growth Fund, each a series of Delaware Group Equity Funds IV

EX-99.14.e	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware International Equity Fund, a series of Delaware Group Global & International Funds
EX-99.14.f	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds
EX-99.14.g	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Ivy Accumulative Fund, a series of Ivy Funds
EX-99.14.h
Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Global Equity Fund II, Delaware International Equity Fund II, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund and Delaware Ivy Small Cap Growth Fund, each a series of Ivy Funds

EX-99.14.i	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Select Growth Fund, a series of Voyageur Mutual Funds III
EX-99.14.j	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Ivy Value Fund, a series of Ivy Funds
EX-99.14.k	Consent of Independent Registered Public Accounting Firm (February 2024) relating to Delaware Ivy Core Bond Fund, a series of Ivy Funds